UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2017

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small Mid/Cap Equity Index Fund

State Street Small Mid/Cap Equity Index Portfolio

State Street Disciplined U.S. Equity Fund

State Street Disciplined International Equity Fund

State Street Disciplined Global Equity Fund

State Street Emerging Markets Equity Index Fund

State Street Hedged International Developed Equity Index Fund

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Asia Pacific Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust

Quarterly Report

March 31, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The portfolio of investments for the State Street Equity 500 Index II Portfolio follows.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 96.9%
Consumer Discretionary – 12.0%
Advance Auto Parts, Inc.	7,000	$1,037,820
Amazon.com, Inc.(a)	36,090	31,995,229
AutoNation, Inc.(a)	6,194	261,944
AutoZone, Inc.(a)	2,476	1,790,272
Bed Bath & Beyond, Inc.	14,415	568,816
Best Buy Co., Inc.	25,906	1,273,280
BorgWarner, Inc.	18,977	793,049
CarMax, Inc.(a)	18,103	1,072,060
Carnival Corp.	37,201	2,191,511
CBS Corp. Class B	33,142	2,298,729
Charter Communications, Inc. Class A(a)	19,500	6,382,740
Chipotle Mexican Grill, Inc.(a)	2,786	1,241,219
Coach, Inc.	26,628	1,100,535
Comcast Corp. Class A	430,166	16,169,940
D.R. Horton, Inc.	32,197	1,072,482
Darden Restaurants, Inc.	11,671	976,513
Delphi Automotive PLC	23,919	1,925,240
Discovery Communications, Inc. Class A(a)	14,403	418,983
Discovery Communications, Inc. Class C(a)	21,003	594,595
DISH Network Corp. Class A(a)	21,700	1,377,733
Dollar General Corp.	24,113	1,681,399
Dollar Tree, Inc.(a)	22,426	1,759,544
Expedia, Inc.	11,434	1,442,628
Foot Locker, Inc.	12,900	965,049
Ford Motor Co.	351,338	4,089,574
Gap, Inc.	20,834	506,058
Garmin, Ltd.	10,940	559,143
General Motors Co.	122,723	4,339,485
Genuine Parts Co.	14,089	1,301,964
Goodyear Tire & Rubber Co.	24,844	894,384
H&R Block, Inc.	19,664	457,188
Hanesbrands, Inc.	35,900	745,284
Harley-Davidson, Inc.	16,816	1,017,368
Hasbro, Inc.	10,697	1,067,775
Home Depot, Inc.	110,702	16,254,375
Interpublic Group of Cos., Inc.	37,666	925,454
Kohl’s Corp.	16,745	666,618
L Brands, Inc.	22,821	1,074,869
Leggett & Platt, Inc.	12,654	636,749
Lennar Corp. Class A	18,706	957,560
LKQ Corp.(a)	29,200	854,684
Lowe’s Cos., Inc.	78,350	6,441,153
Macy’s, Inc.	29,062	861,398
Marriott International, Inc. Class A	28,055	2,642,220
Mattel, Inc.	32,533	833,170
McDonald’s Corp.	74,310	9,631,319
Michael Kors Holdings, Ltd.(a)	15,614	595,050
Mohawk Industries, Inc.(a)	6,031	1,384,054
Netflix, Inc.(a)	38,904	5,750,400
Newell Brands, Inc.	42,841	2,020,810
News Corp. Class A	36,288	471,744
News Corp. Class B	11,400	153,900
NIKE, Inc. Class B	119,906	6,682,361
Nordstrom, Inc.	11,077	515,856
O’Reilly Automotive, Inc.(a)	8,180	2,207,291
Omnicom Group, Inc.	22,391	1,930,328
Priceline Group, Inc.(a)	4,453	7,926,206
PulteGroup, Inc.	28,262	665,570
PVH Corp.	7,549	781,095
Ralph Lauren Corp.	5,379	439,034
Ross Stores, Inc.	35,156	2,315,726
Royal Caribbean Cruises, Ltd.	15,900	1,559,949
Scripps Networks Interactive, Inc. Class A	9,072	710,973
Signet Jewelers, Ltd.	6,600	457,182
Staples, Inc.	61,799	541,977
Starbucks Corp.	131,930	7,703,393
Target Corp.	49,672	2,741,398
TEGNA, Inc.	20,322	520,650
Tiffany & Co.	10,199	971,965
Time Warner, Inc.	70,011	6,840,775
TJX Cos., Inc.	58,737	4,644,922
Tractor Supply Co.	12,426	857,021
TripAdvisor, Inc.(a)	10,842	467,941
Twenty-First Century Fox, Inc. Class A	94,200	3,051,138
Twenty-First Century Fox, Inc. Class B	46,300	1,471,414
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,600	1,597,288
Under Armour, Inc. Class A(a)	17,424	344,647
Under Armour, Inc. Class C(a)	17,575	321,622
VF Corp.	31,444	1,728,477
Viacom, Inc. Class B	32,981	1,537,574
Walt Disney Co.	132,152	14,984,715
Whirlpool Corp.	7,102	1,216,786
Wyndham Worldwide Corp.	10,253	864,225
Wynn Resorts, Ltd.	7,541	864,274
Yum! Brands, Inc.	29,802	1,904,348

		228,893,181

Consumer Staples – 9.0%
Altria Group, Inc.	176,129	12,579,133
Archer-Daniels-Midland Co.	50,832	2,340,305
Brown-Forman Corp. Class B	17,342	800,854
Campbell Soup Co.	18,382	1,052,186
Church & Dwight Co., Inc.	24,600	1,226,802
Clorox Co.	12,264	1,653,555
Coca-Cola Co.	351,100	14,900,684
Colgate-Palmolive Co.	79,823	5,842,245
Conagra Brands, Inc.	39,524	1,594,398
Constellation Brands, Inc. Class A	15,450	2,503,982
Costco Wholesale Corp.	39,755	6,666,516

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Coty, Inc. Class A	44,678	$810,012
CVS Health Corp.	92,805	7,285,193
Dr. Pepper Snapple Group, Inc.	17,497	1,713,306
Estee Lauder Cos., Inc. Class A	21,141	1,792,545
General Mills, Inc.	51,942	3,065,097
Hershey Co.	13,267	1,449,420
Hormel Foods Corp.	25,602	886,597
J.M. Smucker Co.	11,105	1,455,643
Kellogg Co.	24,028	1,744,673
Kimberly-Clark Corp.	32,027	4,215,714
Kraft Heinz Co.	53,818	4,887,213
Kroger Co.	82,442	2,431,215
McCormick & Co., Inc.	10,892	1,062,515
Mead Johnson Nutrition Co.	17,550	1,563,354
Molson Coors Brewing Co. Class B	17,553	1,679,998
Mondelez International, Inc. Class A	138,015	5,945,686
Monster Beverage Corp.(a)	38,535	1,779,161
PepsiCo, Inc.	129,716	14,510,032
Philip Morris International, Inc.	141,012	15,920,255
Procter & Gamble Co.	232,526	20,892,461
Reynolds American, Inc.	74,508	4,695,494
Sysco Corp.	44,274	2,298,706
Tyson Foods, Inc. Class A	25,244	1,557,807
Wal-Mart Stores, Inc.	136,603	9,846,344
Walgreens Boots Alliance, Inc.	77,105	6,403,570
Whole Foods Market, Inc.	30,279	899,892

		171,952,563

Energy – 6.4%
Anadarko Petroleum Corp.	50,082	3,105,084
Apache Corp.	36,055	1,852,866
Baker Hughes, Inc.	40,179	2,403,508
Cabot Oil & Gas Corp.	44,178	1,056,296
Chesapeake Energy Corp.(a)	70,788	420,481
Chevron Corp.	172,112	18,479,665
Cimarex Energy Co.	9,058	1,082,340
Concho Resources, Inc.(a)	13,900	1,783,926
ConocoPhillips	111,527	5,561,851
Devon Energy Corp.	49,701	2,073,526
EOG Resources, Inc.	52,071	5,079,526
EQT Corp.	16,457	1,005,523
Exxon Mobil Corp.	377,575	30,964,926
Halliburton Co.	77,967	3,836,756
Helmerich & Payne, Inc.	10,226	680,745
Hess Corp.	25,357	1,222,461
Kinder Morgan, Inc.	172,550	3,751,237
Marathon Oil Corp.	80,488	1,271,710
Marathon Petroleum Corp.	46,974	2,374,066
Murphy Oil Corp.	15,379	439,686
National Oilwell Varco, Inc.	35,916	1,439,872
Newfield Exploration Co.(a)	18,715	690,771
Noble Energy, Inc.	40,725	1,398,497
Occidental Petroleum Corp.	68,809	4,359,738
ONEOK, Inc.	19,996	1,108,578
Phillips 66	39,573	3,134,973
Pioneer Natural Resources Co.	15,176	2,826,226
Range Resources Corp.	17,859	519,697
Schlumberger, Ltd.	126,450	9,875,745
Southwestern Energy Co.(a)	46,656	381,180
TechnipFMC PLC(a)	44,691	1,452,457
Tesoro Corp.	11,116	901,063
Transocean, Ltd.(a)	37,010	460,775
Valero Energy Corp.	40,323	2,673,012
Williams Cos., Inc.	77,458	2,291,982

		121,960,745

Financials – 13.9%
Affiliated Managers Group, Inc.	5,224	856,423
Aflac, Inc.	35,853	2,596,474
Allstate Corp.	32,639	2,659,752
American Express Co.	68,312	5,404,162
American International Group, Inc.	84,001	5,244,182
Ameriprise Financial, Inc.	13,644	1,769,354
Aon PLC	23,465	2,785,061
Arthur J Gallagher & Co.	16,900	955,526
Assurant, Inc.	5,385	515,183
Bank of America Corp.	912,005	21,514,198
Bank of New York Mellon Corp.	93,394	4,410,999
BB&T Corp.	72,531	3,242,136
Berkshire Hathaway, Inc. Class B(a)	172,884	28,816,305
BlackRock, Inc.	10,916	4,186,395
Capital One Financial Corp.	43,195	3,743,279
CBOE Holdings, Inc.	8,700	705,309
Charles Schwab Corp.	109,404	4,464,777
Chubb, Ltd.	42,053	5,729,721
Cincinnati Financial Corp.	14,209	1,026,884
Citigroup, Inc.	251,727	15,058,309
Citizens Financial Group, Inc.	48,600	1,679,130
CME Group, Inc.	30,563	3,630,884
Comerica, Inc.	16,327	1,119,706
Discover Financial Services	34,328	2,347,692
E*TRADE Financial Corp.(a)	26,042	908,605
Fifth Third Bancorp	71,762	1,822,755
Franklin Resources, Inc.	32,989	1,390,157
Goldman Sachs Group, Inc.	33,546	7,706,187
Hartford Financial Services Group, Inc.	35,867	1,724,127
Huntington Bancshares, Inc.	103,091	1,380,389
Intercontinental Exchange, Inc.	53,385	3,196,160
Invesco, Ltd.	38,811	1,188,781
JPMorgan Chase & Co.	325,143	28,560,561
KeyCorp	102,696	1,825,935
Leucadia National Corp.	30,827	801,502
Lincoln National Corp.	21,682	1,419,087
Loews Corp.	26,219	1,226,263
M&T Bank Corp.	13,663	2,114,076
Marsh & McLennan Cos., Inc.	46,219	3,415,122
MetLife, Inc.	98,070	5,180,057
Moody’s Corp.	15,832	1,773,817
Morgan Stanley	129,775	5,559,561
Nasdaq, Inc.	10,875	755,269
Navient Corp.	28,813	425,280
Northern Trust Corp.	20,196	1,748,570
People’s United Financial, Inc.	29,566	538,101

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
PNC Financial Services Group, Inc.	43,875	$5,275,530
Principal Financial Group, Inc.	25,365	1,600,785
Progressive Corp.	55,149	2,160,738
Prudential Financial, Inc.	38,702	4,128,729
Raymond James Financial, Inc.	12,800	976,128
Regions Financial Corp.	106,046	1,540,848
S&P Global, Inc.	23,168	3,028,984
State Street Corp.(b)	32,078	2,553,730
SunTrust Banks, Inc.	43,836	2,424,131
Synchrony Financial	68,576	2,352,157
T Rowe Price Group, Inc.	23,155	1,578,013
Torchmark Corp.	10,512	809,845
Travelers Cos., Inc.	25,006	3,014,223
Unum Group	22,005	1,031,814
US Bancorp	144,222	7,427,433
Wells Fargo & Co.	409,703	22,804,069
Willis Towers Watson PLC	12,176	1,593,717
XL Group, Ltd.	25,548	1,018,343
Zions Bancorp	19,395	814,590

		265,256,010

Health Care – 13.4%
Abbott Laboratories	156,349	6,943,459
AbbVie, Inc.	144,543	9,418,422
Aetna, Inc.	31,644	4,036,192
Agilent Technologies, Inc.	30,793	1,628,026
Alexion Pharmaceuticals, Inc.(a)	20,073	2,433,651
Allergan PLC	30,306	7,240,709
AmerisourceBergen Corp.	15,934	1,410,159
Amgen, Inc.	66,854	10,968,736
Anthem, Inc.	23,819	3,939,186
Baxter International, Inc.	43,279	2,244,449
Becton Dickinson and Co.	19,136	3,510,308
Biogen, Inc.(a)	19,484	5,327,315
Boston Scientific Corp.(a)	122,057	3,035,558
Bristol-Myers Squibb Co.	151,604	8,244,225
C.R. Bard, Inc.	6,335	1,574,501
Cardinal Health, Inc.	28,133	2,294,246
Celgene Corp.(a)	70,471	8,768,707
Centene Corp.(a)	16,200	1,154,412
Cerner Corp.(a)	25,837	1,520,507
Cigna Corp.	23,085	3,381,722
Cooper Cos., Inc.	4,600	919,494
Danaher Corp.	54,994	4,703,637
DaVita, Inc.(a)	15,028	1,021,453
DENTSPLY SIRONA, Inc.	21,934	1,369,559
Edwards Lifesciences Corp.(a)	18,810	1,769,457
Eli Lilly & Co.	87,918	7,394,783
Envision Healthcare Corp.(a)	11,174	685,190
Express Scripts Holding Co.(a)	54,367	3,583,329
Gilead Sciences, Inc.	118,352	8,038,468
HCA Holdings, Inc.(a)	25,700	2,287,043
Henry Schein, Inc.(a)	7,600	1,291,772
Hologic, Inc.(a)	26,400	1,123,320
Humana, Inc.	13,390	2,760,215
IDEXX Laboratories, Inc.(a)	8,500	1,314,185
Illumina, Inc.(a)	13,000	2,218,320
Incyte Corp.(a)	15,700	2,098,619
Intuitive Surgical, Inc.(a)	3,248	2,489,495
Johnson & Johnson	247,008	30,764,846
Laboratory Corp. of America Holdings(a)	9,775	1,402,419
Mallinckrodt PLC(a)	10,100	450,157
McKesson Corp.	18,924	2,805,672
Medtronic PLC	124,193	10,004,988
Merck & Co., Inc.	249,572	15,857,805
Mettler-Toledo International, Inc.(a)	2,500	1,197,275
Mylan NV(a)	43,702	1,703,941
Patterson Cos., Inc.	7,935	358,900
PerkinElmer, Inc.	10,386	603,011
Perrigo Co. PLC	13,586	901,975
Pfizer, Inc.	541,233	18,515,581
Quest Diagnostics, Inc.	13,142	1,290,413
Regeneron Pharmaceuticals, Inc.(a)	6,742	2,612,592
Stryker Corp.	27,794	3,659,080
Thermo Fisher Scientific, Inc.	35,212	5,408,563
UnitedHealth Group, Inc.	86,374	14,166,200
Universal Health Services, Inc. Class B	8,500	1,057,825
Varian Medical Systems, Inc.(a)	8,829	804,587
Vertex Pharmaceuticals, Inc.(a)	23,552	2,575,411
Waters Corp.(a)	7,650	1,195,771
Zimmer Biomet Holdings, Inc.	19,025	2,323,143
Zoetis, Inc.	43,820	2,338,673

		256,141,657

Industrials – 9.8%
3M Co.	54,129	10,356,502
Acuity Brands, Inc.	4,200	856,800
Alaska Air Group, Inc.	11,700	1,078,974
Allegion PLC	9,096	688,567
American Airlines Group, Inc.	44,700	1,890,810
AMETEK, Inc.	21,999	1,189,706
Arconic, Inc.	41,686	1,098,009
Boeing Co.	51,664	9,137,295
C.H. Robinson Worldwide, Inc.	13,479	1,041,792
Caterpillar, Inc.	52,924	4,909,230
Cintas Corp.	8,166	1,033,326
CSX Corp.	83,355	3,880,175
Cummins, Inc.	14,614	2,209,637
Deere & Co.	26,183	2,850,281
Delta Air Lines, Inc.	65,434	3,007,347
Dover Corp.	14,750	1,185,163
Dun & Bradstreet Corp.	3,455	372,933
Eaton Corp. PLC	40,225	2,982,684
Emerson Electric Co.	57,879	3,464,637
Equifax, Inc.	11,388	1,557,195
Expeditors International of Washington, Inc.	17,176	970,272
Fastenal Co.	27,458	1,414,087
FedEx Corp.	22,050	4,303,058
Flowserve Corp.	12,345	597,745
Fluor Corp.	13,204	694,794
Fortive Corp.	28,597	1,722,111
Fortune Brands Home & Security, Inc.	14,700	894,495

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
General Dynamics Corp.	25,672	$4,805,798
General Electric Co.	793,888	23,657,862
Honeywell International, Inc.	68,978	8,613,283
Illinois Tool Works, Inc.	28,000	3,709,160
Ingersoll-Rand PLC	24,584	1,999,171
Jacobs Engineering Group, Inc.	11,443	632,569
JB Hunt Transport Services, Inc.	8,300	761,442
Johnson Controls International PLC	84,308	3,551,053
Kansas City Southern	10,196	874,409
L3 Technologies, Inc.	7,338	1,212,898
Lockheed Martin Corp.	22,571	6,040,000
Masco Corp.	31,184	1,059,944
Nielsen Holdings PLC	31,925	1,318,822
Norfolk Southern Corp.	25,987	2,909,764
Northrop Grumman Corp.	15,725	3,740,034
PACCAR, Inc.	31,239	2,099,261
Parker-Hannifin Corp.	12,689	2,034,301
Pentair PLC	15,904	998,453
Quanta Services, Inc.(a)	14,407	534,644
Raytheon Co.	26,346	4,017,765
Republic Services, Inc.	21,989	1,381,129
Robert Half International, Inc.	12,266	598,949
Rockwell Automation, Inc.	12,226	1,903,710
Rockwell Collins, Inc.	12,331	1,198,080
Roper Technologies, Inc.	9,665	1,995,726
Ryder System, Inc.	5,066	382,179
Snap-on, Inc.	5,540	934,432
Southwest Airlines Co.	55,059	2,959,972
Stanley Black & Decker, Inc.	14,357	1,907,615
Stericycle, Inc.(a)	8,096	671,077
Textron, Inc.	25,633	1,219,874
TransDigm Group, Inc.	4,800	1,056,768
Union Pacific Corp.	73,698	7,806,092
United Continental Holdings, Inc.(a)	27,400	1,935,536
United Parcel Service, Inc. Class B	62,391	6,694,554
United Rentals, Inc.(a)	8,000	1,000,400
United Technologies Corp.	67,851	7,613,561
Verisk Analytics, Inc.(a)	14,800	1,200,872
W.W. Grainger, Inc.	5,157	1,200,343
Waste Management, Inc.	36,135	2,634,964
Xylem, Inc.	17,058	856,653

		187,110,744

Information Technology – 21.4%
Accenture PLC Class A	56,318	6,751,402
Activision Blizzard, Inc.	62,000	3,091,320
Adobe Systems, Inc.(a)	44,744	5,822,537
Advanced Micro Devices, Inc.(a)	66,400	966,120
Akamai Technologies, Inc.(a)	16,490	984,453
Alliance Data Systems Corp.	4,896	1,219,104
Alphabet, Inc. Class A(a)	27,067	22,947,403
Alphabet, Inc. Class C(a)	26,887	22,304,380
Amphenol Corp. Class A	27,320	1,944,364
Analog Devices, Inc.	32,552	2,667,636
Apple, Inc.	478,124	68,687,294
Applied Materials, Inc.	97,054	3,775,401
Autodesk, Inc.(a)	18,606	1,608,861
Automatic Data Processing, Inc.	40,452	4,141,880
Broadcom, Ltd.	36,291	7,946,277
CA, Inc.	29,740	943,353
Cisco Systems, Inc.	455,190	15,385,422
Citrix Systems, Inc.(a)	14,789	1,233,255
Cognizant Technology Solutions Corp. Class A(a)	54,541	3,246,280
Corning, Inc.	82,626	2,230,902
CSRA, Inc.	13,812	404,553
eBay, Inc.(a)	90,545	3,039,596
Electronic Arts, Inc.(a)	27,479	2,459,920
F5 Networks, Inc.(a)	6,241	889,779
Facebook, Inc. Class A(a)	214,393	30,454,526
Fidelity National Information Services, Inc.	29,291	2,332,149
Fiserv, Inc.(a)	19,062	2,198,039
FLIR Systems, Inc.	12,961	470,225
Global Payments, Inc.	14,576	1,175,992
Harris Corp.	11,802	1,313,208
Hewlett Packard Enterprise Co.	149,453	3,542,036
HP, Inc.	151,253	2,704,404
Intel Corp.	429,636	15,496,970
International Business Machines Corp.	77,995	13,582,049
Intuit, Inc.	21,737	2,521,275
Juniper Networks, Inc.	36,149	1,006,027
KLA-Tencor Corp.	14,832	1,410,078
Lam Research Corp.	15,477	1,986,628
MasterCard, Inc. Class A	85,451	9,610,674
Microchip Technology, Inc.	20,483	1,511,236
Micron Technology, Inc.(a)	92,434	2,671,343
Microsoft Corp.	703,958	46,362,674
Motorola Solutions, Inc.	15,772	1,359,862
NetApp, Inc.	26,114	1,092,871
NVIDIA Corp.	53,244	5,799,869
Oracle Corp.	272,135	12,139,942
Paychex, Inc.	28,207	1,661,392
PayPal Holdings, Inc.(a)	101,145	4,351,258
Qorvo, Inc.(a)	12,100	829,576
QUALCOMM, Inc.	133,726	7,667,849
Red Hat, Inc.(a)	17,070	1,476,555
salesforce.com, Inc.(a)	59,095	4,874,746
Seagate Technology PLC	28,024	1,287,142
Skyworks Solutions, Inc.	17,700	1,734,246
Symantec Corp.	59,260	1,818,097
Synopsys, Inc.(a)	14,500	1,045,885
TE Connectivity, Ltd.	31,651	2,359,582
Teradata Corp.(a)	12,307	382,994
Texas Instruments, Inc.	90,493	7,290,116
Total System Services, Inc.	15,676	838,039
VeriSign, Inc.(a)	8,601	749,233
Visa, Inc. Class A	168,860	15,006,588
Western Digital Corp.	27,153	2,240,937
Western Union Co.	46,045	937,016
Xerox Corp.	80,909	593,872
Xilinx, Inc.	23,960	1,387,044
Yahoo!, Inc.(a)	78,882	3,660,914

		407,626,650

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – 2.7%
Air Products & Chemicals, Inc.	19,402	$2,624,897
Albemarle Corp.	10,700	1,130,348
Alcoa Corp.	1	34
Avery Dennison Corp.	8,470	682,682
Ball Corp.	16,566	1,230,191
CF Industries Holdings, Inc.	22,120	649,222
Dow Chemical Co.	100,938	6,413,601
E.I. du Pont de Nemours & Co.	78,218	6,283,252
Eastman Chemical Co.	13,936	1,126,029
Ecolab, Inc.	23,501	2,945,615
FMC Corp.	12,678	882,262
Freeport-McMoRan, Inc.(a)	117,040	1,563,655
International Flavors & Fragrances, Inc.	7,551	1,000,734
International Paper Co.	39,103	1,985,650
LyondellBasell Industries NV Class A	29,448	2,685,363
Martin Marietta Materials, Inc.	6,045	1,319,321
Monsanto Co.	39,461	4,466,985
Mosaic Co.	33,284	971,227
Newmont Mining Corp.	50,433	1,662,272
Nucor Corp.	30,248	1,806,411
PPG Industries, Inc.	22,954	2,412,006
Praxair, Inc.	25,511	3,025,605
Sealed Air Corp.	18,323	798,516
Sherwin-Williams Co.	7,209	2,236,160
Vulcan Materials Co.	12,571	1,514,554
WestRock Co.	23,836	1,240,187

		52,656,779

Real Estate – 2.9%
Alexandria Real Estate Equities, Inc.	7,600	839,952
American Tower Corp. REIT	38,518	4,681,478
Apartment Investment & Management Co. Class A REIT	14,887	660,239
AvalonBay Communities, Inc. REIT	12,269	2,252,588
Boston Properties, Inc. REIT	14,646	1,939,277
CBRE Group, Inc. Class A(a)	28,467	990,367
Crown Castle International Corp. REIT	32,258	3,046,768
Digital Realty Trust, Inc. REIT	15,100	1,606,489
Equinix, Inc. REIT	6,743	2,699,695
Equity Residential REIT	34,719	2,160,216
Essex Property Trust, Inc. REIT	6,245	1,445,905
Extra Space Storage, Inc. REIT	12,000	892,680
Federal Realty Investment Trust REIT	6,800	907,800
GGP, Inc. REIT	55,458	1,285,516
HCP, Inc. REIT	44,423	1,389,551
Host Hotels & Resorts, Inc. REIT	70,262	1,311,089
Iron Mountain, Inc. REIT	23,281	830,433
Kimco Realty Corp. REIT	40,353	891,398
Macerich Co. REIT	11,455	737,702
Mid-America Apartment Communities, Inc. REIT	10,800	1,098,792
Prologis, Inc. REIT	47,152	2,446,246
Public Storage REIT	13,335	2,919,165
Realty Income Corp. REIT	23,800	1,416,814
Regency Centers Corp.	12,500	829,875
Simon Property Group, Inc. REIT	28,880	4,968,226
SL Green Realty Corp. REIT	9,600	1,023,552
UDR, Inc. REIT	25,400	921,004
Ventas, Inc. REIT	33,597	2,185,149
Vornado Realty Trust REIT	16,368	1,641,874
Welltower, Inc. REIT	32,319	2,288,832
Weyerhaeuser Co. REIT	66,687	2,266,024

		54,574,696

Telecommunication Services – 2.3%
AT&T, Inc.	558,887	23,221,755
CenturyLink, Inc.	51,892	1,223,094
Level 3 Communications, Inc.(a)	27,700	1,584,994
Verizon Communications, Inc.	370,715	18,072,356

		44,102,199

Utilities – 3.1%
AES Corp.	62,636	700,271
Alliant Energy Corp.	21,600	855,576
Ameren Corp.	23,004	1,255,788
American Electric Power Co., Inc.	44,009	2,954,324
American Water Works Co., Inc.	16,900	1,314,313
CenterPoint Energy, Inc.	40,876	1,126,951
CMS Energy Corp.	26,555	1,188,071
Consolidated Edison, Inc.	27,152	2,108,624
Dominion Resources, Inc.	56,594	4,389,997
DTE Energy Co.	17,045	1,740,465
Duke Energy Corp.	63,192	5,182,376
Edison International	29,014	2,309,805
Entergy Corp.	16,998	1,291,168
Eversource Energy	30,117	1,770,277
Exelon Corp.	82,984	2,985,764
FirstEnergy Corp.	40,393	1,285,305
NextEra Energy, Inc.	42,264	5,425,430
NiSource, Inc.	30,704	730,448
NRG Energy, Inc.	30,002	561,037
PG&E Corp.	45,414	3,013,673
Pinnacle West Capital Corp.	10,604	884,162
PPL Corp.	60,519	2,262,805
Public Service Enterprise Group, Inc.	48,088	2,132,703
SCANA Corp.	13,599	888,695
Sempra Energy	22,362	2,471,001
Southern Co.	89,259	4,443,313
WEC Energy Group, Inc.	29,982	1,817,809
Xcel Energy, Inc.	45,051	2,002,517

		59,092,668

TOTAL COMMON STOCKS (Cost $1,485,348,759)		1,849,367,892

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT – 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d) (Cost $51,088,212)	51,088,212	$51,088,212

TOTAL INVESTMENTS – 99.6% (Cost $1,536,436,971)		1,900,456,104
Other Assets in Excess of Liabilities – 0.4%		7,198,080

NET ASSETS – 100.0%		$1,907,654,184

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT	Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	06/16/2017	488	$57,564,480	$(43,882)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$228,893,181	$–	$–	$228,893,181
Consumer Staples	171,952,563	–	–	171,952,563
Energy	121,960,745	–	–	121,960,745
Financials	265,256,010	–	–	265,256,010
Health Care	256,141,657	–	–	256,141,657
Industrials	187,110,744	–	–	187,110,744
Information Technology	407,626,650	–	–	407,626,650
Materials	52,656,779	–	–	52,656,779
Real Estate	54,574,696	–	–	54,574,696
Telecommunication Services	44,102,199	–	–	44,102,199
Utilities	59,092,668	–	–	59,092,668
Short-Term Investment	51,088,212	–	–	51,088,212

Total Investments	$1,900,456,104	$–	$–	$1,900,456,104

Liabilities:
Other Financial Instruments:
Futures Contracts (a)	$(43,882)	$–	$–	$(43,882)

Total Other Financial Instruments	$(43,882)	$–	$–	$(43,882)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
State Street Corp.	23,278	$1,809,166	11,200	2,400	32,078	$2,553,730	$12,190	$57,650
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,381,182	30,381,182	455,186,831	434,479,801	51,088,212	51,088,212	–	–

TOTAL		$32,190,348				$53,641,942	$12,190	$57,650

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The portfolio of investments for the Aggregate Bond Index Portfolio follows.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – 25.9%
Advertising – 0.0%(a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$25,755
Omnicom Group, Inc. 3.60%, 4/15/2026	100,000	99,832
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,529

		151,116

Aerospace & Defense – 0.4%
Boeing Co.:
0.95%, 5/15/2018	25,000	24,863
2.60%, 10/30/2025	35,000	33,986
3.38%, 6/15/2046	25,000	22,694
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	51,388
General Dynamics Corp. 2.25%, 11/15/2022	25,000	24,599
Harris Corp. 3.83%, 4/27/2025	50,000	50,919
L-3 Technologies, Inc. 4.95%, 2/15/2021	25,000	26,829
L3 Technologies, Inc. 3.85%, 12/15/2026	50,000	50,752
Lockheed Martin Corp.:
2.50%, 11/23/2020	100,000	100,764
3.55%, 1/15/2026	100,000	101,588
3.60%, 3/1/2035	50,000	47,688
4.70%, 5/15/2046	110,000	118,761
Northrop Grumman Corp.:
3.25%, 8/1/2023	50,000	51,064
4.75%, 6/1/2043	25,000	26,955
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,839
4.20%, 12/15/2044	25,000	25,867
Rockwell Collins, Inc.:
2.80%, 3/15/2022	50,000	50,140
3.50%, 3/15/2027	36,000	36,039
Textron, Inc. 4.00%, 3/15/2026	50,000	50,937
United Technologies Corp.:
1.78%, 5/4/2018(b)	75,000	75,002
1.95%, 11/1/2021	150,000	147,016
2.65%, 11/1/2026	50,000	48,080
4.50%, 6/1/2042	250,000	264,390
6.13%, 7/15/2038	50,000	63,524

		1,519,684

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	151,866
4.00%, 1/31/2024	25,000	26,217
4.50%, 5/2/2043	25,000	25,348
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	$50,000	$49,370
Philip Morris International, Inc.:
1.63%, 2/21/2019	100,000	99,649
1.88%, 1/15/2019	50,000	50,105
2.13%, 5/10/2023	75,000	71,480
2.63%, 2/18/2022	25,000	24,972
2.75%, 2/25/2026	125,000	120,172
4.13%, 3/4/2043	25,000	24,092
4.50%, 3/26/2020	25,000	26,669
4.50%, 3/20/2042	50,000	50,894
Reynolds American, Inc.:
2.30%, 6/12/2018	100,000	100,599
4.00%, 6/12/2022	50,000	52,448
5.70%, 8/15/2035	25,000	28,615
5.85%, 8/15/2045	175,000	205,481

		1,107,977

Airlines – 0.0%(a)
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	22,135	22,213
Delta Air Lines, Inc. 2.88%, 3/13/2020	100,000	101,000
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,375
United Airlines 2016-1 Pass Through Trust Class AA Series AA, 3.10%, 1/7/2030	50,000	49,098

		197,686

Apparel – 0.0%(a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	46,769
3.88%, 11/1/2045	30,000	28,898

		75,667

Auto Manufacturers – 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	50,000	49,852
Series MTN, 2.25%, 8/15/2019	25,000	25,218
Series MTN, 2.45%, 9/24/2020	75,000	75,726
Series MTN, 2.90%, 2/16/2024	50,000	49,931
Ford Motor Co.:
4.35%, 12/8/2026	100,000	101,957
4.75%, 1/15/2043	50,000	46,882
5.29%, 12/8/2046	100,000	100,081
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	150,000	149,391
2.68%, 1/9/2020	300,000	301,881
3.10%, 5/4/2023	100,000	97,563
3.34%, 3/18/2021	150,000	151,725

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Auto Manufacturers – (continued)
Series GMTN, 4.39%, 1/8/2026	$100,000	$102,064
General Motors Co.:
3.50%, 10/2/2018	25,000	25,539
6.60%, 4/1/2036	100,000	115,114
6.75%, 4/1/2046	25,000	29,319
General Motors Financial Co., Inc.:
2.40%, 5/9/2019	200,000	200,634
3.15%, 1/15/2020	35,000	35,570
3.20%, 7/13/2020	25,000	25,431
3.20%, 7/6/2021	100,000	100,453
3.45%, 1/14/2022	50,000	50,334
3.70%, 5/9/2023	100,000	100,435
4.00%, 1/15/2025	35,000	35,135
4.35%, 1/17/2027	35,000	35,343
5.25%, 3/1/2026	100,000	107,428
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	275,000	270,531
Series GMTN, 2.80%, 7/13/2022	25,000	25,180
Series MTN, 1.40%, 5/20/2019	75,000	74,392
Series MTN, 1.70%, 2/19/2019	25,000	25,024
Series MTN, 2.10%, 1/17/2019	50,000	50,422

		2,558,555

Auto Parts & Equipment – 0.0%(a)
Delphi Automotive PLC:
4.25%, 1/15/2026	25,000	26,180
4.40%, 10/1/2046	30,000	28,594
Lear Corp. 5.25%, 1/15/2025	20,000	21,100

		75,874

Banks – 5.8%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.30%, 6/1/2021	100,000	98,748
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	25,309
Bank of America Corp.:
5.70%, 1/24/2022	50,000	56,224
6.11%, 1/29/2037	75,000	87,764
Series GMTN, 2.63%, 4/19/2021	600,000	598,890
Series GMTN, 3.50%, 4/19/2026	130,000	128,511
Series L, 2.60%, 1/15/2019	50,000	50,529
Series L, 2.65%, 4/1/2019	300,000	303,597
Series L, 3.95%, 4/21/2025	50,000	49,776
Series MTN, 2.50%, 10/21/2022	50,000	48,701
Series MTN, 3.25%, 10/21/2027	400,000	380,452
Series MTN, 4.00%, 4/1/2024	50,000	51,824
Series MTN, 4.13%, 1/22/2024	25,000	26,100
Series MTN, 4.20%, 8/26/2024	50,000	51,002
Series MTN, 3 month USD LIBOR + 1.99%, 4.44%, 1/20/2048(c)	50,000	50,265
Series MTN, 4.88%, 4/1/2044	50,000	53,757
Series MTN, 5.00%, 5/13/2021	50,000	54,279
Series MTN, 5.63%, 7/1/2020	50,000	54,807
Bank of Montreal:
1.40%, 4/10/2018	25,000	24,960
Series MTN, 1.45%, 4/9/2018	25,000	24,972
Series MTN, 1.90%, 8/27/2021	50,000	48,708
Series MTN, 2.55%, 11/6/2022	30,000	29,739
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	100,000	100,106
Series G, 3.00%, 2/24/2025	100,000	98,967
Series MTN, 2.05%, 5/3/2021	50,000	49,201
Series MTN, 2.20%, 3/4/2019	25,000	25,184
Series MTN, 2.20%, 8/16/2023	200,000	191,892
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	100,077
2.70%, 3/7/2022	100,000	100,346
Series BKNT, 1.95%, 1/15/2019	100,000	100,214
Series BKNT, 2.45%, 3/22/2021	200,000	199,708
Barclays Bank PLC 5.14%, 10/14/2020	100,000	106,872
Barclays PLC:
3.20%, 8/10/2021	200,000	200,506
4.38%, 1/12/2026	50,000	50,733
5.20%, 5/12/2026	75,000	76,879
5.25%, 8/17/2045	25,000	26,189
BB&T Corp.:
Series MTN, 2.25%, 2/1/2019	25,000	25,177
Series MTN, 2.63%, 6/29/2020	50,000	50,510

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	$100,000	$108,122
Series MTN, 2.70%, 8/20/2018	50,000	50,512
BPCE SA Series MTN, 2.50%, 7/15/2019	100,000	100,443
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,290
3.63%, 9/16/2025	25,000	25,575
Series BKNT, 1.45%, 5/10/2019	50,000	49,502
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	50,271
3.75%, 7/28/2026	125,000	121,119
Capital One NA/Mclean:
2.35%, 8/17/2018	50,000	50,273
Series BKNT, 1.85%, 9/13/2019	250,000	247,717
Series BKNT, 2.95%, 7/23/2021	75,000	75,545
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	99,926
2.05%, 6/7/2019	300,000	299,685
2.35%, 8/2/2021	50,000	49,191
2.50%, 9/26/2018	50,000	50,416
2.55%, 4/8/2019	50,000	50,490
2.70%, 3/30/2021	175,000	175,178
2.90%, 12/8/2021	250,000	250,783
3.20%, 10/21/2026	300,000	287,274
3.75%, 6/16/2024	25,000	25,484
4.30%, 11/20/2026	50,000	50,459
4.45%, 9/29/2027	150,000	152,031
4.65%, 7/30/2045	25,000	25,997
5.30%, 5/6/2044	50,000	53,480
6.68%, 9/13/2043	175,000	222,026
Citizens Bank NA/Providence Series BKNT, 2.50%, 3/14/2019	50,000	50,363
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	99,963
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	50,000	50,310
3.88%, 2/8/2022	50,000	52,719
4.38%, 8/4/2025	250,000	255,990
4.50%, 1/11/2021	50,000	53,573
5.75%, 12/1/2043	50,000	57,434
Series GMTN, 2.50%, 1/19/2021	300,000	300,153
Credit Suisse AG 5.30%, 8/13/2019	100,000	107,207
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	450,000	451,863
3.80%, 6/9/2023	150,000	150,627
Deutsche Bank AG:
2.50%, 2/13/2019	75,000	75,088
2.95%, 8/20/2020	50,000	50,086
3.70%, 5/30/2024	50,000	49,136
Discover Bank 3.45%, 7/27/2026	25,000	24,011
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	50,303
Fifth Third Bank:
2.25%, 6/14/2021	50,000	49,344
Series BKNT, 3.85%, 3/15/2026	225,000	226,508
FMS Wertmanagement AoeR 1.00%, 8/16/2019	200,000	196,970
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	49,916
2.30%, 12/13/2019	50,000	50,018
2.35%, 11/15/2021	175,000	171,453
2.55%, 10/23/2019	25,000	25,207
2.63%, 1/31/2019	200,000	202,270
2.63%, 4/25/2021	150,000	149,484
2.75%, 9/15/2020	250,000	251,985
2.88%, 2/25/2021	25,000	25,186
2.90%, 7/19/2018	50,000	50,644
3.50%, 1/23/2025	50,000	49,743
3.50%, 11/16/2026	250,000	244,730
3.63%, 1/22/2023	25,000	25,596
3.75%, 2/25/2026	50,000	50,241
4.00%, 3/3/2024	50,000	51,838
4.75%, 10/21/2045	50,000	52,716
5.95%, 1/15/2027	50,000	57,179
6.25%, 2/1/2041	200,000	251,714
6.75%, 10/1/2037	150,000	185,070
Series MTN, 4.80%, 7/8/2044	50,000	52,901
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	320,772
2.95%, 5/25/2021	250,000	251,250
4.30%, 3/8/2026	250,000	260,030
5.10%, 4/5/2021	50,000	54,231
6.50%, 9/15/2037	200,000	246,526
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,357
2.60%, 8/2/2018	50,000	50,423
Industrial & Commercial Bank of China, Ltd. 3.23%, 11/13/2019	50,000	51,059
International Finance Corp. 1.75%, 9/16/2019	25,000	25,117
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	52,520
JPMorgan Chase & Co.:
1.63%, 5/15/2018	50,000	49,987
1.85%, 3/22/2019	350,000	350,105
2.25%, 1/23/2020	150,000	150,465
2.35%, 1/28/2019	50,000	50,489
2.40%, 6/7/2021	550,000	546,832
2.70%, 5/18/2023	125,000	122,490
2.95%, 10/1/2026	350,000	332,584
2.97%, 1/15/2023	50,000	49,966

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
3.38%, 5/1/2023	$75,000	$74,938
3.88%, 2/1/2024	50,000	51,956
4.13%, 12/15/2026	50,000	50,901
4.25%, 10/1/2027	80,000	82,018
4.85%, 2/1/2044	50,000	55,313
4.95%, 6/1/2045	50,000	52,613
5.40%, 1/6/2042	50,000	58,059
5.50%, 10/15/2040	150,000	175,905
KeyBank NA Series MTN, 3.40%, 5/20/2026	25,000	24,342
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	25,128
Series MTN, 2.90%, 9/15/2020	100,000	101,570
KFW:
1.00%, 6/11/2018	25,000	24,905
2.50%, 11/20/2024	50,000	50,299
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	100,000	52,162
1.00%, 7/15/2019	100,000	98,720
1.50%, 2/6/2019	750,000	750,352
1.50%, 6/15/2021	700,000	685,783
1.88%, 4/1/2019	25,000	25,181
2.00%, 5/2/2025	100,000	96,439
2.13%, 1/17/2023	100,000	99,046
2.63%, 1/25/2022	50,000	51,102
4.50%, 7/16/2018	75,000	78,004
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	50,000	49,870
2.00%, 1/13/2025	25,000	24,099
2.25%, 10/1/2021	50,000	50,237
Series GMTN, 1.75%, 7/27/2026	50,000	46,443
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	198,816
4.65%, 3/24/2026	100,000	102,178
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	48,853
2.76%, 9/13/2026	25,000	23,513
3.00%, 2/22/2022	50,000	50,374
3.68%, 2/22/2027	50,000	50,639
3.85%, 3/1/2026	25,000	25,665
Morgan Stanley:
2.13%, 4/25/2018	25,000	25,091
2.80%, 6/16/2020	50,000	50,567
3.63%, 1/20/2027	100,000	99,157
3.95%, 4/23/2027	25,000	24,741
4.30%, 1/27/2045	50,000	49,399
6.38%, 7/24/2042	65,000	82,896
Series GMTN, 2.38%, 7/23/2019	50,000	50,303
Series GMTN, 2.45%, 2/1/2019	550,000	554,730
Series GMTN, 2.50%, 4/21/2021	225,000	223,852
Series GMTN, 3.75%, 2/25/2023	50,000	51,626
Series GMTN, 3.88%, 1/27/2026	125,000	126,507
Series GMTN, 4.35%, 9/8/2026	50,000	51,027
Series MTN, 2.20%, 12/7/2018	50,000	50,212
Series MTN, 2.63%, 11/17/2021	250,000	248,325
Series MTN, 3.13%, 7/27/2026	225,000	214,789
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,228
1.88%, 7/12/2021	250,000	242,575
2.50%, 7/12/2026	50,000	46,793
Oesterreichische Kontrollbank AG:
1.13%, 5/29/2018	50,000	49,863
1.13%, 4/26/2019	25,000	24,736
1.63%, 3/12/2019	25,000	25,009
PNC Bank NA:
Series MTN, 2.15%, 4/29/2021	250,000	247,045
Series MTN, 2.40%, 10/18/2019	200,000	202,086
PNC Financial Services Group, Inc.:
3.30%, 3/8/2022	50,000	51,437
3.90%, 4/29/2024	50,000	51,815
Regions Financial Corp. 3.20%, 2/8/2021	25,000	25,415
Royal Bank of Canada:
2.00%, 12/10/2018	50,000	50,178
2.30%, 3/22/2021	125,000	124,987
Series GMTN, 2.13%, 3/2/2020	100,000	100,148
Series GMTN, 2.50%, 1/19/2021	100,000	100,650
Series GMTN, 1.63%, 4/15/2019	50,000	49,739
Series GMTN, 4.65%, 1/27/2026	100,000	106,072
Royal Bank of Scotland Group PLC 3.88%, 9/12/2023	75,000	73,875
Santander Holdings USA, Inc.:
3.70%, 3/28/2022(d)	60,000	60,244
4.50%, 7/17/2025	50,000	50,790
Santander UK Group Holdings PLC 2.88%, 10/16/2020	100,000	100,246
Santander UK PLC 3.05%, 8/23/2018	25,000	25,396
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	48,445

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	$250,000	$249,840
Series GMTN, 1.95%, 7/23/2018	100,000	100,051
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,094
2.93%, 3/9/2021	100,000	100,774
3.01%, 10/19/2026	50,000	47,938
3.78%, 3/9/2026	30,000	30,661
SunTrust Bank 2.25%, 1/31/2020	50,000	50,102
SunTrust Banks, Inc.:
2.35%, 11/1/2018	25,000	25,168
2.70%, 1/27/2022	50,000	49,834
Svenska Handelsbanken AB Series GMTN, 2.40%, 10/1/2020	75,000	74,995
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	321,155
Series GMTN, 1.45%, 9/6/2018	50,000	49,879
Series GMTN, 1.75%, 7/23/2018	50,000	50,099
Series GMTN, 2.50%, 12/14/2020	50,000	50,384
Series MTN, 1.95%, 1/22/2019	50,000	50,207
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	100,141
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,185
Series MTN, 2.35%, 1/29/2021	100,000	100,118
Series MTN, 3.10%, 4/27/2026	50,000	49,118
Series MTN, 3.60%, 9/11/2024	25,000	25,702
US Bank NA Series BKNT, 1.40%, 4/26/2019	350,000	347,350
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	293,745
2.15%, 1/15/2019	25,000	25,147
2.50%, 3/4/2021	50,000	49,841
3.00%, 10/23/2026	250,000	239,305
4.13%, 8/15/2023	25,000	26,134
4.48%, 1/16/2024	25,000	26,631
5.61%, 1/15/2044	325,000	371,709
Series GMTN, 4.30%, 7/22/2027	50,000	51,936
Series MTN, 3.00%, 1/22/2021	50,000	50,897
Series MTN, 3.30%, 9/9/2024	150,000	150,096
Series MTN, 3.55%, 9/29/2025	50,000	50,282
Series MTN, 4.75%, 12/7/2046	150,000	153,420
Wells Fargo Bank NA Series MTN, 2.15%, 12/6/2019	300,000	300,978
Wells Fargo Capital 5.95%, 12/1/2086	25,000	26,878
Westpac Banking Corp.:
1.55%, 5/25/2018	100,000	99,898
2.25%, 1/17/2019	125,000	125,725
2.80%, 1/11/2022	100,000	100,578
2.85%, 5/13/2026	50,000	48,240

		25,466,658

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	350,000	350,291
2.15%, 2/1/2019	25,000	25,151
2.65%, 2/1/2021	155,000	156,079
3.30%, 2/1/2023	200,000	203,338
3.65%, 2/1/2026	250,000	252,418
4.70%, 2/1/2036	425,000	449,178
4.90%, 2/1/2046	175,000	188,911
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	49,394
3.75%, 7/15/2042	50,000	45,726
Coca-Cola Co.:
1.15%, 4/1/2018	25,000	24,950
1.38%, 5/30/2019	275,000	273,686
1.55%, 9/1/2021	200,000	194,898
1.65%, 11/1/2018	25,000	25,102
2.25%, 9/1/2026	25,000	23,406
2.88%, 10/27/2025	25,000	24,757
3.20%, 11/1/2023	25,000	25,763
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	100,000	100,616
Constellation Brands, Inc.:
3.75%, 5/1/2021	5,000	5,162
3.88%, 11/15/2019	5,000	5,201
4.25%, 5/1/2023	25,000	26,344
6.00%, 5/1/2022	5,000	5,674
Diageo Capital PLC 2.63%, 4/29/2023	75,000	74,428
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	25,493
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	50,000	50,124
Molson Coors Brewing Co.:
2.10%, 7/15/2021	50,000	48,807
2.25%, 3/15/2020(d)	50,000	50,057
3.00%, 7/15/2026	50,000	47,490
4.20%, 7/15/2046	30,000	28,180
PepsiCo, Inc.:
1.50%, 2/22/2019	135,000	134,903
1.70%, 10/6/2021	150,000	146,034
1.85%, 4/30/2020	25,000	24,982

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Beverages – (continued)
2.15%, 10/14/2020	$50,000	$50,275
2.85%, 2/24/2026	85,000	83,578
3.45%, 10/6/2046	150,000	135,528
3.60%, 3/1/2024	25,000	26,235
4.45%, 4/14/2046	75,000	79,747
4.60%, 7/17/2045	25,000	27,082

		3,488,988

Biotechnology – 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	194,214
2.20%, 5/22/2019	50,000	50,311
3.63%, 5/22/2024	100,000	102,603
4.40%, 5/1/2045	50,000	48,654
4.66%, 6/15/2051	225,000	224,779
6.38%, 6/1/2037	50,000	60,933
Biogen, Inc.:
2.90%, 9/15/2020	25,000	25,431
4.05%, 9/15/2025	50,000	51,777
5.20%, 9/15/2045	25,000	27,005
Celgene Corp.:
2.13%, 8/15/2018	50,000	50,185
2.88%, 8/15/2020	225,000	228,341
3.63%, 5/15/2024	25,000	25,332
3.88%, 8/15/2025	25,000	25,537
4.63%, 5/15/2044	50,000	49,496
Gilead Sciences, Inc.:
1.85%, 9/4/2018	50,000	50,145
1.95%, 3/1/2022	5,000	4,840
2.55%, 9/1/2020	250,000	252,515
2.95%, 3/1/2027	25,000	23,669
3.65%, 3/1/2026	85,000	85,575
4.15%, 3/1/2047	120,000	111,610
4.40%, 12/1/2021	25,000	26,797
4.50%, 2/1/2045	25,000	24,520
4.60%, 9/1/2035	100,000	102,954
4.75%, 3/1/2046	25,000	25,500
4.80%, 4/1/2044	25,000	25,628

		1,898,351

Chemicals – 0.3%
Agrium, Inc. 4.13%, 3/15/2035	25,000	24,022
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,563
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,591
5.88%, 6/15/2021	10,000	11,050
Dow Chemical Co.:
3.00%, 11/15/2022	75,000	75,818
4.25%, 11/15/2020	25,000	26,513
4.25%, 10/1/2034	50,000	49,801
4.38%, 11/15/2042	50,000	49,460
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	25,504
Ecolab, Inc. 4.35%, 12/8/2021	25,000	26,973
EI du Pont de Nemours & Co.:
3.63%, 1/15/2021	25,000	26,002
4.63%, 1/15/2020	50,000	53,196
6.00%, 7/15/2018	25,000	26,353
HB Fuller Co. 4.00%, 2/15/2027	25,000	25,122
Lubrizol Corp. 8.88%, 2/1/2019	25,000	28,143
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	25,956
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	23,509
5.00%, 4/15/2019	100,000	105,327
5.75%, 4/15/2024	100,000	114,223
Monsanto Co.:
2.75%, 7/15/2021	50,000	49,962
4.70%, 7/15/2064	25,000	23,330
Mosaic Co. 5.63%, 11/15/2043	25,000	25,708
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,614
4.00%, 12/15/2026	50,000	51,130
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	25,207
Praxair, Inc.:
1.25%, 11/7/2018	50,000	49,748
3.20%, 1/30/2026	25,000	25,402
3.55%, 11/7/2042	25,000	23,836
RPM International, Inc.:
3.75%, 3/15/2027	50,000	50,056
5.25%, 6/1/2045	25,000	27,026
Westlake Chemical Corp.:
4.63%, 2/15/2021(d)	100,000	103,852
5.00%, 8/15/2046(d)	100,000	102,140

		1,358,137

Commercial Services – 0.1%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	20,221
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	21,227
Ecolab, Inc. 2.70%, 11/1/2026	150,000	142,657
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	52,396
Moody’s Corp. 2.75%, 7/15/2019	50,000	50,618
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	207,785
S&P Global, Inc. 3.30%, 8/14/2020	50,000	50,914
University of Southern California 3.03%, 10/1/2039	25,000	22,492

		568,310

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Construction Materials – 0.1%
Johnson Controls International PLC:
3.63%, 7/2/2024(b)	$25,000	$25,568
4.50%, 2/15/2047	70,000	71,104
Masco Corp.:
3.50%, 4/1/2021	30,000	30,525
4.38%, 4/1/2026	170,000	177,279
Vulcan Materials Co. 7.50%, 6/15/2021	25,000	29,249

		333,725

Distribution & Wholesale – 0.0%(a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	53,985

Diversified Financial Services – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/2022	150,000	153,972
4.50%, 5/15/2021	300,000	314,385
Air Lease Corp.:
3.00%, 9/15/2023	25,000	24,341
3.63%, 4/1/2027	70,000	68,525
4.25%, 9/15/2024	25,000	25,888
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	50,220
Series GMTN, 2.25%, 8/15/2019	50,000	50,332
Series MTN, 1.80%, 7/31/2018	50,000	50,040
Series MTN, 2.25%, 5/5/2021	350,000	346,724
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	51,358
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,119
3.50%, 3/18/2024	25,000	26,099
Charles Schwab Corp. 3.45%, 2/13/2026	50,000	51,075
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	67,307
Discover Financial Services:
3.85%, 11/21/2022	50,000	50,938
4.10%, 2/9/2027	75,000	75,000
GE Capital International Funding Co.:
2.34%, 11/15/2020	200,000	200,752
4.42%, 11/15/2035	350,000	369,716
General Electric Co.:
5.30%, 2/11/2021	25,000	27,696
Series GMTN, 2.20%, 1/9/2020	200,000	202,106
Series GMTN, 3.45%, 5/15/2024	50,000	51,963
Series GMTN, 2.30%, 1/14/2019	25,000	25,306
Series MTN, 4.65%, 10/17/2021	50,000	54,908
Series MTN, 5.88%, 1/14/2038	50,000	63,105
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	28,244
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	50,772
3.75%, 12/1/2025	180,000	186,197
Invesco Finance PLC 3.75%, 1/15/2026	50,000	51,301
Jefferies Group LLC:
4.85%, 1/15/2027	90,000	91,994
6.50%, 1/20/2043	50,000	54,062
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	50,000	49,837
2.95%, 2/7/2024	100,000	100,250
4.02%, 11/1/2032	50,000	51,728
3 month USD LIBOR + 2.91%, 4.75%, 4/30/2043(c)	75,000	76,758
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	200,000	201,726
Synchrony Financial:
2.60%, 1/15/2019	50,000	50,378
4.50%, 7/23/2025	50,000	51,359
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	151,606
5.60%, 12/1/2019	25,000	27,233
Visa, Inc.:
2.80%, 12/14/2022	75,000	75,632
3.15%, 12/14/2025	250,000	251,040
4.15%, 12/14/2035	50,000	52,311
4.30%, 12/14/2045	50,000	52,499

		4,112,802

Electric – 1.7%
Alabama Power Co. 3.85%, 12/1/2042	75,000	71,624
Ameren Corp. 3.65%, 2/15/2026	50,000	50,326
Ameren Illinois Co. 4.15%, 3/15/2046	50,000	51,512
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	50,135
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,487
7.00%, 4/1/2038	25,000	33,633
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	23,372
4.35%, 11/15/2045	50,000	51,846
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	63,783
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	231,382
4.50%, 2/1/2045	50,000	51,925
5.15%, 11/15/2043	150,000	168,975
6.50%, 9/15/2037	80,000	104,050

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	$50,000	$49,962
Black Hills Corp. 3.15%, 1/15/2027	25,000	23,826
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	100,000	98,648
Series Z, 2.40%, 9/1/2026	50,000	46,867
Cleco Corporate Holdings LLC 4.97%, 5/1/2046(d)	20,000	20,607
CMS Energy Corp. 3.45%, 8/15/2027	50,000	49,626
Commonwealth Edison Co. 4.00%, 8/1/2020	100,000	105,225
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,027
4.45%, 3/15/2044	75,000	79,157
Series 06-B, 6.20%, 6/15/2036	25,000	31,563
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	176,182
Consumers Energy Co. 3.25%, 8/15/2046	50,000	44,603
Dominion Resources, Inc.:
4.10%, 4/1/2021(b)	150,000	156,388
4.70%, 12/1/2044	130,000	133,925
Series A, 1.88%, 1/15/2019	100,000	99,868
Series B, 2.75%, 1/15/2022	150,000	149,364
Series D, 2.85%, 8/15/2026	25,000	23,371
DTE Electric Co. 3.70%, 6/1/2046	75,000	71,923
DTE Energy Co.:
2.40%, 12/1/2019	25,000	25,139
Series B, 3.30%, 6/15/2022	175,000	177,747
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	146,347
4.25%, 12/15/2041	130,000	133,984
Duke Energy Corp.:
2.10%, 6/15/2018	72,000	72,247
2.65%, 9/1/2026	50,000	46,539
3.75%, 9/1/2046	150,000	134,720
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	65,709
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	26,147
Duke Energy Progress LLC 2.80%, 5/15/2022	100,000	101,112
Edison International 2.95%, 3/15/2023	50,000	49,790
Emera US Finance L.P.:
2.15%, 6/15/2019	100,000	99,844
4.75%, 6/15/2046	30,000	30,270
Entergy Corp.:
2.95%, 9/1/2026	50,000	47,197
4.00%, 7/15/2022	50,000	52,343
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,521
3.25%, 4/1/2028	200,000	197,534
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	23,715
Eversource Energy Series K, 2.75%, 3/15/2022	50,000	50,229
Exelon Corp.:
3.40%, 4/15/2026	100,000	98,286
3.95%, 6/15/2025	50,000	51,379
5.10%, 6/15/2045	330,000	355,149
FirstEnergy Corp.:
Series B, 4.25%, 3/15/2023	10,000	10,304
Series C, 7.38%, 11/15/2031	20,000	25,990
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,681
4.05%, 10/1/2044	50,000	50,868
Fortis, Inc. 3.06%, 10/4/2026(d)	50,000	46,855
Great Plains Energy, Inc.:
3.15%, 4/1/2022	50,000	50,534
3.90%, 4/1/2027	50,000	50,537
4.85%, 4/1/2047	29,000	29,807
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	46,092
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	65,495
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	100,574
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	31,534
6.80%, 1/15/2019	25,000	27,017
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	50,000	71,876
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	48,809
3.25%, 6/15/2023	50,000	50,916
3.30%, 3/15/2027	150,000	151,216
4.75%, 2/15/2044	50,000	54,685
6.05%, 3/1/2034	50,000	62,646
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	76,579
5.00%, 3/15/2044	50,000	52,780
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	25,799
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	50,000	47,577
Series MTN, 1.90%, 3/15/2021	50,000	49,166
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	60,729
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,813

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Electric – (continued)
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	$50,000	$46,392
4.50%, 6/1/2064	35,000	33,864
Southern California Edison Co.:
4.00%, 4/1/2047	41,000	41,175
4.50%, 9/1/2040	25,000	26,667
Series 13-A, 3.90%, 3/15/2043	50,000	49,311
Series C, 3.60%, 2/1/2045	50,000	46,845
Southern Co.:
1.85%, 7/1/2019	250,000	248,610
2.35%, 7/1/2021	75,000	73,576
3.25%, 7/1/2026	50,000	47,571
4.25%, 7/1/2036	250,000	242,485
Series B, 3 month USD LIBOR + 3.63%, 5.50%, 3/15/2057(c)	50,000	51,318
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	148,942
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	47,228
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	50,843
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	51,174
8.88%, 11/15/2038	50,000	80,593
Series B, 2.95%, 11/15/2026	30,000	29,174
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	25,407
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	29,872
Xcel Energy, Inc. 2.60%, 3/15/2022	200,000	198,998

		7,328,054

Electrical Components & Equipment – 0.0%(a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	50,606
2.63%, 2/15/2023	25,000	24,932
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,723

		125,261

Electronics – 0.1%
Corning, Inc. 5.75%, 8/15/2040	25,000	28,442
Fortive Corp. 3.15%, 6/15/2026(d)	50,000	49,390
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	148,843
2.50%, 11/1/2026	150,000	142,083
3.35%, 12/1/2023	50,000	51,705
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	30,260
Koninklijke Philips NV 3.75%, 3/15/2022	50,000	52,001
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/2022	50,000	50,926
4.15%, 2/1/2024	25,000	26,205

		579,855

Engineering & Construction – 0.0%(a)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	50,519

Environmental Control – 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	43,396
3.55%, 6/1/2022	25,000	25,967
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	146,915
3.50%, 5/15/2024	25,000	25,804
3.90%, 3/1/2035	50,000	49,714

		291,796

Food – 0.4%
General Mills, Inc.:
2.20%, 10/21/2019	25,000	25,129
3.20%, 2/10/2027	100,000	97,905
3.65%, 2/15/2024	50,000	51,727
Hershey Co. 3.20%, 8/21/2025	25,000	25,348
JM Smucker Co.:
2.50%, 3/15/2020	25,000	25,243
4.25%, 3/15/2035	50,000	50,347
Kellogg Co. 4.15%, 11/15/2019	25,000	26,274
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	101,323
3.00%, 6/1/2026	150,000	140,907
3.50%, 7/15/2022	50,000	51,022
3.95%, 7/15/2025	50,000	50,700
4.38%, 6/1/2046	50,000	46,874
5.20%, 7/15/2045	200,000	208,694
6.13%, 8/23/2018	25,000	26,424
6.88%, 1/26/2039	50,000	62,267
Kroger Co.:
2.65%, 10/15/2026	50,000	46,079
3.85%, 8/1/2023	75,000	77,660
4.45%, 2/1/2047	100,000	98,110
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	104,692
Sysco Corp.:
3.30%, 7/15/2026	100,000	97,746
3.75%, 10/1/2025	5,000	5,091
4.85%, 10/1/2045	5,000	5,216
Tyson Foods, Inc. 4.50%, 6/15/2022	30,000	31,988
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,045
2.00%, 7/28/2026	100,000	90,549
3.10%, 7/30/2025	50,000	49,790
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	53,048

		1,746,198

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Forest Products & Paper – 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	$50,000	$51,521
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	25,031
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,420
International Paper Co.:
3.00%, 2/15/2027	150,000	140,493
3.65%, 6/15/2024	25,000	25,422
4.40%, 8/15/2047	50,000	47,246
5.00%, 9/15/2035	100,000	106,432

		430,565

Gas – 0.1%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,583
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	25,106
Dominion Gas Holdings LLC:
2.80%, 11/15/2020	50,000	50,571
3.60%, 12/15/2024	50,000	50,499
4.80%, 11/1/2043	25,000	25,873
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,363
3.20%, 6/15/2025	50,000	50,635
3.75%, 9/15/2042	30,000	29,117
5.13%, 11/15/2040	25,000	28,867

		312,614

Hand & Machine Tools – 0.0%(a)
Stanley Black & Decker, Inc. 3 month USD LIBOR + 4.30%, 5.75%, 12/15/2053(c)	50,000	52,512

Health Care Products – 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	35,000	35,098
2.90%, 11/30/2021	50,000	50,201
3.40%, 11/30/2023	50,000	50,355
3.75%, 11/30/2026	150,000	150,262
4.75%, 11/30/2036	150,000	154,446
4.75%, 4/15/2043	25,000	25,269
4.90%, 11/30/2046	50,000	51,752
Baxter International, Inc. 3.50%, 8/15/2046	50,000	42,853
Becton Dickinson and Co.:
2.68%, 12/15/2019	44,000	44,607
3.73%, 12/15/2024	50,000	51,432
4.69%, 12/15/2044	25,000	26,089
Boston Scientific Corp.:
2.65%, 10/1/2018	25,000	25,256
3.38%, 5/15/2022	50,000	50,847
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,080
Danaher Corp. 2.40%, 9/15/2020	45,000	45,340
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	24,963
3.15%, 3/15/2022	150,000	154,035
3.50%, 3/15/2025	150,000	153,444
4.38%, 3/15/2035	75,000	78,507
4.63%, 3/15/2045	75,000	80,448
5.55%, 3/15/2040	25,000	29,039
Stryker Corp.:
2.00%, 3/8/2019	150,000	150,361
3.38%, 11/1/2025	25,000	25,062
3.50%, 3/15/2026	25,000	25,245
4.63%, 3/15/2046	25,000	25,776
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	250,000	247,745
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	98,819

		1,948,331

Health Care Services – 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	25,162
2.80%, 6/15/2023	200,000	198,528
4.13%, 11/15/2042	25,000	24,581
Anthem, Inc.:
2.25%, 8/15/2019	50,000	50,063
3.30%, 1/15/2023	50,000	50,375
3.50%, 8/15/2024	25,000	25,110
4.65%, 1/15/2043	50,000	50,943
Ascension Health 3.95%, 11/15/2046	150,000	147,637
Cigna Corp. 5.38%, 2/15/2042	50,000	57,910
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	26,093
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,496
4.95%, 10/1/2044	50,000	52,667
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	51,594
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	25,072
4.70%, 2/1/2045	25,000	24,191
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	24,511
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	25,328
4.70%, 3/30/2045	25,000	25,120
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	25,000	24,960
1.90%, 7/16/2018	25,000	25,072
2.13%, 3/15/2021	150,000	148,482
2.70%, 7/15/2020	105,000	107,043
2.88%, 3/15/2022	25,000	25,415
3.10%, 3/15/2026	50,000	49,516
3.75%, 7/15/2025	5,000	5,217
4.63%, 7/15/2035	200,000	217,302
4.75%, 7/15/2045	30,000	32,994
6.88%, 2/15/2038	25,000	34,002

		1,605,384

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Holding Companies-divers – 0.0%(a)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	$25,000	$24,951

Home Builders – 0.0%(a)
DR Horton, Inc.:
3.75%, 3/1/2019(d)	10,000	10,250
4.00%, 2/15/2020	15,000	15,570

		25,820

Home Furnishings – 0.0%(a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	24,905

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	25,095
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	100,059
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	98,087
1.85%, 2/2/2021	50,000	49,664

		272,905

Household Products & Wares – 0.0%(a)
Kimberly-Clark Corp.:
1.40%, 2/15/2019	25,000	24,906
2.75%, 2/15/2026	25,000	24,354

		49,260

Housewares – 0.1%
Newell Brands, Inc.:
2.60%, 3/29/2019	10,000	10,122
3.15%, 4/1/2021	50,000	51,062
3.85%, 4/1/2023	50,000	51,724
4.20%, 4/1/2026	50,000	52,083
5.38%, 4/1/2036	150,000	168,457
5.50%, 4/1/2046	50,000	56,780

		390,228

Insurance – 0.7%
ACE INA Holdings, Inc. 2.88%, 11/3/2022	50,000	50,355
Aflac, Inc. 3.63%, 6/15/2023	50,000	51,859
Alleghany Corp. 4.90%, 9/15/2044	50,000	50,712
Allstate Corp.:
4.20%, 12/15/2046	50,000	50,779
3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053(c)	25,000	26,796
American International Group, Inc.:
2.30%, 7/16/2019	50,000	50,175
3.30%, 3/1/2021	100,000	101,827
3.88%, 1/15/2035	200,000	182,604
3.90%, 4/1/2026	30,000	30,101
4.50%, 7/16/2044	50,000	47,608
4.88%, 6/1/2022	50,000	54,077
Aon PLC:
3.50%, 6/14/2024	50,000	50,112
3.88%, 12/15/2025	150,000	152,604
Berkshire Hathaway Finance Corp. 1.70%, 3/15/2019	55,000	55,113
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	155,136
3.00%, 2/11/2023	25,000	25,431
3.13%, 3/15/2026	55,000	54,898
4.50%, 2/11/2043	180,000	192,256
Chubb INA Holdings, Inc.:
3.35%, 5/3/2026	50,000	50,569
4.15%, 3/13/2043	25,000	25,436
4.35%, 11/3/2045	25,000	26,367
CNA Financial Corp. 4.50%, 3/1/2026	25,000	26,365
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,101
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,609
Lincoln National Corp. 6.30%, 10/9/2037	50,000	60,161
Loews Corp. 3.75%, 4/1/2026	50,000	51,116
Manulife Financial Corp. USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032(c)	50,000	50,079
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,106
3.30%, 3/14/2023	150,000	152,356
3.75%, 3/14/2026	25,000	25,675
Mercury General Corp. 4.40%, 3/15/2027	50,000	50,084
MetLife, Inc.:
3.60%, 4/10/2024	100,000	103,371
4.05%, 3/1/2045	150,000	144,744
6.40%, 12/15/2066	100,000	109,650
Series D, 4.37%, 9/15/2023	50,000	53,662
Principal Financial Group, Inc. 3 month USD LIBOR + 3.04%, 4.70%, 5/15/2055(c)	75,000	76,349
Progressive Corp. 3.75%, 8/23/2021	50,000	52,732
Prudential Financial, Inc.:
3 month USD LIBOR + 3.92%, 5.63%, 6/15/2043(c)	80,000	85,696
6.63%, 6/21/2040	25,000	32,576
Series MTN, 3.50%, 5/15/2024	50,000	51,491
Series MTN, 4.60%, 5/15/2044	75,000	79,000
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,469
6.25%, 6/15/2037	25,000	32,386
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	26,628

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Insurance – (continued)
Voya Financial, Inc. 3.65%, 6/15/2026	$50,000	$49,342
XLIT, Ltd. 5.50%, 3/31/2045	125,000	124,490

		3,015,053

Internet – 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	201,156
3.13%, 11/28/2021	25,000	25,294
3.60%, 11/28/2024	75,000	75,688
Alphabet, Inc.:
2.00%, 8/15/2026	50,000	46,174
3.63%, 5/19/2021	50,000	52,970
Amazon.com, Inc.:
2.50%, 11/29/2022	25,000	24,874
2.60%, 12/5/2019	75,000	76,455
3.80%, 12/5/2024	30,000	31,736
4.95%, 12/5/2044	125,000	141,476
Baidu, Inc. 3.25%, 8/6/2018	100,000	101,511
eBay, Inc.:
3.45%, 8/1/2024	25,000	25,032
3.80%, 3/9/2022	50,000	51,977

		854,343

Iron/Steel – 0.1%
Nucor Corp.:
4.00%, 8/1/2023	25,000	26,414
5.20%, 8/1/2043	50,000	56,824
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	25,438
5.88%, 6/10/2021	300,000	321,750
8.25%, 1/17/2034	25,000	29,750
Vale SA 5.63%, 9/11/2042	50,000	47,312

		507,488

It Services – 0.8%
Apple, Inc.:
1.55%, 2/8/2019	100,000	100,105
1.55%, 2/7/2020	25,000	24,835
1.55%, 8/4/2021	50,000	48,459
1.70%, 2/22/2019	35,000	35,116
2.25%, 2/23/2021	200,000	200,516
2.40%, 5/3/2023	25,000	24,583
2.45%, 8/4/2026	200,000	189,074
2.85%, 5/6/2021	25,000	25,585
2.85%, 2/23/2023	250,000	252,130
3.00%, 2/9/2024	100,000	100,833
3.25%, 2/23/2026	150,000	151,345
3.85%, 5/4/2043	25,000	23,938
3.85%, 8/4/2046	150,000	142,879
4.38%, 5/13/2045	75,000	76,954
4.50%, 2/23/2036	100,000	107,807
4.65%, 2/23/2046	75,000	80,312
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/1/2019(e)	120,000	122,884
4.42%, 6/15/2021(e)	50,000	52,280
5.45%, 6/15/2023(e)	325,000	349,690
6.02%, 6/15/2026(e)	20,000	21,826
8.35%, 7/15/2046(e)	70,000	90,407
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	155,000	156,855
3.60%, 10/15/2020	10,000	10,294
4.90%, 10/15/2025	70,000	72,843
6.20%, 10/15/2035	10,000	10,449
6.35%, 10/15/2045	10,000	10,284
HP, Inc.:
4.05%, 9/15/2022	25,000	26,101
4.65%, 12/9/2021	50,000	53,574
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	100,371
2.25%, 2/19/2021	200,000	200,844
2.88%, 11/9/2022	100,000	101,315
3.63%, 2/12/2024	50,000	52,332
4.70%, 2/19/2046	25,000	27,422
5.88%, 11/29/2032	25,000	31,453
Seagate HDD Cayman:
4.25%, 3/1/2022(e)	150,000	148,399
4.75%, 6/1/2023	50,000	50,225

		3,274,319

Lodging – 0.1%
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	146,541
2.88%, 3/1/2021	50,000	50,500
3.75%, 3/15/2025	25,000	25,312
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	30,000	30,325
4.50%, 4/1/2027	35,000	35,387

		288,065

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	144,630
Series MTN, 1.35%, 5/18/2019	100,000	98,793
Series MTN, 3.75%, 11/24/2023	25,000	26,299
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	118,560
4.75%, 5/15/2064	25,000	26,438

		414,720

Machinery-Diversified – 0.1%
Deere & Co.:
2.60%, 6/8/2022	25,000	24,987
3.90%, 6/9/2042	25,000	24,946
John Deere Capital Corp.:
Series MTN, 1.65%, 10/15/2018	250,000	249,965

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Machinery-Diversified – (continued)
Series MTN, 1.95%, 1/8/2019	$50,000	$50,237
Series MTN, 2.38%, 7/14/2020	25,000	25,156
Series MTN, 2.80%, 3/6/2023	150,000	150,315
Series MTN, 3.40%, 9/11/2025	25,000	25,701
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	50,038
3.80%, 12/15/2026	30,000	30,190

		631,535

Media – 0.9%
21st Century Fox America, Inc.:
3.70%, 10/15/2025	100,000	101,345
4.00%, 10/1/2023	100,000	104,370
5.40%, 10/1/2043	75,000	81,793
7.25%, 5/18/2018	25,000	26,478
CBS Corp.:
2.30%, 8/15/2019	75,000	75,244
2.90%, 1/15/2027	25,000	23,282
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	66,807
4.46%, 7/23/2022	150,000	158,062
4.91%, 7/23/2025	50,000	52,813
6.48%, 10/23/2045	185,000	212,981
Comcast Corp.:
2.75%, 3/1/2023	175,000	174,520
3.15%, 3/1/2026	225,000	221,317
3.20%, 7/15/2036	250,000	221,810
3.40%, 7/15/2046	100,000	85,622
3.60%, 3/1/2024	25,000	25,758
4.20%, 8/15/2034	100,000	101,424
4.25%, 1/15/2033	50,000	51,493
4.65%, 7/15/2042	75,000	78,094
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	24,412
3.80%, 3/13/2024	100,000	99,401
4.95%, 5/15/2042	50,000	45,227
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	45,717
6.13%, 1/31/2046	100,000	104,857
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	54,565
6.40%, 4/30/2040	50,000	63,564
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	48,667
3.85%, 9/29/2024	25,000	25,545
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,875
5.00%, 2/1/2020	100,000	106,375
5.50%, 9/1/2041	25,000	25,656
5.88%, 11/15/2040	50,000	53,563
6.75%, 7/1/2018	25,000	26,438
6.75%, 6/15/2039	50,000	58,687
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	25,050
3.60%, 7/15/2025	150,000	148,315
3.80%, 2/15/2027	150,000	148,507
4.65%, 6/1/2044	25,000	23,637
4.85%, 7/15/2045	50,000	48,718
6.50%, 11/15/2036	50,000	59,363
Viacom, Inc.:
2.25%, 2/4/2022	200,000	191,719
4.38%, 3/15/2043	25,000	21,662
5.85%, 9/1/2043	50,000	52,460
Walt Disney Co.:
2.30%, 2/12/2021	200,000	201,398
3.00%, 2/13/2026	50,000	49,885
Series GMTN, 3.15%, 9/17/2025	25,000	25,436
Series MTN, 0.88%, 7/12/2019	25,000	24,540
Series MTN, 3.00%, 7/30/2046	75,000	63,163
Series MTN, 5.50%, 3/15/2019	25,000	26,838

		3,782,453

Metal Fabricate & Hardware – 0.0%(a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	73,948

Mining – 0.2%
Barrick Gold Corp.:
4.10%, 5/1/2023	50,000	53,397
5.25%, 4/1/2042	25,000	26,916
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,485
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	124,904
5.00%, 9/30/2043	50,000	55,970
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	50,987
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,739
4.88%, 3/15/2042	50,000	49,968
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	4,000	4,156
4.13%, 8/21/2042	25,000	24,793
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	259,053
Southern Copper Corp. 5.88%, 4/23/2045	207,000	215,872

		899,240

Miscellaneous Manufacturer – 0.2%
3M Co.:
Series MTN, 1.63%, 6/15/2019	25,000	25,046
Series MTN, 2.00%, 8/7/2020	100,000	100,414
Eaton Corp. 4.15%, 11/2/2042	25,000	24,569

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Miscellaneous Manufacturer – (continued)
General Electric Co.:
2.70%, 10/9/2022	$250,000	$251,730
4.13%, 10/9/2042	125,000	127,360
4.50%, 3/11/2044	50,000	53,602
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	25,000	25,180
3.90%, 9/1/2042	25,000	25,039
Ingersoll-Rand Global Holding Co., Ltd.:
5.75%, 6/15/2043	25,000	29,719
6.88%, 8/15/2018	25,000	26,701
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	50,947
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	51,117

		791,424

Multi-National – 1.0%
African Development Bank:
Series GDIF, 1.00%, 5/15/2019	50,000	49,419
Series GDIF, 1.25%, 7/26/2021	25,000	24,131
Asian Development Bank:
1.38%, 1/15/2019	375,000	374,666
1.63%, 3/16/2021	150,000	148,237
1.75%, 9/11/2018	50,000	50,297
2.13%, 11/24/2021	75,000	75,171
Series GMTN, 2.00%, 4/24/2026	100,000	95,562
Corp. Andina de Fomento 2.13%, 9/27/2021	50,000	49,030
Council of Europe Development Bank:
1.13%, 5/31/2018	25,000	24,932
1.63%, 3/16/2021	50,000	49,175
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	49,735
1.63%, 11/15/2018	25,000	25,085
Series GMTN, 1.88%, 2/23/2022	75,000	74,039
European Investment Bank:
1.00%, 6/15/2018	50,000	49,804
1.13%, 8/15/2018	175,000	174,445
1.38%, 9/15/2021	200,000	193,648
1.75%, 6/17/2019	25,000	25,073
1.88%, 3/15/2019	50,000	50,310
1.88%, 2/10/2025	100,000	95,119
2.00%, 3/15/2021	225,000	224,890
2.13%, 10/15/2021	50,000	49,939
2.50%, 4/15/2021	50,000	50,893
2.50%, 10/15/2024	25,000	25,011
Series MTN, 1.25%, 5/15/2019	350,000	347,781
Inter-American Development Bank:
1.13%, 8/28/2018	50,000	49,866
1.25%, 10/15/2019	100,000	99,162
1.88%, 6/16/2020	135,000	135,456
2.13%, 11/9/2020	25,000	25,226
3.00%, 2/21/2024	100,000	103,772
4.38%, 1/24/2044	75,000	87,527
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	200,000	198,942
1.00%, 10/5/2018	100,000	99,513
2.13%, 11/1/2020	25,000	25,256
Series GDIF, 1.38%, 4/10/2018	100,000	100,150
Series GDIF, 1.38%, 5/24/2021	275,000	268,834
Series GDIF, 2.50%, 11/25/2024	50,000	50,125
Series GDIF, 2.50%, 7/29/2025	200,000	199,308
Series GMTN, 0.88%, 8/15/2019	50,000	49,251
Series GMTN, 4.75%, 2/15/2035	25,000	30,663
International Finance Corp.:
1.75%, 9/4/2018	175,000	176,048
Series GMTN, 1.13%, 7/20/2021	125,000	120,375
Nordic Investment Bank 1.13%, 2/25/2019	50,000	49,657

		4,245,523

Office & Business Equipment – 0.0%(a)
Xerox Corp. 3.50%, 8/20/2020	50,000	50,767

Oil & Gas – 1.7%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	48,737
6.20%, 3/15/2040	25,000	28,451
6.60%, 3/15/2046	200,000	241,938
Apache Corp.:
4.75%, 4/15/2043	25,000	24,984
6.00%, 1/15/2037	50,000	56,668
BP Capital Markets PLC:
1.38%, 5/10/2018	25,000	24,927
2.24%, 5/10/2019	25,000	25,131
2.32%, 2/13/2020	50,000	50,235
3.02%, 1/16/2027	200,000	192,012
3.06%, 3/17/2022	200,000	202,504
3.81%, 2/10/2024	150,000	155,380
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	25,000	25,383
3.90%, 2/1/2025	25,000	25,177
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,714
4.45%, 9/15/2042	45,000	39,866
5.70%, 10/15/2019	30,000	32,286

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Oil & Gas – (continued)
Chevron Corp.:
1.56%, 5/16/2019	$75,000	$74,731
1.72%, 6/24/2018	25,000	25,065
2.10%, 5/16/2021	250,000	247,827
2.42%, 11/17/2020	75,000	75,688
2.95%, 5/16/2026	50,000	49,371
3.19%, 6/24/2023	25,000	25,606
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,925
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	100,000	99,161
ConocoPhillips 6.50%, 2/1/2039	75,000	95,440
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	50,176
4.20%, 3/15/2021	250,000	266,490
4.95%, 3/15/2026	200,000	222,264
5.75%, 2/1/2019	25,000	26,749
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	64,556
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,500
5.00%, 6/15/2045	25,000	25,031
5.85%, 12/15/2025	50,000	57,187
Ecopetrol SA:
4.13%, 1/16/2025	100,000	96,899
5.88%, 5/28/2045	25,000	22,809
7.38%, 9/18/2043	50,000	53,492
Encana Corp. 3.90%, 11/15/2021	25,000	25,531
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	97,570
3.90%, 4/1/2035	25,000	23,775
Exxon Mobil Corp.:
1.71%, 3/1/2019	250,000	250,430
2.22%, 3/1/2021	200,000	200,240
2.73%, 3/1/2023	150,000	150,399
4.11%, 3/1/2046	125,000	128,192
Hess Corp. 5.60%, 2/15/2041	75,000	75,375
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,000
5.20%, 6/1/2045	50,000	49,438
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	49,352
Nabors Industries, Inc. 5.50%, 1/15/2023(e)	210,000	215,250
Nexen Energy ULC 5.88%, 3/10/2035	100,000	116,704
Noble Energy, Inc. 5.25%, 11/15/2043	50,000	51,620
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	99,647
4.40%, 4/15/2046	25,000	25,323
Series 1, 4.10%, 2/1/2021	25,000	26,455
Petro-Canada 5.35%, 7/15/2033	25,000	27,570
Petroleos Mexicanos:
2.46%, 12/15/2025	22,500	22,234
3.50%, 7/18/2018	25,000	25,345
3.50%, 7/23/2020	225,000	227,297
3.50%, 1/30/2023	25,000	23,792
4.25%, 1/15/2025	25,000	24,034
4.50%, 1/23/2026	75,000	71,993
4.63%, 9/21/2023	75,000	75,510
5.38%, 3/13/2022(e)	50,000	52,481
5.50%, 2/4/2019	50,000	52,450
6.38%, 1/23/2045	150,000	146,317
6.50%, 3/13/2027(e)	150,000	161,343
6.75%, 9/21/2047	198,000	200,980
Phillips 66:
4.30%, 4/1/2022	35,000	37,105
4.88%, 11/15/2044	50,000	50,109
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	52,718
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,777
1.88%, 5/10/2021	250,000	244,732
2.13%, 5/11/2020	100,000	100,099
3.25%, 5/11/2025	100,000	100,670
4.00%, 5/10/2046	50,000	47,947
4.13%, 5/11/2035	75,000	75,430
4.30%, 9/22/2019	25,000	26,442
4.38%, 5/11/2045	250,000	253,490
5.50%, 3/25/2040	25,000	29,305
Statoil ASA:
1.95%, 11/8/2018	25,000	25,073
2.65%, 1/15/2024	75,000	73,569
3.70%, 3/1/2024	100,000	104,167
3.95%, 5/15/2043	50,000	48,213
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	25,261
6.50%, 6/15/2038	50,000	62,780
Total Capital International SA:
2.10%, 6/19/2019	100,000	100,477
3.75%, 4/10/2024	25,000	26,033
Total Capital SA 2.13%, 8/10/2018	25,000	25,175
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	47,696
6.13%, 2/1/2020	25,000	27,519
6.63%, 6/15/2037	50,000	59,169

		7,259,963

Oil & Gas Services – 0.1%
Baker Hughes, Inc. 3.20%, 8/15/2021	8,000	8,171
Halliburton Co.:
4.85%, 11/15/2035	150,000	157,482
5.00%, 11/15/2045	35,000	36,801
7.45%, 9/15/2039	25,000	33,410
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	71,645

		307,509

Packaging & Containers – 0.0%(a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	48,198

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pharmaceuticals – 1.3%
Abbott Laboratories 2.95%, 3/15/2025	$75,000	$71,569
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	321,275
2.50%, 5/14/2020	25,000	25,177
2.90%, 11/6/2022	25,000	24,899
3.20%, 5/14/2026	200,000	192,148
4.30%, 5/14/2036	50,000	48,441
4.40%, 11/6/2042	50,000	47,725
4.45%, 5/14/2046	150,000	144,097
4.50%, 5/14/2035	50,000	49,835
Actavis Funding SCS:
3.00%, 3/12/2020	75,000	76,237
3.45%, 3/15/2022	200,000	204,116
3.80%, 3/15/2025	75,000	75,709
3.85%, 6/15/2024	50,000	51,010
4.55%, 3/15/2035	100,000	100,383
4.75%, 3/15/2045	75,000	75,472
AstraZeneca PLC:
1.75%, 11/16/2018	100,000	100,073
3.38%, 11/16/2025	35,000	35,217
4.00%, 9/18/2042	25,000	24,272
6.45%, 9/15/2037	25,000	32,603
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	25,350
4.00%, 6/23/2025	25,000	25,455
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	25,000	24,994
3.25%, 8/1/2042	50,000	43,689
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	50,305
4.90%, 9/15/2045	25,000	26,019
Eli Lilly & Co. 5.55%, 3/15/2037	25,000	30,056
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	25,012
3.00%, 7/15/2023	150,000	145,633
3.30%, 2/25/2021	25,000	25,474
4.50%, 2/25/2026	75,000	76,957
6.13%, 11/15/2041	25,000	28,356
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	25,014
4.20%, 3/18/2043	25,000	25,653
6.38%, 5/15/2038	50,000	65,553
Johnson & Johnson:
1.65%, 3/1/2021	50,000	49,276
2.45%, 3/1/2026	30,000	28,840
3.38%, 12/5/2023	25,000	26,210
3.55%, 3/1/2036	150,000	147,130
3.63%, 3/3/2037	100,000	99,603
3.70%, 3/1/2046	50,000	48,780
4.50%, 12/5/2043	50,000	55,108
McKesson Corp.:
2.28%, 3/15/2019	75,000	75,365
2.85%, 3/15/2023	25,000	24,646
4.88%, 3/15/2044	25,000	25,740
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	25,895
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	49,935
2.40%, 9/15/2022	25,000	24,791
2.75%, 2/10/2025	325,000	320,788
3.60%, 9/15/2042	25,000	23,438
3.70%, 2/10/2045	50,000	47,488
Mylan NV:
3.00%, 12/15/2018	100,000	101,157
3.15%, 6/15/2021	80,000	80,290
Novartis Capital Corp.:
1.80%, 2/14/2020	125,000	125,121
2.40%, 5/17/2022	50,000	49,691
3.00%, 11/20/2025	25,000	24,917
3.10%, 5/17/2027	30,000	29,855
3.40%, 5/6/2024	25,000	25,800
4.00%, 11/20/2045	50,000	50,142
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	26,540
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	50,800
Pfizer, Inc.:
1.20%, 6/1/2018	30,000	29,938
1.45%, 6/3/2019	100,000	99,499
2.10%, 5/15/2019	25,000	25,212
2.20%, 12/15/2021	200,000	199,432
3.00%, 12/15/2026	150,000	148,248
3.40%, 5/15/2024	25,000	25,926
4.00%, 12/15/2036	150,000	150,996
7.20%, 3/15/2039	75,000	107,282
Sanofi 4.00%, 3/29/2021	25,000	26,542
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	148,770
2.40%, 9/23/2021	50,000	48,858
2.88%, 9/23/2023	100,000	96,931
3.20%, 9/23/2026	30,000	28,610
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,756
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,690
1.70%, 7/19/2019	200,000	197,476
2.20%, 7/21/2021	50,000	48,187
3.15%, 10/1/2026	25,000	23,025
4.10%, 10/1/2046	25,000	21,518
Wyeth LLC 6.00%, 2/15/2036	25,000	31,023
Zoetis, Inc. 4.70%, 2/1/2043	25,000	25,366

		5,538,409

Pipelines – 0.9%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	26,341
Enable Midstream Partners L.P. 4.40%, 3/15/2027	50,000	49,688
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,971

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Pipelines – (continued)
Enbridge, Inc. 4.25%, 12/1/2026	$50,000	$51,055
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	50,000	49,595
4.75%, 1/15/2026	225,000	231,995
5.15%, 2/1/2043	25,000	23,327
5.15%, 3/15/2045	225,000	211,633
5.20%, 2/1/2022	100,000	107,148
6.70%, 7/1/2018	50,000	52,736
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	25,000	25,813
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	75,355
3.75%, 2/15/2025	75,000	75,626
3.95%, 2/15/2027	200,000	203,750
4.85%, 3/15/2044	50,000	50,484
4.90%, 5/15/2046	50,000	51,130
Series N, 6.50%, 1/31/2019	25,000	26,985
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	25,384
5.40%, 9/1/2044	25,000	24,714
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	228,863
4.30%, 6/1/2025	50,000	51,056
5.05%, 2/15/2046	50,000	48,460
5.30%, 12/1/2034	200,000	200,738
5.55%, 6/1/2045	150,000	153,502
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	54,916
MPLX L.P.:
4.88%, 6/1/2025	50,000	52,444
5.20%, 3/1/2047	100,000	100,596
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,004
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,577
4.90%, 10/1/2046	10,000	9,514
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,207
4.50%, 12/15/2026	50,000	50,970
4.65%, 10/15/2025	50,000	51,526
4.70%, 6/15/2044	25,000	22,704
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	95,000	102,362
5.63%, 3/1/2025	200,000	215,840
5.75%, 5/15/2024	75,000	81,697
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	25,330
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	25,000	24,235
5.35%, 5/15/2045	25,000	24,351
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	98,346
4.63%, 3/1/2034	250,000	261,595
7.63%, 1/15/2039	25,000	35,027
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	256,120
Western Gas Partners L.P. 5.45%, 4/1/2044	25,000	25,500
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	101,374
3.90%, 1/15/2025	50,000	49,995
5.10%, 9/15/2045	125,000	124,305
5.25%, 3/15/2020	25,000	26,891
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	50,000	51,726

		3,977,501

Real Estate – 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	51,943
Prologis L.P.:
3.75%, 11/1/2025	50,000	51,168
4.25%, 8/15/2023	150,000	159,237

		262,348

Real Estate Investment Trusts – 0.6%
American Tower Corp.:
2.25%, 1/15/2022	100,000	96,444
3.13%, 1/15/2027	100,000	93,494
3.38%, 10/15/2026	75,000	71,674
3.40%, 2/15/2019	25,000	25,553
3.50%, 1/31/2023	50,000	50,278
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,019
Series GMTN, 2.95%, 5/11/2026	50,000	47,899
Series MTN, 3.90%, 10/15/2046	50,000	46,699
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	138,157
3.65%, 2/1/2026	100,000	99,402
3.85%, 2/1/2023	75,000	77,606
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	50,000	50,192
Care Capital Properties L.P. 5.13%, 8/15/2026	25,000	24,764
CBL & Associates L.P. 5.95%, 12/15/2026	50,000	48,138
Crown Castle International Corp.:
3.70%, 6/15/2026	15,000	14,731
4.00%, 3/1/2027	20,000	20,121
5.25%, 1/15/2023	100,000	109,082
DDR Corp. 3.50%, 1/15/2021	25,000	25,216

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Real Estate Investment Trusts – (continued)
Digital Realty Trust L.P. 3.95%, 7/1/2022	$25,000	$25,934
ERP Operating L.P. 2.38%, 7/1/2019	50,000	50,362
HCP, Inc.:
2.63%, 2/1/2020	25,000	25,156
3.88%, 8/15/2024	50,000	50,337
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	25,000	23,952
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	49,428
Hospitality Properties Trust:
4.50%, 6/15/2023	25,000	25,780
4.95%, 2/15/2027	70,000	71,630
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	50,488
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	45,905
3.80%, 4/1/2027	25,000	24,920
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	49,078
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	152,107
Realty Income Corp. 4.13%, 10/15/2026	50,000	51,541
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	348,876
4.25%, 11/30/2046	50,000	48,470
5.65%, 2/1/2020	25,000	27,186
UDR, Inc. Series MTN, 2.95%, 9/1/2026	25,000	23,278
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	49,742
4.38%, 2/1/2045	75,000	70,691
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	10,000	10,013
4.13%, 6/1/2021	5,000	5,125
4.60%, 2/6/2024	5,000	5,138
4.88%, 6/1/2026	10,000	10,394
Welltower, Inc.:
4.00%, 6/1/2025	175,000	177,420
5.25%, 1/15/2022	50,000	54,776
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	27,010

		2,619,206

Retail – 0.8%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	25,270
CVS Health Corp.:
2.13%, 6/1/2021	100,000	98,184
2.25%, 12/5/2018	50,000	50,335
2.80%, 7/20/2020	20,000	20,315
2.88%, 6/1/2026	210,000	200,000
3.38%, 8/12/2024	25,000	25,127
3.88%, 7/20/2025	20,000	20,599
4.00%, 12/5/2023	25,000	26,235
4.88%, 7/20/2035	45,000	48,454
5.13%, 7/20/2045	185,000	204,109
Dollar General Corp. 4.15%, 11/1/2025	25,000	25,807
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,192
2.00%, 4/1/2021	100,000	99,486
2.25%, 9/10/2018	25,000	25,269
2.63%, 6/1/2022	150,000	151,212
3.00%, 4/1/2026	50,000	49,908
3.75%, 2/15/2024	25,000	26,461
4.25%, 4/1/2046	35,000	36,388
5.95%, 4/1/2041	50,000	63,874
Kohl’s Corp. 5.55%, 7/17/2045	20,000	18,030
Lowe’s Cos., Inc.:
2.50%, 4/15/2026	50,000	47,388
3.38%, 9/15/2025	25,000	25,496
3.70%, 4/15/2046	50,000	46,569
4.25%, 9/15/2044	25,000	25,359
4.38%, 9/15/2045	25,000	25,831
4.65%, 4/15/2042	25,000	26,777
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	23,833
4.50%, 12/15/2034	50,000	43,288
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	25,000	25,035
Series MTN, 2.75%, 12/9/2020	25,000	25,360
Series MTN, 3.50%, 3/1/2027	50,000	50,202
Series MTN, 3.70%, 1/30/2026	75,000	76,579
Series MTN, 4.70%, 12/9/2035	50,000	52,403
Series MTN, 4.88%, 12/9/2045	100,000	106,481
QVC, Inc. 5.45%, 8/15/2034	50,000	45,875
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,814
Target Corp.:
2.30%, 6/26/2019	275,000	278,421
2.50%, 4/15/2026	50,000	46,710
4.00%, 7/1/2042	50,000	48,340
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	45,953
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	25,000	24,956
1.95%, 12/15/2018	25,000	25,191
3.30%, 4/22/2024	325,000	337,275
4.00%, 4/11/2043	275,000	274,744
4.30%, 4/22/2044	30,000	31,447
4.88%, 7/8/2040	50,000	56,206
5.00%, 10/25/2040	50,000	56,902

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Retail – (continued)
5.25%, 9/1/2035	$25,000	$29,486
6.20%, 4/15/2038	25,000	32,505
Walgreen Co. 3.10%, 9/15/2022	25,000	25,133
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	100,000	100,103
3.10%, 6/1/2023	100,000	99,994
3.30%, 11/18/2021	200,000	205,004
4.50%, 11/18/2034	25,000	24,945
4.65%, 6/1/2046	25,000	24,939

		3,681,799

Semiconductors – 0.3%
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	26,406
5.10%, 10/1/2035	50,000	55,935
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020(e)	100,000	100,000
3.00%, 1/15/2022(e)	100,000	99,839
3.63%, 1/15/2024(e)	100,000	100,769
3.88%, 1/15/2027(e)	100,000	100,496
Intel Corp.:
2.45%, 7/29/2020	100,000	101,498
2.60%, 5/19/2026	225,000	215,676
3.30%, 10/1/2021	25,000	25,964
4.10%, 5/19/2046	20,000	19,942
4.80%, 10/1/2041	50,000	55,278
Lam Research Corp. 2.75%, 3/15/2020	25,000	25,280
NVIDIA Corp. 3.20%, 9/16/2026	50,000	48,470
QUALCOMM, Inc.:
2.25%, 5/20/2020	150,000	150,172
3.45%, 5/20/2025	50,000	50,717
4.80%, 5/20/2045	25,000	26,047

		1,202,489

Software – 0.7%
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	25,245
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,893
Fidelity National Information Services, Inc.:
3.63%, 10/15/2020	50,000	51,781
3.88%, 6/5/2024	25,000	25,646
Fiserv, Inc. 2.70%, 6/1/2020	100,000	101,072
Microsoft Corp.:
1.10%, 8/8/2019	100,000	98,883
1.55%, 8/8/2021	200,000	194,470
1.85%, 2/6/2020	250,000	250,485
2.00%, 11/3/2020	150,000	150,426
2.00%, 8/8/2023	50,000	48,065
2.40%, 2/6/2022	50,000	50,218
2.40%, 8/8/2026	200,000	189,070
3.13%, 11/3/2025	50,000	50,443
3.30%, 2/6/2027	30,000	30,450
3.45%, 8/8/2036	50,000	47,421
3.63%, 12/15/2023	25,000	26,343
3.70%, 8/8/2046	200,000	187,740
3.95%, 8/8/2056	75,000	69,962
4.00%, 2/12/2055	75,000	70,777
4.10%, 2/6/2037	50,000	51,483
4.20%, 11/3/2035	65,000	68,049
4.45%, 11/3/2045	25,000	26,435
5.20%, 6/1/2039	50,000	58,511
Series 30Y, 4.25%, 2/6/2047	150,000	153,910
Oracle Corp.:
1.90%, 9/15/2021	200,000	196,328
2.25%, 10/8/2019	75,000	75,936
2.38%, 1/15/2019	25,000	25,342
2.40%, 9/15/2023	200,000	194,570
2.50%, 5/15/2022	50,000	49,831
2.65%, 7/15/2026	45,000	42,755
2.95%, 5/15/2025	10,000	9,841
3.85%, 7/15/2036	150,000	146,470
3.90%, 5/15/2035	5,000	4,939
4.00%, 7/15/2046	180,000	171,506
4.30%, 7/8/2034	200,000	207,076
4.38%, 5/15/2055	10,000	9,734

		3,187,106

Telecommunications – 1.3%
America Movil SAB de CV 4.38%, 7/16/2042	50,000	47,856
AT&T, Inc.:
2.30%, 3/11/2019	25,000	25,121
2.45%, 6/30/2020	250,000	249,885
2.80%, 2/17/2021	325,000	325,803
3.60%, 2/17/2023	125,000	126,779
3.90%, 3/11/2024	25,000	25,439
4.13%, 2/17/2026	350,000	354,841
4.45%, 4/1/2024	25,000	26,193
4.50%, 5/15/2035	300,000	282,978
4.55%, 3/9/2049	208,000	186,555
4.75%, 5/15/2046	30,000	28,007
4.80%, 6/15/2044	50,000	47,071
5.25%, 3/1/2037	200,000	203,590
5.65%, 2/15/2047	150,000	158,280
6.30%, 1/15/2038	50,000	57,503
British Telecommunications PLC 2.35%, 2/14/2019	75,000	75,439
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	198,382
1.85%, 9/20/2021	200,000	195,968
2.13%, 3/1/2019	25,000	25,252
2.20%, 2/28/2021	100,000	99,946
3.00%, 6/15/2022	25,000	25,554
3.50%, 6/15/2025	25,000	25,956
3.63%, 3/4/2024	25,000	26,221
5.50%, 1/15/2040	50,000	60,981
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	108,402
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	25,026

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES – (continued)
Telecommunications – (continued)
Orange SA:
1.63%, 11/3/2019	$150,000	$147,694
2.75%, 2/6/2019	25,000	25,310
5.38%, 7/8/2019	100,000	106,928
5.50%, 2/6/2044	50,000	56,652
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	29,851
5.00%, 3/15/2044	50,000	53,561
Telefonica Emisiones SAU:
3.19%, 4/27/2018	100,000	101,312
5.21%, 3/8/2047	150,000	152,097
7.05%, 6/20/2036	25,000	30,947
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	34,037
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	108,201
Verizon Communications, Inc.:
1.75%, 8/15/2021	350,000	334,814
2.63%, 8/15/2026	50,000	45,662
3.00%, 11/1/2021	50,000	50,094
3.50%, 11/1/2024	50,000	49,622
4.27%, 1/15/2036	28,000	25,872
4.40%, 11/1/2034	250,000	236,728
4.50%, 9/15/2020	250,000	266,308
4.52%, 9/15/2048	25,000	22,687
4.67%, 3/15/2055	250,000	224,015
4.81%, 3/15/2039(e)	100,000	97,742
4.86%, 8/21/2046	250,000	240,285
5.01%, 4/15/2049(e)	53,000	51,367
5.05%, 3/15/2034	135,000	137,171
5.15%, 9/15/2023	50,000	54,978
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	48,852
2.95%, 2/19/2023	25,000	24,579
4.38%, 2/19/2043	75,000	68,553

		5,838,947

Toys/Games/Hobbies – 0.0%(a)
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,062

Transportation – 0.4%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	102,706
3.75%, 4/1/2024	25,000	26,285
3.90%, 8/1/2046	100,000	96,012
4.45%, 3/15/2043	50,000	51,873
4.55%, 9/1/2044	50,000	52,496
4.90%, 4/1/2044	25,000	27,624
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	98,252
2.95%, 11/21/2024	50,000	50,357
3.20%, 8/2/2046	25,000	21,833
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	32,622
CSX Corp.:
3.40%, 8/1/2024	25,000	25,335
4.10%, 3/15/2044	75,000	72,016
FedEx Corp.:
3.90%, 2/1/2035	200,000	191,756
4.00%, 1/15/2024	25,000	26,430
4.55%, 4/1/2046	100,000	100,175
4.75%, 11/15/2045	25,000	25,660
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	144,687
3.00%, 4/1/2022	25,000	25,318
4.45%, 6/15/2045	19,000	19,749
4.80%, 8/15/2043	25,000	27,158
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	25,109
Series MTN, 2.80%, 3/1/2022	100,000	100,023
Series MTN, 3.45%, 11/15/2021	100,000	102,750
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	48,707
3.80%, 10/1/2051	52,000	48,506
4.05%, 3/1/2046	175,000	173,206
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,578
2.45%, 10/1/2022	125,000	125,200

		1,870,423

Trucking & Leasing – 0.0%(a)
GATX Corp.:
2.50%, 3/15/2019	50,000	50,411
3.85%, 3/30/2027	50,000	49,737

		100,148

Water – 0.0%(a)
American Water Capital Corp.:
3.40%, 3/1/2025	25,000	25,582
4.30%, 12/1/2042	25,000	25,983

		51,565

TOTAL CORPORATE BONDS & NOTES (Cost $114,368,982)		113,026,224

FOREIGN GOVERNMENT OBLIGATIONS – 2.6%
Austria – 0.0%(a)
Oesterreichische Kontrollbank AG 1.88%, 1/20/2021	100,000	99,311

Canada – 0.5%
Canada Government International Bond 1.63%, 2/27/2019	50,000	50,285
Export Development Canada:
1.00%, 6/15/2018	50,000	49,839
1.00%, 9/13/2019	150,000	147,978
1.38%, 10/21/2021	50,000	48,464
1.50%, 5/26/2021	50,000	49,028
Province of Alberta Canada 1.90%, 12/6/2019	50,000	50,122
Province of British Columbia Canada:
2.25%, 6/2/2026	150,000	144,364
2.65%, 9/22/2021	50,000	51,162

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Canada – (continued)
Province of Manitoba Canada:
1.13%, 6/1/2018	$25,000	$24,922
2.13%, 6/22/2026	250,000	234,737
Province of Ontario Canada:
1.25%, 6/17/2019	200,000	197,926
1.63%, 1/18/2019	100,000	99,995
1.88%, 5/21/2020	250,000	249,297
2.40%, 2/8/2022	100,000	100,460
2.50%, 9/10/2021	25,000	25,294
2.50%, 4/27/2026	100,000	97,858
4.40%, 4/14/2020	50,000	53,558
Province of Quebec Canada:
2.50%, 4/20/2026	250,000	244,662
2.63%, 2/13/2023	250,000	252,092
2.75%, 8/25/2021	50,000	51,153

		2,223,196

Chile – 0.0%(a)
Chile Government International Bond 3.13%, 1/21/2026	50,000	50,508

Colombia – 0.1%
Colombia Government International Bond:
4.00%, 2/26/2024	275,000	283,201
5.63%, 2/26/2044	200,000	217,796

		500,997

Germany – 0.1%
Kreditanstalt fuer Wiederaufbau:
1.25%, 9/30/2019	200,000	198,166
2.13%, 3/7/2022	250,000	249,642

		447,808

Hungary – 0.1%
Hungary Government International Bond:
5.38%, 3/25/2024	150,000	167,063
6.38%, 3/29/2021	150,000	168,937

		336,000

Israel – 0.0%(a)
Israel Government International Bond:
2.88%, 3/16/2026	100,000	98,141
4.00%, 6/30/2022	50,000	53,210

		151,351

Italy – 0.0%(a)
Italy Government International Bond 5.38%, 6/15/2033	50,000	54,126

Japan – 0.1%
Japan Bank for International Cooperation:
1.50%, 7/21/2021	25,000	23,980
1.75%, 7/31/2018	100,000	100,029
1.88%, 4/20/2021	225,000	220,003
2.38%, 4/20/2026	200,000	192,180

		536,192

Mexico – 0.2%
Mexico Government International Bond:
3.50%, 1/21/2021	200,000	207,454
3.63%, 3/15/2022	100,000	102,924
4.00%, 10/2/2023	80,000	82,465
4.13%, 1/21/2026	125,000	128,609
5.55%, 1/21/2045	300,000	325,350
6.05%, 1/11/2040	30,000	34,360
4.75%, 3/8/2044	100,000	97,464

		978,626

Panama – 0.1%
Panama Government International Bond:
3.88%, 3/17/2028	200,000	203,194
6.70%, 1/26/2036	50,000	63,289

		266,483

Peru – 0.1%
Peruvian Government International Bond:
4.13%, 8/25/2027	150,000	161,516
5.63%, 11/18/2050	50,000	59,661
6.55%, 3/14/2037	25,000	32,361

		253,538

Philippines – 0.1%
Philippine Government International Bond:
3.95%, 1/20/2040	100,000	102,921
4.00%, 1/15/2021	100,000	106,440
4.20%, 1/21/2024	100,000	108,236
5.00%, 1/13/2037	150,000	175,230
7.75%, 1/14/2031	100,000	142,710

		635,537

Poland – 0.1%
Poland Government International Bond:
3.00%, 3/17/2023	50,000	49,938
3.25%, 4/6/2026	25,000	24,781
4.00%, 1/22/2024	150,000	157,313
5.00%, 3/23/2022	50,000	54,937

		286,969

Senegal – 0.7%
African Development Bank:
1.88%, 3/16/2020	200,000	200,908
1.00%, 11/2/2018	25,000	24,835
Asian Development Bank:
2.00%, 2/16/2022	150,000	149,685
2.63%, 1/12/2027	50,000	50,361
Council Of Europe Development Bank 1.88%, 1/27/2020	100,000	100,585
European Bank for Reconstruction & Development 1.13%, 8/24/2020	100,000	97,686

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Senegal – (continued)
European Investment Bank:
1.25%, 12/16/2019	$375,000	$370,391
1.63%, 6/15/2021	150,000	147,294
1.75%, 5/15/2020	150,000	149,850
2.13%, 4/13/2026	100,000	95,887
Inter-American Development Bank:
1.00%, 5/13/2019	125,000	123,786
1.88%, 3/15/2021	250,000	249,533
2.13%, 1/18/2022	100,000	100,422
International Bank for Reconstruction & Development:
2.00%, 1/26/2022	100,000	99,696
1.13%, 11/27/2019	50,000	49,390
1.25%, 7/26/2019	350,000	347,917
1.38%, 9/20/2021	300,000	291,492
1.88%, 4/21/2020	200,000	200,976
Nordic Investment Bank 2.13%, 2/1/2022	200,000	200,330

		3,051,024

South Africa – 0.1%
Republic of South Africa Government International Bond 5.00%, 10/12/2046	75,000	71,062
South Africa Government International Bond:
4.30%, 10/12/2028	50,000	46,938
4.88%, 4/14/2026	50,000	50,250
6.88%, 5/27/2019	100,000	108,625

		276,875

South Korea – 0.1%
Export-Import Bank of Korea:
2.13%, 2/11/2021	100,000	97,952
2.38%, 4/21/2027	25,000	23,343
3.25%, 11/10/2025	150,000	151,146
5.13%, 6/29/2020	100,000	108,326
Korea Development Bank 2.50%, 1/13/2021	100,000	99,418
Korea International Bond 7.13%, 4/16/2019	100,000	110,493

		590,678

Sweden – 0.1%
Svensk Exportkredit AB:
1.13%, 8/28/2019	150,000	147,841
1.25%, 4/12/2019	100,000	99,172

		247,013

United States – 0.1%
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	199,304

Uruguay – 0.0%(a)
Uruguay Government International Bond:
4.38%, 10/27/2027	25,000	26,059
5.10%, 6/18/2050	175,000	168,699

		194,758

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,454,254)		11,380,294

U.S. GOVERNMENT AGENCY OBLIGATIONS – 29.7%
Federal Farm Credit Banks:
1.50%, 12/19/2019	50,000	49,887
1.55%, 1/10/2020	300,000	299,628
3.50%, 12/20/2023	50,000	53,548
Federal Home Loan Bank:
0.88%, 6/29/2018	150,000	149,424
0.88%, 10/1/2018	200,000	198,918
1.13%, 6/21/2019	225,000	223,603
1.13%, 7/14/2021	100,000	96,793
1.15%, 6/22/2018	50,000	49,961
1.25%, 1/16/2019	250,000	249,705
1.38%, 11/15/2019	750,000	746,580
1.38%, 2/18/2021	100,000	98,418
1.88%, 3/8/2019	50,000	50,471
1.88%, 11/29/2021	200,000	199,288
2.25%, 6/11/2021	75,000	75,886
2.88%, 9/13/2024	50,000	51,272
5.50%, 7/15/2036	35,000	46,339
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	750,000	745,942
0.88%, 7/19/2019	50,000	49,396
1.05%, 7/27/2018	150,000	149,499
1.10%, 9/13/2018	25,000	24,911
1.25%, 7/26/2019	250,000	248,465
1.25%, 8/1/2019	100,000	99,571
1.25%, 10/2/2019	75,000	74,578
2.38%, 1/13/2022	325,000	330,353
2.50%, 10/1/2029	65,605	66,096
2.50%, 1/1/2031	126,054	126,242
2.50%, 5/1/2031	202,579	202,923
2.50%, 6/1/2031	366,900	367,523
2.50%, 10/1/2031	334,677	335,246
2.50%, 12/1/2031	388,708	389,369
2.50%, 2/1/2032	395,596	396,188
3.00%, 12/1/2030	166,257	170,818
3.00%, 5/1/2031	133,309	136,878
3.00%, 12/1/2031	633,373	650,331
3.00%, 2/1/2032	988,875	1,015,151
3.00%, 5/1/2035	87,704	89,094
3.00%, 6/1/2036	375,969	379,976
3.00%, 6/1/2045	127,992	127,126
3.00%, 8/1/2045	259,589	257,835
3.00%, 4/1/2046	565,971	561,084
3.00%, 6/1/2046	189,524	187,888
3.00%, 8/1/2046	962,732	954,420
3.00%, 9/1/2046	315,302	312,579
3.00%, 10/1/2046	537,888	533,244

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
3.00%, 11/1/2046	$1,699,233	$1,684,561
3.00%, 12/1/2046	518,567	514,090
3.00%, 1/1/2047	1,090,374	1,080,960
3.00%, 2/1/2047	1,492,752	1,479,965
3.50%, 11/1/2034	388,948	404,339
3.50%, 4/1/2042	428,867	441,266
3.50%, 8/1/2043	872,122	895,995
3.50%, 11/1/2044	76,077	77,956
3.50%, 1/1/2045	98,390	100,711
3.50%, 7/1/2045	166,665	170,885
3.50%, 10/1/2045	98,184	100,500
3.50%, 12/1/2045	1,119,738	1,146,151
3.50%, 1/1/2046	145,231	148,632
3.50%, 3/1/2046	299,735	306,749
3.50%, 4/1/2046	443,623	454,004
3.50%, 6/1/2046	510,209	522,148
3.50%, 12/1/2046	1,478,105	1,512,693
3.50%, 2/1/2047	995,069	1,018,370
3.50%, 3/1/2047	998,027	1,021,359
3.75%, 3/27/2019	150,000	156,999
4.00%, 4/1/2025	96,530	101,468
4.00%, 4/1/2042	59,541	62,722
4.00%, 6/1/2042	148,293	156,245
4.00%, 12/1/2044	82,685	86,973
4.00%, 4/1/2045	66,866	70,222
4.00%, 10/1/2045	147,934	155,359
4.00%, 12/1/2045	251,794	264,432
4.00%, 1/1/2046	1,016,658	1,067,996
4.00%, 2/1/2046	378,368	397,474
4.00%, 1/1/2047	985,581	1,035,349
4.00%, 2/1/2047	495,654	520,980
4.50%, 5/1/2044	168,456	180,655
4.50%, 12/1/2045	912,999	979,120
4.50%, 9/1/2046	719,634	774,112
5.00%, 7/1/2041	261,531	284,867
5.50%, 8/1/2038	800,575	890,150
6.00%, 7/1/2040	291,295	327,777
6.25%, 7/15/2032	210,000	291,957
Series GMTN, 0.75%, 4/9/2018	50,000	49,802
Series K025, Class A2, 2.68%, 10/25/2022	125,000	126,707
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,431
Series K040, Class A2, 3.24%, 9/25/2024	75,000	77,716
Series K049, Class A2, 3.01%, 7/25/2025	200,000	203,090
Series K054, Class A2, 2.75%, 1/25/2026	500,000	495,120
Series K062, Class A2, 3.41%, 12/25/2026	400,000	415,120
Series K716, Class A2, 3.13%, 6/25/2021	250,000	258,767
Series K718, Class A2, 2.79%, 1/25/2022	500,000	510,155
TBA, 3.00%, 4/1/2032(f)	3,000,000	3,076,172
TBA, 3.50%, 4/1/2047(f)	1,000,000	1,022,734
TBA, 4.00%, 4/1/2047(f)	1,400,000	1,468,578
Federal National Mortgage Association:
0.88%, 5/21/2018	50,000	49,851
1.00%, 8/28/2019	200,000	197,820
1.00%, 10/24/2019	200,000	197,526
1.13%, 7/20/2018	600,000	599,538
1.25%, 5/6/2021	275,000	268,350
1.38%, 1/28/2019	750,000	750,630
1.38%, 10/7/2021	325,000	316,904
1.50%, 6/22/2020	100,000	99,623
1.75%, 9/12/2019	75,000	75,495
1.88%, 9/24/2026	350,000	325,846
2.00%, 1/5/2022	150,000	150,069
2.00%, 11/1/2031	194,758	189,614
2.13%, 4/24/2026	50,000	47,799
2.50%, 3/1/2029	388,897	393,305
2.50%, 2/1/2031	194,010	194,230
2.50%, 10/1/2031	313,199	313,502
2.50%, 12/1/2031	559,767	560,309
2.50%, 1/1/2032	187,587	187,802
3.00%, 10/1/2028	139,095	143,058
3.00%, 8/1/2029	69,303	71,209
3.00%, 5/1/2030	444,429	457,679
3.00%, 6/1/2030	93,291	95,802
3.00%, 9/1/2030	73,716	75,700
3.00%, 11/1/2030	151,025	155,091
3.00%, 12/1/2030	106,100	108,956
3.00%, 4/1/2031	372,210	381,984
3.00%, 12/1/2031	555,578	570,167
3.00%, 2/1/2032	986,513	1,012,461
3.00%, 6/1/2036	115,476	116,785
3.00%, 8/1/2036	571,094	577,564
3.00%, 10/1/2036	291,418	294,720
3.00%, 12/1/2036	491,087	496,650
3.00%, 7/1/2043	112,397	112,065
3.00%, 1/1/2045	1,586,775	1,582,078
3.00%, 9/1/2045	108,703	108,037
3.00%, 11/1/2045	409,728	407,217
3.00%, 12/1/2045	146,684	145,785
3.00%, 5/1/2046	1,037,826	1,029,598
3.00%, 7/1/2046	1,191,454	1,182,007
3.00%, 10/1/2046	293,754	291,425
3.00%, 12/1/2046	493,466	489,553
3.00%, 1/1/2047	3,174,251	3,149,084
3.50%, 11/1/2025	68,670	71,624
3.50%, 1/1/2027	77,608	80,946
3.50%, 5/1/2029	78,565	81,982
3.50%, 10/1/2029	62,181	64,886
3.50%, 2/1/2031	839,939	876,488
3.50%, 12/1/2035	82,602	85,761
3.50%, 1/1/2037	494,893	512,978
3.50%, 2/1/2037	745,195	772,373
3.50%, 2/1/2041	170,441	175,405
3.50%, 10/1/2044	61,639	63,170
3.50%, 1/1/2045	176,259	180,561
3.50%, 5/1/2045	74,465	76,239
3.50%, 8/1/2045	240,108	245,829
3.50%, 11/1/2045	98,364	100,707
3.50%, 12/1/2045	1,196,227	1,224,727
3.50%, 1/1/2046	894,105	915,406

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
3.50%, 2/1/2046	$1,052,804	$1,077,661
3.50%, 4/1/2046	749,687	767,387
3.50%, 5/1/2046	1,114,608	1,140,924
3.50%, 6/1/2046	300,136	307,222
3.50%, 7/1/2046	696,040	712,473
3.50%, 1/1/2047	940,828	963,040
3.50%, 2/1/2047	944,697	966,892
3.50%, 3/1/2047	996,895	1,020,785
4.00%, 8/1/2018	39,837	41,181
4.00%, 1/1/2019	33,828	34,970
4.00%, 9/1/2019	70,789	73,178
4.00%, 3/1/2021	55,125	57,007
4.00%, 10/1/2033	253,577	269,463
4.00%, 12/1/2040	94,108	99,196
4.00%, 2/1/2043	556,767	586,509
4.00%, 10/1/2043	1,320,359	1,391,095
4.00%, 11/1/2043	452,801	476,156
4.00%, 12/1/2043	411,507	432,733
4.00%, 10/1/2044	104,719	110,146
4.00%, 3/1/2045	98,812	103,800
4.00%, 7/1/2045	90,464	95,031
4.00%, 9/1/2045	384,350	403,754
4.00%, 12/1/2045	199,245	209,305
4.00%, 4/1/2046	463,265	486,739
4.00%, 7/1/2046	584,647	614,271
4.00%, 11/1/2046	891,342	936,506
4.00%, 12/1/2046	977,862	1,027,409
4.50%, 4/1/2018	18,247	18,503
4.50%, 5/1/2020	26,442	26,813
4.50%, 12/1/2040	250,906	269,696
4.50%, 1/1/2042	109,274	117,654
4.50%, 9/1/2043	219,519	235,881
4.50%, 11/1/2043	107,168	115,034
4.50%, 5/1/2044	452,959	486,180
4.50%, 6/1/2044	134,847	144,736
4.50%, 2/1/2046	432,617	465,014
4.50%, 3/1/2046	1,484,407	1,593,275
4.50%, 7/1/2046	609,854	655,970
5.00%, 6/1/2040	459,049	502,459
5.00%, 7/1/2041	84,360	92,337
5.00%, 5/1/2042	92,796	101,571
5.00%, 11/1/2044	1,179,864	1,290,679
5.00%, 1/1/2045	120,129	131,863
5.50%, 2/1/2037	51,033	56,878
5.50%, 4/1/2038	243,215	270,715
5.50%, 9/1/2040	74,267	82,622
5.50%, 9/1/2041	120,409	134,023
5.50%, 5/1/2044	264,530	296,003
5.63%, 7/15/2037	80,000	107,657
6.63%, 11/15/2030	115,000	162,144
7.25%, 5/15/2030	75,000	109,954
Series 2011-M5, Class A2, 2.94%, 7/25/2021	139,775	143,521
Series 2011-M7, Class A2, 2.58%, 9/25/2018	128,299	128,786
Series 2013-M12, Class APT, 2.40%, 3/25/2023(c)	38,971	38,951
Series 2013-M3, Class A2, 2.51%, 11/25/2022(c)	150,000	149,790
Series 2014-M3, Class A2, 3.47%, 1/25/2024(c)	50,000	52,412
Series 2015-M8, Class A2, 2.90%, 1/25/2025(c)	250,000	251,182
TBA, 3.00%, 4/1/2032(f)	2,500,000	2,562,695
TBA, 3.00%, 4/1/2047(f)	2,175,000	2,159,877
TBA, 3.50%, 4/1/2032(f)	500,000	520,312
TBA, 3.50%, 4/1/2047(f)	3,600,000	3,682,406
TBA, 4.00%, 4/1/2047(f)	1,350,000	1,416,129
Government National Mortgage Association:
3.00%, 1/20/2043	873,327	884,177
3.00%, 5/20/2043	442,888	448,789
3.00%, 12/20/2044	98,687	99,730
3.00%, 3/20/2045	54,988	55,552
3.00%, 4/20/2045	159,250	160,883
3.00%, 6/20/2045	79,784	80,603
3.00%, 7/20/2045	143,204	144,673
3.00%, 8/20/2045	126,142	127,436
3.00%, 4/20/2046	131,519	132,760
3.00%, 5/20/2046	225,432	227,559
3.00%, 7/20/2046	141,532	142,868
3.00%, 8/20/2046	455,872	460,175
3.00%, 9/20/2046	316,738	319,728
3.00%, 10/20/2046	319,645	322,662
3.00%, 11/20/2046	568,551	573,917
3.00%, 12/20/2046	2,208,615	2,229,460
3.00%, 2/20/2047	1,047,586	1,058,005
3.50%, 10/20/2042	716,285	746,560
3.50%, 5/20/2043	106,535	110,989
3.50%, 9/20/2043	74,251	77,355
3.50%, 11/20/2043	595,003	619,875
3.50%, 10/20/2044	81,667	84,909
3.50%, 12/20/2044	56,462	58,704
3.50%, 3/20/2045	53,759	55,832
3.50%, 4/20/2045	158,658	164,776
3.50%, 6/20/2045	106,941	111,064
3.50%, 10/20/2045	113,192	117,557
3.50%, 1/20/2046	1,656,277	1,720,143
3.50%, 3/20/2046	361,810	375,474
3.50%, 4/20/2046	190,693	197,894
3.50%, 5/20/2046	198,434	205,928
3.50%, 6/20/2046	431,535	447,832
3.50%, 7/20/2046	485,980	504,333
3.50%, 10/20/2046	922,019	956,839
3.50%, 11/20/2046	589,026	611,271
3.50%, 1/20/2047	1,344,593	1,395,371
4.00%, 4/15/2040	84,993	90,030
4.00%, 2/20/2042	36,554	38,800
4.00%, 7/20/2042	24,601	26,112
4.00%, 7/15/2044	88,018	93,203
4.00%, 8/20/2044	53,339	56,565
4.00%, 10/20/2044	483,545	512,791
4.00%, 5/15/2045	94,442	99,834
4.00%, 6/15/2045	201,287	212,778
4.00%, 8/20/2045	59,846	63,304
4.00%, 11/20/2045	200,797	212,397
4.00%, 2/20/2046	560,861	593,261
4.00%, 5/20/2046	595,297	629,419
4.00%, 6/20/2046	407,552	430,913

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
4.00%, 1/20/2047	$1,343,670	$1,420,691
4.50%, 1/20/2044	228,282	244,818
4.50%, 11/20/2044	75,487	80,699
4.50%, 12/20/2044	61,158	65,381
4.50%, 4/20/2046	379,016	405,185
4.50%, 6/20/2046	286,958	306,771
4.50%, 7/20/2046	360,751	385,659
5.00%, 6/15/2040	65,969	72,290
5.00%, 10/15/2041	120,281	132,295
5.00%, 3/20/2044	106,385	115,009
5.00%, 12/20/2045	388,114	419,575
5.50%, 10/20/2043	91,794	102,076
TBA, 3.00%, 4/1/2047(f)	2,275,000	2,298,105
TBA, 3.50%, 4/1/2047(f)	4,400,000	4,561,219
TBA, 4.00%, 4/1/2047(f)	1,650,000	1,742,684
TBA, 4.50%, 4/1/2047(f)	1,000,000	1,068,125
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	103,061
2.88%, 2/1/2027	50,000	50,224
3.50%, 12/15/2042	75,000	75,329
5.25%, 9/15/2039	150,000	189,610

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $130,879,945)		129,726,451

U.S. TREASURY OBLIGATIONS – 34.6%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,206,419
2.50%, 2/15/2045	840,000	755,000
2.50%, 2/15/2046	100,000	89,656
2.50%, 5/15/2046	700,000	627,067
2.75%, 8/15/2042	150,000	143,049
2.75%, 11/15/2042	500,000	476,295
2.88%, 5/15/2043	2,575,000	2,507,870
2.88%, 8/15/2045	80,000	77,604
2.88%, 11/15/2046	2,275,000	2,208,092
3.00%, 5/15/2042	175,000	175,021
3.00%, 11/15/2044	175,000	174,262
3.00%, 5/15/2045	375,000	372,937
3.00%, 2/15/2047	350,000	348,842
3.13%, 11/15/2041	800,000	819,032
3.13%, 2/15/2042	125,000	127,950
3.13%, 8/15/2044	500,000	509,910
3.38%, 5/15/2044	350,000	373,573
3.63%, 8/15/2043	850,000	946,543
3.63%, 2/15/2044	475,000	529,345
3.75%, 8/15/2041	700,000	794,213
3.75%, 11/15/2043	2,525,000	2,873,349
4.38%, 2/15/2038	275,000	343,269
4.38%, 11/15/2039	350,000	434,504
4.38%, 5/15/2040	575,000	714,052
4.38%, 5/15/2041	800,000	996,376
4.63%, 2/15/2040	1,190,000	1,528,793
4.75%, 2/15/2037	2,025,000	2,644,286
5.25%, 11/15/2028	450,000	575,073
Treasury Notes:
0.63%, 6/30/2018	1,500,000	1,490,730
0.75%, 4/15/2018	200,000	199,286
0.75%, 4/30/2018	2,000,000	1,992,480
0.75%, 7/31/2018	5,000,000	4,973,850
0.75%, 8/31/2018	3,750,000	3,728,588
0.88%, 5/31/2018	2,000,000	1,994,300
0.88%, 7/15/2018	350,000	348,845
0.88%, 10/15/2018	500,000	497,710
0.88%, 4/15/2019	150,000	148,782
0.88%, 6/15/2019	4,500,000	4,457,070
0.88%, 9/15/2019	825,000	814,910
1.00%, 5/31/2018	500,000	499,275
1.00%, 8/15/2018	300,000	299,391
1.00%, 9/15/2018	100,000	99,757
1.00%, 11/30/2018	1,500,000	1,494,945
1.00%, 8/31/2019	500,000	495,635
1.00%, 9/30/2019	750,000	742,830
1.00%, 10/15/2019	1,000,000	990,040
1.13%, 6/15/2018	150,000	149,994
1.13%, 1/15/2019	2,050,000	2,046,228
1.13%, 1/31/2019	1,500,000	1,497,075
1.13%, 2/28/2019	750,000	748,305
1.13%, 4/30/2020	100,000	98,743
1.13%, 2/28/2021	850,000	829,413
1.13%, 6/30/2021	2,250,000	2,185,200
1.13%, 7/31/2021	1,175,000	1,139,691
1.13%, 8/31/2021	700,000	678,251
1.13%, 9/30/2021	1,300,000	1,257,958
1.25%, 12/15/2018	750,000	750,412
1.25%, 12/31/2018	5,000,000	5,002,700
1.25%, 1/31/2020	5,250,000	5,216,715
1.25%, 3/31/2021	200,000	195,914
1.25%, 10/31/2021	1,400,000	1,360,926
1.25%, 7/31/2023	250,000	236,650
1.38%, 9/30/2018	100,000	100,288
1.38%, 2/28/2019	500,000	501,175
1.38%, 12/15/2019	6,000,000	5,988,840
1.38%, 2/29/2020	500,000	498,140
1.38%, 4/30/2020	350,000	348,194
1.38%, 5/31/2020	500,000	496,910
1.38%, 8/31/2020	3,200,000	3,171,296
1.38%, 9/30/2020	550,000	544,561
1.38%, 10/31/2020	1,100,000	1,088,010
1.38%, 1/31/2021	5,500,000	5,423,880
1.38%, 4/30/2021	525,000	516,222
1.38%, 5/31/2021	275,000	270,141
1.38%, 6/30/2023	2,500,000	2,388,275
1.38%, 9/30/2023	550,000	523,534
1.50%, 12/31/2018	750,000	753,562
1.50%, 5/31/2020	300,000	299,277
1.50%, 1/31/2022	450,000	441,185
1.50%, 2/28/2023	5,000,000	4,833,650
1.50%, 8/15/2026	1,200,000	1,110,552
1.63%, 8/31/2019	800,000	804,792
1.63%, 12/31/2019	750,000	753,487
1.63%, 6/30/2020	75,000	75,065
1.63%, 7/31/2020	5,600,000	5,601,008
1.63%, 5/31/2023	100,000	97,079
1.63%, 2/15/2026	925,000	869,759
1.63%, 5/15/2026	1,350,000	1,266,462
1.75%, 10/31/2018	500,000	504,355
1.75%, 10/31/2020	650,000	651,521
1.75%, 11/30/2021	1,500,000	1,490,400

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – (continued)
1.75%, 2/28/2022	$300,000	$297,384
1.75%, 3/31/2022	250,000	247,655
1.75%, 4/30/2022	300,000	296,958
1.75%, 1/31/2023	2,925,000	2,870,624
1.75%, 5/15/2023	250,000	244,562
1.88%, 3/31/2022	2,000,000	1,994,940
1.88%, 5/31/2022	100,000	99,533
1.88%, 8/31/2022	150,000	148,851
2.00%, 2/28/2021	750,000	756,623
2.00%, 5/31/2021	350,000	352,667
2.00%, 8/31/2021	300,000	301,677
2.00%, 11/15/2021	500,000	502,340
2.00%, 12/31/2021	6,000,000	6,023,940
2.00%, 7/31/2022	100,000	99,980
2.00%, 2/15/2023	500,000	497,395
2.00%, 2/15/2025	625,000	611,269
2.00%, 8/15/2025	500,000	486,920
2.00%, 11/15/2026	3,250,000	3,139,825
2.13%, 8/31/2020	1,650,000	1,676,136
2.13%, 6/30/2022	4,500,000	4,531,095
2.13%, 12/31/2022	650,000	651,631
2.13%, 11/30/2023	1,000,000	996,570
2.13%, 5/15/2025	2,350,000	2,314,750
2.25%, 12/31/2023	3,600,000	3,612,960
2.25%, 1/31/2024	1,000,000	1,003,170
2.25%, 11/15/2024	1,675,000	1,670,829
2.25%, 11/15/2025	975,000	966,605
2.25%, 2/15/2027	500,000	493,665
2.63%, 8/15/2020	150,000	154,824
2.63%, 11/15/2020	250,000	258,160
2.75%, 2/15/2024	100,000	103,473
4.00%, 8/15/2018	250,000	259,757

TOTAL U.S. TREASURY OBLIGATIONS (Cost $153,394,896)		151,113,369

MUNICIPAL BONDS & NOTES – 0.5%
California – 0.1%
California, State General Obligation:
7.50%, 4/1/2034	100,000	141,678
7.55%, 4/1/2039	100,000	146,659
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	124,331
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	30,935
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.91%, 10/1/2050	25,000	35,941
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	65,480

		545,024

Florida – 0.1%
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	151,155
State Board of Administration Finance Corp., Revenue Series A, 3.00%, 7/1/2020	100,000	102,790

		253,945

Georgia – 0.1%
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	185,417

Illinois – 0.0%(a)
State of Illinois:
5.10%, 6/1/2033	50,000	45,621
7.35%, 7/1/2035	100,000	106,706

		152,327

Massachusetts – 0.0%(a)
Commonwealth of Massachusetts, State General Obligation Series E, 4.20%, 12/1/2021	100,000	106,597

New Jersey – 0.0%(a)
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	139,560

New York – 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	30,905
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	50,000	52,689
5.65%, 11/1/2040	100,000	123,955
Series 192, 4.81%, 10/15/2065	25,000	27,358

		234,907

Ohio – 0.1%
American Municipal Power Inc 7.83%, 2/15/2041	150,000	215,348

Pennsylvania – 0.0%(a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	121,214

Texas – 0.0%(a)
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.02%, 12/1/2048	100,000	115,063

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,138,539)		2,069,402

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES – 0.3%
Automobile – 0.1%
AmeriCredit Automobile Receivables Trust 2015-3 Series 2015-3, Class B, 2.08%, 9/8/2020	$50,000	$50,209
CarMax Auto Owner Trust 2016-1 Series 2016-1, Class A3, ABS, 1.61%, 11/16/2020	211,000	210,840
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, ABS, 1.40%, 2/15/2022	200,000	196,493
Honda Auto Receivables 2015-3 Owner Trust Series 2015-3, Class A4, ABS, 1.56%, 10/18/2021	112,000	111,804
Nissan Auto Receivables 2016-B Owner Trust Series 2016-B, Class A3, ABS, 1.32%, 1/15/2021	169,000	167,990

		737,336

Credit Card – 0.2%
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, ABS, 1.66%, 6/17/2024	200,000	195,237
Chase Issuance Trust Series 2015-A7, Class A7, ABS, 1.62%, 7/15/2020	400,000	400,400
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	102,704
Discover Card Execution Note Trust Series 2016-A1, Class A1, ABS, 1.64%, 7/15/2021	100,000	99,969

		798,310

TOTAL ASSET-BACKED SECURITIES (Cost $1,540,017)		1,535,646

MORTGAGE-BACKED SECURITIES – 0.9%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	103,880
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,425
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	300,000	311,619
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	66,854
COMM 2014-CCRE16 Mortgage Trust Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	105,922
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	102,759
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	51,669
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	423,892
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.03%, 7/10/2046(c)	80,000	86,096
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	107,676
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	150,264
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	193,870
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,293
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, VRN, 4.44%, 2/15/2047(c)	50,000	53,253
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	102,573
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	103,645
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, VRN, 4.75%, 3/15/2049(c)	300,000	323,661
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	200,950
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	201,922

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 Series 2016-C29, Class A2, 2.79%, 5/15/2049	$200,000	$202,916
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	231,923
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	101,278
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	306,549
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	78,310
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,446
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	120,000	122,190
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	106,082

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,186,577)		4,095,917

SHORT-TERM INVESTMENT – 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(g)(h) (Cost $33,604,825)	33,604,825	33,604,825

TOTAL INVESTMENTS – 102.2% (Cost $451,568,035)		446,552,128
Liabilities in Excess of Other Assets – (2.2)%		(9,457,706)

NET ASSETS – 100.0%		$437,094,422

(a)	Amount is less than 0.05% of net assets.

(b)	Step-up bond – Coupon rate increases in increments to maturity. Rate shown as of March 31, 2017. Maturity date shown is the final maturity.

(c)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $10,250 representing 0.0% of the Fund’s net assets.

(e)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	When-issued security.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Corporate Bonds & Notes
Advertising	$–	$151,116	$–	$151,116
Aerospace & Defense	–	1,519,684	–	1,519,684
Agriculture	–	1,107,977	–	1,107,977
Airlines	–	197,686	–	197,686
Apparel	–	75,667	–	75,667
Auto Manufacturers	–	2,558,555	–	2,558,555
Auto Parts & Equipment	–	75,874	–	75,874
Banks	–	25,466,658	–	25,466,658
Beverages	–	3,488,988	–	3,488,988
Biotechnology	–	1,898,351	–	1,898,351
Chemicals	–	1,358,137	–	1,358,137
Commercial Services	–	568,310	–	568,310
Construction Materials	–	333,725	–	333,725
Distribution & Wholesale	–	53,985	–	53,985
Diversified Financial Services	–	4,112,802	–	4,112,802
Electric	–	7,328,054	–	7,328,054
Electrical Components & Equipment	–	125,261	–	125,261
Electronics	–	579,855	–	579,855
Engineering & Construction	–	50,519	–	50,519
Environmental Control	–	291,796	–	291,796

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food	$–	$1,746,198	$–	$1,746,198
Forest Products & Paper	–	430,565	–	430,565
Gas	–	312,614	–	312,614
Hand & Machine Tools	–	52,512	–	52,512
Health Care Products	–	1,948,331	–	1,948,331
Health Care Services	–	1,605,384	–	1,605,384
Holding Companies-Divers	–	24,951	–	24,951
Home Builders	–	25,820	–	25,820
Home Furnishings	–	24,905	–	24,905
Household Products	–	272,905	–	272,905
Household Products & Wares	–	49,260	–	49,260
Housewares	–	390,228	–	390,228
Insurance	–	3,015,053	–	3,015,053
Internet	–	854,343	–	854,343
Iron/Steel	–	507,488	–	507,488
IT Services	–	3,274,319	–	3,274,319
Lodging	–	288,065	–	288,065
Machinery, Construction & Mining	–	414,720	–	414,720
Machinery-Diversified	–	631,535	–	631,535
Media	–	3,782,453	–	3,782,453
Metal Fabricate & Hardware	–	73,948	–	73,948
Mining	–	899,240	–	899,240
Miscellaneous Manufacturer	–	791,424	–	791,424
Multi-National	–	4,245,523	–	4,245,523
Office & Business Equipment	–	50,767	–	50,767
Oil & Gas	–	7,259,963	–	7,259,963
Oil & Gas Services	–	307,509	–	307,509
Packaging & Containers	–	48,198	–	48,198
Pharmaceuticals	–	5,538,409	–	5,538,409
Pipelines	–	3,977,501	–	3,977,501
Real Estate	–	262,348	–	262,348
Real Estate Investment Trusts	–	2,619,206	–	2,619,206
Retail	–	3,681,799	–	3,681,799
Semiconductors	–	1,202,489	–	1,202,489
Software	–	3,187,106	–	3,187,106
Telecommunications	–	5,838,947	–	5,838,947
Toys/Games/Hobbies	–	25,062	–	25,062
Transportation	–	1,870,423	–	1,870,423
Trucking & Leasing	–	100,148	–	100,148
Water	–	51,565	–	51,565
Foreign Government Obligations	–	11,380,294	–	11,380,294
U.S. Government Agency Obligations	–	129,726,451	–	129,726,451
U.S. Treasury Obligations	–	151,113,369	–	151,113,369
Municipal Bonds & Notes	–	2,069,402	–	2,069,402
Asset-Backed Securities
Automobile	–	737,336	–	737,336
Credit Card	–	798,310	–	798,310
Mortgage-Backed Securities	–	4,095,917	–	4,095,917
Short-Term Investment	33,604,825	–	–	33,604,825

Total Investments	$33,604,825	$412,947,303	$–	$446,552,128

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,977,648	$11,977,648	126,998,647	105,371,470	33,604,825	$33,604,825	$43,988

TOTAL		$11,977,648				$33,604,825	$43,988

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity ex-U.S. Index Portfolio. The portfolio of investments for the State Street Global Equity ex-U.S. Index Portfolio follows.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.0%
Australia – 5.3%
AGL Energy, Ltd.	34,519	$694,396
Alumina, Ltd.	93,832	128,128
Amcor, Ltd.	58,645	673,744
AMP, Ltd.	151,131	597,204
APA Group	59,303	405,344
Aristocrat Leisure, Ltd.	29,238	400,807
ASX, Ltd.	10,308	396,947
Aurizon Holdings, Ltd.	108,279	433,653
AusNet Services	78,881	101,394
Australia & New Zealand Banking Group, Ltd.	140,493	3,410,310
Bank of Queensland, Ltd.	13,776	127,790
Bendigo & Adelaide Bank, Ltd.	27,057	250,575
BHP Billiton PLC	102,621	1,583,499
BHP Billiton, Ltd.	154,364	2,830,867
Boral, Ltd.	66,049	294,251
Brambles, Ltd.	79,700	568,472
Caltex Australia, Ltd.	14,220	319,899
Challenger, Ltd.	32,025	306,600
CIMIC Group, Ltd.	4,078	111,775
Coca-Cola Amatil, Ltd.	18,962	156,513
Cochlear, Ltd.	3,178	327,843
Commonwealth Bank of Australia	82,363	5,397,777
Computershare, Ltd.	26,548	284,745
Crown Resorts, Ltd.	12,305	110,859
CSL, Ltd.	22,178	2,120,393
Dexus Property Group REIT	51,831	386,299
Domino’s Pizza Enterprises, Ltd.	2,115	93,772
DUET Group	138,365	294,489
Flight Centre Travel Group, Ltd.	714	15,730
Fortescue Metals Group, Ltd.	83,174	395,289
Goodman Group REIT	92,782	547,827
GPT Group REIT	96,636	379,652
Harvey Norman Holdings, Ltd.	23,187	80,128
Healthscope, Ltd.	57,955	100,359
Incitec Pivot, Ltd.	89,468	256,622
Insurance Australia Group, Ltd.	124,504	574,616
LendLease Group	30,196	358,885
Macquarie Group, Ltd.	15,158	1,043,008
Medibank Pvt, Ltd.	150,495	323,750
Mirvac Group REIT	202,322	338,007
National Australia Bank, Ltd.	127,683	3,247,414
Newcrest Mining, Ltd.	39,115	664,512
Oil Search, Ltd.	72,783	400,872
Orica, Ltd.	20,923	280,915
Origin Energy, Ltd.	91,697	493,155
Qantas Airways, Ltd.	7,923	23,511
QBE Insurance Group, Ltd.	69,407	682,488
Ramsay Health Care, Ltd.	7,522	401,040
REA Group, Ltd.	2,308	104,460
Santos, Ltd.	100,733	292,008
Scentre Group REIT	264,622	866,009
SEEK, Ltd.	10,814	131,331
Sonic Healthcare, Ltd.	21,366	360,535
South32, Ltd.(a)	10,757	22,430
South32, Ltd.(a)	261,534	550,651
Stockland REIT	128,602	455,203
Suncorp Group, Ltd.	65,087	655,898
Sydney Airport	61,787	319,099
Tabcorp Holdings, Ltd.	51,259	185,739
Tatts Group, Ltd.	82,061	277,319
Telstra Corp., Ltd.	213,716	759,735
TPG Telecom, Ltd.	9,201	48,922
Transurban Group Stapled Security	102,264	910,401
Treasury Wine Estates, Ltd.	40,293	375,920
Vicinity Centres REIT	178,555	385,476
Vocus Group, Ltd.	17,411	57,378
Wesfarmers, Ltd.	54,689	1,880,298
Westfield Corp.	99,610	674,769
Westpac Banking Corp.	160,225	4,285,300
Woodside Petroleum, Ltd.	37,740	923,582
Woolworths, Ltd.	62,919	1,271,940

		49,210,528

Austria – 0.1%
ANDRITZ AG	2,479	124,312
Erste Group Bank AG	14,084	459,815
OMV AG	8,177	322,585
Raiffeisen Bank International AG(b)	5,065	114,602
Voestalpine AG	6,042	238,456

		1,259,770

Belgium – 0.8%
Ageas	10,257	401,954
Anheuser-Busch InBev SA	36,488	4,015,747
Colruyt SA	2,463	121,231
Groupe Bruxelles Lambert SA	4,319	393,110
KBC Group NV	12,528	833,304
Proximus SADP	8,646	272,010
Solvay SA	3,867	473,773
Telenet Group Holding NV(b)	2,039	121,580
UCB SA	6,606	513,728
Umicore SA	5,253	300,020

		7,446,457

Brazil – 1.7%
AES Tiete Energia SA	5,508	23,767
Ambev SA	231,475	1,329,818
Banco Bradesco SA	43,896	443,115
Banco Bradesco SA Preference Shares	136,018	1,387,191
Banco do Brasil SA	45,400	482,892
Banco Santander Brasil SA	15,500	134,986
BB Seguridade Participacoes SA	37,700	346,727
BM&FBovespa SA	97,002	589,352
BR Malls Participacoes SA(b)	37,820	172,605

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Braskem SA Class A, Preference Shares	2,400	$24,000
BRF SA	31,600	384,282
CCR SA	50,000	284,256
Centrais Eletricas Brasileiras SA(b)	16,300	87,790
Centrais Eletricas Brasileiras SA Class B, Preference Shares(b)	6,800	47,269
Cia Brasileira de Distribuicao Preference Shares	6,100	115,470
Cia de Saneamento Basico do Estado de Sao Paulo	12,600	129,336
Cia Energetica de Minas Gerais Preference Shares	31,300	101,739
Cia Paranaense de Energia Preference Shares	1,300	13,406
Cia Siderurgica Nacional SA(b)	41,500	119,078
Cielo SA	53,116	473,618
Cosan SA Industria e Comercio	1,500	18,359
CPFL Energia SA	1,969	15,982
Duratex SA	4,428	12,831
EDP – Energias do Brasil SA	4,474	19,658
Embraer SA	22,300	122,143
Engie Brasil Energia SA	2,500	27,851
Equatorial Energia SA	7,000	129,618
Fibria Celulose SA	16,100	146,398
Gerdau SA Preference Shares	34,900	119,706
Hypermarcas SA	13,500	123,309
Itau Unibanco Holding SA Preference Shares	156,869	1,872,576
Itausa – Investimentos Itau SA(b)	3,276	9,802
Itausa – Investimentos Itau SA Preference Shares	199,939	598,252
JBS SA	45,600	146,640
Klabin SA	21,528	102,726
Kroton Educacional SA	75,100	314,124
Localiza Rent a Car SA	10,800	141,746
Lojas Americanas SA	2,055	8,583
Lojas Americanas SA Preference Shares	22,382	115,331
Lojas Renner SA	36,100	316,093
M Dias Branco SA	400	16,101
Multiplan Empreendimentos Imobiliarios SA	5,238	109,381
Natura Cosmeticos SA	1,400	12,792
Odontoprev SA	3,400	12,101
Petroleo Brasileiro SA(b)	148,700	709,556
Petroleo Brasileiro SA Preference Shares(b)	194,400	887,213
Porto Seguro SA	900	8,053
Qualicorp SA	1,794	11,668
Raia Drogasil SA	13,100	242,075
Rumo SA(b)	16,140	43,464
Sul America SA	2,891	15,197
Suzano Papel e Celulose SA Class A, Preference Shares	8,200	34,247
Telefonica Brasil SA Preference Shares	24,185	356,115
Tim Participacoes SA	56,500	179,735
Ultrapar Participacoes SA	19,100	430,855
Vale SA	66,200	621,143
Vale SA Preference Shares	96,900	860,974
WEG SA	21,500	117,829

		15,720,924

Canada – 6.8%
Agnico Eagle Mines, Ltd.	11,500	486,507
Agrium, Inc.	6,600	628,105
Alimentation Couche-Tard, Inc. Class B	20,800	937,025
AltaGas, Ltd.	5,300	122,401
ARC Resources, Ltd.	19,100	272,110
Atco, Ltd. Class I	1,700	65,915
Bank of Montreal	31,100	2,316,322
Bank of Nova Scotia	57,700	3,365,996
Barrick Gold Corp.	57,700	1,092,867
BCE, Inc.	7,979	352,269
BlackBerry, Ltd.(b)	29,400	227,061
Bombardier, Inc. Class B(b)	76,000	116,252
Brookfield Asset Management, Inc. Class A	42,150	1,531,262
CAE, Inc.	15,700	239,211
Cameco Corp.	12,900	142,382
Canadian Imperial Bank of Commerce	19,200	1,650,856
Canadian National Railway Co.	37,300	2,745,374
Canadian Natural Resources, Ltd.	53,400	1,743,363
Canadian Pacific Railway, Ltd.	6,900	1,010,696
Canadian Tire Corp., Ltd. Class A	3,600	426,445
Canadian Utilities, Ltd. Class A	4,200	122,695
CCL Industries, Inc. Class B	1,500	326,330
Cenovus Energy, Inc.	42,200	476,219
CGI Group, Inc. Class A(b)	11,100	530,343
CI Financial Corp.	13,500	267,540
Constellation Software, Inc.	1,000	490,009
Crescent Point Energy Corp.	28,700	309,241
Dollarama, Inc.	5,900	487,563
Eldorado Gold Corp.	24,200	82,563
Element Fleet Management Corp.	12,600	116,302
Emera, Inc.	2,400	84,544
Empire Co., Ltd. Class A	3,600	54,851
Enbridge, Inc.	79,200	3,308,388
Encana Corp.	48,500	566,588
Fairfax Financial Holdings, Ltd.	1,200	544,551
Finning International, Inc.	10,000	186,256
First Capital Realty, Inc.	5,900	88,612
First Quantum Minerals, Ltd.	36,400	385,657
Fortis, Inc.	20,200	667,502
Franco-Nevada Corp.	9,100	594,453
George Weston, Ltd.	2,900	252,305
Gildan Activewear, Inc.	12,000	323,293
Goldcorp, Inc.	43,300	629,865
Great-West Lifeco, Inc.	15,700	433,806
H&R Real Estate Investment Trust REIT	5,600	96,871
Husky Energy, Inc.(b)	11,555	130,050
Hydro One, Ltd.(c)	6,000	109,099
IGM Financial, Inc.	3,800	113,004
Imperial Oil, Ltd.	15,200	461,818

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
Industrial Alliance Insurance & Financial Services, Inc.	5,900	$254,952
Intact Financial Corp.	6,800	482,244
Inter Pipeline, Ltd.	18,900	397,231
Jean Coutu Group PJC, Inc. Class A	1,100	17,263
Keyera Corp.	6,600	193,054
Kinross Gold Corp.(b)	71,700	252,145
Linamar Corp.	2,100	95,249
Loblaw Cos., Ltd.	11,300	611,411
Magna International, Inc.	19,400	834,826
Manulife Financial Corp.	95,700	1,692,770
Methanex Corp.	5,200	242,951
Metro, Inc.	12,600	385,941
National Bank of Canada	17,000	711,791
Onex Corp.	4,500	322,067
Open Text Corp.	13,800	467,709
Pembina Pipeline Corp.	19,900	628,790
Peyto Exploration & Development Corp.	5,100	104,589
Potash Corp. of Saskatchewan, Inc.	42,000	715,510
Power Corp. of Canada	19,500	456,777
Power Financial Corp.	13,400	353,375
PrairieSky Royalty, Ltd.	11,494	241,834
Restaurant Brands International, Inc.	11,346	630,234
RioCan Real Estate Investment Trust	5,300	104,120
Rogers Communications, Inc. Class B	18,200	802,429
Royal Bank of Canada	71,300	5,179,963
Saputo, Inc.	13,300	457,644
Seven Generations Energy, Ltd. Class A(b)	13,200	240,513
Shaw Communications, Inc. Class B	21,700	448,595
Silver Wheaton Corp.	22,900	475,806
Smart Real Estate Investment Trust REIT	900	22,047
SNC-Lavalin Group, Inc.	8,100	316,918
Sun Life Financial, Inc.	30,100	1,095,982
Suncor Energy, Inc.	80,064	2,451,178
Teck Resources, Ltd. Class B	28,900	630,159
TELUS Corp.	10,500	339,883
Thomson Reuters Corp.	16,800	724,454
Toronto-Dominion Bank	89,100	4,450,156
Tourmaline Oil Corp.(b)	11,600	257,894
TransCanada Corp.	41,400	1,905,086
Turquoise Hill Resources, Ltd.(b)	33,700	102,592
Valeant Pharmaceuticals International, Inc.(b)	18,300	201,572
Veresen, Inc.	19,000	209,425
Vermilion Energy, Inc.	6,500	243,059
West Fraser Timber Co., Ltd.	2,700	112,604
Yamana Gold, Inc.	29,700	81,730

		62,659,259

Chile – 0.3%
AES Gener SA	22,037	8,875
Aguas Andinas SA Class A	22,213	12,907
Antofagasta PLC	15,423	160,939
Banco de Chile	935,556	112,489
Banco de Credito e Inversiones	1,591	87,241
Banco Santander Chile	2,264,400	141,485
Cencosud SA	81,884	250,783
Cia Cervecerias Unidas SA	7,183	90,245
Colbun SA	127,526	28,238
Embotelladora Andina SA Class B, Preference Shares	3,273	12,708
Empresa Nacional de Telecomunicaciones SA(b)	7,195	86,676
Empresas CMPC SA	48,835	118,764
Empresas COPEC SA	24,157	261,679
Enel Americas SA	1,619,545	335,305
Enel Chile SA	898,435	99,111
Enel Generacion Chile SA	115,936	86,942
Itau CorpBanca	3,102,407	27,950
Latam Airlines Group SA(b)	11,268	142,223
SACI Falabella	21,271	178,298
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	3,726	127,407

		2,370,265

China – 5.8%
3SBio, Inc.(b)(c)	24,500	30,264
58.com, Inc. ADR(b)	2,600	92,014
AAC Technologies Holdings, Inc.	39,500	462,269
Agricultural Bank of China, Ltd. Class H	1,265,000	582,732
Air China, Ltd. Class H	22,000	17,806
Alibaba Group Holding, Ltd. ADR(b)	53,900	5,812,037
Alibaba Health Information Technology, Ltd.(b)	59,500	26,797
Aluminum Corp. of China, Ltd. Class H(b)	188,000	91,926
Anhui Conch Cement Co., Ltd. Class H	42,500	144,374
ANTA Sports Products, Ltd.	38,000	105,128
AviChina Industry & Technology Co., Ltd. Class H	20,000	13,871
Baidu, Inc. ADR(b)	13,100	2,260,012
Bank of China, Ltd. Class H	3,856,000	1,915,224
Bank of Communications Co., Ltd. Class H	472,000	366,838
Beijing Capital International Airport Co., Ltd. Class H	14,000	16,754
Beijing Enterprises Holdings, Ltd.	14,000	72,419
Beijing Enterprises Water Group, Ltd.	164,000	121,552
Belle International Holdings, Ltd.	213,000	138,410
Brilliance China Automotive Holdings, Ltd.	170,000	284,372
Byd Co., Ltd. Class H	21,000	116,464
CGN Power Co., Ltd. Class H(c)	401,600	124,022
China Cinda Asset Management Co., Ltd. Class H	317,592	123,416

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China CITIC Bank Corp., Ltd. Class H	486,000	$322,061
China Coal Energy Co., Ltd. Class H(b)	30,000	15,132
China Communications Construction Co., Ltd. Class H	246,000	346,929
China Communications Services Corp., Ltd. Class H	28,000	18,339
China Conch Venture Holdings, Ltd.	50,500	99,161
China Construction Bank Corp. Class H	4,041,000	3,249,855
China Everbright Bank Co., Ltd. Class H	42,300	20,683
China Everbright International, Ltd.	92,000	123,827
China Everbright, Ltd.	12,000	24,212
China Evergrande Group	170,000	157,499
China Galaxy Securities Co., Ltd. Class H	114,300	105,453
China Huarong Asset Management Co., Ltd.(b)(c)	231,000	94,522
China Huishan Dairy Holdings Co., Ltd.(d)	66,000	3,567
China Jinmao Holdings Group, Ltd.	44,000	14,098
China Life Insurance Co., Ltd. Class H	368,000	1,129,357
China Longyuan Power Group Corp., Ltd. Class H	127,000	98,704
China Medical System Holdings, Ltd.	55,000	97,523
China Mengniu Dairy Co., Ltd.	152,000	314,894
China Merchants Bank Co., Ltd. Class H	202,500	535,466
China Merchants Port Holdings Co., Ltd.	44,478	130,203
China Minsheng Banking Corp., Ltd. Class H	317,500	339,092
China Mobile, Ltd.	295,000	3,228,431
China National Building Material Co., Ltd. Class H	176,000	113,234
China Oilfield Services, Ltd. Class H	86,000	82,553
China Overseas Land & Investment, Ltd.	198,000	565,605
China Pacific Insurance Group Co., Ltd. Class H	136,800	493,758
China Petroleum & Chemical Corp. Class H	1,266,000	1,026,288
China Power International Development, Ltd.	40,000	14,875
China Railway Construction Corp., Ltd. Class H	78,500	111,313
China Railway Group, Ltd. Class H	239,000	213,736
China Resources Beer Holdings Co., Ltd.(b)	64,721	147,239
China Resources Gas Group, Ltd.	34,000	120,311
China Resources Land, Ltd.	149,333	403,525
China Resources Power Holdings Co., Ltd.	68,055	122,773
China Shenhua Energy Co., Ltd. Class H	182,500	423,638
China Southern Airlines Co., Ltd. Class H	16,000	11,076
China State Construction International Holdings, Ltd.	70,000	125,201
China Taiping Insurance Holdings Co., Ltd.(b)	96,400	233,449
China Telecom Corp., Ltd. Class H	746,000	363,809
China Unicom Hong Kong, Ltd.	320,000	428,231
China Vanke Co., Ltd. Class H	47,400	128,083
Chongqing Changan Automobile Co., Ltd. Class B	10,700	14,870
Chongqing Rural Commercial Bank Co., Ltd. Class H	32,000	21,618
CITIC Securities Co., Ltd. Class H	123,000	253,233
CITIC, Ltd.	236,000	336,470
CNOOC, Ltd.	879,000	1,049,620
COSCO SHIPPING Ports, Ltd.	29,008	32,026
Country Garden Holdings Co., Ltd.	213,000	191,581
CRRC Corp., Ltd. Class H	143,350	139,264
CSPC Pharmaceutical Group, Ltd.	240,000	314,380
Ctrip.com International, Ltd. ADR(b)	18,700	919,105
Dongfeng Motor Group Co., Ltd. Class H	74,000	83,127
ENN Energy Holdings, Ltd.	26,000	146,368
Far East Horizon, Ltd.	121,000	113,659
Fosun International, Ltd.	94,000	141,275
Fuyao Glass Industry Group Co., Ltd. Class H(c)	23,600	81,840
Geely Automobile Holdings, Ltd.	295,000	451,715
GF Securities Co., Ltd. Class H	36,800	77,090
GOME Electrical Appliances Holding, Ltd.	142,000	19,368
Great Wall Motor Co., Ltd. Class H	109,500	124,696
Guangdong Investment, Ltd.	92,000	131,166
Guangzhou Automobile Group Co., Ltd. Class H	76,000	121,655
Guangzhou R&F Properties Co., Ltd. Class H	12,400	19,370
Haitian International Holdings, Ltd.	5,000	11,632
Haitong Securities Co., Ltd. Class H	169,200	286,082
Hengan International Group Co., Ltd.	40,000	297,497
HengTen Networks Group, Ltd.(b)	1,204,000	22,154
Huaneng Power International, Inc. Class H	166,000	110,859
Huaneng Renewables Corp., Ltd. Class H	32,629	11,294

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Huatai Securities Co., Ltd. Class H(c)	52,800	$102,726
Industrial & Commercial Bank of China, Ltd. Class H	3,564,000	2,329,682
JD.com, Inc. ADR(b)	33,300	1,035,963
Jiangsu Expressway Co., Ltd. Class H	14,000	20,104
Jiangxi Copper Co., Ltd. Class H	75,000	116,773
Kingsoft Corp., Ltd.	10,000	27,537
Kunlun Energy Co., Ltd.	130,000	120,440
Lenovo Group, Ltd.	384,000	252,986
Longfor Properties Co., Ltd.	66,500	109,357
NetEase, Inc. ADR	3,900	1,107,600
New China Life Insurance Co., Ltd. Class H	28,400	135,212
New Oriental Education & Technology Group, Inc. ADR(b)	7,200	434,736
People’s Insurance Co. Group of China, Ltd. Class H	252,000	104,412
PetroChina Co., Ltd. Class H	1,056,000	773,164
PICC Property & Casualty Co., Ltd. Class H	243,800	375,825
Ping An Insurance Group Co. of China, Ltd. Class H	255,000	1,427,331
Semiconductor Manufacturing International Corp.(b)	157,300	194,715
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	17,170
Shanghai Electric Group Co., Ltd. Class H(b)	24,000	11,890
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	12,880
Shanghai Industrial Holdings, Ltd.	7,000	20,582
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	73,566
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,700	22,781
Shenzhou International Group Holdings, Ltd.	33,000	208,280
SINA Corp.(b)	3,100	223,572
Sino-Ocean Group Holding, Ltd.	42,000	19,726
Sinopec Engineering Group Co., Ltd. Class H	15,000	15,402
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	116,464
Sinopharm Group Co., Ltd. Class H	66,400	308,013
Sinotrans, Ltd. Class H	16,000	7,474
SOHO China, Ltd.	46,000	24,623
Sunac China Holdings, Ltd.	92,000	119,328
Sunny Optical Technology Group Co., Ltd.	37,000	270,424
TAL Education Group ADR(b)	1,700	181,169
Tencent Holdings, Ltd.	271,200	7,774,993
Tingyi Cayman Islands Holding Corp.	82,000	102,981
TravelSky Technology, Ltd. Class H	42,000	99,224
Tsingtao Brewery Co., Ltd. Class H	6,000	27,640
Vipshop Holdings, Ltd. ADR(b)	22,900	305,486
Want Want China Holdings, Ltd.	190,000	131,532
Weibo Corp. ADR(b)	1,600	83,488
Weichai Power Co., Ltd. Class H	14,000	24,716
Yangzijiang Shipbuilding Holdings, Ltd.	21,000	16,983
Yanzhou Coal Mining Co., Ltd. Class H	14,000	10,881
Yum China Holdings, Inc.(b)	20,900	568,480
YY, Inc. ADR(b)	300	13,833
Zhejiang Expressway Co., Ltd. Class H	18,000	23,532
Zhuzhou CRRC Times Electric Co., Ltd. Class H	15,000	79,714
Zijin Mining Group Co., Ltd. Class H	346,000	128,222
ZTE Corp. Class H	9,400	17,248

		53,770,280

Colombia – 0.1%
Bancolombia SA ADR	500	19,935
Bancolombia SA Preference Shares	12,910	128,035
Cementos Argos SA	9,003	36,710
Corp. Financiera Colombiana SA	1,504	14,635
Ecopetrol SA(b)	307,726	143,555
Ecopetrol SA ADR(b)	700	6,524
Grupo Argos SA	6,676	46,693
Grupo Aval Acciones y Valores SA Preference Shares	28,874	11,674
Grupo de Inversiones Suramericana SA	14,284	192,897
Grupo de Inversiones Suramericana SA Preference Shares	813	10,732
Interconexion Electrica SA ESP	3,293	13,200

		624,590

Czech Republic – 0.0%(e)
CEZ A/S	4,375	75,496
Komercni banka A/S	2,727	101,455
Moneta Money Bank A/S(b)(c)	21,059	71,513
O2 Czech Republic A/S	227	2,542

		251,006

Denmark – 1.2%
AP Moeller – Maersk A/S Class A	205	331,703
AP Moeller – Maersk A/S Class B	335	557,470
Carlsberg A/S Class B	5,550	514,070
Chr Hansen Holding A/S	5,422	349,054
Coloplast A/S Class B	6,238	488,525
Danske Bank A/S	33,975	1,160,557
DONG Energy A/S(c)	8,254	319,226
DSV A/S	9,947	516,467
Genmab A/S(b)	2,947	569,246

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
ISS A/S	9,119	$345,860
Novo Nordisk A/S Class B	91,718	3,159,392
Novozymes A/S Class B	12,101	481,064
Pandora A/S	5,600	621,797
TDC A/S	26,400	136,542
Tryg A/S	4,736	86,168
Vestas Wind Systems A/S	11,130	907,657
William Demant Holding A/S(b)	4,909	102,872

		10,647,670

Egypt – 0.0%(e)
Commercial International Bank Egypt SAE	32,871	136,783
Global Telecom Holding SAE(b)	13,479	5,003
Talaat Moustafa Group	8,765	4,463

		146,249

Finland – 0.7%
Elisa Oyj	8,041	285,098
Fortum Oyj	23,831	377,994
Kone Oyj Class B	15,787	694,986
Metso Oyj	4,066	123,419
Neste Oyj	6,846	267,697
Nokia Oyj(a)	272,484	1,465,974
Nokian Renkaat Oyj	3,775	158,030
Orion Oyj Class B	5,784	302,323
Sampo Oyj Class A	20,874	992,604
Stora Enso Oyj Class R	30,181	357,663
UPM-Kymmene Oyj	24,985	588,434
Wartsila Oyj Abp	7,972	427,601

		6,041,823

France – 6.8%
Accor SA	9,152	382,242
Aeroports de Paris	1,016	125,890
Air Liquide SA	18,793	2,152,715
Airbus SE	28,077	2,142,022
Alstom SA(b)	8,766	262,659
Arkema SA	3,643	360,336
Atos SE	4,607	571,334
AXA SA	93,473	2,424,870
BNP Paribas SA	50,819	3,393,285
Bollore SA(a)	30,890	120,062
Bollore SA(a)(b)	145	552
Bouygues SA	10,980	448,079
Bureau Veritas SA	14,679	310,466
Cap Gemini SA	8,243	763,139
Carrefour SA	28,559	675,050
Casino Guichard Perrachon SA	1,928	108,115
Christian Dior SE	2,784	648,527
Cie de Saint-Gobain	24,544	1,263,593
Cie Generale des Etablissements Michelin	9,016	1,097,862
CNP Assurances	6,554	133,748
Credit Agricole SA	56,456	766,858
Danone SA	28,617	1,951,522
Dassault Aviation SA	67	85,411
Dassault Systemes SE	6,638	576,067
Edenred	11,238	266,234
Eiffage SA	1,875	147,237
Electricite de France SA	9,116	76,947
Engie SA	72,468	1,029,308
Essilor International SA	10,191	1,241,485
Eurazeo SA	1,647	108,740
Eutelsat Communications SA	10,404	232,901
Fonciere Des Regions	930	77,893
Gecina SA REIT	2,251	306,241
Groupe Eurotunnel SE	26,483	267,160
Hermes International	1,352	642,182
ICADE	845	62,071
Iliad SA	1,468	329,171
Imerys SA	1,427	121,443
Ingenico Group SA	3,145	297,556
JCDecaux SA	3,050	107,618
Kering	3,777	979,423
Klepierre REIT	11,501	448,490
L’Oreal SA	12,166	2,344,137
Lagardere SCA	7,117	210,167
Legrand SA	13,382	808,955
LVMH Moet Hennessy Louis Vuitton SE	13,451	2,961,463
Natixis SA	33,885	209,332
Orange SA	97,202	1,514,212
Pernod Ricard SA	10,442	1,238,557
Peugeot SA(b)	25,439	513,556
Publicis Groupe SA	9,691	679,011
Remy Cointreau SA	312	30,624
Renault SA	9,568	833,310
Rexel SA	16,777	305,404
Safran SA	15,395	1,153,094
Sanofi	55,742	5,044,946
Schneider Electric SE	27,231	1,998,842
SCOR SE	8,909	337,599
SEB SA	665	93,103
SFR Group SA(b)	2,557	80,650
Societe BIC SA	954	119,177
Societe Generale SA	37,167	1,890,205
Sodexo SA	4,733	558,105
Suez Environment Co.	18,301	289,791
Thales SA	5,454	528,849
TOTAL SA	108,032	5,478,594
Unibail-Rodamco SE	4,882	1,144,040
Valeo SA	12,022	802,733
Veolia Environnement SA	25,148	472,312
Vinci SA	24,592	1,954,266
Vivendi SA	50,936	992,872
Wendel SA	1,683	213,846
Zodiac Aerospace	11,499	288,406

		62,596,662

Germany – 6.5%
adidas AG	9,190	1,752,539
Allianz SE	21,895	4,066,499
Axel Springer SE	1,892	104,761
BASF SE	43,957	4,368,559
Bayer AG	39,560	4,571,745
Bayerische Motoren Werke AG	16,124	1,474,656
Bayerische Motoren Werke AG Preference Shares	3,130	247,127

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Beiersdorf AG	5,268	$499,939
Brenntag AG	8,071	453,629
Commerzbank AG	55,500	503,254
Continental AG	5,423	1,191,934
Covestro AG(c)	4,964	383,115
Daimler AG	46,160	3,416,432
Deutsche Bank AG(b)	67,508	1,166,081
Deutsche Boerse AG(b)	9,651	886,782
Deutsche Lufthansa AG	8,592	139,681
Deutsche Post AG	47,224	1,621,573
Deutsche Telekom AG	157,474	2,766,401
Deutsche Wohnen AG	17,311	571,465
E.ON SE	100,726	802,707
Evonik Industries AG	9,133	298,565
Fraport AG Frankfurt Airport Services Worldwide	1,650	117,056
Fresenius Medical Care AG & Co. KGaA	10,662	901,450
Fresenius SE & Co. KGaA	19,942	1,606,710
Fuchs Petrolub SE Preference Shares	4,276	209,141
GEA Group AG	9,689	412,857
Hannover Rueck SE	3,232	373,851
HeidelbergCement AG	7,507	704,635
Henkel AG & Co. KGaA	5,330	593,728
Henkel AG & Co. KGaA Preference Shares	8,790	1,129,101
HOCHTIEF AG	802	132,913
HUGO BOSS AG	2,234	163,457
Infineon Technologies AG	56,067	1,148,057
Innogy SE(b)(c)	4,781	180,942
KS AG	10,797	251,629
Lanxess AG	4,953	333,159
Linde AG	9,053	1,511,459
MAN SE	1,181	122,057
Merck KGaA	6,513	743,966
METRO AG	9,695	310,871
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,849	1,539,624
OSRAM Licht AG	5,023	315,625
Porsche Automobil Holding SE Preference Shares	7,996	437,355
ProSiebenSat.1 Media SE	12,094	536,873
QIAGEN NV(b)	11,555	336,279
RWE AG(b)	26,530	440,808
SAP SE	47,036	4,627,269
Schaeffler AG, Preference Shares	6,635	116,950
Siemens AG	36,759	5,048,120
Symrise AG	6,532	435,526
Telefonica Deutschland Holding AG	44,734	222,480
ThyssenKrupp AG	19,176	470,902
TUI AG	26,523	366,813
United Internet AG	6,893	305,807
Volkswagen AG Preference Shares	9,077	1,326,154
Volkswagen AG	1,817	271,392
Vonovia SE	23,363	825,350
Zalando SE(b)(c)	5,202	211,007

		60,068,817

Greece – 0.0%(d)
Alpha Bank AE(b)	56,803	102,066
Eurobank Ergasias SA(b)	24,580	15,117
FF Group(b)	122	2,342
Hellenic Telecommunications Organization SA	10,111	95,165
JUMBO SA	4,872	77,016
National Bank of Greece SA(b)	82,540	21,276
OPAP SA	10,008	93,553
Piraeus Bank SA(b)	86,012	15,639
Titan Cement Co. SA	393	10,046

		432,220

Hong Kong – 2.5%
AIA Group, Ltd.	578,200	3,645,602
Alibaba Pictures Group, Ltd.(b)	460,000	83,459
ASM Pacific Technology, Ltd.	10,100	137,370
Bank of East Asia, Ltd.	68,396	282,948
BOC Hong Kong Holdings, Ltd.	186,500	761,935
Cathay Pacific Airways, Ltd.	17,000	24,675
Cheung Kong Infrastructure Holdings, Ltd.	37,000	290,420
Cheung Kong Property Holdings, Ltd.	134,024	902,806
China Gas Holdings, Ltd.	64,000	103,105
CK Hutchison Holdings, Ltd.	131,524	1,617,924
CLP Holdings, Ltd.	82,000	857,299
First Pacific Co., Ltd.	30,000	21,772
Fullshare Holdings, Ltd.	270,000	119,514
Galaxy Entertainment Group, Ltd.	120,000	657,016
GCL-Poly Energy Holdings, Ltd.(b)	139,000	18,422
Haier Electronics Group Co., Ltd.	56,000	128,264
Hanergy Thin Film Power Group, Ltd.(b)(f)	68,000	–
Hang Lung Group, Ltd.	26,000	110,905
Hang Lung Properties, Ltd.	126,000	327,504
Hang Seng Bank, Ltd.	38,400	778,722
Henderson Land Development Co., Ltd.	59,097	366,148
HK Electric Investments & HK Electric Investments, Ltd.(c)	104,164	96,102
HKT Trust & HKT, Ltd.	215,000	278,312
Hong Kong & China Gas Co., Ltd.	385,000	769,851
Hong Kong Exchanges & Clearing, Ltd.	56,504	1,422,143
Hongkong Land Holdings, Ltd.	62,000	476,780
Hysan Development Co., Ltd.	23,000	104,323
Jardine Matheson Holdings, Ltd.	12,400	796,700
Jardine Strategic Holdings, Ltd.	11,500	483,000
Kerry Properties, Ltd.	30,000	104,034
Li & Fung, Ltd.	208,000	90,196
Link REIT	112,500	788,217
Melco Crown Entertainment, Ltd. ADR	7,038	130,484
MTR Corp., Ltd.	78,488	440,842
New World Development Co., Ltd.	305,229	375,473
Nine Dragons Paper Holdings, Ltd.	80,000	85,955

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
NWS Holdings, Ltd.	61,399	$112,030
PCCW, Ltd.	147,000	86,632
Power Assets Holdings, Ltd.	70,500	607,798
Sands China, Ltd.	124,400	576,259
Shangri-La Asia, Ltd.	20,000	29,132
Shimao Property Holdings, Ltd.	16,500	26,200
Sino Biopharmaceutical, Ltd.	154,000	126,822
Sino Land Co., Ltd.	172,429	302,192
SJM Holdings, Ltd.	96,000	78,070
Sun Art Retail Group, Ltd.	104,000	97,423
Sun Hung Kai Properties, Ltd.	72,000	1,058,020
Swire Pacific, Ltd. Class A	30,000	299,556
Swire Properties, Ltd.	40,200	128,801
Techtronic Industries Co., Ltd.	76,500	309,583
WH Group, Ltd.(c)	433,000	373,300
Wharf Holdings, Ltd.	70,000	600,785
Wheelock & Co., Ltd.	46,000	363,726
Yue Yuen Industrial Holdings, Ltd.	26,000	102,207

		22,956,758

Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	2,275	156,006
OTP Bank PLC	12,692	355,742
Richter Gedeon Nyrt	5,326	121,189

		632,937

India – 1.9%
ACC, Ltd.	889	19,851
Adani Ports & Special Economic Zone, Ltd.	29,797	156,430
Ambuja Cements, Ltd.	25,405	92,801
Apollo Hospitals Enterprise, Ltd.	978	17,551
Ashok Leyland, Ltd.	16,047	20,944
Asian Paints, Ltd.	16,754	276,073
Aurobindo Pharma, Ltd.	9,217	95,811
Axis Bank, Ltd.	85,444	645,814
Bajaj Auto, Ltd.	2,863	123,717
Bajaj Finance, Ltd.	6,447	116,554
Bajaj Finserv, Ltd.	1,830	114,983
Bharat Forge, Ltd.	1,403	22,578
Bharat Heavy Electricals, Ltd.	7,316	18,365
Bharat Petroleum Corp., Ltd.	18,614	186,169
Bharti Airtel, Ltd.	56,359	302,256
Bharti Infratel, Ltd.	21,353	106,806
Bosch, Ltd.	277	96,753
Cadila Healthcare, Ltd.	4,054	27,626
Cairn India, Ltd.	8,551	40,355
Cipla, Ltd.	12,709	116,453
Coal India, Ltd.	23,660	106,759
Container Corp. Of India, Ltd.	121	2,365
Dabur India, Ltd.	21,388	91,352
Divi’s Laboratories, Ltd.	1,231	11,812
Dr Reddy’s Laboratories, Ltd.	6,332	256,654
Eicher Motors, Ltd.	760	298,101
GAIL India, Ltd.	14,601	84,649
GAIL India, Ltd. GDR	400	18,540
Glenmark Pharmaceuticals, Ltd.	6,301	81,534
Godrej Consumer Products, Ltd.	4,355	112,673
Grasim Industries, Ltd.	12,644	204,493
Havells India, Ltd.	5,479	39,151
HCL Technologies, Ltd.	30,038	405,225
Hero MotoCorp, Ltd.	1,988	98,627
Hindalco Industries, Ltd.	43,845	131,363
Hindustan Petroleum Corp., Ltd.	16,902	136,913
Hindustan Unilever, Ltd.	34,202	480,255
Housing Development Finance Corp., Ltd.	73,568	1,699,252
ICICI Bank, Ltd.	51,918	220,952
ICICI Bank, Ltd. ADR	3,576	30,754
Idea Cellular, Ltd.	76,577	101,537
IDFC Bank, Ltd.	72,488	66,477
Indiabulls Housing Finance, Ltd.	10,241	157,459
Infosys, Ltd.	82,341	1,296,584
Infosys, Ltd. ADR	7,300	115,340
ITC, Ltd.	172,017	743,725
JSW Steel, Ltd.	50,000	144,683
Larsen & Toubro, Ltd.	14,953	361,810
Larsen & Toubro, Ltd. GDR	2,120	51,304
LIC Housing Finance, Ltd.	11,773	111,874
Lupin, Ltd.	12,371	274,625
Mahindra & Mahindra Financial Services, Ltd.	5,284	25,641
Mahindra & Mahindra, Ltd.	18,319	364,490
Mahindra & Mahindra, Ltd. GDR	1,651	32,855
Marico, Ltd.	6,131	27,881
Maruti Suzuki India, Ltd.	5,523	513,303
Motherson Sumi Systems, Ltd.	18,799	107,696
Nestle India, Ltd.	936	96,144
NTPC, Ltd.	56,409	144,074
Oil & Natural Gas Corp., Ltd.	45,841	130,601
Piramal Enterprises, Ltd.	1,191	34,922
Power Finance Corp., Ltd.	1,932	4,344
Reliance Industries, Ltd.	57,218	1,163,657
Reliance Industries, Ltd. GDR(c)	3,442	138,712
Shree Cement, Ltd.	111	29,026
Shriram Transport Finance Co., Ltd.	2,627	43,611
Siemens, Ltd.	956	18,477
State Bank of India	75,001	338,766
State Bank of India GDR	1,020	45,543
Sun Pharmaceutical Industries, Ltd.	50,044	528,685
Tata Consultancy Services, Ltd.	23,591	880,316
Tata Motors, Ltd.	75,319	542,086
Tata Motors, Ltd. ADR	1,078	38,431
Tata Motors, Ltd. Class A	5,319	23,112
Tata Power Co., Ltd.	19,125	26,596
Tata Steel, Ltd.	11,716	86,920
Tata Steel, Ltd. GDR	1,300	9,581
Tech Mahindra, Ltd.	28,497	200,776
Titan Co., Ltd.	6,250	44,140
UltraTech Cement, Ltd.	3,292	201,188
United Spirits, Ltd.(b)	2,709	90,738
UPL, Ltd.	12,995	145,790
Vedanta, Ltd.	34,945	148,369
Vedanta, Ltd. ADR	1,433	24,605
Wipro, Ltd.	16,563	131,412
Wipro, Ltd. ADR	2,938	30,056
Yes Bank, Ltd.	17,201	409,476
Zee Entertainment Enterprises, Ltd.	19,332	159,425

		17,516,177

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Indonesia – 0.5%
Adaro Energy Tbk PT	619,000	$81,292
AKR Corporindo Tbk PT	22,500	10,553
Astra International Tbk PT	1,028,500	665,702
Bank Central Asia Tbk PT	619,500	769,406
Bank Danamon Indonesia Tbk PT	28,500	10,052
Bank Mandiri Persero Tbk PT	491,500	431,545
Bank Negara Indonesia Persero Tbk PT	266,500	129,495
Bank Rakyat Indonesia Persero Tbk PT	571,500	556,468
Bumi Serpong Damai Tbk PT	103,500	14,641
Charoen Pokphand Indonesia Tbk PT	118,000	28,337
Gudang Garam Tbk PT	20,500	100,804
Hanjaya Mandala Sampoerna Tbk PT	358,500	104,923
Indocement Tunggal Prakarsa Tbk PT	22,500	28,029
Indofood CBP Sukses Makmur Tbk PT	115,000	70,335
Indofood Sukses Makmur Tbk PT	169,000	101,460
Jasa Marga Persero Tbk PT	13,875	4,811
Kalbe Farma Tbk PT	817,000	94,419
Lippo Karawaci Tbk PT	368,500	20,049
Matahari Department Store Tbk PT	78,500	77,613
Media Nusantara Citra Tbk PT	105,000	14,577
Pakuwon Jati Tbk PT	1,357,000	62,628
Perusahaan Gas Negara Persero Tbk	473,000	89,805
Semen Indonesia Persero Tbk PT	112,000	75,644
Summarecon Agung Tbk PT	87,500	8,799
Surya Citra Media Tbk PT	50,000	10,131
Telekomunikasi Indonesia Persero Tbk PT	2,529,000	783,818
Tower Bersama Infrastructure Tbk PT	16,500	6,748
Unilever Indonesia Tbk PT	86,500	281,236
United Tractors Tbk PT	64,500	128,269
Waskita Karya Persero Tbk PT	124,000	22,054
XL Axiata Tbk PT(b)	78,125	17,940

		4,801,583

Ireland – 0.5%
Bank of Ireland(b)	1,455,128	365,738
CRH PLC	40,531	1,433,582
Experian PLC	47,522	967,421
James Hardie Industries PLC	23,705	371,974
Kerry Group PLC Class A	8,079	636,834
Paddy Power Betfair PLC	4,156	446,727
Ryanair Holdings PLC ADR(b)	1,263	104,804

		4,327,080

Israel – 0.5%
Azrieli Group, Ltd.	2,906	153,845
Bank Hapoalim BM	57,587	350,233
Bank Leumi Le-Israel BM(b)	78,981	348,078
Bezeq The Israeli Telecommunication Corp., Ltd.	67,709	121,412
Check Point Software Technologies, Ltd.(b)	6,020	618,013
Elbit Systems, Ltd.	1,528	174,496
Frutarom Industries, Ltd.	2,616	145,914
Israel Chemicals, Ltd.	7,839	33,252
Mizrahi Tefahot Bank, Ltd.	9,263	156,760
Mobileye NV(b)	9,147	561,626
Nice, Ltd.	2,008	134,622
Taro Pharmaceutical Industries, Ltd.(b)	281	32,770
Teva Pharmaceutical Industries, Ltd.	26,075	855,401
Teva Pharmaceutical Industries, Ltd. ADR	16,553	531,186

		4,217,608

Italy – 1.3%
Assicurazioni Generali SpA	58,151	926,711
Atlantia SpA	21,329	552,061
Enel SpA	370,696	1,750,053
Eni SpA	123,032	2,019,889
Ferrari NV	6,517	486,175
Intesa Sanpaolo SpA(a)	616,624	1,679,112
Intesa Sanpaolo SpA(a)	40,245	102,617
Leonardo SpA(b)	22,104	314,193
Luxottica Group SpA	8,819	488,125
Mediobanca SpA	31,711	286,594
Poste Italiane SpA(c)	17,493	116,935
Prysmian SpA	10,858	287,774
Saipem SpA(b)	236,317	107,546
Snam SpA	126,215	547,262
Telecom Italia RSP/Milano	202,573	148,197
Telecom Italia SpA/Milano(b)	526,054	474,306
Terna Rete Elettrica Nazionale SpA	80,600	400,857
UniCredit SpA	94,645	1,462,738
UnipolSai Assicurazioni SpA	47,138	104,261

		12,255,406

Japan – 16.0%
ABC-Mart, Inc.	1,500	87,633
Acom Co., Ltd.(b)	18,400	73,481
Aeon Co., Ltd.	33,900	494,369
AEON Financial Service Co., Ltd.	4,900	92,213
Aeon Mall Co., Ltd.	1,400	22,012
Air Water, Inc.	5,800	106,808
Aisin Seiki Co., Ltd.	10,000	490,891
Ajinomoto Co., Inc.	27,800	547,992
Alfresa Holdings Corp.	6,200	107,330
Alps Electric Co., Ltd.	9,900	280,306
Amada Holdings Co., Ltd.	11,600	132,313
ANA Holdings, Inc.	40,000	121,978
Aozora Bank, Ltd.	39,000	143,498
Asahi Glass Co., Ltd.	54,000	437,117
Asahi Group Holdings, Ltd.	19,600	740,167
Asahi Kasei Corp.	64,000	620,300
Asics Corp.	5,800	93,067
Astellas Pharma, Inc.	105,000	1,381,405
Bandai Namco Holdings, Inc.	11,000	328,727
Bank of Kyoto, Ltd.	6,000	43,669

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Benesse Holdings, Inc.	3,000	$93,691
Bridgestone Corp.	31,900	1,289,112
Brother Industries, Ltd.	13,500	281,679
Calbee, Inc.	3,100	105,577
Canon, Inc.	52,000	1,619,779
Casio Computer Co., Ltd.	8,700	120,940
Central Japan Railway Co.	7,100	1,155,829
Chiba Bank, Ltd.	40,000	256,663
Chubu Electric Power Co., Inc.	33,400	446,912
Chugai Pharmaceutical Co., Ltd.	12,000	411,918
Chugoku Bank, Ltd.	6,900	100,314
Chugoku Electric Power Co., Inc.	9,500	105,035
Coca-Cola West Co., Ltd.	5,000	161,088
Concordia Financial Group, Ltd.	63,800	295,096
Credit Saison Co., Ltd.	5,900	105,155
CYBERDYNE, Inc.(b)	5,300	76,006
Dai Nippon Printing Co., Ltd.	29,000	312,304
Dai-ichi Life Holdings, Inc.	53,500	958,564
Daicel Corp.	16,900	203,382
Daiichi Sankyo Co., Ltd.	30,500	686,202
Daikin Industries, Ltd.	11,500	1,154,335
Daito Trust Construction Co., Ltd.	3,600	494,140
Daiwa House Industry Co., Ltd.	28,300	811,692
Daiwa House REIT Investment Corp.	39	101,289
Daiwa Securities Group, Inc.	85,000	517,109
DeNA Co., Ltd.	3,100	62,846
Denso Corp.	23,500	1,032,752
Dentsu, Inc.	11,100	601,669
Don Quijote Holdings Co., Ltd.	3,900	135,098
East Japan Railway Co.	16,200	1,409,340
Eisai Co., Ltd.	12,700	656,940
Electric Power Development Co., Ltd.	5,500	128,578
FamilyMart UNY Holdings Co., Ltd.	4,500	268,150
FANUC Corp.	9,400	1,925,047
Fast Retailing Co., Ltd.	2,600	814,790
Fuji Electric Co., Ltd.	22,000	130,503
Fuji Heavy Industries, Ltd.	30,100	1,102,919
FUJIFILM Holdings Corp.	21,800	850,636
Fujitsu, Ltd.	96,000	586,614
Fukuoka Financial Group, Inc.	28,000	121,116
Hachijuni Bank, Ltd.	16,800	94,833
Hakuhodo DY Holdings, Inc.	8,400	99,506
Hamamatsu Photonics KK	4,700	135,184
Hankyu Hanshin Holdings, Inc.	12,700	412,582
Hikari Tsushin, Inc.	1,000	97,640
Hino Motors, Ltd.	10,000	120,883
Hirose Electric Co., Ltd.	1,100	152,024
Hiroshima Bank, Ltd.	21,000	89,141
Hisamitsu Pharmaceutical Co., Inc.	2,100	119,860
Hitachi Chemical Co., Ltd.	4,200	116,091
Hitachi Construction Machinery Co., Ltd.	4,400	109,576
Hitachi High-Technologies Corp.	2,600	105,815
Hitachi Metals, Ltd.	8,400	117,749
Hitachi, Ltd.	236,000	1,276,048
Hokuriku Electric Power Co.	7,500	72,691
Honda Motor Co., Ltd.	78,600	2,363,714
Hoshizaki Corp.	1,600	125,783
Hoya Corp.	19,800	951,708
Hulic Co., Ltd.	10,400	97,719
Idemitsu Kosan Co., Ltd.	3,700	128,502
IHI Corp.(b)	48,000	151,198
Iida Group Holdings Co., Ltd.	5,700	87,370
Inpex Corp.	49,100	482,275
Isetan Mitsukoshi Holdings, Ltd.	19,600	214,944
Isuzu Motors, Ltd.	31,300	413,616
ITOCHU Corp.	74,000	1,049,269
J Front Retailing Co., Ltd.	8,800	130,306
Japan Airlines Co., Ltd.	4,400	139,230
Japan Airport Terminal Co., Ltd.	2,000	69,371
Japan Exchange Group, Inc.	27,600	392,587
Japan Post Bank Co., Ltd.	22,600	280,092
Japan Post Holdings Co., Ltd.	24,600	308,411
Japan Prime Realty Investment Corp. REIT	28	108,301
Japan Real Estate Investment Corp. REIT	70	370,636
Japan Retail Fund Investment Corp. REIT	141	276,356
Japan Tobacco, Inc.	53,400	1,733,835
JFE Holdings, Inc.	27,300	467,577
JGC Corp.	12,100	210,118
JSR Corp.	7,400	124,650
JTEKT Corp.	7,900	122,580
JX Holdings, Inc.	110,000	539,684
Kajima Corp.	48,000	312,734
Kakaku.com, Inc.	5,100	69,340
Kamigumi Co., Ltd.	10,000	86,332
Kaneka Corp.	11,000	81,737
Kansai Electric Power Co., Inc.	37,100	455,135
Kansai Paint Co., Ltd.	7,100	150,564
Kao Corp.	24,800	1,358,514
Kawasaki Heavy Industries, Ltd.	47,000	142,565
KDDI Corp.	88,500	2,320,713
Keihan Holdings Co., Ltd.	17,000	103,895
Keikyu Corp.	26,000	285,130
Keio Corp.	32,000	253,289
Keisei Electric Railway Co., Ltd.	4,500	104,312
Keyence Corp.	4,800	1,920,345
Kikkoman Corp.	5,000	149,197
Kintetsu Group Holdings Co., Ltd.	97,000	349,071
Kirin Holdings Co., Ltd.	41,500	782,292
Kobe Steel, Ltd.(b)	11,500	104,855
Koito Manufacturing Co., Ltd.	6,100	316,961
Komatsu, Ltd.	45,500	1,184,764
Konami Holdings Corp.	3,100	131,450
Konica Minolta, Inc.	15,400	137,651
Kose Corp.	1,300	117,482
Kubota Corp.	53,000	794,786
Kuraray Co., Ltd.	19,500	295,396
Kurita Water Industries, Ltd.	4,100	99,087
Kyocera Corp.	16,000	890,532
Kyowa Hakko Kirin Co., Ltd.	15,300	241,933
Kyushu Electric Power Co., Inc.	14,300	152,201

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Kyushu Financial Group, Inc.	14,200	$86,783
Lawson, Inc.	1,900	128,736
LINE Corp.(b)	2,000	76,730
Lion Corp.	14,000	251,530
LIXIL Group Corp.	14,400	365,072
M3, Inc.	10,800	267,795
Mabuchi Motor Co., Ltd.	1,900	106,910
Makita Corp.	11,800	412,995
Marubeni Corp.	85,400	525,368
Marui Group Co., Ltd.	7,500	101,835
Maruichi Steel Tube, Ltd.	2,600	73,849
Mazda Motor Corp.	29,500	424,379
McDonald’s Holdings Co., Japan, Ltd.	1,000	29,166
Mebuki Financial Group, Inc.	34,800	138,975
Medipal Holdings Corp.	7,000	109,683
MEIJI Holdings Co., Ltd.	6,000	499,147
MINEBEA MITSUMI, Inc.	12,600	167,917
Miraca Holdings, Inc.	2,200	101,086
MISUMI Group, Inc.	15,500	279,871
Mitsubishi Chemical Holdings Corp.	70,400	544,221
Mitsubishi Corp.	73,500	1,586,684
Mitsubishi Electric Corp.	94,500	1,354,361
Mitsubishi Estate Co., Ltd.	61,000	1,111,281
Mitsubishi Gas Chemical Co., Inc.	7,100	147,314
Mitsubishi Heavy Industries, Ltd.	161,000	645,271
Mitsubishi Logistics Corp.	5,000	68,832
Mitsubishi Materials Corp.	4,000	120,973
Mitsubishi Motors Corp.	24,600	147,693
Mitsubishi Tanabe Pharma Corp.	7,400	153,937
Mitsubishi UFJ Financial Group, Inc.	610,600	3,834,127
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,000	94,633
Mitsui & Co., Ltd.	83,800	1,212,667
Mitsui Chemicals, Inc.	31,000	153,011
Mitsui Fudosan Co., Ltd.	44,000	937,414
Mitsui OSK Lines, Ltd.	45,000	141,344
Mixi, Inc.	2,100	101,014
Mizuho Financial Group, Inc.	1,165,000	2,132,819
MS&AD Insurance Group Holdings, Inc.	25,300	803,751
Murata Manufacturing Co., Ltd.	9,400	1,335,807
Nabtesco Corp.	4,200	111,191
Nagoya Railroad Co., Ltd.	52,000	233,797
NEC Corp.	139,000	334,309
Nexon Co., Ltd.	7,200	114,303
NGK Insulators, Ltd.	14,500	327,919
NGK Spark Plug Co., Ltd.	6,300	143,832
NH Foods, Ltd.	10,000	268,240
Nidec Corp.	11,800	1,121,969
Nikon Corp.	18,800	272,307
Nintendo Co., Ltd.	5,600	1,298,358
Nippon Building Fund, Inc. REIT	74	404,433
Nippon Electric Glass Co., Ltd.	17,000	102,674
Nippon Express Co., Ltd.	28,000	143,731
Nippon Paint Holdings Co., Ltd.	9,200	319,932
Nippon Prologis REIT, Inc.	52	112,605
Nippon Steel & Sumitomo Metal Corp.	40,100	923,059
Nippon Telegraph & Telephone Corp.	33,700	1,437,157
Nippon Yusen KK(b)	57,000	120,210
Nissan Chemical Industries, Ltd.	7,000	203,536
Nissan Motor Co., Ltd.	118,400	1,140,648
Nisshin Seifun Group, Inc.	6,900	102,853
Nissin Foods Holdings Co., Ltd.	2,000	110,742
Nitori Holdings Co., Ltd.	4,200	530,324
Nitto Denko Corp.	8,400	648,450
NOK Corp.	4,000	92,758
Nomura Holdings, Inc.	178,900	1,110,840
Nomura Real Estate Holdings, Inc.	5,200	82,786
Nomura Real Estate Master Fund, Inc.	216	334,962
Nomura Research Institute, Ltd.	7,600	279,637
NSK, Ltd.	24,400	348,603
NTT Data Corp.	6,800	322,211
NTT DOCOMO, Inc.	67,400	1,568,110
Obayashi Corp.	35,000	326,977
Obic Co., Ltd.	2,200	104,640
Odakyu Electric Railway Co., Ltd.	16,000	311,011
Oji Holdings Corp.	29,000	135,592
Olympus Corp.	15,000	576,146
Omron Corp.	10,200	447,160
Ono Pharmaceutical Co., Ltd.	21,500	444,645
Oracle Corp. Japan	1,600	91,322
Oriental Land Co., Ltd.	11,100	635,837
ORIX Corp.	65,300	965,465
Osaka Gas Co., Ltd.	99,000	375,814
Otsuka Corp.	2,000	108,409
Otsuka Holdings Co., Ltd.	19,500	878,839
Panasonic Corp.	108,600	1,226,050
Park24 Co., Ltd.	3,500	91,528
Pola Orbis Holdings, Inc.	4,000	96,455
Rakuten, Inc.	48,300	483,303
Recruit Holdings Co., Ltd.	18,500	943,014
Resona Holdings, Inc.	112,400	603,105
Ricoh Co., Ltd.	36,600	300,867
Rinnai Corp.	900	71,561
Rohm Co., Ltd.	4,900	325,406
Ryohin Keikaku Co., Ltd.	800	175,105
Sankyo Co., Ltd.	600	20,031
Santen Pharmaceutical Co., Ltd.	21,100	305,243
SBI Holdings, Inc.	8,500	118,388
Secom Co., Ltd.	10,500	750,915
Sega Sammy Holdings, Inc.	7,300	97,744
Seibu Holdings, Inc.	6,100	100,563
Seiko Epson Corp.	15,100	317,638
Sekisui Chemical Co., Ltd.	21,900	367,719
Sekisui House, Ltd.	31,000	509,387
Seven & i Holdings Co., Ltd.	36,800	1,440,560
Seven Bank, Ltd.	8,100	26,460
Sharp Corp.(b)	88,000	371,175
Shimadzu Corp.	8,000	127,004
Shimamura Co., Ltd.	800	105,609
Shimano, Inc.	3,800	554,160
Shimizu Corp.	31,000	277,645

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Shin-Etsu Chemical Co., Ltd.	18,900	$1,635,750
Shinsei Bank, Ltd.	66,000	121,422
Shionogi & Co., Ltd.	15,000	773,759
Shiseido Co., Ltd.	19,600	515,373
Shizuoka Bank, Ltd.	18,000	146,352
Showa Shell Sekiyu KK	8,600	86,980
SMC Corp.	2,900	856,753
SoftBank Group Corp.	46,100	3,252,609
Sohgo Security Services Co., Ltd.	1,900	70,847
Sompo Holdings, Inc.	17,900	655,246
Sony Corp.	61,300	2,071,756
Sony Financial Holdings, Inc.	7,000	112,384
Stanley Electric Co., Ltd.	5,200	148,165
Start Today Co., Ltd.	6,700	148,094
Sumitomo Chemical Co., Ltd.	83,000	463,304
Sumitomo Corp.	59,700	802,304
Sumitomo Dainippon Pharma Co., Ltd.	5,700	94,020
Sumitomo Electric Industries, Ltd.	38,500	637,808
Sumitomo Heavy Industries, Ltd.	21,000	146,244
Sumitomo Metal Mining Co., Ltd.	27,000	383,689
Sumitomo Mitsui Financial Group, Inc.	64,700	2,348,663
Sumitomo Mitsui Trust Holdings, Inc.	16,800	581,962
Sumitomo Realty & Development Co., Ltd.	18,000	466,194
Sumitomo Rubber Industries, Ltd.	6,600	112,359
Sundrug Co., Ltd.	2,600	87,149
Suntory Beverage & Food, Ltd.	7,600	319,878
Suruga Bank, Ltd.	5,800	122,007
Suzuken Co., Ltd.	2,900	94,992
Suzuki Motor Corp.	17,400	721,734
Sysmex Corp.	8,100	490,667
T&D Holdings, Inc.	30,400	440,872
Taiheiyo Cement Corp.	41,000	136,875
Taisei Corp.	56,000	407,574
Taisho Pharmaceutical Holdings Co., Ltd.	1,200	97,353
Taiyo Nippon Sanso Corp.	1,600	18,695
Takashimaya Co., Ltd.	12,000	104,891
Takeda Pharmaceutical Co., Ltd.	34,700	1,628,343
TDK Corp.	6,400	404,918
Teijin, Ltd.	6,400	120,556
Terumo Corp.	17,300	600,058
THK Co., Ltd.	4,800	120,743
Tobu Railway Co., Ltd.	54,000	273,320
Toho Co., Ltd.	3,100	82,097
Toho Gas Co., Ltd.	13,000	91,815
Tohoku Electric Power Co., Inc.	24,700	334,269
Tokio Marine Holdings, Inc.	33,300	1,403,364
Tokyo Electric Power Co. Holdings, Inc.(b)	78,400	306,761
Tokyo Electron, Ltd.	7,900	861,747
Tokyo Gas Co., Ltd.	102,000	463,728
Tokyo Tatemono Co., Ltd.	8,100	106,711
Tokyu Corp.	56,000	396,015
Tokyu Fudosan Holdings Corp.	13,900	75,344
TonenGeneral Sekiyu KK(b)	18,000	225,195
Toppan Printing Co., Ltd.	29,000	295,387
Toray Industries, Inc.	75,000	664,318
Toshiba Corp.(b)	208,000	450,608
TOTO, Ltd.	7,700	290,573
Toyo Seikan Group Holdings, Ltd.	5,600	90,862
Toyo Suisan Kaisha, Ltd.	3,000	111,595
Toyoda Gosei Co., Ltd.	800	20,325
Toyota Industries Corp.	8,600	426,797
Toyota Motor Corp.	127,400	6,907,931
Toyota Tsusho Corp.	11,600	350,821
Trend Micro, Inc.	3,800	168,806
Tsuruha Holdings, Inc.	1,200	110,922
Unicharm Corp.	21,000	502,715
United Urban Investment Corp. REIT	167	256,277
USS Co., Ltd.	7,400	123,256
West Japan Railway Co.	8,500	552,351
Yahoo! Japan Corp.	78,200	360,718
Yakult Honsha Co., Ltd.	5,100	282,850
Yamada Denki Co., Ltd.	23,400	116,549
Yamaguchi Financial Group, Inc.	8,000	86,655
Yamaha Corp.	9,300	255,806
Yamaha Motor Co., Ltd.	15,100	363,305
Yamato Holdings Co., Ltd.	18,600	389,343
Yamazaki Baking Co., Ltd.	4,600	94,535
Yaskawa Electric Corp.	8,700	174,422
Yokogawa Electric Corp.	8,200	128,928
Yokohama Rubber Co., Ltd.	4,700	91,908

		147,376,033

Jordan – 0.0%(e)
Hikma Pharmaceuticals PLC	4,596	113,849

Luxembourg – 0.2%
ArcelorMittal(b)	92,719	782,035
Eurofins Scientific SE	616	268,709
Millicom International Cellular SA SDR	2,207	123,522
RTL Group SA(b)	1,049	84,708
SES SA	19,118	445,861
Tenaris SA	24,683	424,243

		2,129,078

Macau – 0.0%(e)
MGM China Holdings, Ltd.	43,200	90,052
Wynn Macau, Ltd.	62,400	127,024

		217,076

Malaysia – 0.4%
AirAsia Bhd	4,600	3,264
Alliance Financial Group Bhd	9,200	8,482
AMMB Holdings Bhd	30,600	32,152
Astro Malaysia Holdings Bhd	13,200	8,173
Axiata Group Bhd	72,419	82,802
Berjaya Sports Toto Bhd	2,500	1,644
British American Tobacco Malaysia Bhd	2,800	28,851
CIMB Group Holdings Bhd	107,678	135,525
Dialog Group Bhd	31,000	12,399
DiGi.Com Bhd	113,800	131,916

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
Felda Global Ventures Holdings Bhd	4,700	$2,220
Gamuda Bhd	28,816	33,729
Genting Bhd	128,100	277,591
Genting Malaysia Bhd	102,700	126,475
Genting Plantations Bhd	900	2,375
HAP Seng Consolidated Bhd	9,700	19,705
Hartalega Holdings Bhd	2,400	2,690
Hong Leong Bank Bhd	10,232	31,814
Hong Leong Financial Group Bhd	4,800	17,245
IHH Healthcare Bhd	185,200	251,090
IJM Corp. Bhd	126,600	97,264
IOI Corp. Bhd	149,800	157,399
IOI Properties Group Bhd	38,750	18,125
Kuala Lumpur Kepong Bhd	18,300	102,055
Lafarge Malaysia Bhd	3,500	5,299
Malayan Banking Bhd	189,075	381,098
Malaysia Airports Holdings Bhd	7,024	11,031
Maxis Bhd	73,400	106,812
MISC Bhd	16,700	27,623
Petronas Chemicals Group Bhd	79,100	137,627
Petronas Dagangan Bhd	2,100	11,388
Petronas Gas Bhd	23,000	102,696
PPB Group Bhd	7,800	29,504
Public Bank Bhd	138,200	621,439
RHB Capital Bhd	9,259	10,817
Sapura Energy Bhd(b)	192,900	79,331
Sime Darby Bhd	83,135	174,329
Telekom Malaysia Bhd	14,103	20,459
Tenaga Nasional Bhd	173,900	539,127
UMW Holdings Bhd(b)	4,900	6,643
Westports Holdings Bhd	8,800	8,053
YTL Corp. Bhd	80,400	27,069
YTL Power International Bhd	7,400	2,542

		3,887,872

Mexico – 0.8%
Alfa SAB de CV Class A	89,900	130,548
America Movil SAB de CV Series L	1,637,200	1,155,263
Arca Continental SAB de CV	16,700	115,269
Cemex SAB de CV Series CPO(b)	716,696	645,379
Coca-Cola Femsa SAB de CV Series L	16,400	116,821
El Puerto de Liverpool SAB de CV Series C1	3,000	23,284
Fibra Uno Administracion SA de CV REIT	80,300	136,476
Fomento Economico Mexicano SAB de CV	92,500	816,453
Fresnillo PLC	6,919	134,623
Gentera SAB de CV	17,100	28,073
Gruma SAB de CV Class B	5,900	82,876
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,900	114,880
Grupo Aeroportuario del Sureste SAB de CV Class B	7,800	134,331
Grupo Bimbo SAB de CV Series A	51,900	128,275
Grupo Carso SAB de CV Series A1	23,000	104,766
Grupo Financiero Banorte SAB de CV Series O	127,100	727,070
Grupo Financiero Inbursa SAB de CV Series O	76,700	126,244
Grupo Financiero Santander Mexico SAB de CV Class B	69,000	123,755
Grupo Lala SAB de CV	5,300	9,562
Grupo Mexico SAB de CV Series B	196,000	584,540
Grupo Televisa SAB Series CPO	125,300	645,323
Industrias Penoles SAB de CV	4,675	119,644
Infraestructura Energetica Nova SAB de CV	22,700	107,810
Kimberly-Clark de Mexico SAB de CV Class A	51,400	110,937
Mexichem SAB de CV	43,357	117,381
OHL Mexico SAB de CV	6,700	9,413
Promotora y Operadora de Infraestructura SAB de CV(b)	7,200	77,275
Wal-Mart de Mexico SAB de CV	271,700	623,200

		7,249,471

Netherlands – 3.1%
ABN AMRO Group NV(c)	15,152	368,682
Aegon NV	94,186	480,614
AerCap Holdings NV(b)	8,523	391,802
Akzo Nobel NV	12,388	1,029,890
Altice NV Class A(b)	19,612	444,796
Altice NV Class B(b)	4,735	107,364
ASML Holding NV	17,825	2,371,651
Boskalis Westminster	3,079	106,451
EXOR NV	5,723	296,748
Gemalto NV	4,546	254,681
Heineken Holding NV	5,370	428,292
Heineken NV	11,470	978,965
ING Groep NV	186,550	2,827,262
Koninklijke Ahold Delhaize NV	62,692	1,345,067
Koninklijke DSM NV	9,280	629,371
Koninklijke KPN NV	175,826	530,878
Koninklijke Philips NV	46,318	1,492,622
Koninklijke Vopak NV	2,388	104,398
NN Group NV	16,146	526,444
NXP Semiconductors NV(b)	14,354	1,485,639
Randstad Holding NV	6,368	368,469
Royal Dutch Shell PLC Class A	214,286	5,616,315
Royal Dutch Shell PLC Class B	179,906	4,914,327
Steinhoff International Holdings NV	149,086	713,478
Wolters Kluwer NV	15,454	644,046

		28,458,252

New Zealand – 0.1%
Auckland International Airport, Ltd.	50,835	240,225
Contact Energy, Ltd.	26,423	93,463
Fletcher Building, Ltd.	38,341	222,995
Mercury NZ, Ltd.	5,946	13,093
Meridian Energy, Ltd.	54,880	107,419
Ryman Healthcare, Ltd.	15,168	89,173

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
New Zealand – (continued)
Spark New Zealand, Ltd.	103,936	$254,297

		1,020,665

Norway – 0.4%
DNB ASA	49,028	776,899
Gjensidige Forsikring ASA	6,911	105,247
Marine Harvest ASA(b)	20,442	311,549
Norsk Hydro ASA	72,423	420,428
Orkla ASA	43,208	386,859
Schibsted ASA Class A	3,525	90,701
Schibsted ASA Class B	3,222	73,714
Statoil ASA	55,411	946,430
Telenor ASA	38,221	635,912
Yara International ASA	9,439	363,322

		4,111,061

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	148,092
Credicorp, Ltd.	3,500	571,550
Southern Copper Corp.	3,500	125,615

		845,257

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	73,760	109,446
Aboitiz Power Corp.	12,500	10,401
Alliance Global Group, Inc.	29,200	7,379
Ayala Corp.	7,980	134,392
Ayala Land, Inc.	410,500	270,394
Bank of the Philippine Islands	6,680	13,473
BDO Unibank, Inc.	64,873	152,049
DMCI Holdings, Inc.	33,730	7,664
Energy Development Corp.	79,600	9,550
Globe Telecom, Inc.	280	11,340
GT Capital Holdings, Inc.	5,280	120,490
International Container Terminal Services, Inc.	4,320	7,740
JG Summit Holdings, Inc.	90,600	146,892
Jollibee Foods Corp.	6,770	26,648
Megaworld Corp.	95,000	6,400
Metro Pacific Investments Corp.	974,000	116,861
Metropolitan Bank & Trust Co.	14,550	23,199
PLDT, Inc.	3,165	103,828
Robinsons Land Corp.	31,800	14,577
Security Bank Corp.	5,920	23,833
SM Investments Corp.	6,525	90,641
SM Prime Holdings, Inc.	462,500	260,862
Universal Robina Corp.	29,180	95,086

		1,763,145

Poland – 0.2%
Alior Bank SA(b)	1,059	19,106
Bank Handlowy w Warszawie SA	120	2,323
Bank Millennium SA(b)	5,244	8,537
Bank Pekao SA	8,784	292,878
Bank Zachodni WBK SA	1,284	110,998
CCC SA	294	17,661
Cyfrowy Polsat SA(b)	1,629	9,950
Eurocash SA	1,382	11,131
Grupa Azoty SA	626	10,918
Grupa Lotos SA(b)	338	4,661
KGHM Polska Miedz SA	5,578	163,034
LPP SA	19	32,585
mBank SA(b)	125	11,784
Orange Polska SA	5,574	6,514
PGE Polska Grupa Energetyczna SA	36,848	106,025
Polski Koncern Naftowy Orlen SA	17,200	434,130
Polskie Gornictwo Naftowe i Gazownictwo SA	74,980	112,036
Powszechna Kasa Oszczednosci Bank Polski SA(b)	47,152	381,553
Powszechny Zaklad Ubezpieczen SA	29,685	260,740
Synthos SA	1,938	2,568
Tauron Polska Energia SA(b)	21,367	18,282

		2,017,414

Portugal – 0.1%
EDP – Energias de Portugal SA	123,426	419,133
Galp Energia SGPS SA	26,538	403,758
Jeronimo Martins SGPS SA	8,311	149,069

		971,960

Qatar – 0.1%
Barwa Real Estate Co.	826	8,110
Commercial Bank QSC	2,492	23,236
Doha Bank QSC	1,603	13,824
Ezdan Holding Group QSC	26,021	112,914
Industries Qatar QSC	4,936	149,526
Masraf Al Rayan QSC	21,475	248,598
Ooredoo QSC	1,309	34,728
Qatar Electricity & Water Co. QSC	234	14,139
Qatar Gas Transport Co., Ltd.	2,813	16,417
Qatar Insurance Co. SAQ	8,467	163,475
Qatar Islamic Bank SAQ	1,177	33,069
Qatar National Bank QPSC	12,014	482,065

		1,300,101

Romania – 0.0%(e)
New Europe Property Investments PLC	9,180	95,300

Russia – 0.9%
Alrosa PJSC(b)	93,908	151,874
Gazprom PAO(b)	576,720	1,306,123
Lukoil PJSC(b)	20,450	1,087,617
Lukoil PJSC ADR	420	22,243
Magnit PJSC GDR	15,486	591,565
MMC Norilsk Nickel PJSC(b)	2,871	452,802
Mobile TeleSystems PJSC ADR	26,400	291,192
Moscow Exchange MICEX-RTS PJSC(b)	52,245	104,273
Novatek PJSC GDR	4,638	577,431
PhosAgro PJSC GDR	2,025	29,565
Rosneft Oil Co. PJSC(b)	61,450	353,375
Sberbank of Russia PJSC(b)	525,620	1,490,140
Severstal PAO(b)	8,250	119,456
Sistema PJSC FC GDR	2,473	22,133

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Russia – (continued)
Surgutneftegas OAO(b)	267,900	$140,032
Surgutneftegas OJSC Preference Shares(b)	223,700	127,807
Tatneft PAO(b)	72,740	451,350
Transneft PJSC Preference Shares(b)	86	261,319
VTB Bank PJSC(b)	280,070,000	327,682

		7,907,979

Singapore – 0.9%
Ascendas REIT	139,575	251,720
CapitaLand Commercial Trust	90,400	99,956
CapitaLand Mall Trust REIT	82,000	115,609
CapitaLand, Ltd.	141,100	366,559
City Developments, Ltd.	16,200	118,257
ComfortDelGro Corp., Ltd.	69,000	126,415
DBS Group Holdings, Ltd.	87,363	1,212,941
Genting Singapore PLC	352,300	257,172
Global Logistic Properties, Ltd.	140,900	280,328
Golden Agri-Resources, Ltd.	309,500	85,277
Hutchison Port Holdings Trust	222,300	92,254
Jardine Cycle & Carriage, Ltd.	6,211	194,958
Keppel Corp., Ltd.	79,200	393,364
Oversea-Chinese Banking Corp., Ltd.	155,550	1,082,048
SATS, Ltd.	28,800	100,583
Sembcorp Industries, Ltd.	66,700	151,797
Singapore Airlines, Ltd.	18,000	129,722
Singapore Exchange, Ltd.	26,000	143,276
Singapore Press Holdings, Ltd.	51,000	129,571
Singapore Technologies Engineering, Ltd.	52,000	138,811
Singapore Telecommunications, Ltd.	393,900	1,105,051
StarHub, Ltd.	9,000	18,550
Suntec Real Estate Investment Trust	87,000	111,451
United Overseas Bank, Ltd.	64,240	1,016,493
UOL Group, Ltd.	21,340	106,448
Wilmar International, Ltd.	107,500	271,577

		8,100,188

South Africa – 1.4%
Anglo American Platinum, Ltd.(b)	458	10,455
AngloGold Ashanti, Ltd.	23,021	245,941
Aspen Pharmacare Holdings, Ltd.	19,295	395,318
Barclays Africa Group, Ltd.	23,372	243,172
Bid Corp., Ltd.	18,173	351,974
Bidvest Group, Ltd.	10,954	125,701
Brait SE(b)	12,378	72,189
Capitec Bank Holdings, Ltd.	832	47,242
Coronation Fund Managers, Ltd.	1,931	9,107
Discovery, Ltd.	12,616	121,100
Exxaro Resources, Ltd.	1,216	10,691
FirstRand, Ltd.	169,869	587,313
Fortress Income Fund, Ltd.	34,720	86,070
Fortress Income Fund, Ltd. Class A	16,870	21,124
Foschini Group, Ltd.	8,805	101,448
Gold Fields, Ltd.	25,059	87,406
Growthpoint Properties, Ltd. REIT	69,869	134,957
Hyprop Investments, Ltd.	16,182	148,077
Impala Platinum Holdings, Ltd.(b)	24,519	82,688
Imperial Holdings, Ltd.	2,948	36,276
Investec PLC	24,410	166,048
Investec, Ltd.	4,815	32,843
Liberty Holdings, Ltd.	972	7,847
Life Healthcare Group Holdings, Ltd.	36,795	79,552
Massmart Holdings, Ltd.	923	9,373
Mediclinic International PLC(a)	9,227	82,150
Mediclinic International PLC(a)	2,421	21,518
MMI Holdings, Ltd.	17,750	30,301
Mondi PLC	19,441	468,454
Mondi, Ltd.	4,978	118,993
Mr. Price Group, Ltd.	8,235	98,203
MTN Group, Ltd.	82,868	753,977
Naspers, Ltd. Class N	21,030	3,630,797
Nedbank Group, Ltd.	7,202	129,713
Netcare, Ltd.	41,109	78,485
Pick n Pay Stores, Ltd.	16,148	80,121
Pioneer Foods Group, Ltd.	1,601	21,087
PSG Group, Ltd.	6,572	121,062
Rand Merchant Investment Holdings, Ltd.	10,911	33,607
Redefine Properties, Ltd. REIT	287,611	236,159
Remgro, Ltd.	27,557	423,546
Resilient REIT, Ltd.	11,867	103,140
RMB Holdings, Ltd.	24,890	108,721
Sanlam, Ltd.	75,411	378,890
Sappi, Ltd.	20,656	140,385
Sasol, Ltd.	27,626	804,731
Shoprite Holdings, Ltd.	23,755	342,983
Sibanye Gold, Ltd.	19,869	42,527
SPAR Group, Ltd.	7,309	94,988
Standard Bank Group, Ltd.	65,053	697,408
Telkom SA SOC, Ltd.	13,170	73,694
Tiger Brands, Ltd.	9,196	274,637
Truworths International, Ltd.	16,502	106,590
Tsogo Sun Holdings, Ltd.	1,344	2,770
Vodacom Group, Ltd.	12,047	136,563
Woolworths Holdings, Ltd.	55,053	287,033

		13,137,145

South Korea – 3.3%
Amorepacific Corp.	1,684	422,393
Amorepacific Corp. Preference Shares	150	22,400
AMOREPACIFIC Group	926	98,951
BGF retail Co., Ltd.	220	20,656
BNK Financial Group, Inc.	10,927	89,699
Celltrion, Inc.(b)	4,242	341,772
Cheil Worldwide, Inc.	680	11,553
CJ CheilJedang Corp.	320	101,010
CJ Corp.	610	94,912

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
CJ E&M Corp.	257	$19,534
CJ Korea Express Corp.(b)	100	14,889
Coway Co., Ltd.	1,750	150,541
Daelim Industrial Co., Ltd.	436	31,541
Daewoo Engineering & Construction Co., Ltd.(b)	380	2,464
DGB Financial Group, Inc.	2,699	26,186
Dongbu Insurance Co., Ltd.	1,790	102,441
Dongsuh Cos., Inc.	874	23,212
Doosan Heavy Industries & Construction Co., Ltd.	457	9,787
E-MART, Inc.	761	139,842
GS Engineering & Construction Corp.(b)	422	11,585
GS Holdings Corp.	3,356	177,358
GS Retail Co., Ltd.	360	16,965
Hana Financial Group, Inc.	15,590	515,113
Hankook Tire Co., Ltd.	2,490	121,349
Hanmi Pharm Co., Ltd.(b)	75	20,053
Hanmi Science Co., Ltd.(b)	184	9,609
Hanon Systems	8,270	68,627
Hanssem Co., Ltd.	770	151,480
Hanwha Chemical Corp.	6,970	164,543
Hanwha Corp.	620	19,903
Hanwha Life Insurance Co., Ltd.	1,840	9,938
Hanwha Techwin Co., Ltd.(b)	2,840	119,614
Hotel Shilla Co., Ltd.	540	21,778
Hyosung Corp.	1,344	162,847
Hyundai Department Store Co., Ltd.	192	17,341
Hyundai Development Co-Engineering & Construction	3,730	135,585
Hyundai Engineering & Construction Co., Ltd.	4,572	202,373
Hyundai Glovis Co., Ltd.	725	95,301
Hyundai Heavy Industries Co., Ltd.(b)	2,347	346,289
Hyundai Marine & Fire Insurance Co., Ltd.	2,670	83,564
Hyundai Mobis Co., Ltd.	3,409	733,135
Hyundai Motor Co.	7,630	1,074,600
Hyundai Motor Co. Preference Shares(a)	377	33,476
Hyundai Motor Co. Preference Shares(a)	1,291	119,484
Hyundai Steel Co.	2,695	140,980
Hyundai Wia Corp.	139	8,440
Industrial Bank of Korea	15,890	173,351
Kakao Corp.	2,034	151,145
Kangwon Land, Inc.	3,830	130,829
KB Financial Group, Inc.	19,951	874,183
KCC Corp.	90	28,490
KEPCO Plant Service & Engineering Co., Ltd.	180	10,044
Kia Motors Corp.	13,695	453,724
Korea Aerospace Industries, Ltd.	3,940	202,937
Korea Electric Power Corp.	13,310	552,848
Korea Gas Corp.(b)	340	13,666
Korea Investment Holdings Co., Ltd.	790	33,273
Korea Zinc Co., Ltd.	279	107,778
Korean Air Lines Co., Ltd.(b)	375	10,580
KT Corp.	110	3,138
KT&G Corp.	6,038	526,428
Kumho Petrochemical Co., Ltd.	118	8,315
LG Chem, Ltd.	2,360	620,442
LG Chem, Ltd. Preference Shares	93	15,842
LG Corp.	5,333	334,773
LG Display Co., Ltd.	12,610	341,100
LG Electronics, Inc.	5,971	362,542
LG Household & Health Care, Ltd.	503	364,780
LG Household & Health Care, Ltd. Preference Shares	50	22,802
LG Innotek Co., Ltd.	115	14,037
LG Uplus Corp.	12,590	160,992
Lotte Chemical Corp.	866	286,911
Lotte Chilsung Beverage Co., Ltd.	9	11,388
Lotte Confectionery Co., Ltd.	60	10,301
Lotte Shopping Co., Ltd.	645	125,447
Mirae Asset Daewoo Co., Ltd.	23,737	191,883
NAVER Corp.	1,389	1,061,965
NCSoft Corp.	581	158,459
NH Investment & Securities Co., Ltd.	1,200	13,467
OCI Co., Ltd.	142	10,755
Orion Corp.	148	88,670
Ottogi Corp.	17	11,553
POSCO	3,708	964,882
Posco Daewoo Corp.	570	12,156
S-1 Corp.	162	12,994
S-Oil Corp.	1,579	141,902
Samsung Biologics Co., Ltd.(b)	1,110	171,716
Samsung C&T Corp.	3,981	453,883
Samsung Card Co., Ltd.	501	17,562
Samsung Electro-Mechanics Co., Ltd.	2,049	127,341
Samsung Electronics Co., Ltd.	4,733	8,718,573
Samsung Electronics Co., Ltd. Preference Shares	870	1,247,080
Samsung Fire & Marine Insurance Co., Ltd.	1,756	420,824
Samsung Heavy Industries Co., Ltd.(b)	11,059	110,758
Samsung Life Insurance Co., Ltd.	3,760	364,804
Samsung SDI Co., Ltd.	3,068	378,596
Samsung SDS Co., Ltd.	1,120	133,703
Samsung Securities Co., Ltd.	1,166	35,085
Shinhan Financial Group Co., Ltd.	21,280	886,746
Shinsegae, Inc.	84	14,347
SK Holdings Co., Ltd.	2,387	519,748
SK Hynix, Inc.	28,670	1,294,675
SK Innovation Co., Ltd.	3,388	504,428
SK Networks Co., Ltd.	410	2,739
SK Telecom Co., Ltd.	668	150,528
Woori Bank	11,370	132,174

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Yuhan Corp.	133	$26,462

		30,637,657

Spain – 2.3%
Abertis Infraestructuras SA	33,448	540,192
ACS Actividades de Construccion y Servicios SA	10,405	354,949
Aena SA(c)	3,503	555,626
Amadeus IT Group SA	21,699	1,103,780
Banco Bilbao Vizcaya Argentaria SA	317,728	2,470,534
Banco de Sabadell SA	279,349	513,300
Banco Popular Espanol SA	107,122	104,261
Banco Santander SA	699,333	4,297,095
Bankia SA	165,279	188,441
Bankinter SA	37,198	313,149
CaixaBank SA	168,236	724,965
Distribuidora Internacional de Alimentacion SA	21,624	125,377
Enagas SA	12,408	323,148
Endesa SA	17,035	401,382
Ferrovial SA	25,536	512,374
Gas Natural SDG SA	18,841	413,909
Grifols SA	16,155	397,234
Iberdrola SA	272,101	1,951,326
Industria de Diseno Textil SA	52,913	1,869,835
Mapfre SA	30,119	103,567
Red Electrica Corp. SA	22,812	439,174
Repsol SA	56,345	872,318
Telefonica SA	225,019	2,523,414
Zardoya Otis SA	2,192	20,303

		21,119,653

Sweden – 1.9%
Alfa Laval AB	16,412	310,840
Assa Abloy AB Class B	46,801	966,077
Atlas Copco AB Class A	31,356	1,110,839
Atlas Copco AB Class B	18,267	582,691
Boliden AB	14,538	434,758
Electrolux AB Series B	13,130	366,328
Getinge AB Class B	6,654	117,157
Hennes & Mauritz AB Class B	44,333	1,137,087
Hexagon AB Class B	13,390	539,901
Husqvarna AB Class B	23,027	202,846
ICA Gruppen AB	2,978	101,998
Industrivarden AB Class C	4,587	99,721
Investor AB Class B	21,322	900,805
Kinnevik AB Class B	12,871	344,541
L E Lundbergforetagen AB Class B	1,618	110,092
Lundin Petroleum AB(b)	6,690	136,223
Nordea Bank AB	141,831	1,625,092
Sandvik AB	49,911	748,528
Securitas AB Class B	17,559	275,333
Skandinaviska Enskilda Banken AB Class A	70,928	792,035
Skanska AB Class B	17,968	424,633
SKF AB Class B	21,195	420,895
Svenska Cellulosa AB SCA Class B	28,473	921,642
Svenska Handelsbanken AB Class A	71,080	978,432
Swedbank AB Class A	42,286	983,230
Swedish Match AB	10,329	337,231
Tele2 AB Class B	13,500	129,356
Telefonaktiebolaget LM Ericsson Class B	143,682	962,354
Telia Co. AB	121,618	512,037
Volvo AB Class B	71,992	1,066,781

		17,639,483

Switzerland – 6.4%
ABB, Ltd.	91,129	2,133,126
Actelion, Ltd.	4,784	1,351,153
Adecco Group AG	8,315	591,051
Aryzta AG(b)	2,990	96,037
Baloise Holding AG	2,692	370,337
Barry Callebaut AG(b)	139	181,778
Chocoladefabriken Lindt & Spruengli AG(a)(b)	56	317,778
Chocoladefabriken Lindt & Spruengli AG(a)(b)	6	398,771
Cie Financiere Richemont SA	25,367	2,007,160
Coca-Cola HBC AG(b)	6,055	156,048
Credit Suisse Group AG(b)	96,693	1,439,358
Dufry AG(b)	2,498	380,833
EMS-Chemie Holding AG	469	273,402
Galenica AG	222	234,210
Geberit AG	1,859	801,954
Givaudan SA	460	829,052
Glencore PLC(b)	591,534	2,316,320
Julius Baer Group, Ltd.(b)	11,486	573,755
Kuehne + Nagel International AG	2,873	406,144
LafargeHolcim, Ltd.(a)(b)	21,503	1,271,769
LafargeHolcim, Ltd.(a)(b)	852	50,575
Lonza Group AG(b)	2,740	518,463
Nestle SA	148,686	11,415,674
Novartis AG	106,524	7,912,543
Pargesa Holding SA	1,409	99,663
Partners Group Holding AG	911	490,108
Roche Holding AG	33,513	8,564,489
Schindler Holding AG(a)	2,167	419,566
Schindler Holding AG(a)	679	128,820
SGS SA	280	597,792
Sika AG	111	666,477
Sonova Holding AG	2,869	398,126
STMicroelectronics NV	34,003	521,152
Swatch Group AG(a)	1,597	572,300
Swatch Group AG(a)	1,911	133,261
Swiss Life Holding AG(b)	1,662	536,649
Swiss Prime Site AG(b)	3,896	343,106
Swiss Re AG	15,785	1,418,513
Swisscom AG	1,320	609,393
Syngenta AG	4,489	1,982,703
UBS Group AG	175,750	2,814,599
Wolseley PLC	12,634	793,069
Zurich Insurance Group AG	7,279	1,944,557

		59,061,634

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – 2.7%
Acer, Inc.(b)	24,000	$11,390
Advanced Semiconductor Engineering, Inc.	351,650	449,088
Advantech Co., Ltd.	12,000	100,453
Asia Cement Corp.	140,000	141,188
Asia Pacific Telecom Co., Ltd.(b)	7,000	2,300
Asustek Computer, Inc.	38,000	375,711
AU Optronics Corp.	302,000	117,944
Catcher Technology Co., Ltd.	37,000	365,824
Cathay Financial Holding Co., Ltd.	415,000	666,079
Chailease Holding Co., Ltd.	68,480	160,014
Chang Hwa Commercial Bank, Ltd.	195,624	119,273
Cheng Shin Rubber Industry Co., Ltd.	64,000	132,250
Chicony Electronics Co., Ltd.	4,030	10,280
China Airlines, Ltd.	23,000	7,997
China Development Financial Holding Corp.	480,000	131,776
China Life Insurance Co., Ltd.	130,376	128,904
China Steel Corp.	613,000	511,128
Chunghwa Telecom Co., Ltd.	193,000	655,154
Compal Electronics, Inc.	169,000	110,281
CTBC Financial Holding Co., Ltd.	907,009	560,482
Delta Electronics, Inc.	100,630	538,926
E.Sun Financial Holding Co., Ltd.	446,968	271,783
Eclat Textile Co., Ltd.	8,022	80,372
Eva Airways Corp.	16,800	8,914
Evergreen Marine Corp. Taiwan, Ltd.(b)	23,170	10,843
Far Eastern New Century Corp.	128,620	111,484
Far EasTone Telecommunications Co., Ltd.	53,000	130,131
Feng TAY Enterprise Co., Ltd.	2,273	9,064
First Financial Holding Co., Ltd.	531,467	324,039
Formosa Chemicals & Fibre Corp.	166,000	516,451
Formosa Petrochemical Corp.	40,000	139,738
Formosa Plastics Corp.	211,000	629,332
Formosa Taffeta Co., Ltd.	3,000	3,203
Foxconn Technology Co., Ltd.	36,180	110,296
Fubon Financial Holding Co., Ltd.	341,000	556,299
Giant Manufacturing Co., Ltd.	4,000	23,663
Highwealth Construction Corp.	6,900	12,121
Hiwin Technologies Corp.	2,070	12,996
Hon Hai Precision Industry Co., Ltd.	749,650	2,248,271
Hotai Motor Co., Ltd.	9,000	105,446
HTC Corp.(b)	13,000	33,204
Hua Nan Financial Holdings Co., Ltd.	246,235	137,552
Innolux Corp.	310,000	128,220
Inventec Corp.	50,000	37,489
Largan Precision Co., Ltd.	5,000	787,674
Lite-On Technology Corp.	75,419	129,996
MediaTek, Inc.	77,000	545,604
Mega Financial Holding Co., Ltd.	572,601	462,346
Merida Industry Co., Ltd.	2,000	10,579
Micro-Star International Co., Ltd.	33,000	76,783
Nan Ya Plastics Corp.	244,000	578,186
Nanya Technology Corp.	18,000	28,712
Nien Made Enterprise Co., Ltd.	3,000	27,981
Novatek Microelectronics Corp.	24,000	92,939
OBI Pharma, Inc.(b)	1,000	8,997
Pegatron Corp.	108,000	319,631
Phison Electronics Corp.	2,000	17,962
Pou Chen Corp.	80,000	110,736
Powertech Technology, Inc.	9,000	26,191
President Chain Store Corp.	33,000	271,896
Quanta Computer, Inc.	150,000	305,018
Realtek Semiconductor Corp.	4,000	14,303
Ruentex Development Co., Ltd.(b)	8,280	9,919
Ruentex Industries, Ltd.	5,000	8,042
Shin Kong Financial Holding Co., Ltd.(b)	360,551	105,162
Siliconware Precision Industries Co., Ltd.	75,135	122,573
SinoPac Financial Holdings Co., Ltd.	274,641	85,716
Standard Foods Corp.	4,440	11,033
Synnex Technology International Corp.	70,550	75,915
TaiMed Biologics, Inc.(b)	4,000	23,465
Taishin Financial Holding Co., Ltd.	294,899	122,945
Taiwan Business Bank	64,119	17,751
Taiwan Cement Corp.	112,000	133,990
Taiwan Cooperative Financial Holding Co., Ltd.	271,084	134,905
Taiwan Fertilizer Co., Ltd.	7,000	9,689
Taiwan Mobile Co., Ltd.	89,000	327,050
Taiwan Semiconductor Manufacturing Co., Ltd.	1,176,000	7,325,171
Teco Electric and Machinery Co., Ltd.	90,000	91,505
Transcend Information, Inc.	1,000	3,276
Uni-President Enterprises Corp.	253,880	476,090
United Microelectronics Corp.	686,000	275,824
Vanguard International Semiconductor Corp.	39,000	74,292
Wistron Corp.	107,946	98,901
WPG Holdings, Ltd.	66,000	82,874
Yuanta Financial Holding Co., Ltd.	329,022	138,798
Yulon Motor Co., Ltd.	7,000	6,517
Zhen Ding Technology Holding, Ltd.	3,000	7,050

		24,521,340

Thailand – 0.5%
Advanced Info Service PCL	59,300	307,178
Airports of Thailand PCL	245,500	280,418
Bangkok Bank PCL NVDR	5,100	26,938
Bangkok Dusit Medical Services PCL	148,200	91,432

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – (continued)
Bangkok Expressway & Metro PCL	94,400	$20,879
BEC World PCL	4,700	2,380
Berli Jucker PCL	55,900	75,645
BTS Group Holdings PCL	118,600	29,165
Bumrungrad Hospital PCL	16,400	87,339
Central Pattana PCL	56,000	92,485
Charoen Pokphand Foods PCL	108,500	87,621
CP ALL PCL	256,900	441,094
Delta Electronics Thailand PCL	5,400	13,750
Energy Absolute PCL	14,513	11,720
Glow Energy PCL	11,100	26,650
Home Product Center PCL	68,100	19,124
Indorama Ventures PCL	32,500	33,339
IRPC PCL	207,000	31,024
Kasikornbank PCL	45,000	247,508
Kasikornbank PCL NVDR	22,200	122,104
Krung Thai Bank PCL	67,900	40,310
Minor International PCL	94,050	100,585
PTT Exploration & Production PCL	47,500	128,556
PTT Global Chemical PCL	76,300	162,647
PTT PCL	51,300	577,755
Robinson Department Store PCL	12,700	23,654
Siam Cement PCL	40,800	641,164
Siam Commercial Bank PCL	93,200	442,098
Thai Oil PCL	16,600	36,473
Thai Union Group PCL	43,700	27,215
TMB Bank PCL	63,300	4,495
True Corp. PCL	216,512	42,846

		4,275,591

Turkey – 0.2%
Akbank TAS	124,014	290,483
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,760	9,574
Arcelik A/S	4,778	29,731
BIM Birlesik Magazalar A/S	6,928	106,346
Coca-Cola Icecek A/S	648	6,342
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	30,919	24,622
Eregli Demir ve Celik Fabrikalari TAS	83,264	134,900
Ford Otomotiv Sanayi A/S	1,307	12,777
Haci Omer Sabanci Holding A/S	31,533	86,590
KOC Holding A/S	24,944	105,142
Petkim Petrokimya Holding A/S	11,722	16,320
TAV Havalimanlari Holding A/S	1,388	5,523
Tofas Turk Otomobil Fabrikasi A/S	2,262	16,908
Tupras Turkiye Petrol Rafinerileri A/S	4,958	122,805
Turk Hava Yollari AO(b)	4,688	7,042
Turk Telekomunikasyon A/S	4,204	6,811
Turkcell Iletisim Hizmetleri A/S(b)	31,741	104,332
Turkiye Garanti Bankasi A/S	129,411	314,852
Turkiye Halk Bankasi A/S	29,437	83,825
Turkiye Is Bankasi Class C	62,875	114,470
Turkiye Sise ve Cam Fabrikalari A/S	6,184	7,081
Turkiye Vakiflar Bankasi TAO Class D	6,370	9,376
Ulker Biskuvi Sanayi A/S	1,307	6,625
Yapi ve Kredi Bankasi A/S(b)	7,385	7,706

		1,630,183

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC	114,059	211,163
Aldar Properties PJSC	47,482	29,216
DP World, Ltd.	10,129	217,773
Dubai Islamic Bank PJSC	85,420	130,235
Emaar Malls PJSC	24,972	17,949
Emaar Properties PJSC	187,326	372,306
Emirates Telecommunications Group Co. PJSC	91,075	447,564
First Gulf Bank PJSC	54,560	191,621
National Bank of Abu Dhabi PJSC	47,156	131,595

		1,749,422

United Kingdom – 11.2%
3i Group PLC	50,793	476,038
Aberdeen Asset Management PLC	30,660	101,483
Admiral Group PLC	11,866	295,125
Anglo American PLC(b)	69,381	1,058,007
Ashtead Group PLC	25,871	534,752
Associated British Foods PLC	18,171	592,133
AstraZeneca PLC	60,658	3,726,122
Auto Trader Group PLC(c)	55,276	271,157
Aviva PLC	199,091	1,324,432
Babcock International Group PLC	6,834	75,372
BAE Systems PLC	156,132	1,254,387
Barclays PLC	815,634	2,295,817
Barratt Developments PLC	54,530	372,642
Berkeley Group Holdings PLC	7,388	296,273
BP PLC	916,826	5,245,560
British American Tobacco PLC	89,512	5,932,306
British Land Co. PLC REIT	51,729	394,576
BT Group PLC	408,603	1,625,804
Bunzl PLC	17,508	507,915
Burberry Group PLC	23,314	502,598
Capita PLC	38,049	268,580
Carnival PLC	9,839	563,240
Centrica PLC	273,497	742,128
CNH Industrial NV	53,203	514,405
Cobham PLC	56,949	94,712
Coca-Cola European Partners PLC	11,597	434,745
Compass Group PLC	80,118	1,508,764
Croda International PLC	7,261	323,594
DCC PLC	4,747	416,996
Diageo PLC	120,863	3,451,126
Direct Line Insurance Group PLC	74,196	322,312
Dixons Carphone PLC	31,869	126,565
easyJet PLC	7,064	90,628
Fiat Chrysler Automobiles NV(b)	47,060	515,913
G4S PLC	88,045	335,022

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
GKN PLC	91,388	$415,165
GlaxoSmithKline PLC	234,265	4,861,285
Hammerson PLC	43,494	310,550
Hargreaves Lansdown PLC	8,477	137,907
HSBC Holdings PLC	948,869	7,723,016
IMI PLC	9,126	136,140
Imperial Brands PLC	46,368	2,242,120
Inmarsat PLC	14,395	153,092
InterContinental Hotels Group PLC	9,800	478,902
International Consolidated Airlines Group SA	47,696	316,282
Intertek Group PLC	8,620	424,041
Intu Properties PLC	56,723	198,035
ITV PLC	188,398	515,690
J Sainsbury PLC	86,275	285,134
Johnson Matthey PLC	10,232	394,074
Kingfisher PLC	116,515	475,115
Land Securities Group PLC REIT	40,689	538,815
Legal & General Group PLC	295,356	913,348
Lloyds Banking Group PLC	3,094,991	2,566,672
London Stock Exchange Group PLC	16,094	638,156
Marks & Spencer Group PLC	87,413	368,360
Meggitt PLC	44,303	246,690
Merlin Entertainments PLC(c)	23,016	138,031
National Grid PLC	181,943	2,305,820
Next PLC	7,457	402,823
Old Mutual PLC	249,649	626,220
Pearson PLC	43,147	368,230
Persimmon PLC	16,471	431,284
Petrofac, Ltd.	10,300	118,364
Provident Financial PLC	8,161	305,842
Prudential PLC	124,225	2,618,985
Randgold Resources, Ltd.	4,966	432,508
Reckitt Benckiser Group PLC	30,453	2,774,506
RELX NV	49,617	921,258
RELX PLC	53,975	1,055,591
Rio Tinto PLC	59,688	2,395,470
Rio Tinto, Ltd.	21,039	970,359
Rolls-Royce Holdings PLC(b)	92,164	868,958
Royal Bank of Scotland Group PLC(b)	181,477	549,393
Royal Mail PLC	49,923	265,311
RSA Insurance Group PLC	54,143	397,079
Sage Group PLC	56,312	443,969
Schroders PLC	7,543	285,794
Segro PLC	55,921	319,004
Severn Trent PLC	12,700	378,279
Shire PLC	43,341	2,526,065
Sky PLC	52,280	638,046
Smith & Nephew PLC	45,045	684,931
Smiths Group PLC	21,109	427,347
SSE PLC	50,839	938,317
St James’s Place PLC	28,200	374,490
Standard Chartered PLC(b)	160,467	1,531,005
Standard Life PLC	102,512	454,676
Tate & Lyle PLC	27,005	258,159
Taylor Wimpey PLC	175,604	424,017
Tesco PLC(b)	403,655	936,817
Travis Perkins PLC	14,193	268,699
Unilever NV	78,180	3,894,062
Unilever PLC	61,824	3,045,542
United Utilities Group PLC	36,095	448,416
Vodafone Group PLC	1,276,827	3,322,542
Weir Group PLC	12,015	288,013
Whitbread PLC	9,560	473,151
William Hill PLC	52,760	191,852
Wm Morrison Supermarkets PLC	119,666	359,127
Worldpay Group PLC(c)	97,720	360,961
WPP PLC	62,671	1,372,989

		103,522,120

TOTAL COMMON STOCKS (Cost $842,770,368)		894,812,998

RIGHTS – 0.0%(e)
Germany – 0.0%(e)
Deutsche Bank AG (expiring 4/6/17)(b)	67,508	161,735

Qatar – 0.0%(e)
Doha Bank QSC (expiring 5/9/17)(b)	321	564

South Africa – 0.0%(e)
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17)(b)	12,590	4,225

TOTAL RIGHTS (Cost $0)		166,524

SHORT-TERM INVESTMENT – 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(g)(h) (Cost $33,143,461)	33,143,461	33,143,461

TOTAL INVESTMENTS – 100.6% (Cost $875,913,829)		928,122,983
Liabilities in Excess of Other Assets – (0.6)%		(5,214,508)

NET ASSETS – 100.0%		$922,908,475

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(b)	Non-income producing security.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

(d)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $3,567 representing 0.0% of the Fund’s net assets.

(e)	Amount is less than 0.05% of net assets.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/16/2017	244	$21,740,400	$339,814
Mini MSCI Emerging Markets Index (long)	06/16/2017	376	18,074,320	332,658

Total unrealized appreciation on open futures contracts purchased				$672,472

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Australia	$49,210,528	$–	$–		$49,210,528
Austria	1,259,770	–	–		1,259,770
Belgium	7,446,457	–	–		7,446,457
Brazil	15,720,924	–	–		15,720,924
Canada	62,659,259	–	–		62,659,259
Chile	2,370,265	–	–		2,370,265
China	53,766,713	3,567	–		53,770,280
Colombia	624,590	–	–		624,590
Czech Republic	251,006	–	–		251,006
Denmark	10,647,670	–	–		10,647,670
Egypt	146,249	–	–		146,249
Finland	6,041,823	–	–		6,041,823
France	62,596,662	–	–		62,596,662
Germany	60,068,817	–	–		60,068,817
Greece	432,220	–	–		432,220
Hong Kong	22,956,758	–	0	(a)	22,956,758
Hungary	632,937	–	–		632,937
India	17,516,177	–	–		17,516,177
Indonesia	4,801,583	–	–		4,801,583
Ireland	4,327,080	–	–		4,327,080
Israel	4,217,608	–	–		4,217,608
Italy	12,255,406	–	–		12,255,406
Japan	147,150,838	225,195	–		147,376,033
Jordan	113,849	–	–		113,849
Luxembourg	2,129,078	–	–		2,129,078
Macau	217,076	–	–		217,076

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Malaysia	$3,887,872	$–	$–	$3,887,872
Mexico	7,249,471	–	–	7,249,471
Netherlands	28,458,252	–	–	28,458,252
New Zealand	1,020,665	–	–	1,020,665
Norway	4,111,061	–	–	4,111,061
Peru	845,257	–	–	845,257
Philippines	1,763,145	–	–	1,763,145
Poland	2,017,414	–	–	2,017,414
Portugal	971,960	–	–	971,960
Qatar	1,300,101	–	–	1,300,101
Romania	95,300	–	–	95,300
Russia	7,907,979	–	–	7,907,979
Singapore	8,100,188	–	–	8,100,188
South Africa	13,137,145	–	–	13,137,145
South Korea	30,637,657	–	–	30,637,657
Spain	21,119,653	–	–	21,119,653
Sweden	17,639,483	–	–	17,639,483
Switzerland	59,061,634	–	–	59,061,634
Taiwan	24,521,340	–	–	24,521,340
Thailand	1,037,714	3,237,877	–	4,275,591
Turkey	1,630,183	–	–	1,630,183
United Arab Emirates	1,749,422	–	–	1,749,422
United Kingdom	103,522,120	–	–	103,522,120
Rights
Germany	161,735	–	–	161,735
Qatar	–	564	–	564
South Africa	4,225	–	–	4,225
Short-Term Investment	33,143,461	–	–	33,143,461

Total Investments	$924,655,780	$3,467,203	$0	$928,122,983

Other Financial Instruments:
Futures Contracts (b)	672,472	–	–	672,472

Total Investments and Other Financial Instruments	$925,328,252	$3,467,203	$0	$928,795,455

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,717,694	$16,717,694	336,018,514	319,592,747	33,143,461	$33,143,461	$33,063

TOTAL		$16,717,694				$33,143,461	$33,063

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The portfolio of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 96.3%
Aerospace & Defense – 1.6%
AAR Corp.	2,060	$69,278
Aerojet Rocketdyne Holdings, Inc.(a)	3,800	82,460
Aerovironment, Inc.(a)	1,200	33,636
Astronics Corp.(a)	1,219	38,679
B/E Aerospace, Inc.	6,886	441,461
BWX Technologies, Inc.	6,390	304,164
Cubic Corp.	1,600	84,480
Curtiss-Wright Corp.	2,870	261,916
DigitalGlobe, Inc.(a)	4,100	134,275
Ducommun, Inc.(a)	600	17,274
Engility Holdings, Inc.(a)	1,100	31,834
Esterline Technologies Corp.(a)	1,900	163,495
HEICO Corp.	1,281	111,703
HEICO Corp. Class A	2,478	185,850
Hexcel Corp.	6,147	335,319
Huntington Ingalls Industries, Inc.	3,107	622,145
KEYW Holding Corp.(a)	3,400	32,096
KLX, Inc.(a)	3,743	167,312
Kratos Defense & Security Solutions, Inc.(a)	3,400	26,452
Mercury Systems, Inc.(a)	3,100	121,055
Moog, Inc. Class A(a)	2,054	138,337
National Presto Industries, Inc.	295	30,149
Orbital ATK, Inc.	3,894	381,612
Sparton Corp.(a)	600	12,594
Spirit AeroSystems Holdings, Inc. Class A	8,165	472,917
TASER International, Inc.(a)	3,492	79,583
Teledyne Technologies, Inc.(a)	2,250	284,535
Triumph Group, Inc.	3,245	83,559
Vectrus, Inc.(a)	600	13,410

		4,761,580

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	3,200	51,360
Atlas Air Worldwide Holdings, Inc.(a)	1,682	93,267
Echo Global Logistics, Inc.(a)	1,700	36,295
Forward Air Corp.	2,000	95,140
Hub Group, Inc. Class A(a)	2,117	98,229
Park-Ohio Holdings Corp.	546	19,628
Radiant Logistics, Inc.(a)	2,300	11,500
XPO Logistics, Inc.(a)	6,600	316,074

		721,493

Airlines – 0.5%
Allegiant Travel Co.	896	143,584
Copa Holdings SA Class A	2,109	236,736
Hawaiian Holdings, Inc.(a)	3,445	160,020
JetBlue Airways Corp.(a)	21,636	445,918
SkyWest, Inc.	3,400	116,450
Spirit Airlines, Inc.(a)	4,758	252,507

		1,355,215

Auto Components – 1.1%
Adient PLC	6,200	450,554
American Axle & Manufacturing Holdings, Inc.(a)	5,100	95,778
Cooper Tire & Rubber Co.	3,600	159,660
Cooper-Standard Holdings, Inc.(a)	990	109,821
Dana, Inc.	9,694	187,191
Dorman Products, Inc.(a)	1,699	139,539
Fox Factory Holding Corp.(a)	1,400	40,180
Gentex Corp.	19,266	410,944
Gentherm, Inc.(a)	2,754	108,094
Horizon Global Corp.(a)	1,674	23,235
LCI Industries	1,539	153,592
Lear Corp.	4,619	653,958
Metaldyne Performance Group, Inc.	900	20,565
Modine Manufacturing Co.(a)	2,783	33,953
Motorcar Parts of America, Inc.(a)	1,100	33,803
Spartan Motors, Inc.	2,000	16,000
Standard Motor Products, Inc.	1,408	69,189
Stoneridge, Inc.(a)	1,582	28,697
Strattec Security Corp.	219	6,088
Superior Industries International, Inc.	1,488	37,721
Tenneco, Inc.	3,735	233,139
Tower International, Inc.	1,261	34,173
Unique Fabricating, Inc.	400	4,812
Visteon Corp.(a)	2,237	219,114
Workhorse Group, Inc.(a)	400	1,052

		3,270,852

Automobiles – 0.9%
Tesla, Inc.(a)	8,283	2,305,159
Thor Industries, Inc.	3,308	317,998
Winnebago Industries, Inc.	1,700	49,725

		2,672,882

Banks – 7.1%
1st Source Corp.	1,000	46,950
Access National Corp.	500	15,010
ACNB Corp.	500	14,425
Allegiance Bancshares, Inc.(a)	700	26,040
American National Bankshares, Inc.	500	18,625
Ameris Bancorp	2,200	101,420
Ames National Corp.	500	15,300
Arrow Financial Corp.	714	24,205
Associated Banc-Corp.	9,800	239,120
Atlantic Capital Bancshares, Inc.(a)	1,000	18,950
Banc of California, Inc.	3,400	70,380
BancFirst Corp.	476	42,792
Banco Latinoamericano de Comercio Exterior SA Class E	1,900	52,706

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Bancorp, Inc.(a)	3,000	$15,300
BancorpSouth, Inc.	6,055	183,164
Bank of Hawaii Corp.	2,934	241,644
Bank of Marin Bancorp	372	23,938
Bank of NT Butterfield & Son, Ltd.	700	22,337
Bank of the Ozarks, Inc.	5,754	299,266
BankUnited, Inc.	6,872	256,394
Bankwell Financial Group, Inc.	300	10,317
Banner Corp.	2,000	111,280
Bar Harbor Bankshares	881	29,127
Berkshire Hills Bancorp, Inc.	2,300	82,915
Blue Hills Bancorp, Inc.	1,526	27,239
BNC Bancorp	2,800	98,140
BOK Financial Corp.	1,684	131,807
Boston Private Financial Holdings, Inc.	5,100	83,640
Bridge Bancorp, Inc.	1,100	38,500
Brookline Bancorp, Inc.	4,800	75,120
Bryn Mawr Bank Corp.	1,000	39,500
C&F Financial Corp.	200	9,260
Camden National Corp.	982	43,247
Capital Bank Financial Corp. Class A	1,565	67,921
Capital City Bank Group, Inc.	700	14,973
Capstar Financial Holdings, Inc.(a)	200	3,814
Cardinal Financial Corp.	2,200	65,868
Carolina Financial Corp.	1,000	30,000
Cascade Bancorp(a)	1,901	14,657
Cathay General Bancorp	4,854	182,899
CenterState Banks, Inc.	3,400	88,060
Central Pacific Financial Corp.	1,879	57,385
Central Valley Community Bancorp	500	10,250
Century Bancorp, Inc. Class A	136	8,272
Chemical Financial Corp.	4,345	222,247
Chemung Financial Corp.	200	7,900
CIT Group, Inc.	13,311	571,441
Citizens & Northern Corp.	700	16,296
City Holding Co.	949	61,191
CNB Financial Corp.	800	19,112
CoBiz Financial, Inc.	2,200	36,960
Codorus Valley Bancorp, Inc.	520	13,473
Columbia Banking System, Inc.	3,800	148,162
Commerce Bancshares, Inc.	5,718	321,123
Community Bank System, Inc.	2,800	153,944
Community Trust Bancorp, Inc.	900	41,175
ConnectOne Bancorp, Inc.	1,823	44,208
County Bancorp, Inc.	300	8,718
CU Bancorp(a)	1,000	39,650
Cullen/Frost Bankers, Inc.	3,475	309,171
Customers Bancorp, Inc.(a)	1,900	59,907
CVB Financial Corp.	6,600	145,794
Eagle Bancorp, Inc.(a)	2,100	125,370
East West Bancorp, Inc.	9,585	494,682
Enterprise Bancorp, Inc.	578	20,091
Enterprise Financial Services Corp.	1,200	50,880
Equity Bancshares, Inc. Class A(a)	400	12,708
Farmers Capital Bank Corp.	449	18,140
Farmers National Banc Corp.	1,500	21,525
FB Financial Corp.(a)	400	14,144
FCB Financial Holdings, Inc. Class A(a)	1,982	98,208
Fidelity Southern Corp.	1,200	26,856
Financial Institutions, Inc.	800	26,360
First BanCorp(a)	7,100	40,115
First Bancorp, Inc.	600	16,350
First Bancorp/Southern Pines	1,200	35,148
First Busey Corp.	2,133	62,710
First Business Financial Services, Inc.	500	12,980
First Citizens BancShares, Inc. Class A	497	166,679
First Commonwealth Financial Corp.	5,600	74,256
First Community Bancshares, Inc.	900	22,473
First Community Financial Partners, Inc.(a)	800	10,200
First Connecticut Bancorp, Inc.	800	19,840
First Financial Bancorp	4,200	115,290
First Financial Bankshares, Inc.	4,151	166,455
First Financial Corp.	600	28,500
First Financial Northwest, Inc.	400	7,068
First Foundation, Inc.(a)	1,600	24,816
First Hawaiian, Inc.	1,500	44,880
First Horizon National Corp.	15,615	288,877
First Internet Bancorp	300	8,850
First Interstate BancSystem, Inc. Class A	1,200	47,580
First Merchants Corp.	2,678	105,299
First Mid-Illinois Bancshares, Inc.	500	16,920
First Midwest Bancorp, Inc.	5,100	120,768
First NBC Bank Holding Co.(a)	900	3,600
First Northwest Bancorp(a)	700	10,850
First of Long Island Corp.	1,250	33,812
First Republic Bank	10,179	954,892
Flushing Financial Corp.	1,700	45,679
FNB Corp.	20,833	309,787
Franklin Financial Network, Inc.(a)	655	25,381
Fulton Financial Corp.	11,300	201,705
German American Bancorp, Inc.	843	39,908
Glacier Bancorp, Inc.	4,900	166,257
Great Southern Bancorp, Inc.	668	33,734
Great Western Bancorp, Inc.	3,900	165,399
Green Bancorp, Inc.(a)	1,200	21,360
Guaranty Bancorp	1,000	24,350
Hancock Holding Co.	5,700	259,635
Hanmi Financial Corp.	2,200	67,650
HarborOne Bancorp, Inc.(a)	900	17,091
Heartland Financial USA, Inc.	1,600	79,920
Heritage Commerce Corp.	1,600	22,560
Heritage Financial Corp.	1,800	44,550
Heritage Oaks Bancorp	1,400	18,690
Hilltop Holdings, Inc.	4,900	134,603
Home BancShares, Inc.	7,800	211,146
HomeTrust Bancshares, Inc.(a)	1,000	23,500
Hope Bancorp, Inc.	8,588	164,632
Horizon Bancorp	1,200	31,464

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
IBERIABANK Corp.	3,292	$260,397
Independent Bank Corp.(b)	1,200	24,840
Independent Bank Corp.(b)	1,633	106,145
Independent Bank Group, Inc.	751	48,289
International Bancshares Corp.	3,752	132,821
Investors Bancorp, Inc.	19,300	277,534
Lakeland Bancorp, Inc.	2,900	56,840
Lakeland Financial Corp.	1,528	65,887
LCNB Corp.	500	11,925
LegacyTexas Financial Group, Inc.	2,948	117,625
Live Oak Bancshares, Inc.	1,200	25,980
Macatawa Bank Corp.	1,600	15,808
MainSource Financial Group, Inc.	1,670	54,993
MB Financial, Inc.	4,900	209,818
MBT Financial Corp.	1,100	12,485
Mercantile Bank Corp.	1,000	34,400
Merchants Bancshares, Inc.	351	17,094
Middleburg Financial Corp.	300	12,012
Midland States Bancorp, Inc.	200	6,878
MidWestOne Financial Group, Inc.	451	15,465
MutualFirst Financial, Inc.	300	9,465
National Bank Holdings Corp. Class A	1,700	55,250
National Bankshares, Inc.	437	16,409
National Commerce Corp.(a)	463	16,946
NBT Bancorp, Inc.	2,700	100,089
Nicolet Bankshares, Inc.(a)	500	23,670
Northrim BanCorp, Inc.	400	12,020
OFG Bancorp	2,600	30,680
Old Line Bancshares, Inc.	500	14,240
Old National Bancorp	8,661	150,268
Old Second Bancorp, Inc.	1,700	19,125
Opus Bank	1,000	20,150
Orrstown Financial Services, Inc.	400	8,940
Pacific Continental Corp.	1,200	29,400
Pacific Mercantile Bancorp(a)	900	6,795
Pacific Premier Bancorp, Inc.(a)	1,800	69,390
PacWest Bancorp	7,779	414,309
Park National Corp.	899	94,575
Park Sterling Corp.	3,100	38,161
Peapack Gladstone Financial Corp.	900	26,631
Penns Woods Bancorp, Inc.	247	10,732
People’s Utah Bancorp	800	21,160
Peoples Bancorp, Inc.	1,000	31,660
Peoples Financial Services Corp.	439	18,350
Pinnacle Financial Partners, Inc.	3,088	205,198
Popular, Inc.	7,100	289,183
Preferred Bank	800	42,928
Premier Financial Bancorp, Inc.	530	11,146
PrivateBancorp, Inc.	5,272	312,999
Prosperity Bancshares, Inc.	4,522	315,229
QCR Holdings, Inc.	700	29,645
Renasant Corp.	2,861	113,553
Republic Bancorp, Inc. Class A	600	20,634
Republic First Bancorp, Inc.(a)	3,000	24,900
S&T Bancorp, Inc.	2,353	81,414
Sandy Spring Bancorp, Inc.	1,600	65,584
Seacoast Banking Corp. of Florida(a)	1,800	43,164
ServisFirst Bancshares, Inc.	3,000	109,140
Shore Bancshares, Inc.	800	13,368
Sierra Bancorp	700	19,201
Signature Bank(a)	3,506	520,255
Simmons First National Corp. Class A	1,900	104,785
South State Corp.	1,685	150,555
Southern First Bancshares, Inc.(a)	300	9,795
Southern National Bancorp of Virginia, Inc.	700	11,851
Southside Bancshares, Inc.	1,656	55,592
Southwest Bancorp, Inc.	1,100	28,765
State Bank Financial Corp.	2,500	65,300
Sterling Bancorp	8,400	199,080
Stock Yards Bancorp, Inc.	1,300	52,845
Stonegate Bank	800	37,672
Suffolk Bancorp	700	28,287
Summit Financial Group, Inc.	500	10,770
Sun Bancorp, Inc.	600	14,640
SVB Financial Group(a)	3,430	638,289
Synovus Financial Corp.	8,460	347,029
TCF Financial Corp.	10,400	177,008
Texas Capital Bancshares, Inc.(a)	3,246	270,879
Tompkins Financial Corp.	993	79,986
Towne Bank	4,100	132,840
TriCo Bancshares	1,476	52,442
TriState Capital Holdings, Inc.(a)	1,300	30,355
Triumph Bancorp, Inc.(a)	900	23,220
Trustmark Corp.	4,377	139,145
UMB Financial Corp.	2,985	224,800
Umpqua Holdings Corp.	14,287	253,451
Union Bankshares Corp.	2,900	102,022
Union Bankshares, Inc./Morrisville	200	8,590
United Bankshares, Inc.	4,751	200,730
United Community Banks, Inc.	4,585	126,959
Univest Corp. of Pennsylvania	1,544	39,990
Valley National Bancorp	16,300	192,340
Veritex Holdings, Inc.(a)	700	19,684
Washington Trust Bancorp, Inc.	913	45,011
WashingtonFirst Bankshares, Inc.	515	14,420
Webster Financial Corp.	6,200	310,248
WesBanco, Inc.	2,642	100,687
West Bancorp, Inc.	1,000	22,950
Westamerica Bancorporation	1,585	88,491
Western Alliance Bancorp(a)	6,365	312,458
Wintrust Financial Corp.	3,328	230,031
Xenith Bankshares, Inc.(a)	450	11,416

		20,658,402

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	632	91,419
Coca-Cola Bottling Co. Consolidated	384	79,111
Craft Brew Alliance, Inc.(a)	800	10,680
MGP Ingredients, Inc.	800	43,384
National Beverage Corp.	800	67,624
Primo Water Corp.(a)	1,300	17,654

		309,872

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – 3.5%
ACADIA Pharmaceuticals, Inc.(a)	6,309	$216,903
Acceleron Pharma, Inc.(a)	1,900	50,293
Achillion Pharmaceuticals, Inc.(a)	7,000	29,470
Acorda Therapeutics, Inc.(a)	2,700	56,700
Adamas Pharmaceuticals, Inc.(a)	1,000	17,500
Aduro Biotech, Inc.(a)	2,154	23,156
Advaxis, Inc.(a)	2,200	17,974
Adverum Biotechnologies, Inc.(a)	800	2,160
Aevi Genomic Medicine, Inc.(a)	1,600	2,976
Agenus, Inc.(a)	4,400	16,588
Agios Pharmaceuticals, Inc.(a)	2,068	120,771
Aimmune Therapeutics, Inc.(a)	1,600	34,768
Akebia Therapeutics, Inc.(a)	2,200	20,240
Alder Biopharmaceuticals, Inc.(a)	3,652	75,962
Alkermes PLC(a)	10,011	585,643
Alnylam Pharmaceuticals, Inc.(a)	4,909	251,586
AMAG Pharmaceuticals, Inc.(a)	2,100	47,355
Amicus Therapeutics, Inc.(a)	9,841	70,166
Anavex Life Sciences Corp.(a)	2,000	11,480
Anthera Pharmaceuticals, Inc.(a)	2,100	894
Applied Genetic Technologies Corp.(a)	787	5,430
Aptevo Therapeutics, Inc.(a)	550	1,133
AquaBounty Technologies, Inc.(a)	50	554
Ardelyx, Inc.(a)	1,900	24,035
Arena Pharmaceuticals, Inc.(a)	14,700	21,462
Argos Therapeutics, Inc.(a)	500	226
Array BioPharma, Inc.(a)	10,883	97,294
Arrowhead Pharmaceuticals, Inc.(a)	6,400	11,840
Asterias Biotherapeutics, Inc.(a)	1,400	4,760
Atara Biotherapeutics, Inc.(a)	1,400	28,770
Athersys, Inc.(a)	4,600	7,866
Audentes Therapeutics, Inc.(a)	300	5,112
Avexis, Inc.(a)	400	30,412
Axovant Sciences, Ltd.(a)	1,437	21,469
Bellicum Pharmaceuticals, Inc.(a)	1,282	15,820
BioCryst Pharmaceuticals, Inc.(a)	4,400	36,960
BioMarin Pharmaceutical, Inc.(a)	11,311	992,880
BioSpecifics Technologies Corp.(a)	326	17,865
BioTime, Inc.(a)	4,200	14,490
Bioverativ, Inc.(a)	7,200	392,112
Bluebird Bio, Inc.(a)	2,648	240,703
Blueprint Medicines Corp.(a)	1,500	59,985
Cara Therapeutics, Inc.(a)	1,300	23,907
Celldex Therapeutics, Inc.(a)	5,700	20,577
Cellular Biomedicine Group, Inc.(a)	700	8,260
ChemoCentryx, Inc.(a)	1,400	10,192
Chimerix, Inc.(a)	2,597	16,569
Cidara Therapeutics, Inc.(a)	800	6,240
Clovis Oncology, Inc.(a)	2,480	157,902
Coherus Biosciences, Inc.(a)	2,400	50,760
Concert Pharmaceuticals, Inc.(a)	1,000	17,060
Corvus Pharmaceuticals, Inc.(a)	200	4,154
Curis, Inc.(a)	6,700	18,626
Cytokinetics, Inc.(a)	2,000	25,700
CytomX Therapeutics, Inc.(a)	1,176	20,310
CytRx Corp.(a)	5,857	2,602
Dimension Therapeutics, Inc.(a)	700	1,225
Dynavax Technologies Corp.(a)	2,338	13,911
Eagle Pharmaceuticals, Inc.(a)	605	50,179
Edge Therapeutics, Inc.(a)	1,000	9,110
Editas Medicine, Inc.(a)	300	6,696
Eiger BioPharmaceuticals, Inc.(a)	200	2,290
Emergent BioSolutions, Inc.(a)	2,000	58,080
Enanta Pharmaceuticals, Inc.(a)	900	27,720
Epizyme, Inc.(a)	2,438	41,812
Esperion Therapeutics, Inc.(a)	900	31,779
Exact Sciences Corp.(a)	6,905	163,096
Exelixis, Inc.(a)	15,380	333,285
FibroGen, Inc.(a)	3,500	86,275
Five Prime Therapeutics, Inc.(a)	1,647	59,539
Flexion Therapeutics, Inc.(a)	1,600	43,056
Fortress Biotech, Inc.(a)	2,000	7,400
Foundation Medicine, Inc.(a)	800	25,800
Galena Biopharma, Inc.(a)	110	67
Genomic Health, Inc.(a)	1,100	34,639
Geron Corp.(a)	9,083	20,618
Global Blood Therapeutics, Inc.(a)	1,038	38,250
GlycoMimetics, Inc.(a)	400	2,172
Halozyme Therapeutics, Inc.(a)	7,352	95,282
Heron Therapeutics, Inc.(a)	2,517	37,755
Idera Pharmaceuticals, Inc.(a)	6,200	15,314
Ignyta, Inc.(a)	1,800	15,480
Immune Design Corp.(a)	500	3,400
ImmunoGen, Inc.(a)	5,100	19,737
Immunomedics, Inc.(a)	5,800	37,526
Infinity Pharmaceuticals, Inc.(a)	2,900	9,367
Inotek Pharmaceuticals Corp.(a)	600	1,200
Inovio Pharmaceuticals, Inc.(a)	4,011	26,553
Insmed, Inc.(a)	4,333	75,871
Insys Therapeutics, Inc.(a)	1,453	15,271
Intellia Therapeutics, Inc.(a)	400	5,636
Intercept Pharmaceuticals, Inc.(a)	1,092	123,505
Intrexon Corp.(a)	3,741	74,147
Invitae Corp.(a)	1,700	18,802
Ionis Pharmaceuticals, Inc.(a)	7,873	316,495
Ironwood Pharmaceuticals, Inc.(a)	8,400	143,304
Juno Therapeutics, Inc.(a)	4,002	88,804
Kadmon Holdings, Inc.(a)	500	1,810
Karyopharm Therapeutics, Inc.(a)	1,600	20,544
Keryx Biopharmaceuticals, Inc.(a)	4,703	28,970
Kite Pharma, Inc.(a)	2,573	201,955
La Jolla Pharmaceutical Co.(a)	800	23,880
Lexicon Pharmaceuticals, Inc.(a)	2,521	36,151
Ligand Pharmaceuticals, Inc.(a)	1,240	131,242
Lion Biotechnologies, Inc.(a)	3,400	25,330
Loxo Oncology, Inc.(a)	977	41,112
MacroGenics, Inc.(a)	1,900	35,340
MannKind Corp.(a)	3,900	5,772
MediciNova, Inc.(a)	1,800	10,782
Merrimack Pharmaceuticals, Inc.(a)	7,305	22,499
MiMedx Group, Inc.(a)	7,293	69,502
Minerva Neurosciences, Inc.(a)	1,100	8,910
Mirati Therapeutics, Inc.(a)	800	4,160
Momenta Pharmaceuticals, Inc.(a)	4,600	61,410
Myovant Sciences, Ltd.(a)	600	7,044

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Myriad Genetics, Inc.(a)	4,551	$87,379
NantKwest, Inc.(a)	1,000	3,550
Natera, Inc.(a)	1,600	14,192
Neurocrine Biosciences, Inc.(a)	5,585	241,830
NewLink Genetics Corp.(a)	1,258	30,318
Novavax, Inc.(a)	16,200	20,736
OncoMed Pharmaceuticals, Inc.(a)	1,300	11,973
Ophthotech Corp.(a)	1,854	6,786
OPKO Health, Inc.(a)	22,680	181,440
Organovo Holdings, Inc.(a)	5,800	18,444
Otonomy, Inc.(a)	1,400	17,150
OvaScience, Inc.(a)	1,100	2,057
PDL BioPharma, Inc.	9,955	22,598
Pfenex, Inc.(a)	1,100	6,391
PharmAthene, Inc.	3,700	3,003
Portola Pharmaceuticals, Inc.(a)	3,241	127,015
Progenics Pharmaceuticals, Inc.(a)	4,200	39,648
Protagonist Therapeutics, Inc.(a)	500	6,405
Proteostasis Therapeutics, Inc.(a)	500	3,910
Prothena Corp. PLC(a)	2,300	128,317
PTC Therapeutics, Inc.(a)	2,000	19,680
Puma Biotechnology, Inc.(a)	1,962	72,986
Ra Pharmaceuticals, Inc.(a)	500	10,645
Radius Health, Inc.(a)	2,015	77,880
REGENXBIO, Inc.(a)	1,200	23,160
Regulus Therapeutics, Inc.(a)	2,300	3,795
Repligen Corp.(a)	2,100	73,920
Retrophin, Inc.(a)	2,200	40,612
Rigel Pharmaceuticals, Inc.(a)	7,800	25,818
Sage Therapeutics, Inc.(a)	2,000	142,140
Sangamo Therapeutics, Inc.(a)	4,200	21,840
Sarepta Therapeutics, Inc.(a)	3,182	94,187
Seattle Genetics, Inc.(a)	6,492	408,087
Selecta Biosciences, Inc.(a)	200	2,864
Seres Therapeutics, Inc.(a)	1,046	11,788
Sorrento Therapeutics, Inc.(a)	1,500	5,925
Spark Therapeutics, Inc.(a)	1,242	66,248
Spectrum Pharmaceuticals, Inc.(a)	4,700	30,550
Stemline Therapeutics, Inc.(a)	1,400	11,970
Syndax Pharmaceuticals, Inc.(a)	200	2,744
Synergy Pharmaceuticals, Inc.(a)	13,800	64,308
Synthetic Biologics, Inc.(a)	5,900	3,721
Syros Pharmaceuticals, Inc.(a)	300	4,779
T2 Biosystems, Inc.(a)	900	4,734
TESARO, Inc.(a)	1,927	296,507
TG Therapeutics, Inc.(a)	2,200	25,630
Trevena, Inc.(a)	2,700	9,909
Trovagene, Inc.(a)	1,500	1,725
Ultragenyx Pharmaceutical, Inc.(a)	2,565	173,856
United Therapeutics Corp.(a)	2,973	402,485
Vanda Pharmaceuticals, Inc.(a)	2,200	30,800
Versartis, Inc.(a)	1,900	40,565
Vital Therapies, Inc.(a)	1,400	5,600
Voyager Therapeutics, Inc.(a)	700	9,268
vTv Therapeutics, Inc. Class A(a)	500	3,275
XBiotech, Inc.(a)	1,000	16,490
Xencor, Inc.(a)	2,185	52,265
Zafgen, Inc.(a)	800	3,728
ZIOPHARM Oncology, Inc.(a)	7,300	46,282

		10,299,391

Building Products – 1.1%
AAON, Inc.	2,700	95,445
Advanced Drainage Systems, Inc.	2,100	45,990
American Woodmark Corp.(a)	859	78,856
AO Smith Corp.	9,716	497,071
Apogee Enterprises, Inc.	1,809	107,834
Armstrong Flooring, Inc.(a)	1,377	25,364
Armstrong World Industries, Inc.(a)	3,055	140,683
Builders FirstSource, Inc.(a)	5,700	84,930
Caesarstone, Ltd.(a)	1,527	55,354
Continental Building Products, Inc.(a)	2,200	53,900
CSW Industrials, Inc.(a)	837	30,718
Gibraltar Industries, Inc.(a)	2,100	86,520
Griffon Corp.	1,800	44,370
Insteel Industries, Inc.	1,100	39,754
JELD-WEN Holding, Inc.(a)	1,700	55,845
Lennox International, Inc.	2,627	439,497
Masonite International Corp.(a)	1,993	157,945
NCI Building Systems, Inc.(a)	1,628	27,920
Owens Corning	7,536	462,484
Patrick Industries, Inc.(a)	900	63,810
PGT Innovations, Inc.(a)	2,900	31,175
Ply Gem Holdings, Inc.(a)	1,300	25,610
Quanex Building Products Corp.	2,068	41,877
Simpson Manufacturing Co., Inc.	2,700	116,343
Trex Co., Inc.(a)	1,900	131,841
Universal Forest Products, Inc.	1,303	128,398
USG Corp.(a)	5,700	181,260

		3,250,794

Capital Markets – 1.5%
Arlington Asset Investment Corp. Class A	1,400	19,782
Artisan Partners Asset Management, Inc. Class A	2,355	64,998
Associated Capital Group, Inc. Class A	233	8,423
B. Riley Financial, Inc.	600	9,000
BGC Partners, Inc. Class A	14,100	160,176
Cohen & Steers, Inc.	1,309	52,321
Cowen Group, Inc. Class A(a)	1,550	23,173
Diamond Hill Investment Group, Inc.	202	39,299
Donnelley Financial Solutions, Inc.(a)	1,612	31,095
Eaton Vance Corp.	7,462	335,492
Evercore Partners, Inc. Class A	2,543	198,100
FBR & Co.	200	3,610
Federated Investors, Inc. Class B	6,300	165,942
Fifth Street Asset Management, Inc.	300	1,380
Financial Engines, Inc.	3,795	165,272
GAMCO Investors, Inc. Class A	233	6,894
Greenhill & Co., Inc.	1,717	50,308
Hennessy Advisors, Inc.	300	5,043
Houlihan Lokey, Inc.	700	24,115

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Interactive Brokers Group, Inc. Class A	4,300	$149,296
INTL. FCStone, Inc.(a)	900	34,164
Investment Technology Group, Inc.	2,000	40,500
Janus Capital Group, Inc.	9,500	125,400
KCG Holdings, Inc. Class A(a)	3,100	55,273
Ladenburg Thalmann Financial Services, Inc.(a)	6,100	15,128
Lazard, Ltd. Class A	8,602	395,606
Legg Mason, Inc.	6,400	231,104
LPL Financial Holdings, Inc.	5,650	225,040
Manning & Napier, Inc.	900	5,130
Medley Management, Inc. Class A	300	2,490
Moelis & Co. Class A	1,500	57,750
OM Asset Management PLC	2,400	36,288
Oppenheimer Holdings, Inc. Class A	600	10,260
Piper Jaffray Cos.	900	57,465
PJT Partners, Inc. Class A	1,069	37,511
Pzena Investment Management, Inc. Class A	900	8,856
Safeguard Scientifics, Inc.(a)	1,200	15,240
SEI Investments Co.	8,525	430,001
Silvercrest Asset Management Group, Inc. Class A	400	5,320
Stifel Financial Corp.(a)	4,254	213,508
TD Ameritrade Holding Corp.	16,593	644,804
Virtu Financial, Inc. Class A	1,500	25,500
Virtus Investment Partners, Inc.	348	36,853
Waddell & Reed Financial, Inc. Class A	5,239	89,063
Westwood Holdings Group, Inc.	480	25,637
Wins Finance Holdings, Inc.(a)	79	11,454
WisdomTree Investments, Inc.	7,300	66,284

		4,415,348

Chemicals – 2.8%
A Schulman, Inc.	1,790	56,296
AdvanSix, Inc.(a)	1,900	51,908
AgroFresh Solutions, Inc.(a)	700	3,059
American Vanguard Corp.	1,652	27,423
Ashland Global Holdings, Inc.	4,169	516,164
Axalta Coating Systems, Ltd.(a)	11,102	357,484
Balchem Corp.	2,044	168,467
Cabot Corp.	4,088	244,912
Calgon Carbon Corp.	3,000	43,800
Celanese Corp. Series A	9,846	884,663
Chase Corp.	433	41,308
Chemours Co.	12,300	473,550
Chemtura Corp.(a)	4,271	142,651
Codexis, Inc.(a)	2,000	9,600
Ferro Corp.(a)	5,709	86,720
Flotek Industries, Inc.(a)	3,300	42,207
FutureFuel Corp.	1,500	21,270
GCP Applied Technologies, Inc.(a)	4,797	156,622
Hawkins, Inc.	600	29,400
HB Fuller Co.	3,399	175,253
Huntsman Corp.	13,400	328,836
Ingevity Corp.(a)	2,738	166,607
Innophos Holdings, Inc.	1,200	64,764
Innospec, Inc.	1,517	98,226
KMG Chemicals, Inc.	500	23,035
Koppers Holdings, Inc.(a)	1,400	59,290
Kraton Corp.(a)	1,800	55,656
Kronos Worldwide, Inc.	1,300	21,359
LSB Industries, Inc.(a)	1,200	11,256
Minerals Technologies, Inc.	2,243	171,814
NewMarket Corp.	483	218,910
Olin Corp.	10,900	358,283
OMNOVA Solutions, Inc.(a)	2,500	24,750
Platform Specialty Products Corp.(a)	12,700	165,354
PolyOne Corp.	5,559	189,506
Quaker Chemical Corp.	826	108,751
Rayonier Advanced Materials, Inc.	2,600	34,970
RPM International, Inc.	8,585	472,433
Scotts Miracle-Gro Co.	3,108	290,256
Sensient Technologies Corp.	2,878	228,110
Stepan Co.	1,282	101,034
TerraVia Holdings, Inc.(a)	4,700	3,405
Trecora Resources(a)	1,200	13,320
Tredegar Corp.	1,507	26,448
Trinseo SA	1,774	119,035
Tronox, Ltd. Class A	4,369	80,608
Valhi, Inc.	1,500	4,920
Valspar Corp.	5,223	579,440
Valvoline, Inc.	2,300	56,465
Westlake Chemical Corp.	2,580	170,409
WR Grace & Co.	4,776	332,935

		8,112,942

Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	3,700	161,320
ACCO Brands Corp.(a)	6,716	88,315
Advanced Disposal Services, Inc.(a)	1,300	29,380
Aqua Metals, Inc.(a)	700	13,678
ARC Document Solutions, Inc.(a)	2,500	8,625
Brady Corp. Class A	2,900	112,085
Brink’s Co.	3,054	163,236
Casella Waste Systems, Inc. Class A(a)	2,300	32,453
CECO Environmental Corp.	1,756	18,456
Clean Harbors, Inc.(a)	3,644	202,679
Copart, Inc.(a)	6,638	411,091
Covanta Holding Corp.	7,800	122,460
Deluxe Corp.	3,181	229,573
Ennis, Inc.	1,500	25,500
Essendant, Inc.	2,249	34,072
Healthcare Services Group, Inc.	4,565	196,706
Heritage-Crystal Clean, Inc.(a)	800	10,960
Herman Miller, Inc.	3,900	123,045
HNI Corp.	2,889	133,154
InnerWorkings, Inc.(a)	2,300	22,908
Interface, Inc.	4,400	83,820
KAR Auction Services, Inc.	9,273	404,952
Kimball International, Inc. Class B	2,200	36,300
Knoll, Inc.	3,090	73,573
LSC Communications, Inc.	1,612	40,558

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Matthews International Corp. Class A	2,131	$144,162
McGrath RentCorp	1,500	50,355
Mobile Mini, Inc.	2,800	85,400
MSA Safety, Inc.	1,979	139,895
Multi-Color Corp.	921	65,391
NL Industries, Inc.(a)	300	1,935
Pitney Bowes, Inc.	12,700	166,497
Quad/Graphics, Inc.	2,000	50,480
Rollins, Inc.	6,363	236,258
RR Donnelley & Sons Co.	4,233	51,262
SP Plus Corp.(a)	1,300	43,875
Steelcase, Inc. Class A	5,800	97,150
Team, Inc.(a)	1,800	48,690
Tetra Tech, Inc.	3,700	151,145
TRC Cos., Inc.(a)	1,100	19,195
UniFirst Corp.	1,008	142,582
US Ecology, Inc.	1,396	65,403
Viad Corp.	1,254	56,681
VSE Corp.	480	19,584
West Corp.	2,973	72,601

		4,487,440

Communications Equipment – 1.9%
ADTRAN, Inc.	3,100	64,325
Aerohive Networks, Inc.(a)	1,400	5,894
Applied Optoelectronics, Inc.(a)	1,200	67,380
Arista Networks, Inc.(a)	2,599	343,770
ARRIS International PLC(a)	12,430	328,774
Bel Fuse, Inc. Class B	600	15,330
Black Box Corp.	900	8,055
Brocade Communications Systems, Inc.	26,981	336,723
CalAmp Corp.(a)	2,100	35,259
Calix, Inc.(a)	2,500	18,125
Ciena Corp.(a)	9,499	224,271
Clearfield, Inc.(a)	700	11,515
CommScope Holding Co., Inc.(a)	8,634	360,124
Comtech Telecommunications Corp.	1,400	20,636
Digi International, Inc.(a)	1,600	19,040
EchoStar Corp. Class A(a)	3,021	172,046
EMCORE Corp.	1,600	14,400
Extreme Networks, Inc.(a)	6,200	46,562
Finisar Corp.(a)	7,100	194,114
Harmonic, Inc.(a)	4,600	27,370
Infinera Corp.(a)	9,200	94,116
InterDigital, Inc.	2,238	193,140
Ixia(a)	4,100	80,565
KVH Industries, Inc.(a)	866	7,274
Lumentum Holdings, Inc.(a)	3,300	176,055
NETGEAR, Inc.(a)	2,200	109,010
NetScout Systems, Inc.(a)	6,200	235,290
Oclaro, Inc.(a)	7,100	69,722
Palo Alto Networks, Inc.(a)	5,793	652,755
Plantronics, Inc.	2,248	121,639
Quantenna Communications, Inc.(a)	400	8,332
SBA Communications Corp. REIT(a)	8,255	993,654
ShoreTel, Inc.(a)	3,990	24,539
Silicom, Ltd.	300	14,901
Sonus Networks, Inc.(a)	2,900	19,111
Ubiquiti Networks, Inc.(a)	2,000	100,520
ViaSat, Inc.(a)	3,511	224,072
Viavi Solutions, Inc.(a)	15,200	162,944

		5,601,352

Construction & Engineering – 0.7%
AECOM(a)	10,210	363,374
Aegion Corp.(a)	2,100	48,111
Ameresco, Inc. Class A(a)	1,300	8,515
Argan, Inc.	844	55,830
Chicago Bridge & Iron Co. NV	6,757	207,778
Comfort Systems USA, Inc.	2,443	89,536
Dycom Industries, Inc.(a)	2,138	198,727
EMCOR Group, Inc.	4,007	252,241
Granite Construction, Inc.	2,511	126,027
Great Lakes Dredge & Dock Corp.(a)	3,500	14,000
HC2 Holdings, Inc.(a)	2,000	12,400
IES Holdings, Inc.(a)	500	9,050
KBR, Inc.	10,288	154,629
Layne Christensen Co.(a)	1,100	9,724
MasTec, Inc.(a)	4,300	172,215
MYR Group, Inc.(a)	900	36,900
NV5 Global, Inc.(a)	400	15,040
Orion Group Holdings, Inc.(a)	1,600	11,952
Primoris Services Corp.	2,486	57,725
Tutor Perini Corp.(a)	2,600	82,680
Valmont Industries, Inc.	1,470	228,585

		2,155,039

Construction Materials – 0.2%
Eagle Materials, Inc.	3,127	303,757
Forterra, Inc.(a)	1,100	21,450
Headwaters, Inc.(a)	4,600	108,008
Summit Materials, Inc. Class A(a)	7,134	176,281
United States Lime & Minerals, Inc.	100	7,898
US Concrete, Inc.(a)	940	60,677

		678,071

Consumer Finance – 0.6%
Ally Financial, Inc.	29,661	603,008
Credit Acceptance Corp.(a)	584	116,455
Encore Capital Group, Inc.(a)	1,492	45,954
Enova International, Inc.(a)	1,600	23,760
EZCORP, Inc. Class A(a)	3,000	24,450
Firstcash, Inc.	3,078	151,284
Green Dot Corp. Class A(a)	2,900	96,744
LendingClub Corp.(a)	21,433	117,667
Nelnet, Inc. Class A	1,414	62,018
OneMain Holdings, Inc.(a)	3,562	88,516
PRA Group, Inc.(a)	3,014	99,914
Regional Management Corp.(a)	600	11,658
Santander Consumer USA Holdings, Inc.(a)	6,700	89,244

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
SLM Corp.(a)	28,700	$347,270
World Acceptance Corp.(a)	385	19,935

		1,897,877

Containers & Packaging – 1.1%
AptarGroup, Inc.	4,231	325,745
Bemis Co., Inc.	6,340	309,772
Berry Plastics Group, Inc.(a)	8,417	408,814
Crown Holdings, Inc.(a)	8,852	468,713
Graphic Packaging Holding Co.	21,142	272,098
Greif, Inc. Class A	1,700	93,653
Greif, Inc. Class B	400	26,120
Multi Packaging Solutions International, Ltd.(a)	1,300	23,335
Myers Industries, Inc.	1,300	20,605
Owens-Illinois, Inc.(a)	10,800	220,104
Packaging Corp. of America	6,297	576,931
Silgan Holdings, Inc.	2,384	141,514
Sonoco Products Co.	6,748	357,104
UFP Technologies, Inc.(a)	400	10,360

		3,254,868

Distributors – 0.1%
Core-Mark Holding Co., Inc.	3,052	95,192
Pool Corp.	2,667	318,253
Weyco Group, Inc.	343	9,631

		423,076

Diversified Consumer Services – 0.7%
American Public Education, Inc.(a)	900	20,610
Ascent Capital Group, Inc. Class A(a)	600	8,478
Bridgepoint Education, Inc.(a)	1,100	11,737
Bright Horizons Family Solutions, Inc.(a)	2,842	206,017
Cambium Learning Group, Inc.(a)	500	2,450
Capella Education Co.	700	59,517
Career Education Corp.(a)	4,000	34,800
Carriage Services, Inc.	900	24,408
Chegg, Inc.(a)	4,800	40,512
Collectors Universe, Inc.	400	10,440
DeVry Education Group, Inc.	4,200	148,890
Graham Holdings Co. Class B	287	172,071
Grand Canyon Education, Inc.(a)	2,906	208,099
Houghton Mifflin Harcourt Co.(a)	7,800	79,170
K12, Inc.(a)	2,000	38,300
Laureate Education, Inc. Class A(a)	2,300	32,821
Liberty Tax, Inc.	400	5,700
Regis Corp.(a)	2,207	25,866
Service Corp. International	12,400	382,912
ServiceMaster Global Holdings, Inc.(a)	8,970	374,497
Sotheby’s(a)	3,486	158,543
Strayer Education, Inc.	714	57,470
Weight Watchers International, Inc.(a)	1,700	26,469

		2,129,777

Diversified Financial Services – 0.7%
FactSet Research Systems, Inc.	2,637	434,868
FNFV Group(a)	4,700	62,275
GAIN Capital Holdings, Inc.	2,200	18,326
MarketAxess Holdings, Inc.	2,425	454,663
Marlin Business Services Corp.	500	12,875
Morningstar, Inc.	1,192	93,691
MSCI, Inc.	5,762	560,009
NewStar Financial, Inc.	1,400	14,812
On Deck Capital, Inc.(a)	2,900	14,616
PICO Holdings, Inc.(a)	1,300	18,200
Tiptree, Inc. Class A	1,400	10,220
Voya Financial, Inc.	12,550	476,398

		2,170,953

Diversified Telecommunication Services – 0.5%
8x8, Inc.(a)	5,900	89,975
ATN International, Inc.	699	49,224
Cincinnati Bell, Inc.(a)	2,513	44,480
Cogent Communications Holdings, Inc.	2,696	116,063
Consolidated Communications Holdings, Inc.	3,200	74,944
FairPoint Communications, Inc.(a)	1,300	21,580
Frontier Communications Corp.	81,874	175,210
General Communication, Inc. Class A(a)	1,600	33,280
Globalstar, Inc.(a)	24,400	39,040
Hawaiian Telcom Holdco, Inc.(a)	400	9,164
IDT Corp. Class B	1,000	12,720
Intelsat SA(a)	1,847	7,665
Iridium Communications, Inc.(a)	4,919	47,468
Lumos Networks Corp.(a)	1,100	19,470
ORBCOMM, Inc.(a)	3,900	37,245
pdvWireless, Inc.(a)	600	13,110
Straight Path Communications, Inc. Class B(a)	600	21,582
Vonage Holdings Corp.(a)	12,200	77,104
Windstream Holdings, Inc.	12,011	65,460
Zayo Group Holdings, Inc.(a)	11,153	366,934

		1,321,718

Electric Utilities – 1.1%
ALLETE, Inc.	3,382	228,995
Avangrid, Inc.	3,700	158,138
El Paso Electric Co.	2,663	134,482
Genie Energy, Ltd. Class B	800	5,792
Great Plains Energy, Inc.	14,163	413,843
Hawaiian Electric Industries, Inc.	7,055	235,002
IDACORP, Inc.	3,284	272,441
MGE Energy, Inc.	2,262	147,030
OGE Energy Corp.	13,383	468,137
Otter Tail Corp.	2,476	93,840
PNM Resources, Inc.	5,151	190,587
Portland General Electric Co.	5,883	261,323
Spark Energy, Inc. Class A	300	9,585
Westar Energy, Inc.	9,514	516,325

		3,135,520

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 0.5%
Allied Motion Technologies, Inc.	362	$7,276
American Superconductor Corp.(a)	700	4,802
Atkore International Group, Inc.(a)	700	18,396
AZZ, Inc.	1,740	103,530
Babcock & Wilcox Enterprises, Inc.(a)	2,787	26,031
Encore Wire Corp.	1,254	57,684
Energous Corp.(a)	900	14,040
EnerSys	2,841	224,269
FuelCell Energy, Inc.(a)	1,316	1,809
Generac Holdings, Inc.(a)	4,249	158,403
General Cable Corp.	3,200	57,440
Hubbell, Inc.	3,700	444,185
LSI Industries, Inc.	1,400	14,126
Plug Power, Inc.(a)	10,800	14,904
Powell Industries, Inc.	500	17,220
Power Solutions International, Inc.(a)	300	3,027
Preformed Line Products Co.	200	10,430
Regal Beloit Corp.	2,933	221,881
Sunrun, Inc.(a)	3,800	20,520
Thermon Group Holdings, Inc.(a)	1,900	39,596
TPI Composites, Inc.(a)	400	7,604
Vicor Corp.(a)	970	15,617

		1,482,790

Electronic Equipment, Instruments & Components – 2.8%
Agilysys, Inc.(a)	957	9,044
Anixter International, Inc.(a)	1,886	149,560
Arrow Electronics, Inc.(a)	6,112	448,682
Avnet, Inc.	8,430	385,757
AVX Corp.	2,800	45,864
Badger Meter, Inc.	1,976	72,618
Belden, Inc.	2,713	187,713
Benchmark Electronics, Inc.(a)	3,680	117,024
CDW Corp.	10,861	626,788
Cognex Corp.	5,415	454,589
Coherent, Inc.(a)	1,600	329,024
Control4 Corp.(a)	1,212	19,138
CTS Corp.	1,900	40,470
Daktronics, Inc.	2,245	21,215
Dolby Laboratories, Inc. Class A	3,279	171,852
Electro Scientific Industries, Inc.(a)	1,600	11,152
ePlus, Inc.(a)	412	55,641
Fabrinet(a)	2,200	92,466
FARO Technologies, Inc.(a)	1,000	35,750
Fitbit, Inc. Class A(a)	7,609	45,045
II-VI, Inc.(a)	3,884	140,018
Insight Enterprises, Inc.(a)	2,352	96,644
InvenSense, Inc.(a)	5,675	71,675
IPG Photonics Corp.(a)	2,396	289,197
Itron, Inc.(a)	2,150	130,505
Jabil Circuit, Inc.	12,800	370,176
Keysight Technologies, Inc.(a)	11,261	406,973
Kimball Electronics, Inc.(a)	1,644	27,866
Knowles Corp.(a)	5,768	109,304
Littelfuse, Inc.	1,432	228,991
Maxwell Technologies, Inc.(a)	1,900	11,039
Mesa Laboratories, Inc.	199	24,417
Methode Electronics, Inc.	2,349	107,114
MTS Systems Corp.	1,043	57,417
National Instruments Corp.	6,793	221,180
Novanta, Inc.(a)	2,100	55,755
OSI Systems, Inc.(a)	1,175	85,763
Park Electrochemical Corp.	1,200	21,432
PC Connection, Inc.	700	20,853
Plexus Corp.(a)	2,200	127,160
Radisys Corp.(a)	2,100	8,400
Rogers Corp.(a)	1,221	104,847
Sanmina Corp.(a)	4,910	199,346
ScanSource, Inc.(a)	1,609	63,153
SYNNEX Corp.	1,967	220,186
Systemax, Inc.	700	7,763
Tech Data Corp.(a)	2,339	219,632
Trimble, Inc.(a)	16,881	540,361
TTM Technologies, Inc.(a)	4,800	77,424
Universal Display Corp.	2,684	231,092
VeriFone Systems, Inc.(a)	7,128	133,508
Vishay Intertechnology, Inc.	8,900	146,405
Vishay Precision Group, Inc.(a)	700	11,060
Zebra Technologies Corp. Class A(a)	3,478	317,368

		8,203,416

Energy Equipment & Services – 1.1%
Archrock, Inc.	4,600	57,040
Atwood Oceanics, Inc.(a)	4,600	43,838
Bristow Group, Inc.	2,000	30,420
CARBO Ceramics, Inc.(a)	1,331	17,356
Dawson Geophysical Co.(a)	1,200	6,672
Diamond Offshore Drilling, Inc.(a)	4,100	68,511
Dril-Quip, Inc.(a)	2,575	140,466
Ensco PLC Class A	20,200	180,790
Era Group, Inc.(a)	1,200	15,912
Exterran Corp.(a)	2,000	62,900
Fairmount Santrol Holdings, Inc.(a)	5,500	40,315
Forum Energy Technologies, Inc.(a)	4,039	83,607
Frank’s International NV	2,100	22,197
Geospace Technologies Corp.(a)	800	12,984
Helix Energy Solutions Group, Inc.(a)	9,009	70,000
Hornbeck Offshore Services, Inc.(a)	2,000	8,860
Independence Contract Drilling, Inc.(a)	1,800	9,918
Keane Group, Inc.(a)	2,000	28,600
Mammoth Energy Services, Inc.(a)	500	10,755
Matrix Service Co.(a)	1,600	26,400
McDermott International, Inc.(a)	15,800	106,650
Nabors Industries, Ltd.	17,887	233,783
Natural Gas Services Group, Inc.(a)	700	18,235
Newpark Resources, Inc.(a)	5,000	40,500
Noble Corp. PLC	16,000	99,040
Oceaneering International, Inc.	6,581	178,214
Oil States International, Inc.(a)	3,467	114,931
Parker Drilling Co.(a)	7,300	12,775
Patterson-UTI Energy, Inc.	10,600	257,262
PHI, Inc. NVDR(a)	700	8,386

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Pioneer Energy Services Corp.(a)	4,500	$18,000
RigNet, Inc.(a)	800	17,160
Rowan Cos. PLC Class A(a)	8,212	127,943
RPC, Inc.	4,032	73,826
SEACOR Holdings, Inc.(a)	1,068	73,895
Seadrill, Ltd.(a)	22,683	37,427
Smart Sand, Inc.(a)	700	11,375
Superior Energy Services, Inc.(a)	9,900	141,174
Tesco Corp.(a)	2,800	22,540
TETRA Technologies, Inc.(a)	6,918	28,156
Tidewater, Inc.(a)	2,800	3,220
Unit Corp.(a)	3,448	83,304
US Silica Holdings, Inc.	4,888	234,575
Weatherford International PLC(a)	65,636	436,480
Willbros Group, Inc.(a)	2,600	7,124

		3,323,516

Equity Real Estate Investment Trusts (REITs) – 0.5%
Colony NorthStar, Inc. Class A REIT	36,518	471,447
CoreCivic, Inc. REIT	7,625	239,578
Global Net Lease, Inc. REIT	4,441	106,939
Invitation Homes, Inc. REIT(a)	5,900	128,797
MedEquities Realty Trust, Inc. REIT	1,200	13,452
Park Hotels & Resorts, Inc. REIT	7,706	197,813
Quality Care Properties, Inc. REIT(a)	6,100	115,046
Uniti Group, Inc. REIT(a)	8,000	206,800

		1,479,872

Food & Staples Retailing – 0.5%
Andersons, Inc.	1,685	63,861
Casey’s General Stores, Inc.	2,665	299,146
Chefs’ Warehouse, Inc.(a)	1,200	16,680
Ingles Markets, Inc. Class A	900	38,835
Natural Grocers by Vitamin Cottage, Inc.(a)	500	5,195
Performance Food Group Co.(a)	2,457	58,477
PriceSmart, Inc.	1,291	119,030
Rite Aid Corp.(a)	68,010	289,042
Smart & Final Stores, Inc.(a)	1,395	16,880
SpartanNash Co.	2,500	87,475
Sprouts Farmers Market, Inc.(a)	8,675	200,566
SUPERVALU, Inc.(a)	21,400	82,604
United Natural Foods, Inc.(a)	3,248	140,411
US Foods Holding Corp.(a)	2,828	79,127
Village Super Market, Inc. Class A	469	12,429
Weis Markets, Inc.	615	36,685

		1,546,443

Food Products – 2.0%
AdvancePierre Foods Holdings, Inc.	1,300	40,521
Alico, Inc.	200	5,280
Amplify Snack Brands, Inc.(a)	1,747	14,675
B&G Foods, Inc.	4,500	181,125
Blue Buffalo Pet Products, Inc.(a)	3,992	91,816
Bunge, Ltd.	9,234	731,887
Cal-Maine Foods, Inc.	2,000	73,600
Calavo Growers, Inc.	942	57,085
Darling Ingredients, Inc.(a)	10,700	155,364
Dean Foods Co.	6,000	117,960
Farmer Brothers Co.(a)	450	15,908
Flowers Foods, Inc.	11,431	221,876
Fresh Del Monte Produce, Inc.	2,134	126,397
Freshpet, Inc.(a)	1,300	14,300
Hain Celestial Group, Inc.(a)	6,679	248,459
Ingredion, Inc.	4,801	578,184
Inventure Foods, Inc.(a)	1,100	4,862
J&J Snack Foods Corp.	1,005	136,238
John B Sanfilippo & Son, Inc.	578	42,304
Lamb Weston Holdings, Inc.	9,800	412,188
Lancaster Colony Corp.	1,232	158,731
Landec Corp.(a)	1,600	19,200
Lifeway Foods, Inc.(a)	200	2,146
Limoneira Co.	700	14,637
Omega Protein Corp.	1,271	25,484
Pilgrim’s Pride Corp.	4,100	92,270
Pinnacle Foods, Inc.	7,600	439,812
Post Holdings, Inc.(a)	4,354	381,062
Sanderson Farms, Inc.	1,273	132,188
Seaboard Corp.	19	79,220
Seneca Foods Corp. Class A(a)	349	12,599
Snyder’s-Lance, Inc.	5,272	212,514
Tootsie Roll Industries, Inc.	1,136	42,436
TreeHouse Foods, Inc.(a)	3,739	316,544
WhiteWave Foods Co.(a)	11,610	651,901

		5,850,773

Gas Utilities – 1.0%
Atmos Energy Corp.	6,798	536,974
Chesapeake Utilities Corp.	1,038	71,830
Delta Natural Gas Co., Inc.	400	12,140
National Fuel Gas Co.	4,863	289,932
New Jersey Resources Corp.	5,803	229,799
Northwest Natural Gas Co.	1,860	109,926
ONE Gas, Inc.	3,387	228,961
South Jersey Industries, Inc.	5,285	188,410
Southwest Gas Holdings, Inc.	3,159	261,913
Spire, Inc.	3,139	211,882
UGI Corp.	11,553	570,718
WGL Holdings, Inc.	3,283	270,946

		2,983,431

Health Care Equipment & Supplies – 2.6%
Abaxis, Inc.	1,400	67,900
Abiomed, Inc.(a)	2,602	325,770
Accuray, Inc.(a)	4,800	22,800
Alere, Inc.(a)	5,699	226,421
Align Technology, Inc.(a)	4,884	560,244
Analogic Corp.	812	61,631
AngioDynamics, Inc.(a)	1,600	27,760
Anika Therapeutics, Inc.(a)	847	36,794
AtriCure, Inc.(a)	1,900	36,385
Atrion Corp.	82	38,392
Avinger, Inc.(a)	1,200	2,280
AxoGen, Inc.(a)	1,600	16,720
Cantel Medical Corp.	2,389	191,359
Cardiovascular Systems, Inc.(a)	1,950	55,136

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Cerus Corp.(a)	6,100	$27,145
ConforMIS, Inc.(a)	2,100	10,962
CONMED Corp.	1,801	79,982
Corindus Vascular Robotics, Inc.(a)	3,300	4,323
CryoLife, Inc.(a)	1,900	31,635
Cutera, Inc.(a)	700	14,490
DexCom, Inc.(a)	5,613	475,589
Endologix, Inc.(a)	4,823	34,919
Entellus Medical, Inc.(a)	400	5,520
Exactech, Inc.(a)	600	15,120
GenMark Diagnostics, Inc.(a)	2,600	33,332
Glaukos Corp.(a)	1,068	54,788
Globus Medical, Inc. Class A(a)	4,458	132,046
Haemonetics Corp.(a)	3,466	140,616
Halyard Health, Inc.(a)	3,100	118,079
Hill-Rom Holdings, Inc.	4,458	314,735
ICU Medical, Inc.(a)	994	151,784
Inogen, Inc.(a)	1,300	100,828
Insulet Corp.(a)	3,700	159,433
Integer Holdings Corp.(a)	1,983	79,717
Integra LifeSciences Holdings Corp.(a)	3,954	166,582
Invacare Corp.	1,900	22,610
InVivo Therapeutics Holdings Corp.(a)	1,900	7,695
iRadimed Corp.(a)	100	890
iRhythm Technologies, Inc.(a)	400	15,040
IRIDEX Corp.(a)	500	5,935
K2M Group Holdings, Inc.(a)	1,500	30,765
LeMaitre Vascular, Inc.	800	19,704
Masimo Corp.(a)	2,730	254,600
Meridian Bioscience, Inc.	2,500	34,500
Merit Medical Systems, Inc.(a)	2,900	83,810
Natus Medical, Inc.(a)	2,034	79,835
Neogen Corp.(a)	2,341	153,453
Nevro Corp.(a)	1,597	149,639
Novocure, Ltd.(a)	3,055	24,746
NuVasive, Inc.(a)	3,380	252,418
NxStage Medical, Inc.(a)	4,200	112,686
Obalon Therapeutics, Inc.(a)	300	3,207
OraSure Technologies, Inc.(a)	3,300	42,669
Orthofix International NV(a)	1,086	41,431
Oxford Immunotec Global PLC(a)	1,300	20,137
Penumbra, Inc.(a)	1,678	140,029
Quidel Corp.(a)	1,600	36,224
ResMed, Inc.	9,258	666,298
Rockwell Medical, Inc.(a)	2,900	18,154
RTI Surgical, Inc.(a)	3,400	13,600
Second Sight Medical Products, Inc.(a)	116	140
Senseonics Holdings, Inc.(a)	1,700	3,043
Spectranetics Corp.(a)	2,722	79,278
STAAR Surgical Co.(a)	2,400	23,520
Surmodics, Inc.(a)	800	19,240
Tactile Systems Technology, Inc.(a)	300	5,685
Tandem Diabetes Care, Inc.(a)	600	720
Teleflex, Inc.	2,960	573,441
TransEnterix, Inc.(a)	4,200	5,082
Utah Medical Products, Inc.	237	14,765
Varex Imaging Corp.(a)	2,400	80,640
Veracyte, Inc.(a)	1,000	9,180
West Pharmaceutical Services, Inc.	4,787	390,667
Wright Medical Group NV(a)	6,709	208,784
Zeltiq Aesthetics, Inc.(a)	2,400	133,464

		7,598,941

Health Care Providers & Services – 1.5%
AAC Holdings, Inc.(a)	600	5,118
Acadia Healthcare Co., Inc.(a)	4,799	209,236
Aceto Corp.	1,700	26,877
Addus HomeCare Corp.(a)	467	14,944
Adeptus Health, Inc. Class A(a)	868	1,562
Air Methods Corp.(a)	2,155	92,665
Almost Family, Inc.(a)	685	33,291
Amedisys, Inc.(a)	1,805	92,218
American Renal Associates Holdings, Inc.(a)	500	8,440
AMN Healthcare Services, Inc.(a)	3,148	127,809
BioScrip, Inc.(a)	10,000	17,000
BioTelemetry, Inc.(a)	1,800	52,110
Brookdale Senior Living, Inc.(a)	13,162	176,766
Capital Senior Living Corp.(a)	1,700	23,902
Chemed Corp.	1,075	196,392
Civitas Solutions, Inc.(a)	900	16,515
Community Health Systems, Inc.(a)	7,067	62,684
CorVel Corp.(a)	594	25,839
Cross Country Healthcare, Inc.(a)	1,900	27,284
Diplomat Pharmacy, Inc.(a)	2,763	44,070
Ensign Group, Inc.	3,070	57,716
Fulgent Genetics, Inc.(a)	600	6,552
Genesis Healthcare, Inc.(a)	2,200	5,808
HealthEquity, Inc.(a)	2,763	117,289
HealthSouth Corp.	6,000	256,860
Kindred Healthcare, Inc.	5,100	42,585
Landauer, Inc.	600	29,250
LHC Group, Inc.(a)	1,000	53,900
LifePoint Health, Inc.(a)	2,412	157,986
Magellan Health, Inc.(a)	1,562	107,856
MEDNAX, Inc.(a)	6,079	421,761
Molina Healthcare, Inc.(a)	2,854	130,142
National HealthCare Corp.	700	49,910
National Research Corp. Class A	500	9,850
Nobilis Health Corp.(a)	1,900	3,230
Owens & Minor, Inc.	4,138	143,175
PharMerica Corp.(a)	1,800	42,120
Premier, Inc. Class A(a)	3,045	96,922
Providence Service Corp.(a)	800	35,552
Quorum Health Corp.(a)	1,766	9,607
RadNet, Inc.(a)	2,200	12,980
Select Medical Holdings Corp.(a)	6,700	89,445
Surgery Partners, Inc.(a)	1,100	21,450
Teladoc, Inc.(a)	1,492	37,300
Tenet Healthcare Corp.(a)	5,069	89,772
Tivity Health, Inc.(a)	2,000	58,200

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Triple-S Management Corp. Class B(a)	1,389	$24,405
UnitedHealth Group, Inc.	1	161
Universal American Corp.(a)	2,500	24,925
US Physical Therapy, Inc.	800	52,240
VCA, Inc.(a)	5,191	474,977
WellCare Health Plans, Inc.(a)	2,980	417,826

		4,336,474

Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.(a)	12,200	154,696
athenahealth, Inc.(a)	2,664	300,206
Castlight Health, Inc. Class B(a)	2,400	8,760
Computer Programs & Systems, Inc.	713	19,964
Cotiviti Holdings, Inc.(a)	800	33,304
Evolent Health, Inc. Class A(a)	1,000	22,300
HealthStream, Inc.(a)	1,700	41,191
HMS Holdings Corp.(a)	5,541	112,648
Inovalon Holdings, Inc. Class A(a)	3,600	45,360
Medidata Solutions, Inc.(a)	3,659	211,088
NantHealth, Inc.(a)	200	992
Omnicell, Inc.(a)	2,264	92,032
Quality Systems, Inc.(a)	3,100	47,244
Tabula Rasa HealthCare, Inc.(a)	200	2,696
Veeva Systems, Inc. Class A(a)	6,421	329,269
Vocera Communications, Inc.(a)	1,534	38,089

		1,459,839

Hotels, Restaurants & Leisure – 3.9%
Aramark	16,225	598,216
Belmond, Ltd. Class A(a)	5,700	68,970
Biglari Holdings, Inc.(a)	66	28,511
BJ’s Restaurants, Inc.(a)	1,600	64,640
Bloomin’ Brands, Inc.	7,000	138,110
Bob Evans Farms, Inc.	1,300	84,331
Bojangles’, Inc.(a)	600	12,300
Boyd Gaming Corp.(a)	5,400	118,854
Brinker International, Inc.	3,530	155,179
Buffalo Wild Wings, Inc.(a)	1,226	187,272
Caesars Acquisition Co. Class A(a)	2,900	44,660
Caesars Entertainment Corp.(a)	3,400	32,470
Carrols Restaurant Group, Inc.(a)	2,100	29,715
Century Casinos, Inc.(a)	1,300	9,828
Cheesecake Factory, Inc.	2,955	187,229
Choice Hotels International, Inc.	2,149	134,527
Churchill Downs, Inc.	888	141,059
Chuy’s Holdings, Inc.(a)	1,000	29,800
ClubCorp Holdings, Inc.	4,500	72,225
Cracker Barrel Old Country Store, Inc.	1,235	196,674
Dave & Buster’s Entertainment, Inc.(a)	2,448	149,548
Del Frisco’s Restaurant Group, Inc.(a)	1,400	25,270
Del Taco Restaurants, Inc.(a)	1,400	18,564
Denny’s Corp.(a)	5,200	64,324
DineEquity, Inc.	1,095	59,590
Domino’s Pizza, Inc.	3,369	620,907
Dunkin’ Brands Group, Inc.	6,180	337,922
El Pollo Loco Holdings, Inc.(a)	1,200	14,340
Eldorado Resorts, Inc.(a)	1,700	32,173
Empire Resorts, Inc.(a)	200	4,850
Extended Stay America, Inc.	4,700	74,918
Fiesta Restaurant Group, Inc.(a)	1,599	38,696
Fogo De Chao, Inc.(a)	300	4,875
Golden Entertainment, Inc.	600	7,938
Habit Restaurants, Inc. Class A(a)	800	14,160
Hilton Grand Vacations, Inc.(a)	3,341	95,753
Hilton Worldwide Holdings, Inc.	11,639	680,416
Hyatt Hotels Corp. Class A(a)	2,229	120,321
ILG, Inc.	7,399	155,083
International Game Technology PLC	6,500	154,050
International Speedway Corp. Class A	1,706	63,037
Intrawest Resorts Holdings, Inc.(a)	1,000	25,010
Isle of Capri Casinos, Inc.(a)	1,500	39,540
J Alexander’s Holdings, Inc.(a)	769	7,728
Jack in the Box, Inc.	2,280	231,922
Jamba, Inc.(a)	800	7,240
Kona Grill, Inc.(a)	500	3,150
La Quinta Holdings, Inc.(a)	5,800	78,416
Las Vegas Sands Corp.	24,164	1,379,039
Lindblad Expeditions Holdings, Inc.(a)	900	8,064
Luby’s, Inc.(a)	600	1,866
Marcus Corp.	1,100	35,310
Marriott Vacations Worldwide Corp.	1,468	146,697
MGM Resorts International	31,595	865,703
Monarch Casino & Resort, Inc.(a)	600	17,724
Nathan’s Famous, Inc.(a)	200	12,530
Noodles & Co. (a)	700	4,025
Norwegian Cruise Line Holdings, Ltd.(a)	10,626	539,057
Panera Bread Co. Class A(a)	1,544	404,327
Papa John’s International, Inc.	1,788	143,112
Penn National Gaming, Inc.(a)	4,700	86,621
Pinnacle Entertainment, Inc.(a)	3,500	68,320
Planet Fitness, Inc. Class A	1,600	30,832
Potbelly Corp.(a)	1,400	19,460
Red Lion Hotels Corp.(a)	900	6,345
Red Robin Gourmet Burgers, Inc.(a)	836	48,864
Red Rock Resorts, Inc. Class A	1,786	39,613
Ruby Tuesday, Inc.(a)	3,600	10,116
Ruth’s Hospitality Group, Inc.	1,900	38,095
Scientific Games Corp. Class A(a)	3,600	85,140
SeaWorld Entertainment, Inc.	4,190	76,551
Shake Shack, Inc. Class A(a)	930	31,062
Six Flags Entertainment Corp.	4,910	292,096
Sonic Corp.	2,870	72,783
Speedway Motorsports, Inc.	700	13,188
Texas Roadhouse, Inc.	4,455	198,381
Vail Resorts, Inc.	2,598	498,556
Wendy’s Co.	14,027	190,907
Wingstop, Inc.	970	27,432

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Yum China Holdings, Inc.(a)	23,295	$633,624
Zoe’s Kitchen, Inc.(a)	1,100	20,350

		11,510,101

Household Durables – 1.0%
Bassett Furniture Industries, Inc.	600	16,140
Beazer Homes USA, Inc.(a)	1,900	23,047
CalAtlantic Group, Inc.	5,266	197,212
Cavco Industries, Inc.(a)	588	68,443
Century Communities, Inc.(a)	900	22,860
CSS Industries, Inc.	500	12,960
Ethan Allen Interiors, Inc.	1,500	45,975
Flexsteel Industries, Inc.	400	20,160
GoPro, Inc. Class A(a)	6,600	57,420
Green Brick Partners, Inc.(a)	1,400	13,930
Helen of Troy, Ltd.(a)	1,826	172,009
Hooker Furniture Corp.	700	21,735
Hovnanian Enterprises, Inc. Class A(a)	7,300	16,571
Installed Building Products, Inc.(a)	1,300	68,575
iRobot Corp.(a)	1,800	119,052
KB Home	6,200	123,256
La-Z-Boy, Inc.	3,733	100,791
LGI Homes, Inc.(a)	900	30,519
Libbey, Inc.	1,342	19,566
Lifetime Brands, Inc.	700	14,070
M/I Homes, Inc. (a)	1,400	34,300
MDC Holdings, Inc.	2,965	89,098
Meritage Homes Corp.(a)	2,658	97,814
NACCO Industries, Inc. Class A	241	16,822
New Home Co., Inc.(a)	800	8,368
NVR, Inc.(a)	232	488,796
Taylor Morrison Home Corp. Class A(a)	2,800	59,696
Tempur Sealy International, Inc.(a)	3,449	160,241
Toll Brothers, Inc.(a)	10,483	378,541
TopBuild Corp.(a)	2,552	119,944
TRI Pointe Group, Inc.(a)	9,783	122,679
Tupperware Brands Corp.	3,281	205,784
UCP, Inc. Class A(a)	500	5,075
Universal Electronics, Inc.(a)	939	64,322
William Lyon Homes Class A(a)	1,400	28,868
ZAGG, Inc.(a)	1,700	12,240

		3,056,879

Household Products – 0.3%
Central Garden & Pet Co.(a)	600	22,242
Central Garden & Pet Co. Class A(a)	2,300	79,856
Energizer Holdings, Inc.	4,112	229,244
HRG Group, Inc.(a)	7,800	150,696
Oil-Dri Corp. of America	448	16,697
Orchids Paper Products Co.	560	13,440
Spectrum Brands Holdings, Inc.	1,618	224,918
WD-40 Co.	980	106,771

		843,864

Independent Power Producers & Energy Traders – 0.3%
Atlantic Power Corp.(a)	6,900	18,285
Atlantica Yield PLC	3,700	77,552
Calpine Corp.(a)	23,654	261,377
Dynegy, Inc.(a)	7,484	58,824
NRG Yield, Inc. Class A	2,100	36,519
NRG Yield, Inc. Class C	4,300	76,110
Ormat Technologies, Inc.	2,542	145,097
Pattern Energy Group, Inc.	4,500	90,585
TerraForm Global, Inc. Class A(a)	5,500	26,400
TerraForm Power, Inc. Class A(a)	6,000	74,220
Vivint Solar, Inc.(a)	1,400	3,920

		868,889

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	4,193	446,177
Raven Industries, Inc.	2,500	72,625

		518,802

Insurance – 4.2%
Alleghany Corp.(a)	995	611,587
Allied World Assurance Co. Holdings AG	5,769	306,334
Ambac Financial Group, Inc.(a)	2,900	54,694
American Equity Investment Life Holding Co.	5,568	131,572
American Financial Group, Inc.	4,559	435,020
American National Insurance Co.	486	57,363
AMERISAFE, Inc.	1,181	76,647
AmTrust Financial Services, Inc.	5,770	106,514
Arch Capital Group, Ltd.(a)	7,646	724,611
Argo Group International Holdings, Ltd.	1,857	125,905
Aspen Insurance Holdings, Ltd.	3,988	207,575
Assured Guaranty, Ltd.	8,819	327,273
Athene Holding, Ltd. Class A(a)	1,800	89,982
Atlas Financial Holdings, Inc.(a)	600	8,190
Axis Capital Holdings, Ltd.	5,816	389,846
Baldwin & Lyons, Inc. Class B	500	12,225
Blue Capital Reinsurance Holdings, Ltd.	400	7,720
Brown & Brown, Inc.	7,853	327,627
Citizens, Inc.(a)	2,800	20,804
CNA Financial Corp.	1,699	75,045
CNO Financial Group, Inc.	11,708	240,014
Crawford & Co. Class B	691	6,931
Donegal Group, Inc. Class A	500	8,810
eHealth, Inc.(a)	1,100	13,244
EMC Insurance Group, Inc.	500	14,030
Employers Holdings, Inc.	2,000	75,900
Enstar Group, Ltd.(a)	783	149,788
Erie Indemnity Co. Class A	1,638	200,983
Everest Re Group, Ltd.	2,844	664,956
FBL Financial Group, Inc. Class A	626	40,972
Federated National Holding Co.	800	13,944
Fidelity & Guaranty Life	700	19,460
First American Financial Corp.	7,048	276,845
FNF Group	17,522	682,307
Genworth Financial, Inc. Class A(a)	33,000	135,960
Global Indemnity, Ltd.(a)	454	17,474

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Greenlight Capital Re, Ltd. Class A(a)	1,800	$39,780
Hallmark Financial Services, Inc.(a)	841	9,293
Hanover Insurance Group, Inc.	2,826	254,510
HCI Group, Inc.	545	24,841
Heritage Insurance Holdings, Inc.	1,600	20,432
Horace Mann Educators Corp.	2,700	110,835
Independence Holding Co.	400	7,440
Infinity Property & Casualty Corp.	667	63,699
Investors Title Co.	86	13,601
James River Group Holdings, Ltd.	900	38,574
Kemper Corp.	2,583	103,062
Kinsale Capital Group, Inc.	400	12,816
Maiden Holdings, Ltd.	4,300	60,200
Markel Corp.(a)	906	884,129
MBIA, Inc.(a)	8,300	70,301
Mercury General Corp.	1,837	112,039
National General Holdings Corp.	3,299	78,384
National Western Life Group, Inc. Class A	177	53,836
Navigators Group, Inc.	1,492	81,016
Old Republic International Corp.	16,522	338,371
OneBeacon Insurance Group, Ltd. Class A	1,200	19,200
Patriot National, Inc.(a)	700	1,974
Primerica, Inc.	3,077	252,929
ProAssurance Corp.	3,542	213,405
Reinsurance Group of America, Inc.	4,278	543,220
RenaissanceRe Holdings, Ltd.	2,813	406,900
RLI Corp.	2,505	150,350
Safety Insurance Group, Inc.	938	65,754
Selective Insurance Group, Inc.	3,700	174,455
State Auto Financial Corp.	900	24,705
State National Cos., Inc.	1,800	25,920
Stewart Information Services Corp.	1,449	64,017
Third Point Reinsurance, Ltd.(a)	4,000	48,400
Trupanion, Inc.(a)	869	12,357
United Fire Group, Inc.	1,498	64,069
United Insurance Holdings Corp.	1,000	15,950
Universal Insurance Holdings, Inc.	2,000	49,000
Validus Holdings, Ltd.	4,992	281,499
White Mountains Insurance Group, Ltd.	277	243,727
WMIH Corp.(a)	12,134	17,594
WR Berkley Corp.	6,467	456,764

		12,167,500

Internet & Catalog Retail – 0.6%
1-800-Flowers.com, Inc. Class A(a)	1,600	16,320
Duluth Holdings, Inc. Class B(a)	599	12,753
Etsy, Inc.(a)	6,600	70,158
FTD Cos., Inc.(a)	1,000	20,140
Gaia, Inc.(a)	400	3,980
Groupon, Inc.(a)	23,122	90,869
HSN, Inc.	2,210	81,991
Lands’ End, Inc.(a)	900	19,305
Liberty Expedia Holdings, Inc. Class A(a)	3,787	172,233
Liberty Interactive Corp. QVC Group Class A(a)	27,662	553,793
Liberty TripAdvisor Holdings, Inc. Class A(a)	4,700	66,270
Liberty Ventures Series A(a)	5,280	234,854
Nutrisystem, Inc.	1,951	108,281
Overstock.com, Inc.(a)	800	13,760
PetMed Express, Inc.	1,200	24,168
Shutterfly, Inc.(a)	2,551	123,188
Travelport Worldwide, Ltd.	7,600	89,452
Wayfair, Inc. Class A(a)	2,051	83,045

		1,784,560

Internet Software & Services – 1.7%
2U, Inc.(a)	2,305	91,416
Actua Corp.(a)	2,200	30,910
Alarm.com Holdings, Inc.(a)	600	18,444
Amber Road, Inc.(a)	1,100	8,492
Angie’s List, Inc.(a)	2,435	13,880
Appfolio, Inc. Class A(a)	500	13,600
Apptio, Inc. Class A(a)	400	4,692
Autobytel, Inc.(a)	500	6,265
Bankrate, Inc.(a)	2,800	27,020
Bazaarvoice, Inc.(a)	4,900	21,070
Benefitfocus, Inc.(a)	741	20,711
Blucora, Inc.(a)	2,400	41,520
Box, Inc. Class A(a)	2,965	48,359
Brightcove, Inc.(a)	1,826	16,251
Carbonite, Inc.(a)	1,100	22,330
Care.com, Inc.(a)	800	10,008
ChannelAdvisor Corp.(a)	1,400	15,610
Cimpress NV(a)	1,630	140,490
CommerceHub, Inc. Series A(a)	846	13,096
CommerceHub, Inc. Series C(a)	1,693	26,292
Cornerstone OnDemand, Inc.(a)	3,351	130,320
CoStar Group, Inc.(a)	2,168	449,253
Coupa Software, Inc.(a)	500	12,700
DHI Group, Inc. (a)	3,000	11,850
Endurance International Group Holdings, Inc.(a)	3,635	28,535
Envestnet, Inc.(a)	2,852	92,120
Five9, Inc.(a)	2,027	33,364
Global Sources, Ltd.(a)	300	2,475
GoDaddy, Inc. Class A(a)	3,153	119,499
Gogo, Inc.(a)	3,410	37,510
GrubHub, Inc.(a)	5,352	176,027
GTT Communications, Inc.(a)	1,595	38,838
Hortonworks, Inc.(a)	2,578	25,290
IAC/InterActiveCorp(a)	4,611	339,923
Instructure, Inc.(a)	600	14,040
j2 Global, Inc.	3,064	257,100
Limelight Networks, Inc.(a)	4,300	11,094
Liquidity Services, Inc.(a)	1,500	12,000
LivePerson, Inc.(a)	3,200	21,920
LogMeIn, Inc.	3,460	337,350
Marchex, Inc. Class B(a)	2,000	5,440
Match Group, Inc.(a)	1,800	29,394
MeetMe, Inc.(a)	2,500	14,725
MINDBODY, Inc. Class A(a)	900	24,705

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
New Relic, Inc.(a)	1,331	$49,340
NIC, Inc.	4,000	80,800
Numerex Corp. Class A(a)	800	3,816
Nutanix, Inc. Class A(a)	900	16,893
Pandora Media, Inc.(a)	14,735	174,020
Q2 Holdings, Inc.(a)	1,600	55,760
QuinStreet, Inc.(a)	2,200	8,580
Quotient Technology, Inc.(a)	3,800	36,290
RealNetworks, Inc.(a)	1,400	6,776
Reis, Inc.	500	8,950
RetailMeNot, Inc.(a)	2,300	18,630
Rightside Group, Ltd.(a)	700	6,944
Shutterstock, Inc.(a)	1,150	47,553
SPS Commerce, Inc.(a)	1,051	61,473
Stamps.com, Inc.(a)	1,057	125,096
TechTarget, Inc.(a)	900	8,127
Trade Desk Inc Class A(a)	300	11,175
TrueCar, Inc.(a)	3,566	55,166
Twilio, Inc. Class A(a)	1,200	34,644
Twitter, Inc.(a)	42,386	633,671
Web.com Group, Inc.(a)	2,600	50,180
WebMD Health Corp.(a)	2,398	126,327
Xactly Corp.(a)	1,400	16,660
XO Group, Inc.(a)	1,511	26,004
Yelp, Inc.(a)	4,458	146,000
Zillow Group, Inc. Class A(a)	3,729	126,077
Zillow Group, Inc. Class C(a)	6,683	225,017

		4,975,897

It Services – 3.2%
Acxiom Corp.(a)	5,000	142,350
ALJ Regional Holdings, Inc.(a)	1,100	4,092
Amdocs, Ltd.	9,921	605,082
Black Knight Financial Services, Inc. Class A(a)	1,697	64,995
Blackhawk Network Holdings, Inc.(a)	3,553	144,252
Booz Allen Hamilton Holding Corp.	7,500	265,425
Broadridge Financial Solutions, Inc.	7,940	539,523
CACI International, Inc. Class A(a)	1,566	183,692
Cardtronics PLC Class A(a)	2,928	136,884
Cass Information Systems, Inc.	664	43,890
Computer Sciences Corp.	9,254	638,619
Convergys Corp.	6,042	127,788
CoreLogic, Inc.(a)	6,000	244,320
CSG Systems International, Inc.	2,000	75,620
DST Systems, Inc.	2,194	268,765
EPAM Systems, Inc.(a)	3,374	254,804
Euronet Worldwide, Inc.(a)	3,331	284,867
EVERTEC, Inc.	4,300	68,370
ExlService Holdings, Inc.(a)	2,137	101,208
First Data Corp. Class A(a)	21,047	326,228
FleetCor Technologies, Inc.(a)	6,071	919,332
Forrester Research, Inc.	600	23,850
Gartner, Inc.(a)	5,347	577,423
Genpact, Ltd.	9,517	235,641
Hackett Group, Inc.	1,390	27,091
Information Services Group, Inc.(a)	1,900	5,985
Jack Henry & Associates, Inc.	5,232	487,099
Leidos Holdings, Inc.	8,811	450,595
ManTech International Corp. Class A	1,558	53,954
MAXIMUS, Inc.	4,234	263,355
MoneyGram International, Inc.(a)	1,753	29,468
NCI, Inc. Class A(a)	400	6,020
NeuStar, Inc. Class A(a)	3,500	116,025
Perficient, Inc.(a)	2,100	36,456
PFSweb, Inc.(a)	900	5,877
Planet Payment, Inc.(a)	2,500	9,950
Sabre Corp.	13,588	287,930
Science Applications International Corp.	2,747	204,377
ServiceSource International, Inc.(a)	3,700	14,356
Square, Inc. Class A(a)	3,441	59,460
Sykes Enterprises, Inc.(a)	2,653	77,998
Syntel, Inc.	1,900	31,977
TeleTech Holdings, Inc.	1,000	29,600
Unisys Corp.(a)	3,000	41,850
Vantiv, Inc. Class A(a)	10,340	663,001
Virtusa Corp.(a)	1,700	51,374
WEX, Inc.(a)	2,541	262,993

		9,493,811

Leisure Equipment & Products – 0.4%
Acushnet Holdings Corp.(a)	1,400	24,192
American Outdoor Brands Corp.(a)	3,488	69,097
Brunswick Corp.	6,136	375,523
Callaway Golf Co.	6,512	72,088
Escalade, Inc.	600	7,740
JAKKS Pacific, Inc.(a)	796	4,378
Johnson Outdoors, Inc. Class A	300	10,950
Malibu Boats, Inc. Class A(a)	1,100	24,695
Marine Products Corp.	687	7,468
MCBC Holdings, Inc.	500	8,085
Nautilus, Inc.(a)	1,800	32,850
Polaris Industries, Inc.	4,086	342,407
Sturm Ruger & Co., Inc.	1,265	67,741
Vista Outdoor, Inc.(a)	4,221	86,910

		1,134,124

Life Sciences Tools & Services – 1.1%
Accelerate Diagnostics, Inc.(a)	1,400	33,880
Albany Molecular Research, Inc.(a)	1,596	22,392
Bio-Rad Laboratories, Inc. Class A(a)	1,391	277,282
Bio-Techne Corp.	2,423	246,298
Bruker Corp.	6,873	160,347
Cambrex Corp.(a)	2,100	115,605
Charles River Laboratories International, Inc.(a)	3,058	275,067
ChromaDex Corp.(a)	1,700	4,573
Enzo Biochem, Inc.(a)	2,400	20,088
Fluidigm Corp.(a)	1,744	9,923
INC Research Holdings, Inc. Class A(a)	2,694	123,520
Luminex Corp.	2,400	44,088
Medpace Holdings, Inc.(a)	500	14,925
NanoString Technologies, Inc.(a)	900	17,883

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – (continued)
NeoGenomics, Inc.(a)	3,200	$25,248
Pacific Biosciences of California, Inc.(a)	4,800	24,816
PAREXEL International Corp.(a)	3,625	228,774
Patheon NV(a)	2,000	52,680
PRA Health Sciences, Inc.(a)	1,694	110,500
QIAGEN NV(a)	14,781	428,205
Quintiles IMS Holdings, Inc.(a)	9,427	759,156
VWR Corp.(a)	5,148	145,174

		3,140,424

Machinery – 3.7%
Actuant Corp. Class A	3,900	102,765
AGCO Corp.	4,588	276,106
Alamo Group, Inc.	592	45,105
Albany International Corp. Class A	1,948	89,705
Allison Transmission Holdings, Inc.	9,657	348,231
Altra Industrial Motion Corp.	1,674	65,202
American Railcar Industries, Inc.	496	20,386
Astec Industries, Inc.	1,240	76,254
Barnes Group, Inc.	3,256	167,163
Blue Bird Corp.(a)	200	3,430
Briggs & Stratton Corp.	2,700	60,615
Chart Industries, Inc.(a)	1,900	66,386
CIRCOR International, Inc.	1,047	62,234
Colfax Corp.(a)	6,438	252,756
Columbus McKinnon Corp.	1,200	29,784
Crane Co.	3,348	250,531
DMC Global, Inc.	800	9,920
Donaldson Co., Inc.	8,570	390,106
Douglas Dynamics, Inc.	1,377	42,205
Energy Recovery, Inc.(a)	2,100	17,472
EnPro Industries, Inc.	1,445	102,826
ESCO Technologies, Inc.	1,743	101,268
ExOne Co.(a)	700	7,133
Federal Signal Corp.	3,900	53,859
Franklin Electric Co., Inc.	3,049	131,260
FreightCar America, Inc.	700	8,771
Gencor Industries, Inc.(a)	500	7,475
Global Brass & Copper Holdings, Inc.	1,300	44,720
Gorman-Rupp Co.	1,100	34,540
Graco, Inc.	3,632	341,917
Graham Corp.	600	13,800
Greenbrier Cos., Inc.	1,694	73,011
Hardinge, Inc.	700	7,868
Harsco Corp.(a)	5,100	65,025
Hillenbrand, Inc.	4,000	143,400
Hurco Cos., Inc.	366	11,383
Hyster-Yale Materials Handling, Inc.	589	33,214
IDEX Corp.	5,142	480,828
ITT, Inc.	5,960	244,479
John Bean Technologies Corp.	1,890	166,226
Joy Global, Inc.	6,600	186,450
Kadant, Inc.	700	41,545
Kennametal, Inc.	5,484	215,137
Lincoln Electric Holdings, Inc.	4,086	354,910
Lindsay Corp.	652	57,454
Lydall, Inc.(a)	1,100	58,960
Manitowoc Co., Inc.(a)	7,600	43,320
Meritor, Inc.(a)	5,400	92,502
Middleby Corp.(a)	3,773	514,826
Milacron Holdings Corp.(a)	900	16,749
Miller Industries, Inc.	700	18,445
Mueller Industries, Inc.	3,700	126,651
Mueller Water Products, Inc. Class A	10,200	120,564
Navistar International Corp.(a)	3,300	81,246
NN, Inc.	1,616	40,723
Nordson Corp.	3,900	479,076
Omega Flex, Inc.	200	9,558
Oshkosh Corp.	5,008	343,499
Proto Labs, Inc.(a)	1,633	83,446
RBC Bearings, Inc.(a)	1,469	142,625
REV Group, Inc.(a)	800	22,056
Rexnord Corp.(a)	5,390	124,401
SPX Corp.(a)	2,800	67,900
SPX FLOW, Inc.(a)	2,200	76,362
Standex International Corp.	815	81,622
Sun Hydraulics Corp.	1,448	52,287
Supreme Industries, Inc. Class A	800	16,208
Tennant Co.	1,376	99,966
Terex Corp.	7,100	222,940
Timken Co.	4,900	221,480
Titan International, Inc.	2,700	27,918
Toro Co.	7,174	448,088
TriMas Corp.(a)	2,900	60,175
Trinity Industries, Inc.	9,769	259,367
Wabash National Corp.	4,300	88,967
WABCO Holdings, Inc.(a)	3,466	406,978
Wabtec Corp.	5,801	452,478
Watts Water Technologies, Inc. Class A	1,783	111,170
Welbilt, Inc.(a)	8,700	170,781
Woodward, Inc.	3,604	244,784

		10,732,973

Marine – 0.1%
Costamare, Inc.	1,800	11,988
Kirby Corp.(a)	3,440	242,692
Matson, Inc.	2,882	91,532
Scorpio Bulkers, Inc.(a)	3,333	30,664

		376,876

Media – 2.4%
AMC Entertainment Holdings, Inc. Class A	3,584	112,717
AMC Networks, Inc. Class A(a)	3,986	233,899
Cable One, Inc.	309	192,961
Central European Media Enterprises, Ltd. Class A(a)	4,600	14,260
Cinemark Holdings, Inc.	6,916	306,655
Clear Channel Outdoor Holdings, Inc. Class A	2,100	12,705
Daily Journal Corp.(a)	67	14,357
Entercom Communications Corp. Class A	1,600	22,880

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Entravision Communications Corp. Class A	3,900	$24,180
Eros International PLC(a)	1,747	17,994
EW Scripps Co. Class A(a)	4,000	93,760
Gannett Co., Inc.	8,300	69,554
Global Eagle Entertainment, Inc.(a)	2,800	8,932
Gray Television, Inc.(a)	4,500	65,250
Hemisphere Media Group, Inc.(a)	300	3,525
IMAX Corp.(a)	3,800	129,200
John Wiley & Sons, Inc. Class A	2,950	158,710
Liberty Broadband Corp. Class A(a)	1,726	146,865
Liberty Broadband Corp. Class C(a)	6,909	596,938
Liberty Media Corp-Liberty Formula One Class A(a)	1,436	46,957
Liberty Media Corp.-Liberty Braves Class A(a)	594	14,220
Liberty Media Corp.-Liberty Braves Class C(a)	1,910	45,172
Liberty Media Corp.-Liberty Formula One Class C(a)	3,050	104,158
Liberty Media Corp.-Liberty SiriusXM Class A(a)	6,072	236,322
Liberty Media Corp.-Liberty SiriusXM Class C(a)	12,259	475,404
Lions Gate Entertainment Corp. Class A	3,124	82,973
Lions Gate Entertainment Corp. Class B(a)	6,958	169,636
Live Nation Entertainment, Inc.(a)	8,559	259,937
Loral Space & Communications, Inc.(a)	800	31,520
Madison Square Garden Co. Class A(a)	1,275	254,630
MDC Partners, Inc. Class A	3,100	29,140
Meredith Corp.	2,547	164,536
MSG Networks, Inc. Class A(a)	3,821	89,220
National CineMedia, Inc.	3,700	46,731
New Media Investment Group, Inc.	2,700	38,367
New York Times Co. Class A	8,100	116,640
Nexstar Media Group, Inc.	2,811	197,192
Radio One, Inc. Class D(a)	1,500	4,950
Reading International, Inc. Class A(a)	1,000	15,540
Regal Entertainment Group Class A	5,300	119,674
Saga Communications, Inc. Class A	244	12,456
Salem Media Group, Inc.	400	2,980
Scholastic Corp.	1,695	72,156
Sinclair Broadcast Group, Inc. Class A	4,362	176,661
Sirius XM Holdings, Inc.	118,958	612,634
Thomson Reuters Corp.	20,047	866,632
Time, Inc.	6,700	129,645
Townsquare Media, Inc. Class A(a)	500	6,090
Tribune Media Co. Class A	5,032	187,543
tronc, Inc.(a)	1,600	22,272
World Wrestling Entertainment, Inc. Class A	2,327	51,706

		6,909,036

Metals & Mining – 1.4%
AK Steel Holding Corp.(a)	20,800	149,552
Alcoa Corp.	9,900	340,560
Allegheny Technologies, Inc.	7,200	129,312
Ampco-Pittsburgh Corp.	500	7,025
Carpenter Technology Corp.	3,155	117,681
Century Aluminum Co.(a)	3,000	38,070
Cliffs Natural Resources, Inc.(a)	18,442	151,409
Coeur Mining, Inc.(a)	11,800	95,344
Commercial Metals Co.	7,600	145,388
Compass Minerals International, Inc.	2,214	150,220
Ferroglobe PLC	3,900	40,287
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	2,200	–
Gold Resource Corp.	3,000	13,560
Handy & Harman, Ltd.(a)	100	2,720
Haynes International, Inc.	800	30,496
Hecla Mining Co.	25,084	132,694
Kaiser Aluminum Corp.	1,111	88,769
Materion Corp.	1,455	48,815
Olympic Steel, Inc.	600	11,136
Real Industry, Inc.(a)	1,528	4,355
Reliance Steel & Aluminum Co.	4,709	376,814
Royal Gold, Inc.	4,358	305,278
Ryerson Holding Corp.(a)	800	10,080
Schnitzer Steel Industries, Inc. Class A	1,572	32,462
Southern Copper Corp.	5,703	204,681
Steel Dynamics, Inc.	15,723	546,531
Stillwater Mining Co.(a)	8,000	138,160
SunCoke Energy, Inc.(a)	3,900	34,944
Tahoe Resources, Inc.	20,284	162,881
TimkenSteel Corp.(a)	2,400	45,384
United States Steel Corp.	10,400	351,624
Worthington Industries, Inc.	3,000	135,270

		4,041,502

Mortgage Real Estate Investment – 0.2%
AGNC Investment Corp. REIT	22,293	443,408

Multi-Utilities – 0.4%
Avista Corp.	4,100	160,105
Black Hills Corp.	3,393	225,533
MDU Resources Group, Inc.	12,800	350,336
NorthWestern Corp.	3,155	185,198
Unitil Corp.	900	40,527
Vectren Corp.	5,592	327,747

		1,289,446

Multiline Retail – 0.1%
Big Lots, Inc.	3,020	147,014
Dillard’s, Inc. Class A	1,105	57,725
Fred’s, Inc. Class A	2,100	27,510
JC Penney Co., Inc.(a)	20,100	123,816
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,202	40,267

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Sears Holdings Corp.(a)	700	$8,043
Tuesday Morning Corp.(a)	2,700	10,125

		414,500

Oil, Gas & Consumable Fuels – 2.9%
Abraxas Petroleum Corp.(a)	9,000	18,180
Adams Resources & Energy, Inc.	66	2,465
Alon USA Energy, Inc.	1,900	23,161
Antero Resources Corp.(a)	12,174	277,689
Ardmore Shipping Corp.	1,700	13,685
Bill Barrett Corp.(a)	3,800	17,290
California Resources Corp.(a)	1,902	28,606
Callon Petroleum Co.(a)	12,004	157,973
Carrizo Oil & Gas, Inc.(a)	4,100	117,506
Cheniere Energy, Inc.(a)	13,368	631,905
Clayton Williams Energy, Inc.(a)	397	52,436
Clean Energy Fuels Corp.(a)	5,700	14,535
Cobalt International Energy, Inc.(a)	24,500	13,068
CONSOL Energy, Inc.	14,800	248,344
Contango Oil & Gas Co.(a)	1,300	9,516
Continental Resources, Inc.(a)	5,647	256,487
CVR Energy, Inc.	900	18,072
Delek US Holdings, Inc.	3,900	94,653
Denbury Resources, Inc.(a)	23,115	59,637
DHT Holdings, Inc.	5,496	24,567
Diamondback Energy, Inc.(a)	6,000	622,290
Dorian LPG, Ltd.(a)	1,500	15,795
Eclipse Resources Corp.(a)	3,400	8,636
Energen Corp.(a)	6,412	349,069
EP Energy Corp. Class A(a)	2,300	10,925
Erin Energy Corp.(a)	900	2,160
Evolution Petroleum Corp.	1,500	12,000
EXCO Resources, Inc.(a)	8,356	5,180
Extraction Oil & Gas, Inc.(a)	2,600	48,230
Frontline, Ltd.	4,420	29,791
GasLog, Ltd.	2,500	38,375
Gener8 Maritime, Inc.(a)	2,400	13,608
Golar LNG, Ltd.	6,200	173,166
Green Plains, Inc.	2,547	63,038
Gulfport Energy Corp.(a)	10,300	177,057
HollyFrontier Corp.	10,755	304,797
International Seaways, Inc.(a)	999	19,101
Isramco, Inc.(a)	44	5,155
Jagged Peak Energy, Inc.(a)	2,100	27,384
Jones Energy, Inc. Class A(a)	3,697	9,428
Kosmos Energy, Ltd.(a)	11,100	73,926
Laredo Petroleum, Inc.(a)	9,400	137,240
Matador Resources Co.(a)	5,900	140,361
Navios Maritime Acquisition Corp.	4,800	8,256
Nordic American Tankers, Ltd.	5,940	48,589
Northern Oil and Gas, Inc.(a)	2,800	7,280
Oasis Petroleum, Inc.(a)	15,400	219,604
Overseas Shipholding Group, Inc. Class A	2,300	8,878
Pacific Ethanol, Inc.(a)	1,700	11,645
Panhandle Oil and Gas, Inc. Class A	900	17,280
Par Pacific Holdings, Inc.(a)	1,889	31,150
Parsley Energy, Inc. Class A(a)	14,749	479,490
PBF Energy, Inc. Class A	7,049	156,276
PDC Energy, Inc.(a)	3,848	239,923
QEP Resources, Inc.(a)	15,623	198,568
Renewable Energy Group, Inc.(a)	2,300	24,035
REX American Resources Corp.(a)	387	35,020
Rice Energy, Inc.(a)	10,242	242,735
Ring Energy, Inc.(a)	2,500	27,050
RSP Permian, Inc.(a)	6,761	280,108
Sanchez Energy Corp.(a)	4,800	45,792
Scorpio Tankers, Inc.	9,800	43,512
SemGroup Corp. Class A	4,229	152,244
Ship Finance International, Ltd.	3,900	57,330
SM Energy Co.	6,656	159,877
SRC Energy, Inc.(a)	12,200	102,968
Targa Resources Corp.	11,810	707,419
Teekay Corp.	2,943	26,929
Teekay Tankers, Ltd. Class A	7,000	14,350
W&T Offshore, Inc.(a)	2,100	5,817
Western Refining, Inc.	5,362	188,045
Westmoreland Coal Co.(a)	1,100	15,972
Whiting Petroleum Corp.(a)	13,200	124,872
World Fuel Services Corp.	4,601	166,786
WPX Energy, Inc.(a)	25,400	340,106

		8,554,393

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	2,400	64,080
Clearwater Paper Corp.(a)	1,079	60,424
Deltic Timber Corp.	652	50,934
Domtar Corp.	4,014	146,591
KapStone Paper and Packaging Corp.	5,598	129,314
Louisiana-Pacific Corp.(a)	9,526	236,436
Neenah Paper, Inc.	1,046	78,136
PH Glatfelter Co.	2,800	60,872
Schweitzer-Mauduit International, Inc.	2,000	82,840

		909,627

Personal Products – 0.4%
Avon Products, Inc.(a)	29,200	128,480
Edgewell Personal Care Co.(a)	3,879	283,710
elf Beauty, Inc.(a)	600	17,280
Herbalife, Ltd.(a)	4,865	282,851
Inter Parfums, Inc.	1,300	47,515
Lifevantage Corp.(a)	800	4,296
Medifast, Inc.	600	26,622
Natural Health Trends Corp.	451	13,034
Nature’s Sunshine Products, Inc.	500	5,000
Nu Skin Enterprises, Inc. Class A	3,458	192,057
Nutraceutical International Corp.	500	15,575
Revlon, Inc. Class A(a)	700	19,495
Synutra International, Inc.(a)	1,300	7,735
USANA Health Sciences, Inc.(a)	608	35,021

		1,078,671

Pharmaceuticals – 0.9%
AcelRx Pharmaceuticals, Inc.(a)	2,100	6,615
Aclaris Therapeutics, Inc.(a)	658	19,622
Aerie Pharmaceuticals, Inc.(a)	1,800	81,630
Agile Therapeutics, Inc.(a)	800	2,564

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Akorn, Inc.(a)	5,544	$133,499
Amphastar Pharmaceuticals, Inc.(a)	2,100	30,450
Ampio Pharmaceuticals, Inc.(a)	2,900	2,320
ANI Pharmaceuticals, Inc.(a)	486	24,062
Aratana Therapeutics, Inc.(a)	2,000	10,600
Axsome Therapeutics, Inc.(a)	400	1,560
Bio-Path Holdings, Inc.(a)	5,300	4,384
Catalent, Inc.(a)	6,582	186,402
Cempra, Inc.(a)	4,200	15,750
Clearside Biomedical, Inc.(a)	300	2,382
Collegium Pharmaceutical, Inc.(a)	967	9,728
Corcept Therapeutics, Inc.(a)	4,900	53,704
Depomed, Inc.(a)	3,700	46,435
Dermira, Inc.(a)	1,500	51,165
Durect Corp.(a)	7,600	7,980
Egalet Corp.(a)	1,300	6,630
Endo International PLC(a)	13,600	151,776
Endocyte, Inc.(a)	2,300	5,911
Flex Pharma, Inc.(a)	400	1,760
Heska Corp.(a)	402	42,202
Horizon Pharma PLC(a)	10,737	158,693
Impax Laboratories, Inc.(a)	5,066	64,085
Innoviva, Inc.(a)	5,700	78,831
Intersect ENT, Inc.(a)	1,500	25,725
Intra-Cellular Therapies, Inc.(a)	2,056	33,410
Lannett Co., Inc.(a)	1,697	37,928
Lipocine, Inc.(a)	500	1,950
Medicines Co.(a)	4,359	213,155
MyoKardia, Inc.(a)	800	10,520
Nektar Therapeutics(a)	9,300	218,271
Neos Therapeutics, Inc.(a)	800	5,760
Novan, Inc.(a)	300	1,914
Ocular Therapeutix, Inc.(a)	1,100	10,208
Omeros Corp.(a)	2,400	36,288
Pacira Pharmaceuticals, Inc.(a)	2,437	111,127
Paratek Pharmaceuticals, Inc.(a)	1,100	21,175
Phibro Animal Health Corp. Class A	1,100	30,910
Prestige Brands Holdings, Inc.(a)	3,516	195,349
Reata Pharmaceuticals, Inc. Class A(a)	300	6,795
Revance Therapeutics, Inc.(a)	1,200	24,960
SciClone Pharmaceuticals, Inc.(a)	3,000	29,400
Sucampo Pharmaceuticals, Inc. Class A(a)	1,362	14,982
Supernus Pharmaceuticals, Inc.(a)	3,100	97,030
Teligent, Inc.(a)	2,500	19,525
Tetraphase Pharmaceuticals, Inc.(a)	2,200	20,218
TherapeuticsMD, Inc.(a)	9,500	68,400
Theravance Biopharma, Inc.(a)	2,704	99,561
Titan Pharmaceuticals, Inc.(a)	1,100	3,630
WaVe Life Sciences, Ltd.(a)	400	11,000
Zogenix, Inc.(a)	1,500	16,275

		2,566,206

Professional Services – 0.8%
Acacia Research Corp.(a)	3,000	17,250
Advisory Board Co.(a)	2,628	122,990
Barrett Business Services, Inc.	439	23,978
CBIZ, Inc.(a)	3,000	40,650
CEB, Inc.	2,232	175,435
Cogint, Inc.(a)	900	4,185
CRA International, Inc.	500	17,665
Exponent, Inc.	1,631	97,126
Franklin Covey Co.(a)	583	11,777
FTI Consulting, Inc.(a)	2,700	111,159
GP Strategies Corp.(a)	800	20,240
Heidrick & Struggles International, Inc.	1,100	28,985
Hill International, Inc.(a)	1,900	7,885
Huron Consulting Group, Inc.(a)	1,320	55,572
ICF International, Inc.(a)	1,102	45,513
Insperity, Inc.	1,043	92,462
Kelly Services, Inc. Class A	1,800	39,348
Kforce, Inc.	1,500	35,625
Korn/Ferry International	3,855	121,394
ManpowerGroup, Inc.	4,536	465,258
Mistras Group, Inc.(a)	987	21,102
Navigant Consulting, Inc.(a)	3,100	70,866
On Assignment, Inc.(a)	3,260	158,208
Resources Connection, Inc.	2,100	35,175
RPX Corp.(a)	3,000	36,000
TransUnion(a)	3,500	134,225
TriNet Group, Inc.(a)	2,800	80,920
TrueBlue, Inc.(a)	2,600	71,110
WageWorks, Inc.(a)	2,544	183,931

		2,326,034

Real Estate Investment Trusts (REITs) – 8.8%
Acadia Realty Trust	5,147	154,719
AG Mortgage Investment Trust, Inc. REIT	1,700	30,685
Agree Realty Corp. REIT	1,656	79,422
Alexander’s, Inc. REIT	173	74,712
Altisource Residential Corp. REIT	3,427	52,262
American Assets Trust, Inc. REIT	2,542	106,357
American Campus Communities, Inc.	8,572	407,941
American Homes 4 Rent Class A	11,497	263,971
Annaly Capital Management, Inc.	67,924	754,636
Anworth Mortgage Asset Corp. REIT	5,700	31,635
Apollo Commercial Real Estate Finance, Inc. REIT	5,440	102,326
Apple Hospitality REIT, Inc.	10,800	206,280
Ares Commercial Real Estate Corp. REIT	1,600	21,408
Armada Hoffler Properties, Inc. REIT	2,000	27,780
ARMOUR Residential REIT, Inc.	2,400	54,504
Ashford Hospitality Prime, Inc.	1,423	15,098
Ashford Hospitality Trust, Inc.	4,651	29,627
Bluerock Residential Growth REIT, Inc.	1,400	17,234
Brandywine Realty Trust	11,300	183,399
Brixmor Property Group, Inc.	12,891	276,641
Camden Property Trust	5,752	462,806
Capstead Mortgage Corp. REIT	6,110	64,399
Care Capital Properties, Inc.	5,652	151,869
CareTrust REIT, Inc.	4,400	74,008

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
CatchMark Timber Trust, Inc. Class A, REIT	2,300	$26,496
CBL & Associates Properties, Inc.	11,100	105,894
Cedar Realty Trust, Inc.	4,953	24,864
Chatham Lodging Trust REIT	2,283	45,089
Chesapeake Lodging Trust	4,000	95,840
Chimera Investment Corp.	12,958	261,492
City Office REIT, Inc.	1,600	19,440
Colony Starwood Homes	4,219	143,235
Columbia Property Trust, Inc.	8,708	193,753
Community Healthcare Trust, Inc. REIT	800	19,120
CorEnergy Infrastructure Trust, Inc.	760	25,673
CoreSite Realty Corp. REIT	2,241	201,802
Corporate Office Properties Trust	6,300	208,530
Cousins Properties, Inc. REIT	23,665	195,710
CubeSmart REIT	12,142	315,206
CyrusOne, Inc. REIT	4,646	239,130
CYS Investments, Inc. REIT	10,300	81,885
DCT Industrial Trust, Inc. REIT	5,884	283,138
DDR Corp. REIT	20,303	254,397
DiamondRock Hospitality Co.	13,000	144,950
Douglas Emmett, Inc.	9,537	366,221
Duke Realty Corp.	23,158	608,361
DuPont Fabros Technology, Inc. REIT	4,853	240,660
Dynex Capital, Inc. REIT	2,700	19,143
Easterly Government Properties, Inc.	2,000	39,580
EastGroup Properties, Inc.	2,028	149,119
Education Realty Trust, Inc.	4,896	200,002
Empire State Realty Trust, Inc. Class A	7,924	163,551
EPR Properties	4,205	309,614
Equity Commonwealth(a)	7,943	247,980
Equity LifeStyle Properties, Inc.	5,170	398,400
Farmland Partners, Inc. REIT	2,100	23,457
FelCor Lodging Trust, Inc.	8,700	65,337
First Industrial Realty Trust, Inc. REIT	7,673	204,332
First Potomac Realty Trust	3,446	35,425
Forest City Realty Trust, Inc. Class A	15,401	335,434
Four Corners Property Trust, Inc. REIT	3,809	86,959
Franklin Street Properties Corp. REIT	6,561	79,651
Gaming and Leisure Properties, Inc.	12,596	420,958
GEO Group, Inc. REIT	4,800	222,576
Getty Realty Corp.	1,605	40,558
Gladstone Commercial Corp.	1,500	31,005
Global Medical REIT, Inc.	900	8,172
Government Properties Income Trust REIT	4,757	99,564
Gramercy Property Trust REIT	9,180	241,434
Great Ajax Corp.	900	11,745
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,697	54,479
Healthcare Realty Trust, Inc. REIT	7,854	255,255
Healthcare Trust of America, Inc. Class A	9,166	288,362
Hersha Hospitality Trust	2,500	46,975
Highwoods Properties, Inc.	6,570	322,784
Hospitality Properties Trust	10,800	340,524
Hudson Pacific Properties, Inc. REIT	7,837	271,474
Independence Realty Trust, Inc.	3,473	32,542
InfraREIT, Inc.(a)	2,400	43,200
Invesco Mortgage Capital, Inc. REIT	7,600	117,192
Investors Real Estate Trust	7,300	43,289
iStar, Inc.(a)	4,500	53,100
Kilroy Realty Corp. REIT	6,451	464,988
Kite Realty Group Trust REIT	5,383	115,734
Ladder Capital Corp. REIT	2,628	37,948
Lamar Advertising Co. Class A	5,601	418,619
LaSalle Hotel Properties	7,076	204,850
Lexington Realty Trust REIT	15,400	153,692
Liberty Property Trust REIT	9,827	378,831
Life Storage, Inc. REIT	3,138	257,693
LTC Properties, Inc.	2,454	117,547
Mack-Cali Realty Corp.	5,800	156,252
Medical Properties Trust, Inc. REIT	19,077	245,903
MFA Financial, Inc.	24,700	199,576
Monmouth Real Estate Investment Corp.	4,279	61,061
Monogram Residential Trust, Inc.	11,100	110,667
MTGE Investment Corp.	2,800	46,900
National Health Investors, Inc. REIT	2,662	193,341
National Retail Properties, Inc.	9,400	410,028
National Storage Affiliates Trust	2,600	62,140
New Residential Investment Corp. REIT	19,900	337,902
New Senior Investment Group, Inc. REIT	4,600	46,920
New York Mortgage Trust, Inc. REIT	6,600	40,722
NexPoint Residential Trust, Inc.	1,100	26,576
NorthStar Realty Europe Corp. REIT	3,300	38,247
Omega Healthcare Investors, Inc.	12,332	406,833
One Liberty Properties, Inc.	800	18,688
Orchid Island Capital, Inc.	1,900	18,981
Outfront Media, Inc.	9,067	240,729
Owens Realty Mortgage, Inc. REIT	600	10,680
Paramount Group, Inc. REIT	12,000	194,520
Parkway, Inc. REIT	2,712	53,942
Pebblebrook Hotel Trust	4,700	137,287
Pennsylvania Real Estate Investment Trust	4,692	71,037
PennyMac Mortgage Investment Trust REIT	4,241	75,278
Physicians Realty Trust REIT	9,000	178,830

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Piedmont Office Realty Trust, Inc. Class A	9,805	$209,631
Potlatch Corp. REIT	2,600	118,820
Preferred Apartment Communities, Inc. Class A	1,400	18,494
PS Business Parks, Inc.	1,352	155,155
QTS Realty Trust, Inc. Class A, REIT	3,048	148,590
RAIT Financial Trust	5,493	17,578
Ramco-Gershenson Properties Trust	4,900	68,698
Rayonier, Inc.	8,162	231,311
Redwood Trust, Inc. REIT	5,200	86,372
Resource Capital Corp. REIT	1,775	17,342
Retail Opportunity Investments Corp. REIT	7,000	147,210
Retail Properties of America, Inc. Class A	15,700	226,394
Rexford Industrial Realty, Inc.	4,307	96,994
RLJ Lodging Trust REIT	8,512	200,117
Ryman Hospitality Properties, Inc.	2,827	174,793
Sabra Health Care REIT, Inc.	4,100	114,513
Saul Centers, Inc.	612	37,711
Select Income REIT	4,200	108,318
Senior Housing Properties Trust	16,077	325,559
Seritage Growth Properties Class A REIT	1,538	66,365
Silver Bay Realty Trust Corp. REIT	2,000	42,940
Spirit Realty Capital, Inc. REIT	32,277	326,966
STAG Industrial, Inc. REIT	5,500	137,610
Starwood Property Trust, Inc.	17,000	383,860
STORE Capital Corp.	9,847	235,146
Summit Hotel Properties, Inc. REIT	5,400	86,292
Sun Communities, Inc. REIT	4,399	353,372
Sunstone Hotel Investors, Inc. REIT	14,343	219,878
Tanger Factory Outlet Centers, Inc.	6,558	214,906
Taubman Centers, Inc.	3,848	254,045
Terreno Realty Corp.	3,000	84,000
Tier REIT, Inc.	3,155	54,771
Two Harbors Investment Corp.	23,100	221,529
UMH Properties, Inc.	1,500	22,815
Universal Health Realty Income Trust	800	51,600
Urban Edge Properties	6,000	157,800
Urstadt Biddle Properties, Inc. Class A, REIT	1,800	37,008
VEREIT, Inc.	64,919	551,162
Washington Prime Group, Inc. REIT	12,200	106,018
Washington Real Estate Investment Trust	4,902	153,335
Weingarten Realty Investors REIT	7,617	254,332
Western Asset Mortgage Capital Corp.	2,500	24,425
Whitestone REIT	1,700	23,528
WP Carey, Inc.	7,002	435,664
Xenia Hotels & Resorts, Inc. REIT	6,800	116,076

		25,699,762

Real Estate Management & Development – 0.5%
Alexander & Baldwin, Inc.	3,018	134,361
Altisource Portfolio Solutions SA(a)	700	25,760
AV Homes, Inc.(a)	700	11,515
Consolidated-Tomoka Land Co.	223	11,940
Forestar Group, Inc.(a)	2,100	28,665
FRP Holdings, Inc.(a)	345	13,800
HFF, Inc. Class A	2,446	67,681
Howard Hughes Corp.(a)	2,404	281,869
Jones Lang LaSalle, Inc.	3,105	346,052
Kennedy-Wilson Holdings, Inc.	5,400	119,880
Marcus & Millichap, Inc.(a)	900	22,122
RE/MAX Holdings, Inc. Class A	1,100	65,395
Realogy Holdings Corp.	9,625	286,729
RMR Group, Inc. Class A	446	22,077
St. Joe Co.(a)	3,200	54,560
Stratus Properties, Inc.	400	10,960
Tejon Ranch Co.(a)	800	17,512
Trinity Place Holdings, Inc.(a)	3,100	22,661

		1,543,539

Road & Rail – 0.6%
AMERCO	408	155,525
ArcBest Corp.	1,500	39,000
Avis Budget Group, Inc.(a)	5,202	153,875
Celadon Group, Inc.	1,600	10,480
Covenant Transportation Group, Inc. Class A(a)	700	13,160
Genesee & Wyoming, Inc. Class A(a)	4,166	282,705
Heartland Express, Inc.	2,800	56,140
Hertz Global Holdings, Inc.(a)	4,766	83,596
Knight Transportation, Inc.	4,400	137,940
Landstar System, Inc.	2,829	242,304
Marten Transport, Ltd.	1,393	32,666
Old Dominion Freight Line, Inc.	4,566	390,712
PAM Transportation Services, Inc.(a)	100	1,629
Roadrunner Transportation Systems, Inc.(a)	1,800	12,366
Saia, Inc.(a)	1,600	70,880
Swift Transportation Co.(a)	4,931	101,283
Universal Logistics Holdings, Inc.	500	7,175
USA Truck, Inc.(a)	300	2,205
Werner Enterprises, Inc.	3,000	78,600
YRC Worldwide, Inc.(a)	2,000	22,020

		1,894,261

Semiconductors & Semiconductor Equipment – 2.5%
Acacia Communications, Inc.(a)	300	17,586
Advanced Energy Industries, Inc.(a)	2,600	178,256
Alpha & Omega Semiconductor, Ltd.(a)	1,087	18,685
Ambarella, Inc.(a)	2,300	125,833

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Amkor Technology, Inc.(a)	6,952	$80,574
Axcelis Technologies, Inc.(a)	1,775	33,370
Brooks Automation, Inc.	4,300	96,320
Cabot Microelectronics Corp.	1,581	121,120
Cavium, Inc.(a)	4,201	301,044
CEVA, Inc.(a)	1,200	42,600
Cirrus Logic, Inc.(a)	4,140	251,257
Cohu, Inc.	1,600	29,536
Cree, Inc.(a)	6,700	179,091
Cypress Semiconductor Corp.	20,339	279,865
Diodes, Inc.(a)	2,692	64,743
DSP Group, Inc.(a)	1,300	15,600
Entegris, Inc.(a)	9,400	219,960
Exar Corp.(a)	2,400	31,224
First Solar, Inc.(a)	5,365	145,391
FormFactor, Inc.(a)	4,165	49,355
GigPeak, Inc.(a)	3,500	10,780
Impinj, Inc.(a)	400	12,108
Inphi Corp.(a)	2,549	124,442
Integrated Device Technology, Inc.(a)	9,111	215,657
IXYS Corp.	1,530	22,261
Kopin Corp.(a)	3,700	15,170
Lattice Semiconductor Corp.(a)	8,480	58,682
MACOM Technology Solutions Holdings, Inc.(a)	2,552	123,262
Marvell Technology Group, Ltd.	26,662	406,862
Maxim Integrated Products, Inc.	18,825	846,372
MaxLinear, Inc.(a)	3,800	106,590
Microsemi Corp.(a)	7,647	394,050
MKS Instruments, Inc.	3,447	236,981
Monolithic Power Systems, Inc.	2,523	232,368
Nanometrics, Inc.(a)	1,600	48,736
NeoPhotonics Corp.(a)	1,800	16,218
NVE Corp.	326	26,990
ON Semiconductor Corp.(a)	28,007	433,828
PDF Solutions, Inc.(a)	1,600	36,192
Photronics, Inc.(a)	3,900	41,730
Power Integrations, Inc.	1,900	124,925
Rambus, Inc.(a)	6,800	89,352
Rudolph Technologies, Inc.(a)	2,153	48,227
Semtech Corp.(a)	4,132	139,662
Sigma Designs, Inc.(a)	2,200	13,750
Silicon Laboratories, Inc.(a)	2,729	200,718
SunPower Corp.(a)	3,455	21,075
Synaptics, Inc.(a)	2,238	110,803
Teradyne, Inc.	13,368	415,745
Ultra Clean Holdings, Inc.(a)	1,900	32,053
Ultratech, Inc.(a)	1,322	39,158
Veeco Instruments, Inc.(a)	2,501	74,655
Versum Materials, Inc.(a)	6,600	201,960
Xcerra Corp.(a)	3,200	28,448
Xperi Corp.	3,342	113,461

		7,344,681

Software – 4.4%
A10 Networks, Inc.(a)	2,600	23,790
ACI Worldwide, Inc.(a)	7,600	162,564
American Software, Inc. Class A	1,500	15,420
ANSYS, Inc.(a)	5,844	624,548
Aspen Technology, Inc.(a)	5,055	297,841
Atlassian Corp. PLC Class A(a)	1,600	47,920
Barracuda Networks, Inc.(a)	1,300	30,043
Blackbaud, Inc.	3,243	248,641
Blackline, Inc.(a)	600	17,856
Bottomline Technologies de, Inc.(a)	2,600	61,490
BroadSoft, Inc.(a)	1,912	76,862
Cadence Design Systems, Inc.(a)	18,402	577,823
Callidus Software, Inc.(a)	3,903	83,329
CDK Global, Inc.	9,635	626,371
CommVault Systems, Inc.(a)	2,542	129,134
Dell Technologies, Inc. Class V(a)	14,474	927,494
Digimarc Corp.(a)	540	14,580
Ebix, Inc.	1,700	104,125
Ellie Mae, Inc.(a)	2,158	216,383
EnerNOC, Inc.(a)	1,600	9,600
Everbridge, Inc.(a)	500	10,265
Exa Corp.(a)	800	10,160
Fair Isaac Corp.	2,028	261,511
FireEye, Inc.(a)	9,953	125,507
Fortinet, Inc.(a)	9,882	378,975
Gigamon, Inc.(a)	2,100	74,655
Globant SA(a)	1,600	58,240
Glu Mobile, Inc.(a)	6,200	14,074
Guidance Software, Inc.(a)	1,400	8,260
Guidewire Software, Inc.(a)	4,806	270,722
HubSpot, Inc.(a)	1,875	113,531
Imperva, Inc.(a)	1,873	76,887
Jive Software, Inc.(a)	3,450	14,835
Manhattan Associates, Inc.(a)	5,006	260,562
MicroStrategy, Inc. Class A(a)	621	116,624
Mitek Systems, Inc.(a)	1,800	11,970
MobileIron, Inc.(a)	2,804	12,197
Model N, Inc.(a)	1,300	13,585
Monotype Imaging Holdings, Inc.	2,593	52,119
Nuance Communications, Inc.(a)	14,745	255,236
Park City Group, Inc.(a)	800	9,880
Paycom Software, Inc.(a)	2,900	166,779
Paylocity Holding Corp.(a)	1,300	50,219
Pegasystems, Inc.	2,361	103,530
Progress Software Corp.	3,700	107,485
Proofpoint, Inc.(a)	2,650	197,054
PROS Holdings, Inc.(a)	1,500	36,285
PTC, Inc.(a)	7,493	393,757
QAD, Inc. Class A	600	16,710
Qualys, Inc.(a)	1,664	63,066
Rapid7, Inc.(a)	1,200	17,976
RealPage, Inc.(a)	3,884	135,552
RingCentral, Inc. Class A(a)	3,885	109,945
Rosetta Stone, Inc.(a)	1,200	11,700
Rubicon Project, Inc.(a)	2,207	12,999
Sapiens International Corp. NV	1,500	19,320
SecureWorks Corp. Class A(a)	200	1,900
ServiceNow, Inc.(a)	10,473	916,073
Silver Spring Networks, Inc.(a)	2,300	25,967
Splunk, Inc.(a)	8,784	547,155
SS&C Technologies Holdings, Inc.	11,052	391,241
Synchronoss Technologies, Inc.(a)	2,597	63,367

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Tableau Software, Inc. Class A(a)	3,685	$182,592
Take-Two Interactive Software, Inc.(a)	6,450	382,291
Telenav, Inc.(a)	1,952	16,885
TiVo Corp.	7,700	144,375
Tyler Technologies, Inc.(a)	2,219	342,969
Ultimate Software Group, Inc.(a)	1,865	364,067
Varonis Systems, Inc.(a)	690	21,942
VASCO Data Security International, Inc.(a)	1,800	24,300
Verint Systems, Inc.(a)	4,129	179,095
VirnetX Holding Corp.(a)	2,900	6,670
VMware, Inc. Class A(a)	5,483	505,204
Workday, Inc. Class A(a)	7,797	649,334
Workiva, Inc.(a)	1,300	20,345
Zendesk, Inc.(a)	5,287	148,247
Zix Corp.(a)	3,200	15,392
Zynga, Inc. Class A(a)	47,800	136,230

		12,973,627

Specialty Retail – 1.8%
Aaron’s, Inc.	4,338	129,012
Abercrombie & Fitch Co. Class A	4,096	48,865
America’s Car-Mart, Inc.(a)	444	16,184
American Eagle Outfitters, Inc.	11,350	159,241
Asbury Automotive Group, Inc.(a)	1,422	85,462
Ascena Retail Group, Inc.(a)	10,363	44,146
At Home Group, Inc.(a)	500	7,580
Barnes & Noble Education, Inc.(a)	2,400	23,016
Barnes & Noble, Inc.	3,754	34,725
Big 5 Sporting Goods Corp.	1,100	16,610
Boot Barn Holdings, Inc.(a)	800	7,912
Buckle, Inc.	1,684	31,322
Build-A-Bear Workshop, Inc.(a)	800	7,080
Burlington Stores, Inc.(a)	4,735	460,668
Cabela’s, Inc.(a)	3,253	172,767
Caleres, Inc.	2,700	71,334
Camping World Holdings, Inc. Class A	700	22,568
Cato Corp. Class A	1,500	32,940
Chico’s FAS, Inc.	8,600	122,120
Children’s Place, Inc.	1,222	146,701
Citi Trends, Inc.	900	15,300
Conn’s, Inc.(a)	1,243	10,876
Container Store Group, Inc.(a)	1,000	4,230
CST Brands, Inc.	4,883	234,823
Destination XL Group, Inc.(a)	2,200	6,270
Dick’s Sporting Goods, Inc.	5,877	285,975
DSW, Inc. Class A	4,500	93,060
Express, Inc.(a)	4,449	40,530
Finish Line, Inc. Class A	2,500	35,575
Five Below, Inc.(a)	3,554	153,924
Francesca’s Holdings Corp.(a)	2,275	34,921
GameStop Corp. Class A	6,600	148,830
Genesco, Inc.(a)	1,305	72,362
GNC Holdings, Inc. Class A	4,103	30,198
Group 1 Automotive, Inc.	1,352	100,156
Guess?, Inc.	3,700	41,255
Haverty Furniture Cos., Inc.	1,100	26,785
Hibbett Sports, Inc.(a)	1,434	42,303
Kirkland’s, Inc.(a)	900	11,160
Lithia Motors, Inc. Class A	1,585	135,755
Lumber Liquidators Holdings, Inc.(a)	1,576	33,080
MarineMax, Inc.(a)	1,478	31,999
Michaels Cos., Inc.(a)	6,291	140,856
Monro Muffler Brake, Inc.	1,998	104,096
Murphy USA, Inc.(a)	2,394	175,768
Office Depot, Inc.	36,200	168,873
Party City Holdco, Inc.(a)	1,600	22,480
Penske Automotive Group, Inc.	2,477	115,948
Pier 1 Imports, Inc.	4,900	35,084
Rent-A-Center, Inc.	3,100	27,497
RH(a)	2,629	121,618
Sally Beauty Holdings, Inc.(a)	9,785	200,005
Sears Hometown and Outlet Stores, Inc.(a)	400	1,560
Select Comfort Corp.(a)	2,776	68,817
Shoe Carnival, Inc.	800	19,656
Sonic Automotive, Inc. Class A	1,700	34,085
Sportsman’s Warehouse Holdings, Inc.(a)	1,500	7,170
Stage Stores, Inc.	1,500	3,885
Stein Mart, Inc.	1,853	5,578
Tailored Brands, Inc.	3,152	47,091
Tile Shop Holdings, Inc.	1,919	36,941
Tilly’s, Inc. Class A	700	6,314
Urban Outfitters, Inc.(a)	6,414	152,397
Vitamin Shoppe, Inc.(a)	1,500	30,225
West Marine, Inc.(a)	1,082	10,322
Williams-Sonoma, Inc.	5,948	318,932
Winmark Corp.	174	19,662
Zumiez, Inc.(a)	1,100	20,130

		5,124,610

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	7,300	109,208
Avid Technology, Inc.(a)	1,900	8,854
CPI Card Group, Inc.	1,269	5,330
Cray, Inc.(a)	2,766	60,575
Diebold Nixdorf, Inc.	4,551	139,716
Eastman Kodak Co.(a)	1,000	11,500
Electronics For Imaging, Inc.(a)	3,105	151,617
Immersion Corp.(a)	1,735	15,025
NCR Corp.(a)	8,267	377,637
Nimble Storage, Inc.(a)	3,800	47,500
Pure Storage, Inc. Class A(a)	4,100	40,303
Stratasys, Ltd.(a)	3,182	65,199
Super Micro Computer, Inc.(a)	2,372	60,130
USA Technologies, Inc.(a)	2,200	9,350

		1,101,944

Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	3,339	299,842
Columbia Sportswear Co.	1,787	104,986
Crocs, Inc.(a)	4,400	31,108
Culp, Inc.	600	18,720
Deckers Outdoor Corp.(a)	2,120	126,628
Delta Apparel, Inc.(a)	400	7,052
Fossil Group, Inc.(a)	2,500	43,625

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
G-III Apparel Group, Ltd.(a)	2,881	$63,065
Iconix Brand Group, Inc.(a)	2,600	19,552
Kate Spade & Co.(a)	8,500	197,455
lululemon athletica, Inc.(a)	6,432	333,628
Movado Group, Inc.	900	22,455
Oxford Industries, Inc.	930	53,252
Perry Ellis International, Inc.(a)	800	17,184
Sequential Brands Group, Inc.(a)	2,310	8,986
Skechers U.S.A., Inc. Class A(a)	8,647	237,360
Steven Madden, Ltd.(a)	4,000	154,200
Superior Uniform Group, Inc.	500	9,300
Unifi, Inc.(a)	900	25,551
Vera Bradley, Inc.(a)	1,200	11,172
Vince Holding Corp.(a)	1,300	2,015
Wolverine World Wide, Inc.	6,400	159,808

		1,946,944

Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	6,100	125,111
Bank Mutual Corp.	2,400	22,560
BankFinancial Corp.	900	13,068
Bear State Financial, Inc.	1,100	10,340
Beneficial Bancorp, Inc.	4,400	70,400
BofI Holding, Inc.(a)	3,900	101,907
BSB Bancorp, Inc.(a)	479	13,532
Capitol Federal Financial, Inc.	8,300	121,429
Charter Financial Corp.	800	15,736
Clifton Bancorp, Inc.	1,320	21,371
Dime Community Bancshares, Inc.	1,900	38,570
ESSA Bancorp, Inc.	500	7,290
Essent Group, Ltd.(a)	4,800	173,616
EverBank Financial Corp.	6,700	130,516
Federal Agricultural Mortgage Corp. Class C	500	28,785
First Defiance Financial Corp.	548	27,131
Flagstar Bancorp, Inc.(a)	1,300	36,647
Greene County Bancorp, Inc.	200	4,670
Hingham Institution for Savings	81	14,325
Home Bancorp, Inc.	300	10,125
HomeStreet, Inc.(a)	1,874	52,378
Impac Mortgage Holdings, Inc.(a)	589	7,339
Kearny Financial Corp.	5,500	82,775
LendingTree, Inc.(a)	410	51,394
Meridian Bancorp, Inc.	3,400	62,220
Meta Financial Group, Inc.	581	51,419
MGIC Investment Corp.(a)	22,400	226,912
Nationstar Mortgage Holdings, Inc.(a)	1,900	29,944
New York Community Bancorp, Inc.	31,823	444,567
NMI Holdings, Inc. Class A(a)	3,000	34,200
Northfield Bancorp, Inc.	3,000	54,060
Northwest Bancshares, Inc.	6,300	106,092
OceanFirst Financial Corp.	1,800	50,715
Ocwen Financial Corp.(a)	6,000	32,820
Oritani Financial Corp.	2,300	39,100
PennyMac Financial Services, Inc. Class A(a)	800	13,640
PHH Corp.(a)	3,200	40,736
Provident Bancorp, Inc.(a)	200	4,190
Provident Financial Holdings, Inc.	400	7,460
Provident Financial Services, Inc.	4,500	116,325
Radian Group, Inc.	14,200	255,032
SI Financial Group, Inc.	700	9,835
Southern Missouri Bancorp, Inc.	400	14,208
Territorial Bancorp, Inc.	455	14,182
TFS Financial Corp.	4,029	66,962
TrustCo Bank Corp. NY	5,500	43,175
United Community Financial Corp.	2,800	23,352
United Financial Bancorp, Inc.	3,600	61,236
Walker & Dunlop, Inc.(a)	1,800	75,042
Walter Investment Management Corp.(a)	1,100	1,188
Washington Federal, Inc.	6,200	205,220
Waterstone Financial, Inc.	1,500	27,375
Western New England Bancorp, Inc.	1,500	15,750
WSFS Financial Corp.	1,900	87,305

		3,395,277

Tobacco – 0.1%
Alliance One International, Inc.(a)	500	6,425
Turning Point Brands, Inc.(a)	400	6,240
Universal Corp.	1,441	101,951
Vector Group, Ltd.	6,350	132,080

		246,696

Trading Companies & Distributors – 1.1%
Air Lease Corp.	6,400	248,000
Aircastle, Ltd.	3,300	79,629
Applied Industrial Technologies, Inc.	2,461	152,213
Beacon Roofing Supply, Inc.(a)	3,849	189,217
BMC Stock Holdings, Inc.(a)	3,525	79,665
CAI International, Inc.(a)	1,400	22,036
DXP Enterprises, Inc.(a)	900	34,083
GATX Corp.	2,685	163,677
GMS, Inc.(a)	400	14,016
H&E Equipment Services, Inc.	1,900	46,588
HD Supply Holdings, Inc.(a)	13,430	552,309
Herc Holdings, Inc.(a)	1,538	75,193
Kaman Corp.	1,799	86,586
Lawson Products, Inc.(a)	400	8,980
MRC Global, Inc.(a)	6,400	117,312
MSC Industrial Direct Co., Inc. Class A	2,958	303,964
Neff Corp. Class A(a)	600	11,670
NOW, Inc.(a)	7,100	120,416
Rush Enterprises, Inc. Class A(a)	1,800	59,544
Rush Enterprises, Inc. Class B(a)	400	12,472
SiteOne Landscape Supply, Inc.(a)	700	33,887
Textainer Group Holdings, Ltd.	1,400	21,420
Titan Machinery, Inc.(a)	1,100	16,874
Triton International, Ltd.	2,600	67,054
Univar, Inc.(a)	2,901	88,945
Veritiv Corp.(a)	491	25,434
Watsco, Inc.	1,790	256,292
WESCO International, Inc.(a)	3,328	231,462
Willis Lease Finance Corp.(a)	200	4,470

		3,123,408

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	5,055	$407,332
Wesco Aircraft Holdings, Inc.(a)	3,300	37,620

		444,952

Water Utilities – 0.3%
American States Water Co.	2,446	108,358
Aqua America, Inc.	11,815	379,852
AquaVenture Holdings, Ltd.(a)	400	6,828
Artesian Resources Corp. Class A	451	14,684
California Water Service Group	3,176	113,860
Connecticut Water Service, Inc.	700	37,205
Consolidated Water Co., Ltd.	900	10,485
Global Water Resources, Inc.	300	2,610
Middlesex Water Co.	1,000	36,950
SJW Group	1,000	48,220
York Water Co.	800	28,040

		787,092

Wireless Telecommunication Services – 0.7%
Boingo Wireless, Inc.(a)	2,100	27,279
NII Holdings, Inc.(a)	3,200	4,160
Shenandoah Telecommunications Co.	3,550	99,578
Spok Holdings, Inc.	1,200	22,800
Sprint Corp.(a)	50,874	441,586
T-Mobile US, Inc.(a)	18,883	1,219,653
Telephone & Data Systems, Inc.	6,200	164,362
United States Cellular Corp.(a)	800	29,864

		2,009,282

TOTAL COMMON STOCKS (Cost $264,690,070)		282,123,555

	Principal Amount
CORPORATE BONDS & NOTES – 0.0%(d)
Metal Fabricate & Hardware – 0.0%(d)
Mueller Industries, Inc. 6.00%, 3/1/2027 (Cost $18,000)	$18,000	17,865

Security Description	Shares	Value
RIGHTS – 0.0%(d)
Biotechnology – 0.0%(d)
Dyax Corp. (CVR)(a)(e)	1,009	1,120
Tobira Therapeutics, Inc. (CVR)(a)(e)	200	2,748

		3,868

Media – 0.0%(d)
Media General, Inc. (CVR)(a)(e)	6,500	12,350

TOTAL RIGHTS (Cost $3,868)		16,218

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(f)(g) (Cost $5,226,347)	5,226,347	5,226,347

TOTAL INVESTMENTS – 98.1% (Cost $269,938,285)		287,383,985
Other Assets in Excess of Liabilities – 1.9%		5,707,937

NET ASSETS – 100.0%		$293,091,922

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.

(d)	Amount is less than 0.05% of net assets.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the securities is $16,218, representing 0.0% of the Fund’s net assets.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2017.

CVR	Contingent Value Rights
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
E-mini S&P MidCap 400 Index (long)	06/16/2017	18	$3,092,760	$11,004
Russell 2000 Index Mini (long)	06/16/2017	25	1,730,500	25,736

Total unrealized appreciation on open futures contracts purchased				$36,740

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$4,761,580	$–	$–		$4,761,580
Air Freight & Logistics	721,493	–	–		721,493
Airlines	1,355,215	–	–		1,355,215
Auto Components	3,270,852	–	–		3,270,852
Automobiles	2,672,882	–	–		2,672,882
Banks	20,658,402	–	–		20,658,402
Beverages	309,872	–	–		309,872
Biotechnology	10,299,391	–	–		10,299,391
Building Products	3,250,794	–	–		3,250,794
Capital Markets	4,415,348	–	–		4,415,348
Chemicals	8,112,942	–	–		8,112,942
Commercial Services & Supplies	4,487,440	–	–		4,487,440
Communications Equipment	5,601,352	–	–		5,601,352
Construction & Engineering	2,155,039	–	–		2,155,039
Construction Materials	678,071	–	–		678,071
Consumer Finance	1,897,877	–	–		1,897,877
Containers & Packaging	3,254,868	–	–		3,254,868
Distributors	423,076	–	–		423,076
Diversified Consumer Services	2,129,777	–	–		2,129,777
Diversified Financial Services	2,170,953	–	–		2,170,953
Diversified Telecommunication Services	1,321,718	–	–		1,321,718
Electric Utilities	3,135,520	–	–		3,135,520
Electrical Equipment	1,482,790	–	–		1,482,790
Electronic Equipment, Instruments & Components	8,203,416	–	–		8,203,416
Energy Equipment & Services	3,323,516	–	–		3,323,516
Equity Real Estate Investment Trusts (REITs)	1,479,872	–	–		1,479,872
Food & Staples Retailing	1,546,443	–	–		1,546,443
Food Products	5,850,773	–	–		5,850,773
Gas Utilities	2,983,431	–	–		2,983,431
Health Care Equipment & Supplies	7,598,941	–	–		7,598,941
Health Care Providers & Services	4,336,474	–	–		4,336,474
Health Care Technology	1,459,839	–	–		1,459,839
Hotels, Restaurants & Leisure	11,510,101	–	–		11,510,101
Household Durables	3,056,879	–	–		3,056,879
Household Products	843,864	–	–		843,864
Independent Power Producers & Energy Traders	868,889	–	–		868,889
Industrial Conglomerates	518,802	–	–		518,802
Insurance	12,167,500	–	–		12,167,500
Internet & Catalog Retail	1,784,560	–	–		1,784,560
Internet Software & Services	4,975,897	–	–		4,975,897
IT Services	9,493,811	–	–		9,493,811
Leisure Equipment & Products	1,134,124	–	–		1,134,124
Life Sciences Tools & Services	3,140,424	–	–		3,140,424
Machinery	10,732,973	–	–		10,732,973
Marine	376,876	–	–		376,876
Media	6,909,036	–	–		6,909,036
Metals & Mining	4,041,502	–	0	(a)	4,041,502
Mortgage Real Estate Investment	443,408	–	–		443,408
Multi-Utilities	1,289,446	–	–		1,289,446
Multiline Retail	414,500	–	–		414,500
Oil, Gas & Consumable Fuels	8,554,393	–	–		8,554,393
Paper & Forest Products	909,627	–	–		909,627
Personal Products	1,078,671	–	–		1,078,671

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$2,566,206	$–	$–	$2,566,206
Professional Services	2,326,034	–	–	2,326,034
Real Estate Investment Trusts (REITs)	25,699,762	–	–	25,699,762
Real Estate Management & Development	1,543,539	–	–	1,543,539
Road & Rail	1,894,261	–	–	1,894,261
Semiconductors & Semiconductor Equipment	7,344,681	–	–	7,344,681
Software	12,973,627	–	–	12,973,627
Specialty Retail	5,124,610	–	–	5,124,610
Technology Hardware, Storage & Peripherals	1,101,944	–	–	1,101,944
Textiles, Apparel & Luxury Goods	1,946,944	–	–	1,946,944
Thrifts & Mortgage Finance	3,395,277	–	–	3,395,277
Tobacco	246,696	–	–	246,696
Trading Companies & Distributors	3,123,408	–	–	3,123,408
Transportation Infrastructure	444,952	–	–	444,952
Water Utilities	787,092	–	–	787,092
Wireless Telecommunication Services	2,009,282	–	–	2,009,282
Corporate Bonds & Notes
Metal Fabricate & Hardware	–	17,865	–	17,865
Rights
Biotechnology	–	3,868	–	3,868
Media	–	12,350	–	12,350
Short-Term Investment	5,226,347	–	–	5,226,347

Total Investments	$287,349,902	$34,083	$0	$287,383,985

Other Financial Instruments:
Futures Contracts(b)	36,740	–	–	36,740

Total Investments And Other Financial Instruments	$287,386,642	$34,083	$0	$287,420,725

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,020,616	$3,020,616	136,832,746	134,627,015	5,226,347	$5,226,347	$9,408

TOTAL		$3,020,616				$5,226,347	$9,408

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 5.0%
General Dynamics Corp.	285	$53,352
Huntington Ingalls Industries, Inc.	189	37,845
Northrop Grumman Corp.	140	33,298
Spirit AeroSystems Holdings, Inc. Class A	886	51,317

		175,812

Airlines – 1.0%
Delta Air Lines, Inc.	764	35,113

Banks – 4.3%
Bank of America Corp.	1,402	33,073
Citigroup, Inc.	546	32,662
JPMorgan Chase & Co.	681	59,819
US Bancorp	503	25,904

		151,458

Beverages – 1.2%
PepsiCo, Inc.	383	42,842

Biotechnology – 1.1%
Amgen, Inc.	230	37,736

Capital Markets – 0.7%
Morgan Stanley	589	25,233

Commercial Services & Supplies – 3.4%
KAR Auction Services, Inc.	750	32,753
Republic Services, Inc.	563	35,362
Waste Management, Inc.	699	50,971

		119,086

Communications Equipment – 2.3%
Cisco Systems, Inc.	1,587	53,641
Motorola Solutions, Inc.	316	27,245

		80,886

Consumer Finance – 2.0%
Ally Financial, Inc.	1,793	36,452
American Express Co.	448	35,441

		71,893

Diversified Telecommunication Services – 1.0%
AT&T, Inc.	834	34,653

Electric Utilities – 10.8%
American Electric Power Co., Inc.	617	41,419
Edison International	618	49,199
Entergy Corp.	528	40,107
Exelon Corp.	1,325	47,673
FirstEnergy Corp.	1,125	35,798
PG&E Corp.	704	46,717
Pinnacle West Capital Corp.	574	47,860
PPL Corp.	1,059	39,596
Southern Co.	701	34,896

		383,265

Electrical Equipment – 1.2%
Eaton Corp. PLC	581	43,081

Electronic Equipment, Instruments & Components – 2.0%
Corning, Inc.	1,083	29,241
TE Connectivity, Ltd.	554	41,301

		70,542

Food & Staples Retailing – 1.5%
Wal-Mart Stores, Inc.	741	53,411

Food Products – 5.4%
Archer-Daniels-Midland Co.	1,140	52,485
Bunge, Ltd.	610	48,349
Ingredion, Inc.	409	49,256
Tyson Foods, Inc. Class A	696	42,950

		193,040

Health Care Equipment & Supplies – 3.9%
Baxter International, Inc.	1,030	53,416
C.R. Bard, Inc.	166	41,257
Hologic, Inc.(a)	1,069	45,486

		140,159

Health Care Providers & Services – 5.5%
Cardinal Health, Inc.	437	35,637
Express Scripts Holding Co.(a)	489	32,230
HCA Holdings, Inc.(a)	518	46,097
McKesson Corp.	120	17,791
Quest Diagnostics, Inc.	298	29,261
UnitedHealth Group, Inc.	209	34,278

		195,294

Hotels, Restaurants & Leisure – 2.5%
Carnival Corp.	717	42,238
Darden Restaurants, Inc.	570	47,692

		89,930

Household Products – 1.6%
Procter & Gamble Co.	621	55,797

Industrial Conglomerates – 1.0%
3M Co.	185	35,396

Insurance – 5.3%
Allstate Corp.	712	58,021
Everest Re Group, Ltd.	214	50,035
Principal Financial Group, Inc.	289	18,239
Prudential Financial, Inc.	247	26,350
Travelers Cos., Inc.	308	37,126

		189,771

Internet Software & Services – 1.6%
eBay, Inc.(a)	1,721	57,774

It Services – 2.4%
Accenture PLC Class A	271	32,488
International Business Machines Corp.	296	51,545

		84,033

Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	1,036	54,773
Thermo Fisher Scientific, Inc.	209	32,103

		86,876

Media – 2.6%
Comcast Corp. Class A	1,336	50,220
Time Warner, Inc.	434	42,406

		92,626

Metals & Mining – 1.0%
Reliance Steel & Aluminum Co.	435	34,809

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Multi-utilities – 3.6%
CenterPoint Energy, Inc.	1,605	$44,250
DTE Energy Co.	426	43,499
Public Service Enterprise Group, Inc.	926	41,068

		128,817

Oil, Gas & Consumable Fuels – 0.8%
Valero Energy Corp.	441	29,234

Pharmaceuticals – 5.1%
Eli Lilly & Co.	511	42,980
Johnson & Johnson	448	55,799
Merck & Co., Inc.	712	45,241
Pfizer, Inc.	1,040	35,578

		179,598

Real Estate Investment Trusts (reits) – 3.1%
AGNC Investment Corp. REIT	1,646	32,739
Annaly Capital Management, Inc.	4,092	45,462
Gaming and Leisure Properties, Inc.	940	31,415

		109,616

Semiconductors & Semiconductor Equipment – 3.4%
Intel Corp.	1,224	44,150
Texas Instruments, Inc.	713	57,439
Xilinx, Inc.	345	19,972

		121,561

Software – 2.3%
Microsoft Corp.	704	46,366
Symantec Corp.	1,153	35,374

		81,740

Specialty Retail – 3.2%
Best Buy Co., Inc.	642	31,554
Foot Locker, Inc.	551	41,220
Lowe’s Cos., Inc.	512	42,092

		114,866

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	499	71,687
HP, Inc.	1,613	28,840

		100,527

Tobacco – 2.7%
Altria Group, Inc.	820	58,564
Reynolds American, Inc.	580	36,552

		95,116

TOTAL COMMON STOCKS (Cost $3,095,100)		3,541,591

SHORT-TERM INVESTMENT – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $50,243)	50,243	50,243

TOTAL INVESTMENTS – 101.1% (Cost $3,145,343)		3,591,834
Liabilities In Excess of Other Assets – (1.1)%		(39,439)

NET ASSETS – 100.0%		$3,552,395

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$175,812	$–	$–	$175,812
Airlines	35,113	–	–	35,113
Banks	151,458	–	–	151,458
Beverages	42,842	–	–	42,842
Biotechnology	37,736	–	–	37,736
Capital Markets	25,233	–	–	25,233
Commercial Services & Supplies	119,086	–	–	119,086
Communications Equipment	80,886	–	–	80,886
Consumer Finance	71,893	–	–	71,893
Diversified Telecommunication Services	34,653	–	–	34,653
Electric Utilities	383,265	–	–	383,265
Electrical Equipment	43,081	–	–	43,081

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined U.S. Equity Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electronic Equipment, Instruments & Components	$70,542	$–	$–	$70,542
Food & Staples Retailing	53,411	–	–	53,411
Food Products	193,040	–	–	193,040
Health Care Equipment & Supplies	140,159	–	–	140,159
Health Care Providers & Services	195,294	–	–	195,294
Hotels, Restaurants & Leisure	89,930	–	–	89,930
Household Products	55,797	–	–	55,797
Industrial Conglomerates	35,396	–	–	35,396
Insurance	189,771	–	–	189,771
Internet Software & Services	57,774	–	–	57,774
IT Services	84,033	–	–	84,033
Life Sciences Tools & Services	86,876	–	–	86,876
Media	92,626	–	–	92,626
Metals & Mining	34,809	–	–	34,809
Multi-Utilities	128,817	–	–	128,817
Oil, Gas & Consumable Fuels	29,234	–	–	29,234
Pharmaceuticals	179,598	–	–	179,598
Real Estate Investment Trusts (REITs)	109,616	–	–	109,616
Semiconductors & Semiconductor Equipment	121,561	–	–	121,561
Software	81,740	–	–	81,740
Specialty Retail	114,866	–	–	114,866
Technology Hardware, Storage & Peripherals	100,527	–	–	100,527
Tobacco	95,116	–	–	95,116
Short-Term Investment	50,243	–	–	50,243

Total Investments	$3,591,834	$–	$–	$3,591,834

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,233	$20,233	83,011	53,001	50,243	$50,243	$34

TOTAL		$20,233				$50,243	$34

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 100.0%
Australia – 7.3%
AGL Energy, Ltd.	1,913	$38,483
CIMIC Group, Ltd.	1,241	34,015
Cochlear, Ltd.	337	34,765
Mirvac Group REIT	15,771	26,348
Qantas Airways, Ltd.	13,342	39,592
Stockland REIT	7,407	26,218
Telstra Corp., Ltd.	9,913	35,239

		234,660

Belgium – 2.1%
Colruyt SA	693	34,110
Proximus SADP	1,114	35,047

		69,157

Denmark – 1.2%
Danske Bank A/S	1,149	39,249

Finland – 2.5%
Orion Oyj Class B	760	39,724
Stora Enso Oyj Class R	3,503	41,513

		81,237

France – 6.2%
Eutelsat Communications SA	1,178	26,370
Gecina SA REIT	201	27,345
Orange SA	2,190	34,116
Peugeot SA(a)	1,240	25,033
Sanofi	493	44,619
Vinci SA	549	43,628

		201,111

Germany – 7.5%
Deutsche Post AG	1,259	43,231
Fresenius Medical Care AG & Co. KGaA	445	37,624
Fresenius SE & Co. KGaA	538	43,346
METRO AG	1,312	42,069
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	138	27,070
OSRAM Licht AG	751	47,190

		240,530

Hong Kong – 11.6%
AIA Group, Ltd.	5,000	31,526
BOC Hong Kong Holdings, Ltd.	6,500	26,556
CLP Holdings, Ltd.	3,500	36,592
Hang Seng Bank, Ltd.	2,200	44,614
Jardine Matheson Holdings, Ltd.	400	25,700
Link REIT	3,500	24,522
New World Development Co., Ltd.	24,000	29,523
Sun Hung Kai Properties, Ltd.	2,000	29,390
Swire Pacific, Ltd. Class A	4,000	39,941
WH Group, Ltd.(b)	50,500	43,537
Wharf Holdings, Ltd.	5,000	42,913

		374,814

Japan – 28.4%
Asahi Glass Co., Ltd.	5,000	40,474
Astellas Pharma, Inc.	2,700	35,522
Bridgestone Corp.	1,100	44,452
Canon, Inc.	1,300	40,494
Central Japan Railway Co.	200	32,559
Chubu Electric Power Co., Inc.	2,900	38,804
Daiichi Sankyo Co., Ltd.	1,700	38,247
Daito Trust Construction Co., Ltd.	200	27,452
Hoya Corp.	1,000	48,066
Japan Airlines Co., Ltd.	300	9,493
Konami Holdings Corp.	900	38,163
Kuraray Co., Ltd.	1,600	24,238
Marubeni Corp.	6,200	38,141
Mitsubishi Chemical Holdings Corp.	3,200	24,737
Mitsubishi Tanabe Pharma Corp.	2,100	43,685
Mitsui Chemicals, Inc.	5,000	24,679
Nippon Telegraph & Telephone Corp.	900	38,381
NTT DOCOMO, Inc.	1,600	37,225
Seiko Epson Corp.	1,400	29,450
Shionogi & Co., Ltd.	700	36,109
Sumitomo Chemical Co., Ltd.	7,000	39,074
Sumitomo Electric Industries, Ltd.	2,300	38,103
Suzuken Co., Ltd.	1,200	39,307
Suzuki Motor Corp.	1,000	41,479
Taisho Pharmaceutical Holdings Co., Ltd.	400	32,451
Tokyu Corp.	3,000	21,215
TonenGeneral Sekiyu KK(a)	1,000	12,511

		914,511

Netherlands – 1.1%
Koninklijke Ahold Delhaize NV	1,609	34,521

Norway – 2.5%
Orkla ASA	4,606	41,239
Telenor ASA	2,336	38,866

		80,105

Singapore – 4.2%
CapitaLand Commercial Trust	9,800	10,836
ComfortDelGro Corp., Ltd.	17,500	32,062
Singapore Airlines, Ltd.	4,700	33,872
United Overseas Bank, Ltd.	1,500	23,735
Wilmar International, Ltd.	14,000	35,368

		135,873

South Africa – 1.4%
Mondi PLC	1,925	46,385

Spain – 4.0%
ACS Actividades de Construccion y Servicios SA	1,268	43,256
Aena SA(b)	279	44,253
Endesa SA	1,796	42,318

		129,827

Sweden – 3.6%
Boliden AB	609	18,212
Nordea Bank AB	2,159	24,738
Skanska AB Class B	1,579	37,316
Swedish Match AB	1,085	35,424

		115,690

Switzerland – 9.7%
ABB, Ltd.	828	19,382
Actelion, Ltd.(a)	23	6,484
Adecco Group AG	641	45,564
Lonza Group AG(a)	227	42,953
Novartis AG	404	30,009

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Roche Holding AG	150	$38,333
Sika AG	8	48,034
Sonova Holding AG	320	44,406
Swisscom AG	78	36,010

		311,175

United Kingdom – 6.7%
Centrica PLC	5,351	14,520
Direct Line Insurance Group PLC	7,160	31,103
GlaxoSmithKline PLC	1,848	38,348
Kingfisher PLC	6,474	26,399
Lloyds Banking Group PLC	18,546	15,380
National Grid PLC	1,409	17,857
Smith & Nephew PLC	1,877	28,541
Wm Morrison Supermarkets PLC	14,697	44,107

		216,255

TOTAL COMMON STOCKS (Cost $3,005,701)		3,225,100

SHORT-TERM INVESTMENT – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d)
(Cost $23,879)	23,879	23,879

TOTAL INVESTMENTS – 100.7% (Cost $3,029,580)		3,248,979
Liabilities In Excess of Other Assets – (0.7)%		(24,184)

NET ASSETS – 100.0%		$3,224,795

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.7% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$234,660	$–	$–	$234,660
Belgium	69,157	–	–	69,157
Denmark	39,249	–	–	39,249
Finland	81,237	–	–	81,237
France	201,111	–	–	201,111
Germany	240,530	–	–	240,530
Hong Kong	374,814	–	–	374,814
Japan	902,000	12,511	–	914,511
Netherlands	34,521	–	–	34,521
Norway	80,105	–	–	80,105
Singapore	135,873	–	–	135,873
South Africa	46,385	–	–	46,385
Spain	129,827	–	–	129,827
Sweden	115,690	–	–	115,690
Switzerland	311,175	–	–	311,175
United Kingdom	216,255	–	–	216,255
Short-Term Investment	23,879	–	–	23,879

Total Investments	$3,236,468	$12,511	$–	$3,248,979

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Disciplined International Equity Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	$–	110,131	86,252	23,879	$23,879	$21

TOTAL		$–				$23,879	$21

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Disciplined Global Equity Portfolio. The portfolio of investments for the State Street Disciplined Global Equity Portfolio follows.

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.5%
Australia – 1.3%
Qantas Airways, Ltd.	6,574	$19,508
Telstra Corp., Ltd.	8,632	30,686

		50,194

Canada – 3.4%
BCE, Inc.	761	33,598
Metro, Inc.	802	24,565
Shaw Communications, Inc. Class B	1,757	36,322
TELUS Corp.	1,156	37,419

		131,904

Denmark – 1.4%
Danske Bank A/S	548	18,719
Vestas Wind Systems A/S	419	34,170

		52,889

France – 2.3%
Peugeot SA(a)	1,992	40,214
Sanofi	544	49,235

		89,449

Germany – 2.8%
Fresenius SE & Co. KGaA	280	22,559
METRO AG	1,377	44,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	15,496
RWE AG(a)	1,673	27,798

		110,007

Hong Kong – 7.2%
CK Hutchison Holdings, Ltd.	1,500	18,452
CLP Holdings, Ltd.	4,500	47,047
Hang Seng Bank, Ltd.	2,100	42,586
Jardine Matheson Holdings, Ltd.	400	25,700
Link REIT	6,500	45,541
Power Assets Holdings, Ltd.	3,000	25,864
Sun Hung Kai Properties, Ltd.	2,000	29,390
WH Group, Ltd.(b)	57,000	49,141

		283,721

Italy – 1.1%
Enel SpA	9,520	44,944

Japan – 12.3%
Asahi Glass Co., Ltd.	3,000	24,284
Astellas Pharma, Inc.	2,500	32,890
Bridgestone Corp.	700	28,288
Central Japan Railway Co.	300	48,838
Daiichi Sankyo Co., Ltd.	1,500	33,748
Hoya Corp.	500	24,033
Kirin Holdings Co., Ltd.	2,100	39,586
Marubeni Corp.	5,300	32,605
Mitsubishi Materials Corp.	600	18,146
Nippon Telegraph & Telephone Corp.	1,000	42,645
Sekisui Chemical Co., Ltd.	2,100	35,261
Sumitomo Rubber Industries, Ltd.	1,600	27,238
Suzuki Motor Corp.	1,200	49,775
Toyota Motor Corp.	800	43,378

		480,715

Netherlands – 1.2%
Koninklijke Ahold Delhaize NV	2,135	45,807

New Zealand – 0.9%
Spark New Zealand, Ltd.	14,782	36,167

Norway – 0.8%
Norsk Hydro ASA	5,426	31,499

Singapore – 1.1%
Ascendas REIT	6,500	11,723
Singapore Airlines, Ltd.	1,900	13,693
UOL Group, Ltd.	3,700	18,456

		43,872

Spain – 0.7%
ACS Actividades de Construccion y Servicios SA	791	26,984

Sweden – 0.9%
Swedish Match AB	1,133	36,991

Switzerland – 2.9%
Sonova Holding AG	246	34,137
Swisscom AG	78	36,009
TE Connectivity, Ltd.	571	42,568

		112,714

United Kingdom – 0.9%
Direct Line Insurance Group PLC	8,421	36,581

United States – 57.3%
Agilent Technologies, Inc.	875	46,261
AGNC Investment Corp. REIT	1,953	38,845
Allstate Corp.	556	45,308
Ally Financial, Inc.	1,496	30,414
Altria Group, Inc.	362	25,854
Ameren Corp.	768	41,925
American Electric Power Co., Inc.	520	34,908
American Express Co.	471	37,261
Annaly Capital Management, Inc.	3,380	37,552
Anthem, Inc.	235	38,864
Archer-Daniels-Midland Co.	714	32,873
Avery Dennison Corp.	363	29,258
Axis Capital Holdings, Ltd.	669	44,843
Baxter International, Inc.	832	43,148
C.R. Bard, Inc.	196	48,714
Cardinal Health, Inc.	391	31,886
CenterPoint Energy, Inc.	1,662	45,821
Cintas Corp.	366	46,314
Cisco Systems, Inc.	834	28,189
Colgate-Palmolive Co.	229	16,761
Corning, Inc.	1,700	45,900
Cummins, Inc.	293	44,302

See accompanying notes to schedules of investments.

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United States – (continued)
Delta Air Lines, Inc.	481	$22,107
DTE Energy Co.	492	50,238
Edison International	520	41,397
Eli Lilly & Co.	330	27,756
Entergy Corp.	494	37,524
Everest Re Group, Ltd.	202	47,230
Exelon Corp.	1,239	44,579
Express Scripts Holding Co.(a)	534	35,196
Foot Locker, Inc.	581	43,465
HCA Holdings, Inc.(a)	522	46,453
Hologic, Inc.(a)	824	35,061
HP, Inc.	1,887	33,740
IDEXX Laboratories, Inc.(a)	175	27,057
International Business Machines Corp.	150	26,121
Johnson & Johnson	386	48,076
JPMorgan Chase & Co.	474	41,636
Lincoln National Corp.	250	16,362
McKesson Corp.	123	18,236
Motorola Solutions, Inc.	441	38,023
NetApp, Inc.	800	33,480
PepsiCo, Inc.	309	34,565
Pfizer, Inc.	404	13,821
Pinnacle West Capital Corp.	493	41,106
PNC Financial Services Group, Inc.	196	23,567
PPL Corp.	624	23,331
Principal Financial Group, Inc.	667	42,094
Procter & Gamble Co.	421	37,827
Prudential Financial, Inc.	103	10,988
Public Service Enterprise Group, Inc.	846	37,520
Quest Diagnostics, Inc.	580	56,950
Republic Services, Inc.	211	13,253
Southwest Airlines Co.	503	27,041
Synopsys, Inc.(a)	404	29,141
Sysco Corp.	659	34,215
Texas Instruments, Inc.	563	45,355
Tyson Foods, Inc. Class A	599	36,964
UnitedHealth Group, Inc.	266	43,627
Universal Health Services, Inc. Class B	141	17,547
US Bancorp	808	41,612
Valero Energy Corp.	364	24,130
Wal-Mart Stores, Inc.	164	11,821
Waste Management, Inc.	713	51,992

		2,247,405

TOTAL COMMON STOCKS (Cost $3,476,942)		3,861,843

SHORT-TERM INVESTMENT – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d) (Cost $35,447)	35,447	35,447

TOTAL INVESTMENTS – 99.4% (Cost $3,512,389)		3,897,290
Other Assets In Excess of Liabilities – 0.6%		22,138

NET ASSETS – 100.0%		$3,919,428

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$50,194	$–	$–	$50,194
Canada	131,904	–	–	131,904
Denmark	52,889	–	–	52,889
France	89,449	–	–	89,449
Germany	110,007	–	–	110,007
Hong Kong	283,721	–	–	283,721
Italy	44,944	–	–	44,944
Japan	480,715	–	–	480,715
Netherlands	45,807	–	–	45,807
New Zealand	36,167	–	–	36,167
Norway	31,499	–	–	31,499
Singapore	43,872	–	–	43,872
Spain	26,984	–	–	26,984
Sweden	36,991	–	–	36,991

See accompanying notes to schedules of investments.

SSGA Active Trust

State Street Disciplined Global Equity Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Switzerland	$112,714	$–	$–	$112,714
United Kingdom	36,581	–	–	36,581
United States	2,247,405	–	–	2,247,405
Short-Term Investment	35,447	–	–	35,447

Total Investments	$3,897,290	$–	$–	$3,897,290

Affiliate Table

	Number of shares held at 6/30/16	Value at 6/30/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	875	$875	526,310	491,738	35,447	$35,447	$63

TOTAL		$875				$35,447	$63

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 96.8%
Brazil – 7.3%
AES Tiete Energia SA	17,481	$75,431
Ambev SA	459,992	2,642,641
Banco Bradesco SA	80,280	810,398
Banco Bradesco SA Preference Shares	270,790	2,761,675
Banco do Brasil SA	82,898	881,735
Banco Santander Brasil SA	39,800	346,610
BB Seguridade Participacoes SA	68,537	630,335
BM&FBovespa SA	194,593	1,182,283
BR Malls Participacoes SA(a)	55,700	254,207
Braskem SA Class A, Preference Shares	14,900	149,002
BRF SA	59,823	727,497
CCR SA	117,969	670,669
Centrais Eletricas Brasileiras SA(a)	21,100	113,643
Centrais Eletricas Brasileiras SA Class B, Preference Shares(a)	21,000	145,977
Cia Brasileira de Distribuicao Preference Shares	15,300	289,620
Cia de Saneamento Basico do Estado de Sao Paulo	32,800	336,683
Cia Energetica de Minas Gerais Preference Shares	72,800	236,632
Cia Paranaense de Energia Preference Shares	9,900	102,089
Cia Siderurgica Nacional SA(a)	60,600	173,882
Cielo SA	99,464	886,888
Cosan SA Industria e Comercio	11,600	141,979
CPFL Energia SA	20,286	164,655
Duratex SA	28,078	81,361
EDP – Energias do Brasil SA	28,850	126,760
Embraer SA	65,917	361,044
Engie Brasil Energia SA	16,270	181,253
Equatorial Energia SA	19,300	357,375
Fibria Celulose SA	24,735	224,917
Gerdau SA Preference Shares	88,500	303,553
Hypermarcas SA	33,300	304,162
Itau Unibanco Holding SA Preference Shares	314,841	3,758,319
Itausa – Investimentos Itau SA(a)	6,089	18,219
Itausa – Investimentos Itau SA Preference Shares	376,519	1,126,610
JBS SA	69,400	223,177
Klabin SA	53,907	257,230
Kroton Educacional SA	132,621	554,720
Localiza Rent a Car SA	15,900	208,681
Lojas Americanas SA	17,298	72,244
Lojas Americanas SA Preference Shares	63,774	328,617
Lojas Renner SA	61,811	541,220
M Dias Branco SA	3,200	128,808
Multiplan Empreendimentos Imobiliarios SA	8,018	167,434
Natura Cosmeticos SA	17,400	158,987
Odontoprev SA	25,600	91,113
Petroleo Brasileiro SA(a)	289,814	1,382,914
Petroleo Brasileiro SA Preference Shares(a)	381,298	1,740,187
Porto Seguro SA	10,900	97,535
Qualicorp SA	22,136	143,973
Raia Drogasil SA	22,500	415,778
Rumo SA(a)	78,023	210,113
Sul America SA	19,433	102,155
Suzano Papel e Celulose SA Class A, Preference Shares	37,500	156,617
Telefonica Brasil SA Preference Shares	43,855	645,749
Tim Participacoes SA	83,100	264,354
Ultrapar Participacoes SA	34,882	786,862
Vale SA	125,233	1,175,039
Vale SA Preference Shares	187,229	1,663,563
WEG SA	54,500	298,682

		32,383,856

Chile – 1.2%
AES Gener SA	291,284	117,309
Aguas Andinas SA Class A	263,499	153,104
Banco de Chile	2,387,563	287,075
Banco de Credito e Inversiones	3,725	204,258
Banco Santander Chile	6,524,741	407,682
Cencosud SA	135,761	415,789
Cia Cervecerias Unidas SA	14,676	184,385
Colbun SA	726,392	160,845
Embotelladora Andina SA Class B, Preference Shares	25,379	98,541
Empresa Nacional de Telecomunicaciones SA(a)	14,611	176,015
Empresas CMPC SA	120,680	293,487
Empresas COPEC SA	44,479	481,815
Enel Americas SA	2,819,876	583,818
Enel Chile SA	1,949,784	215,090
Enel Generacion Chile SA	320,424	240,290
Itau CorpBanca	14,637,944	131,875
Latam Airlines Group SA(a)	29,251	369,202
SACI Falabella	58,192	487,777
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	9,270	316,978

		5,325,335

China – 25.5%
3SBio, Inc.(a)(b)	94,800	117,105
58.com, Inc. ADR(a)	8,300	293,737
AAC Technologies Holdings, Inc.	71,500	836,766
Agricultural Bank of China, Ltd. Class H	2,407,000	1,108,803
Air China, Ltd. Class H	184,000	148,924
Alibaba Group Holding, Ltd. ADR(a)	109,282	11,783,878
Alibaba Health Information Technology, Ltd.(a)	298,500	134,434
Aluminum Corp. of China, Ltd. Class H(a)	384,000	187,763
Anhui Conch Cement Co., Ltd. Class H	118,500	402,548
ANTA Sports Products, Ltd.	95,000	262,819
AviChina Industry & Technology Co., Ltd. Class H	212,000	147,035
Baidu, Inc. ADR(a)	26,500	4,571,780

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Bank of China, Ltd. Class H	7,743,000	$3,845,844
Bank of Communications Co., Ltd. Class H	856,000	665,282
Beijing Capital International Airport Co., Ltd. Class H	150,000	179,502
Beijing Enterprises Holdings, Ltd.	50,000	258,637
Beijing Enterprises Water Group, Ltd.	420,000	311,291
Belle International Holdings, Ltd.	622,000	404,182
Brilliance China Automotive Holdings, Ltd.	296,000	495,143
Byd Co., Ltd. Class H	63,500	352,165
CGN Power Co., Ltd. Class H(b)	1,019,700	314,904
China Cinda Asset Management Co., Ltd. Class H	839,481	326,222
China CITIC Bank Corp., Ltd. Class H	857,000	567,915
China Coal Energy Co., Ltd. Class H(a)	193,000	97,351
China Communications Construction Co., Ltd. Class H	425,000	599,369
China Communications Services Corp., Ltd. Class H	240,000	157,190
China Conch Venture Holdings, Ltd.	130,500	256,248
China Construction Bank Corp. Class H	8,196,000	6,591,392
China Everbright Bank Co., Ltd. Class H	286,700	140,187
China Everbright International, Ltd.	236,000	317,643
China Everbright, Ltd.	86,000	173,516
China Evergrande Group	395,000	365,953
China Galaxy Securities Co., Ltd. Class H	284,500	262,480
China Huarong Asset Management Co., Ltd.(a)(b)	594,500	243,262
China Huishan Dairy Holdings Co., Ltd.(c)	406,100	21,947
China Jinmao Holdings Group, Ltd.	338,000	108,296
China Life Insurance Co., Ltd. Class H	726,000	2,228,025
China Longyuan Power Group Corp., Ltd. Class H	308,000	239,377
China Medical System Holdings, Ltd.	123,000	218,097
China Mengniu Dairy Co., Ltd.	264,000	546,921
China Merchants Bank Co., Ltd. Class H	379,000	1,002,181
China Merchants Port Holdings Co., Ltd.	129,146	378,057
China Minsheng Banking Corp., Ltd. Class H	576,500	615,705
China Mobile, Ltd.	598,500	6,549,884
China National Building Material Co., Ltd. Class H	282,000	181,432
China Oilfield Services, Ltd. Class H	180,000	172,785
China Overseas Land & Investment, Ltd.	376,000	1,074,078
China Pacific Insurance Group Co., Ltd. Class H	256,000	923,992
China Petroleum & Chemical Corp. Class H	2,490,000	2,018,529
China Power International Development, Ltd.	338,000	125,693
China Railway Construction Corp., Ltd. Class H	191,500	271,547
China Railway Group, Ltd. Class H	383,000	342,514
China Resources Beer Holdings Co., Ltd.(a)	155,333	353,379
China Resources Gas Group, Ltd.	88,000	311,394
China Resources Land, Ltd.	268,000	724,185
China Resources Power Holdings Co., Ltd.	184,000	331,941
China Shenhua Energy Co., Ltd. Class H	332,500	771,833
China Southern Airlines Co., Ltd. Class H	178,000	123,225
China State Construction International Holdings, Ltd.	176,000	314,791
China Taiping Insurance Holdings Co., Ltd.(a)	155,000	375,359
China Telecom Corp., Ltd. Class H	1,348,000	657,392
China Unicom Hong Kong, Ltd.	582,000	778,846
China Vanke Co., Ltd. Class H	125,800	339,934
Chongqing Changan Automobile Co., Ltd. Class B	77,300	107,423
Chongqing Rural Commercial Bank Co., Ltd. Class H	249,000	168,211
CITIC Securities Co., Ltd. Class H	211,500	435,437
CITIC, Ltd.	427,000	608,783
CNOOC, Ltd.	1,743,000	2,081,328
COSCO SHIPPING Ports, Ltd.	165,272	182,466
Country Garden Holdings Co., Ltd.	536,000	482,100
CRRC Corp., Ltd. Class H	409,000	397,343
CSPC Pharmaceutical Group, Ltd.	410,000	537,065
Ctrip.com International, Ltd. ADR(a)	36,267	1,782,523
Dongfeng Motor Group Co., Ltd. Class H	262,000	294,314
ENN Energy Holdings, Ltd.	74,000	416,586
Far East Horizon, Ltd.	183,000	171,897
Fosun International, Ltd.	255,000	383,246
Fuyao Glass Industry Group Co., Ltd. Class H(b)	46,456	161,100
Geely Automobile Holdings, Ltd.	515,000	788,586

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
GF Securities Co., Ltd. Class H	131,000	$274,423
GOME Electrical Appliances Holding, Ltd.	1,146,000	156,310
Great Wall Motor Co., Ltd. Class H	296,500	337,647
Guangdong Investment, Ltd.	278,000	396,351
Guangzhou Automobile Group Co., Ltd. Class H	202,000	323,346
Guangzhou R&F Properties Co., Ltd. Class H	89,600	139,966
Haitian International Holdings, Ltd.	65,000	151,219
Haitong Securities Co., Ltd. Class H	294,800	498,446
Hengan International Group Co., Ltd.	70,000	520,620
HengTen Networks Group, Ltd.(a)	1,955,500	35,982
Huaneng Power International, Inc. Class H	408,000	272,472
Huaneng Renewables Corp., Ltd. Class H	370,000	128,071
Huatai Securities Co., Ltd. Class H(b)	140,600	273,547
Industrial & Commercial Bank of China, Ltd. Class H	7,188,000	4,698,583
JD.com, Inc. ADR(a)	65,967	2,052,233
Jiangsu Expressway Co., Ltd. Class H	122,000	175,194
Jiangxi Copper Co., Ltd. Class H	119,000	185,280
Kingsoft Corp., Ltd.	73,000	201,017
Kunlun Energy Co., Ltd.	312,000	289,056
Lenovo Group, Ltd.	706,000	465,125
Longfor Properties Co., Ltd.	144,500	237,626
NetEase, Inc. ADR	7,773	2,207,532
New China Life Insurance Co., Ltd. Class H	74,200	353,265
New Oriental Education & Technology Group, Inc. ADR(a)	12,900	778,902
People’s Insurance Co. Group of China, Ltd. Class H	674,000	279,261
PetroChina Co., Ltd. Class H	2,052,000	1,502,397
PICC Property & Casualty Co., Ltd. Class H	444,000	684,439
Ping An Insurance Group Co. of China, Ltd. Class H	508,500	2,846,265
Semiconductor Manufacturing International Corp.(a)	273,300	338,306
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	176,000	125,916
Shanghai Electric Group Co., Ltd. Class H(a)	268,000	132,767
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	38,000	139,844
Shanghai Industrial Holdings, Ltd.	46,000	135,251
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	85,160	134,382
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	68,300	178,846
Shenzhou International Group Holdings, Ltd.	54,000	340,822
SINA Corp.(a)	5,400	389,448
Sino-Ocean Group Holding, Ltd.	280,500	131,741
Sinopec Engineering Group Co., Ltd. Class H	127,200	130,613
Sinopec Shanghai Petrochemical Co., Ltd. Class H	338,000	187,452
Sinopharm Group Co., Ltd. Class H	114,400	530,672
Sinotrans, Ltd. Class H	184,000	85,945
SOHO China, Ltd.	208,500	111,608
Sunac China Holdings, Ltd.	190,700	247,347
Sunny Optical Technology Group Co., Ltd.	69,100	505,035
TAL Education Group ADR(a)	4,300	458,251
Tencent Holdings, Ltd.	553,500	15,868,211
Tingyi Cayman Islands Holding Corp.	194,000	243,639
TravelSky Technology, Ltd. Class H	93,000	219,710
Tsingtao Brewery Co., Ltd. Class H	36,000	165,837
Vipshop Holdings, Ltd. ADR(a)	38,888	518,766
Want Want China Holdings, Ltd.	541,000	374,520
Weibo Corp. ADR(a)	3,100	161,758
Weichai Power Co., Ltd. Class H	93,000	164,185
Yanzhou Coal Mining Co., Ltd. Class H	174,000	135,233
Yum China Holdings, Inc.(a)	35,300	960,160
YY, Inc. ADR(a)	2,900	133,719
Zhejiang Expressway Co., Ltd. Class H	144,000	188,257
Zhuzhou CRRC Times Electric Co., Ltd. Class H	52,000	276,343
Zijin Mining Group Co., Ltd. Class H	572,000	211,975
ZTE Corp. Class H	73,600	135,049

		112,547,200

Colombia – 0.4%
Bancolombia SA Preference Shares	44,488	441,210
Cementos Argos SA	45,261	184,556
Corp. Financiera Colombiana SA	7,857	76,456
Ecopetrol SA(a)	485,772	226,614
Grupo Argos SA	29,085	203,423
Grupo Aval Acciones y Valores SA Preference Shares	325,832	131,735
Grupo de Inversiones Suramericana SA	22,442	303,066
Grupo de Inversiones Suramericana SA Preference Shares	10,329	136,346

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Colombia – (continued)
Interconexion Electrica SA ESP	39,028	$156,443

		1,859,849

Czech Republic – 0.2%
CEZ A/S	15,593	269,076
Komercni banka A/S	7,338	273,001
Moneta Money Bank A/S(a)(b)	48,304	164,033
O2 Czech Republic A/S	6,222	69,691

		775,801

Egypt – 0.1%
Commercial International Bank Egypt SAE	99,367	413,488
Global Telecom Holding SAE(a)	216,036	80,191
Talaat Moustafa Group	100,831	51,337

		545,016

Greece – 0.3%
Alpha Bank AE(a)	134,673	241,986
Eurobank Ergasias SA(a)	179,074	110,129
FF Group(a)	3,021	57,998
Hellenic Telecommunications Organization SA	24,268	228,411
JUMBO SA	10,278	162,474
National Bank of Greece SA(a)	524,073	135,086
OPAP SA	21,919	204,896
Piraeus Bank SA(a)	633,039	115,101
Titan Cement Co. SA	4,442	113,548

		1,369,629

Hong Kong – 0.5%
Alibaba Pictures Group, Ltd.(a)	1,125,900	204,274
China Gas Holdings, Ltd.	168,000	270,650
Fullshare Holdings, Ltd.	653,600	289,312
GCL-Poly Energy Holdings, Ltd.(a)	1,201,000	159,175
Haier Electronics Group Co., Ltd.	125,000	286,303
Nine Dragons Paper Holdings, Ltd.	158,000	169,761
Shimao Property Holdings, Ltd.	112,500	178,634
Sino Biopharmaceutical, Ltd.	424,000	349,173
Sun Art Retail Group, Ltd.	231,500	216,859

		2,124,141

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	3,577	245,290
OTP Bank PLC	23,161	649,176
Richter Gedeon Nyrt	13,425	305,475

		1,199,941

India – 8.6%
ACC, Ltd.	4,283	95,639
Adani Ports & Special Economic Zone, Ltd.	80,678	423,549
Ambuja Cements, Ltd.	56,616	206,812
Apollo Hospitals Enterprise, Ltd.	7,680	137,822
Ashok Leyland, Ltd.	110,799	144,609
Asian Paints, Ltd.	28,269	465,817
Aurobindo Pharma, Ltd.	26,013	270,405
Axis Bank, Ltd.	162,971	1,231,788
Bajaj Auto, Ltd.	8,179	353,435
Bajaj Finance, Ltd.	15,683	283,531
Bajaj Finserv, Ltd.	3,686	231,599
Bharat Forge, Ltd.	10,392	167,239
Bharat Heavy Electricals, Ltd.	55,416	139,105
Bharat Petroleum Corp., Ltd.	49,480	494,876
Bharti Airtel, Ltd.	97,563	523,236
Bharti Infratel, Ltd.	52,473	262,466
Bosch, Ltd.	730	254,981
Cadila Healthcare, Ltd.	19,347	131,840
Cairn India, Ltd.	42,320	199,722
Cipla, Ltd.	32,757	300,153
Coal India, Ltd.	67,903	306,392
Container Corp. Of India, Ltd.	2,893	56,537
Dabur India, Ltd.	51,225	218,792
Divi’s Laboratories, Ltd.	7,375	70,769
Dr Reddy’s Laboratories, Ltd.	9,488	384,576
Dr Reddy’s Laboratories, Ltd. ADR	1,788	71,788
Eicher Motors, Ltd.	1,309	513,440
GAIL India, Ltd.	29,059	168,463
GAIL India, Ltd. GDR	1,438	66,651
Glenmark Pharmaceuticals, Ltd.	13,519	174,934
Godrej Consumer Products, Ltd.	11,331	293,156
Grasim Industries, Ltd.	19,502	315,408
Havells India, Ltd.	25,088	179,269
HCL Technologies, Ltd.	55,412	747,531
Hero MotoCorp, Ltd.	4,822	239,225
Hindalco Industries, Ltd.	105,784	316,937
Hindustan Petroleum Corp., Ltd.	39,069	316,475
Hindustan Unilever, Ltd.	63,367	889,783
Housing Development Finance Corp., Ltd.	146,154	3,375,823
ICICI Bank, Ltd.	83,624	355,886
ICICI Bank, Ltd. ADR	12,741	109,573
Idea Cellular, Ltd.	121,947	161,695
IDFC Bank, Ltd.	136,601	125,273
Indiabulls Housing Finance, Ltd.	28,540	438,813
Infosys, Ltd.	168,561	2,654,248
Infosys, Ltd. ADR	11,030	174,274
ITC, Ltd.	331,699	1,434,119
JSW Steel, Ltd.	81,174	234,890
Larsen & Toubro, Ltd.	24,632	596,008
Larsen & Toubro, Ltd. GDR	6,479	156,792
LIC Housing Finance, Ltd.	28,342	269,322
Lupin, Ltd.	21,614	479,812
Mahindra & Mahindra Financial Services, Ltd.	27,519	133,537
Mahindra & Mahindra, Ltd.	28,158	560,255
Mahindra & Mahindra, Ltd. GDR	7,826	155,737
Marico, Ltd.	44,298	201,451
Maruti Suzuki India, Ltd.	10,311	958,295
Motherson Sumi Systems, Ltd.	42,119	241,292
Nestle India, Ltd.	2,245	230,602
NTPC, Ltd.	157,119	401,296
Oil & Natural Gas Corp., Ltd.	124,940	355,954
Piramal Enterprises, Ltd.	7,469	219,003
Power Finance Corp., Ltd.	59,484	133,744
Reliance Industries, Ltd.	115,173	2,342,303
Reliance Industries, Ltd. GDR(b)	5,573	224,592

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – (continued)
Shree Cement, Ltd.	819	$214,164
Shriram Transport Finance Co., Ltd.	14,367	238,510
Siemens, Ltd.	7,109	137,396
State Bank of India	124,440	562,074
State Bank of India GDR	3,420	152,703
Sun Pharmaceutical Industries, Ltd.	92,946	981,920
Tata Consultancy Services, Ltd.	45,985	1,715,966
Tata Motors, Ltd.	140,063	1,008,061
Tata Motors, Ltd. ADR	2,430	86,629
Tata Motors, Ltd. Class A	36,991	160,730
Tata Power Co., Ltd.	103,538	143,982
Tata Steel, Ltd.	18,685	138,623
Tata Steel, Ltd. GDR	10,534	77,636
Tech Mahindra, Ltd.	44,343	312,419
Titan Co., Ltd.	30,217	213,406
UltraTech Cement, Ltd.	8,581	524,421
United Spirits, Ltd.(a)	6,295	210,851
UPL, Ltd.	33,993	381,364
Vedanta, Ltd.	88,729	376,724
Vedanta, Ltd. ADR	3,228	55,425
Wipro, Ltd.	44,279	351,313
Wipro, Ltd. ADR	12,048	123,251
Yes Bank, Ltd.	30,221	719,421
Zee Entertainment Enterprises, Ltd.	56,619	466,920

		37,727,248

Indonesia – 2.4%
Adaro Energy Tbk PT	1,370,000	179,918
AKR Corporindo Tbk PT	174,500	81,845
Astra International Tbk PT	1,979,600	1,281,306
Bank Central Asia Tbk PT	1,200,000	1,490,376
Bank Danamon Indonesia Tbk PT	325,500	114,806
Bank Mandiri Persero Tbk PT	900,900	791,004
Bank Negara Indonesia Persero Tbk PT	716,600	348,203
Bank Rakyat Indonesia Persero Tbk PT	1,078,000	1,049,645
Bumi Serpong Damai Tbk PT	694,500	98,243
Charoen Pokphand Indonesia Tbk PT	744,000	178,665
Gudang Garam Tbk PT	47,500	233,570
Hanjaya Mandala Sampoerna Tbk PT	905,000	264,868
Indocement Tunggal Prakarsa Tbk PT	148,500	184,991
Indofood CBP Sukses Makmur Tbk PT	219,000	133,942
Indofood Sukses Makmur Tbk PT	427,000	256,351
Jasa Marga Persero Tbk PT	196,389	68,089
Kalbe Farma Tbk PT	2,074,000	239,688
Lippo Karawaci Tbk PT	1,752,500	95,348
Matahari Department Store Tbk PT	234,800	232,148
Media Nusantara Citra Tbk PT	536,000	74,414
Pakuwon Jati Tbk PT	2,444,500	112,819
Perusahaan Gas Negara Persero Tbk	1,079,000	204,861
Semen Indonesia Persero Tbk PT	294,000	198,567
Summarecon Agung Tbk PT	911,500	91,660
Surya Citra Media Tbk PT	558,000	113,061
Telekomunikasi Indonesia Persero Tbk PT	4,904,000	1,519,907
Tower Bersama Infrastructure Tbk PT	224,500	91,818
Unilever Indonesia Tbk PT	148,600	483,141
United Tractors Tbk PT	163,000	324,153
Waskita Karya Persero Tbk PT	428,500	76,211
XL Axiata Tbk PT(a)	351,500	80,717

		10,694,335

Malaysia – 2.4%
AirAsia Bhd	151,400	107,422
Alliance Financial Group Bhd	98,800	91,087
AMMB Holdings Bhd	180,100	189,236
Astro Malaysia Holdings Bhd	146,400	90,642
Axiata Group Bhd	257,510	294,430
Berjaya Sports Toto Bhd	68,400	44,977
British American Tobacco Malaysia Bhd	14,300	147,346
CIMB Group Holdings Bhd	304,197	382,867
Dialog Group Bhd	292,500	116,987
DiGi.Com Bhd	346,000	401,080
Felda Global Ventures Holdings Bhd	125,800	59,411
Gamuda Bhd	168,800	197,579
Genting Bhd	220,100	476,954
Genting Malaysia Bhd	285,100	351,100
Genting Plantations Bhd	23,600	62,286
HAP Seng Consolidated Bhd	63,800	129,604
Hartalega Holdings Bhd	59,200	66,350
Hong Leong Bank Bhd	64,800	201,480
Hong Leong Financial Group Bhd	23,900	85,868
IHH Healthcare Bhd	315,200	427,342
IJM Corp. Bhd	281,600	216,346
IOI Corp. Bhd	222,300	233,577
IOI Properties Group Bhd	174,625	81,680
Kuala Lumpur Kepong Bhd	42,000	234,224
Lafarge Malaysia Bhd	33,800	51,172
Malayan Banking Bhd	344,683	694,740
Malaysia Airports Holdings Bhd	72,400	113,700
Maxis Bhd	181,500	264,119
MISC Bhd	111,300	184,096
Petronas Chemicals Group Bhd	237,400	413,056
Petronas Dagangan Bhd	18,600	100,870
Petronas Gas Bhd	65,700	293,353
PPB Group Bhd	47,800	180,809
Public Bank Bhd	265,800	1,195,214
RHB Capital Bhd	81,910	95,690
Sapura Energy Bhd(a)	365,700	150,395
Sime Darby Bhd	223,769	469,230
Telekom Malaysia Bhd	103,800	150,581
Tenaga Nasional Bhd	332,100	1,029,581
UMW Holdings Bhd(a)	40,800	55,316
Westports Holdings Bhd	92,300	84,468

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Malaysia – (continued)
YTL Corp. Bhd	398,400	$134,135
YTL Power International Bhd	182,800	62,785

		10,413,185

Mexico – 3.6%
Alfa SAB de CV Class A	278,540	404,482
America Movil SAB de CV Series L	3,236,921	2,284,079
Arca Continental SAB de CV	41,200	284,377
Cemex SAB de CV Series CPO(a)	1,371,882	1,235,369
Coca-Cola Femsa SAB de CV Series L	47,200	336,216
El Puerto de Liverpool SAB de CV Series C1	17,300	134,273
Fibra Uno Administracion SA de CV REIT	252,658	429,410
Fomento Economico Mexicano SAB de CV	178,680	1,577,123
Gentera SAB de CV	99,300	163,021
Gruma SAB de CV Class B	20,700	290,769
Grupo Aeroportuario del Pacifico SAB de CV Class B	35,000	337,881
Grupo Aeroportuario del Sureste SAB de CV Class B	20,000	344,438
Grupo Bimbo SAB de CV Series A	162,815	402,409
Grupo Carso SAB de CV Series A1	55,600	253,259
Grupo Financiero Banorte SAB de CV Series O	244,103	1,396,381
Grupo Financiero Inbursa SAB de CV Series O	220,626	363,139
Grupo Financiero Santander Mexico SAB de CV Class B	176,691	316,904
Grupo Lala SAB de CV	55,800	100,673
Grupo Mexico SAB de CV Series B	369,936	1,103,278
Grupo Televisa SAB Series CPO	239,129	1,231,567
Industrias Penoles SAB de CV	13,385	342,553
Infraestructura Energetica Nova SAB de CV	51,600	245,066
Kimberly-Clark de Mexico SAB de CV Class A	146,389	315,953
Mexichem SAB de CV	105,510	285,649
OHL Mexico SAB de CV	78,200	109,863
Promotora y Operadora de Infraestructura SAB de CV(a)	25,700	275,829
Wal-Mart de Mexico SAB de CV	507,194	1,163,354

		15,727,315

Netherlands – 0.3%
Steinhoff International Holdings NV	290,988	1,392,576

Peru – 0.4%
Cia de Minas Buenaventura SAA ADR	18,500	222,740
Credicorp, Ltd.	6,600	1,077,780
Southern Copper Corp.	8,167	293,114

		1,593,634

Philippines – 1.1%
Aboitiz Equity Ventures, Inc.	187,950	278,881
Aboitiz Power Corp.	150,600	125,312
Alliance Global Group, Inc.	185,300	46,828
Ayala Corp.	24,530	413,111
Ayala Land, Inc.	707,000	465,697
Bank of the Philippine Islands	65,600	132,311
BDO Unibank, Inc.	193,759	454,132
DMCI Holdings, Inc.	374,330	85,050
Energy Development Corp.	910,900	109,290
Globe Telecom, Inc.	2,995	121,292
GT Capital Holdings, Inc.	7,820	178,453
International Container Terminal Services, Inc.	44,590	79,893
JG Summit Holdings, Inc.	280,440	454,685
Jollibee Foods Corp.	43,030	169,376
Megaworld Corp.	1,060,000	71,406
Metro Pacific Investments Corp.	1,365,000	163,773
Metropolitan Bank & Trust Co.	59,490	94,852
PLDT, Inc.	9,355	306,893
Robinsons Land Corp.	158,300	72,564
Security Bank Corp.	10,160	40,903
SM Investments Corp.	23,100	320,891
SM Prime Holdings, Inc.	808,400	455,959
Universal Robina Corp.	83,900	273,396

		4,914,948

Poland – 1.2%
Alior Bank SA(a)	8,745	157,774
Bank Handlowy w Warszawie SA	2,948	57,071
Bank Millennium SA(a)	54,732	89,103
Bank Pekao SA	15,128	504,400
Bank Zachodni WBK SA	3,309	286,054
CCC SA	2,835	170,302
Cyfrowy Polsat SA(a)	18,302	111,791
Eurocash SA	6,893	55,517
Grupa Azoty SA	4,028	70,252
Grupa Lotos SA(a)	9,438	130,137
Jastrzebska Spolka Weglowa SA(a)	5,438	86,197
KGHM Polska Miedz SA	13,826	404,107
LPP SA	129	221,238
mBank SA(a)	1,490	140,465
Orange Polska SA	63,322	73,999
PGE Polska Grupa Energetyczna SA	82,701	237,961
Polski Koncern Naftowy Orlen SA	31,207	787,668
Polskie Gornictwo Naftowe i Gazownictwo SA	172,237	257,359
Powszechna Kasa Oszczednosci Bank Polski SA(a)	85,136	688,918
Powszechny Zaklad Ubezpieczen SA	54,839	481,681
Synthos SA	53,096	70,358
Tauron Polska Energia SA(a)	109,548	93,734

		5,176,086

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Qatar – 0.8%
Barwa Real Estate Co.	9,242	$90,742
Commercial Bank QSC	21,159	197,289
Doha Bank QSC	12,789	110,289
Ezdan Holding Group QSC	75,502	327,629
Industries Qatar QSC	14,741	446,550
Masraf Al Rayan QSC	36,165	418,652
Ooredoo QSC	7,871	208,821
Qatar Electricity & Water Co. QSC	2,730	164,950
Qatar Gas Transport Co., Ltd.	25,044	146,161
Qatar Insurance Co. SAQ	13,384	258,410
Qatar Islamic Bank SAQ	5,877	165,120
Qatar National Bank QPSC	22,532	904,102

		3,438,715

Romania – 0.1%
New Europe Property Investments PLC	22,771	236,392

Russia – 3.7%
Alrosa PJSC(a)	253,545	410,050
Gazprom PAO(a)	1,039,508	2,354,220
Inter RAO UES PJSC(a)	3,010,000	212,521
Lukoil PJSC(a)	41,503	2,207,305
Magnit PJSC(a)	7,406	1,219,964
Magnit PJSC GDR	2,000	76,400
MMC Norilsk Nickel PJSC(a)	5,416	854,188
Mobile TeleSystems PJSC ADR	48,370	533,521
Moscow Exchange MICEX-RTS PJSC(a)	131,800	263,053
Novatek OAO(a)	88,050	1,098,791
PhosAgro PJSC GDR	9,018	131,663
Rosneft Oil Co. PJSC(a)	114,221	656,840
Rostelecom PJSC(a)	84,040	114,734
Rushhydro PJSC(a)	10,994,000	182,676
Sberbank of Russia PJSC(a)	1,048,154	2,971,530
Severstal PAO(a)	20,160	291,906
Sistema JSFC(a)	262,100	103,808
Sistema PJSC FC GDR	16,136	144,417
Surgutneftegas OAO(a)	708,200	370,178
Surgutneftegas OJSC Preference Shares(a)	685,800	391,820
Tatneft PAO(a)	140,456	871,526
Transneft PJSC Preference Shares(a)	152	461,866
VTB Bank PJSC(a)	497,570,000	582,157

		16,505,134

South Africa – 6.0%
Anglo American Platinum, Ltd.(a)	5,520	126,004
AngloGold Ashanti, Ltd.	40,314	430,687
Aspen Pharmacare Holdings, Ltd.	35,229	721,776
Barclays Africa Group, Ltd.	41,317	429,879
Bid Corp., Ltd.	32,401	627,541
Bidvest Group, Ltd.	31,518	361,680
Brait SE(a)	33,478	195,244
Capitec Bank Holdings, Ltd.	3,912	222,130
Coronation Fund Managers, Ltd.	20,517	96,765
Discovery, Ltd.	34,097	327,296
Exxaro Resources, Ltd.	17,913	157,491
FirstRand, Ltd.	327,698	1,132,997
Fortress Income Fund, Ltd.	74,075	183,630
Fortress Income Fund, Ltd. Class A	91,302	114,325
Foschini Group, Ltd.	20,607	237,425
Gold Fields, Ltd.	80,497	280,775
Growthpoint Properties, Ltd. REIT	208,612	402,950
Hyprop Investments, Ltd.	24,119	220,707
Impala Platinum Holdings, Ltd.(a)	62,155	209,613
Imperial Holdings, Ltd.	15,193	186,956
Investec, Ltd.	24,467	166,887
Liberty Holdings, Ltd.	10,330	83,395
Life Healthcare Group Holdings, Ltd.	96,943	209,593
Massmart Holdings, Ltd.	10,646	108,113
MMI Holdings, Ltd.	96,450	164,649
Mondi, Ltd.	11,590	277,045
Mr. Price Group, Ltd.	23,257	277,341
MTN Group, Ltd.	164,966	1,500,949
Naspers, Ltd. Class N	42,680	7,368,636
Nedbank Group, Ltd.	19,010	342,382
Netcare, Ltd.	93,999	179,463
Pick n Pay Stores, Ltd.	34,091	169,149
Pioneer Foods Group, Ltd.	12,727	167,631
PSG Group, Ltd.	8,789	161,901
Rand Merchant Investment Holdings, Ltd.	66,416	204,567
Redefine Properties, Ltd. REIT	493,133	404,914
Remgro, Ltd.	51,644	793,759
Resilient REIT, Ltd.	28,224	245,304
RMB Holdings, Ltd.	67,637	295,441
Sanlam, Ltd.	137,026	688,464
Sappi, Ltd.	51,861	352,463
Sasol, Ltd.	53,873	1,569,293
Shoprite Holdings, Ltd.	42,143	608,475
Sibanye Gold, Ltd.	74,940	160,401
SPAR Group, Ltd.	18,251	237,190
Standard Bank Group, Ltd.	125,932	1,350,068
Telkom SA SOC, Ltd.	26,589	148,781
Tiger Brands, Ltd.	15,902	474,911
Truworths International, Ltd.	43,916	283,663
Tsogo Sun Holdings, Ltd.	33,135	68,303
Vodacom Group, Ltd.	36,579	414,655
Woolworths Holdings, Ltd.	96,888	505,151

		26,648,808

South Korea – 14.6%
Amorepacific Corp.	3,100	777,564
Amorepacific Corp. Preference Shares	830	123,947
AMOREPACIFIC Group	2,687	287,129
BGF retail Co., Ltd.	1,950	183,090
BNK Financial Group, Inc.	25,400	208,506
Celltrion, Inc.(a)	7,686	619,251
Cheil Worldwide, Inc.	6,230	105,848
CJ CheilJedang Corp.	770	243,056
CJ Corp.	1,437	223,588
CJ E&M Corp.	1,843	140,083
CJ Korea Express Corp.(a)	655	97,521
Coway Co., Ltd.	5,107	439,322

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
Daelim Industrial Co., Ltd.	2,772	$200,532
Daewoo Engineering & Construction Co., Ltd.(a)	11,250	72,934
DGB Financial Group, Inc.	16,060	155,818
Dongbu Insurance Co., Ltd.	4,782	273,673
Dongsuh Cos., Inc.	3,452	91,679
Doosan Heavy Industries & Construction Co., Ltd.	4,311	92,326
E-MART, Inc.	1,875	344,552
GS Engineering & Construction Corp.(a)	4,736	130,015
GS Holdings Corp.	5,021	265,350
GS Retail Co., Ltd.	2,570	121,112
Hana Financial Group, Inc.	28,859	953,537
Hankook Tire Co., Ltd.	7,360	358,687
Hanmi Pharm Co., Ltd. (a)	568	151,866
Hanmi Science Co., Ltd.(a)	1,124	58,698
Hanon Systems	18,870	156,589
Hanssem Co., Ltd.	1,040	204,596
Hanwha Chemical Corp.	10,370	244,807
Hanwha Corp.	4,540	145,744
Hanwha Life Insurance Co., Ltd.	20,860	112,666
Hanwha Techwin Co., Ltd.(a)	3,668	154,487
Hotel Shilla Co., Ltd.	3,070	123,810
Hyosung Corp.	2,070	250,814
Hyundai Department Store Co., Ltd.	1,373	124,003
Hyundai Development Co-Engineering & Construction	5,600	203,559
Hyundai Engineering & Construction Co., Ltd.	7,026	310,996
Hyundai Glovis Co., Ltd.	1,824	239,764
Hyundai Heavy Industries Co., Ltd.(a)	4,046	596,969
Hyundai Marine & Fire Insurance Co., Ltd.	6,210	194,358
Hyundai Mobis Co., Ltd.	6,632	1,426,268
Hyundai Motor Co.	15,052	2,119,905
Hyundai Motor Co. Preference Shares(d)	3,610	334,110
Hyundai Motor Co. Preference Shares(d)	2,218	196,948
Hyundai Steel Co.	7,874	411,901
Hyundai Wia Corp.	1,548	93,990
Industrial Bank of Korea	24,180	263,790
Kakao Corp.	2,991	222,259
Kangwon Land, Inc.	11,649	397,918
KB Financial Group, Inc.	38,625	1,692,413
KCC Corp.	586	185,499
KEPCO Plant Service & Engineering Co., Ltd.	2,030	113,272
Kia Motors Corp.	25,728	852,385
Korea Aerospace Industries, Ltd.	6,512	335,412
Korea Electric Power Corp.	25,147	1,044,512
Korea Gas Corp.(a)	2,660	106,919
Korea Investment Holdings Co., Ltd.	3,900	164,258
Korea Zinc Co., Ltd.	806	311,358
Korean Air Lines Co., Ltd.(a)	5,296	149,413
KT Corp.	3,240	92,422
KT&G Corp.	11,430	996,535
Kumho Petrochemical Co., Ltd.	1,752	123,453
LG Chem, Ltd.	4,491	1,180,680
LG Chem, Ltd. Preference Shares	732	124,695
LG Corp.	9,122	572,623
LG Display Co., Ltd.	22,336	604,189
LG Electronics, Inc.	10,352	628,544
LG Household & Health Care, Ltd.	910	659,939
LG Household & Health Care, Ltd. Preference Shares	200	91,210
LG Innotek Co., Ltd.	1,379	168,321
LG Uplus Corp.	10,360	132,476
Lotte Chemical Corp.	1,503	497,954
Lotte Chilsung Beverage Co., Ltd.	59	74,654
Lotte Confectionery Co., Ltd.	537	92,197
Lotte Shopping Co., Ltd.	1,091	212,190
Mirae Asset Daewoo Co., Ltd.	36,120	291,983
NAVER Corp.	2,735	2,091,053
NCSoft Corp.	1,724	470,196
NH Investment & Securities Co., Ltd.	13,420	150,605
OCI Co., Ltd.	1,506	114,064
Orion Corp.	355	212,689
Ottogi Corp.	123	83,591
POSCO	7,206	1,875,119
Posco Daewoo Corp.	4,400	93,839
S-1 Corp.	1,905	152,802
S-Oil Corp.	4,320	388,232
Samsung Biologics Co., Ltd.(a)	1,630	252,160
Samsung C&T Corp.	7,404	844,147
Samsung Card Co., Ltd.	3,246	113,783
Samsung Electro-Mechanics Co., Ltd.	5,440	338,085
Samsung Electronics Co., Ltd.	9,586	17,658,195
Samsung Electronics Co., Ltd. Preference Shares	1,694	2,428,223
Samsung Fire & Marine Insurance Co., Ltd.	3,201	767,118
Samsung Heavy Industries Co., Ltd.(a)	24,903	249,409
Samsung Life Insurance Co., Ltd.	6,846	664,214
Samsung SDI Co., Ltd.	5,347	659,828
Samsung SDS Co., Ltd.	3,426	408,988
Samsung Securities Co., Ltd.	7,181	216,079
Shinhan Financial Group Co., Ltd.	41,498	1,729,238
Shinsegae, Inc.	690	117,849
SK Holdings Co., Ltd.	4,462	971,561
SK Hynix, Inc.	56,830	2,566,319
SK Innovation Co., Ltd.	6,316	940,368
SK Networks Co., Ltd.	11,200	74,814
SK Telecom Co., Ltd.	1,984	447,079
Woori Bank	29,070	337,933
Yuhan Corp.	753	149,819

		64,316,840

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – 11.9%
Acer, Inc.(a)	273,000	$129,561
Advanced Semiconductor Engineering, Inc.	653,615	834,723
Advantech Co., Ltd.	31,000	259,504
Asia Cement Corp.	231,000	232,960
Asia Pacific Telecom Co., Ltd.(a)	190,000	62,431
Asustek Computer, Inc.	68,000	672,324
AU Optronics Corp.	830,000	324,149
Casetek Holdings, Ltd.	14,000	46,601
Catcher Technology Co., Ltd.	63,000	622,889
Cathay Financial Holding Co., Ltd.	790,000	1,267,957
Chailease Holding Co., Ltd.	100,000	233,666
Chang Hwa Commercial Bank, Ltd.	478,560	291,781
Cheng Shin Rubber Industry Co., Ltd.	191,000	394,684
Chicony Electronics Co., Ltd.	54,205	138,270
China Airlines, Ltd.	237,000	82,404
China Development Financial Holding Corp.	1,296,000	355,794
China Life Insurance Co., Ltd.	333,200	329,439
China Steel Corp.	1,146,000	955,551
Chunghwa Telecom Co., Ltd.	372,000	1,262,783
Compal Electronics, Inc.	414,000	270,156
CTBC Financial Holding Co., Ltd.	1,703,040	1,052,385
Delta Electronics, Inc.	188,000	1,006,839
E.Sun Financial Holding Co., Ltd.	768,900	467,536
Eclat Textile Co., Ltd.	19,206	192,424
Eva Airways Corp.	197,950	105,034
Evergreen Marine Corp. Taiwan, Ltd.(a)	182,000	85,174
Far Eastern New Century Corp.	310,000	268,699
Far EasTone Telecommunications Co., Ltd.	158,000	387,938
Feng TAY Enterprise Co., Ltd.	33,880	135,107
First Financial Holding Co., Ltd.	927,350	565,411
Formosa Chemicals & Fibre Corp.	313,000	973,789
Formosa Petrochemical Corp.	113,000	394,760
Formosa Plastics Corp.	400,000	1,193,046
Formosa Taffeta Co., Ltd.	68,000	72,611
Foxconn Technology Co., Ltd.	88,830	270,801
Fubon Financial Holding Co., Ltd.	646,000	1,053,868
Giant Manufacturing Co., Ltd.	26,000	153,811
Highwealth Construction Corp.	82,000	144,042
Hiwin Technologies Corp.	19,380	121,674
Hon Hai Precision Industry Co., Ltd.	1,520,000	4,558,622
Hotai Motor Co., Ltd.	24,000	281,190
HTC Corp.(a)	61,000	155,805
Hua Nan Financial Holdings Co., Ltd.	725,060	405,035
Innolux Corp.	857,000	354,465
Inventec Corp.	253,000	189,693
Largan Precision Co., Ltd.	10,000	1,575,348
Lite-On Technology Corp.	202,958	349,830
MediaTek, Inc.	147,000	1,041,608
Mega Financial Holding Co., Ltd.	1,049,000	847,013
Merida Industry Co., Ltd.	19,000	100,503
Micro-Star International Co., Ltd.	66,000	153,567
Nan Ya Plastics Corp.	460,000	1,090,022
Nanya Technology Corp.	62,000	98,898
Nien Made Enterprise Co., Ltd.	14,000	130,576
Novatek Microelectronics Corp.	57,000	220,730
OBI Pharma, Inc.(a)	10,000	89,973
Pegatron Corp.	188,000	556,395
Phison Electronics Corp.	14,000	125,731
Pou Chen Corp.	213,000	294,834
Powertech Technology, Inc.	66,000	192,067
President Chain Store Corp.	56,000	461,399
Quanta Computer, Inc.	260,000	528,697
Realtek Semiconductor Corp.	43,000	153,761
Ruentex Development Co., Ltd.(a)	75,000	89,849
Ruentex Industries, Ltd.	57,000	91,673
Shin Kong Financial Holding Co., Ltd.(a)	791,000	230,711
Siliconware Precision Industries Co., Ltd.	207,000	337,695
SinoPac Financial Holdings Co., Ltd.	972,050	303,380
Standard Foods Corp.	40,300	100,144
Synnex Technology International Corp.	133,700	143,868
TaiMed Biologics, Inc.(a)	15,000	87,995
Taishin Financial Holding Co., Ltd.	821,535	342,504
Taiwan Business Bank	377,200	104,424
Taiwan Cement Corp.	329,000	393,596
Taiwan Cooperative Financial Holding Co., Ltd.	737,850	367,192
Taiwan Fertilizer Co., Ltd.	66,000	91,357
Taiwan Mobile Co., Ltd.	156,000	573,255
Taiwan Semiconductor Manufacturing Co., Ltd.	2,398,000	14,936,871
Teco Electric and Machinery Co., Ltd.	189,000	192,161
Transcend Information, Inc.	20,000	65,519
Uni-President Enterprises Corp.	466,000	873,870
United Microelectronics Corp.	1,173,000	471,635
Vanguard International Semiconductor Corp.	84,000	160,013
Wistron Corp.	248,863	228,010
WPG Holdings, Ltd.	146,000	183,327
Yuanta Financial Holding Co., Ltd.	949,000	400,336
Yulon Motor Co., Ltd.	89,000	82,862
Zhen Ding Technology Holding, Ltd.	40,000	93,994

		52,314,579

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Thailand – 2.2%
Advanced Info Service PCL	101,400	$525,259
Airports of Thailand PCL	412,400	471,057
Bangkok Bank PCL	12,400	67,120
Bangkok Bank PCL NVDR	11,400	60,214
Bangkok Dusit Medical Services PCL	381,200	235,182
Bangkok Expressway & Metro PCL	694,199	153,537
Banpu PCL	197,400	113,744
BEC World PCL	97,800	49,523
Berli Jucker PCL	115,400	156,161
BTS Group Holdings PCL	589,384	144,934
Bumrungrad Hospital PCL	36,000	191,721
Central Pattana PCL	131,800	217,669
Charoen Pokphand Foods PCL	268,500	216,831
CP ALL PCL	482,500	828,447
Delta Electronics Thailand PCL	47,200	120,189
Electricity Generating PCL	11,900	74,110
Energy Absolute PCL	100,200	80,918
Glow Energy PCL	49,000	117,643
Home Product Center PCL	378,600	106,322
Indorama Ventures PCL	136,400	139,923
IRPC PCL	950,200	142,409
Kasikornbank PCL	158,300	870,679
Kasikornbank PCL NVDR	8,600	47,301
KCE Electronics PCL	29,100	88,496
Krung Thai Bank PCL	355,800	211,228
Minor International PCL	213,200	228,013
PTT Exploration & Production PCL	137,700	372,677
PTT Global Chemical PCL	204,000	434,864
PTT PCL	97,000	1,092,441
Robinson Department Store PCL	47,300	88,096
Siam Cement PCL	39,150	615,235
Siam Commercial Bank PCL	171,700	814,466
Thai Oil PCL	78,800	173,136
Thai Union Group PCL	182,700	113,780
TMB Bank PCL	1,184,300	84,094
True Corp. PCL	992,737	196,453

		9,643,872

Turkey – 1.0%
Akbank TAS	211,442	495,270
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,700	101,725
Arcelik A/S	23,890	148,654
BIM Birlesik Magazalar A/S	20,223	310,427
Coca-Cola Icecek A/S	6,886	67,392
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	174,919	139,295
Eregli Demir ve Celik Fabrikalari TAS	138,482	224,361
Ford Otomotiv Sanayi A/S	7,319	71,549
Haci Omer Sabanci Holding A/S	88,874	244,049
KOC Holding A/S	61,290	258,345
Petkim Petrokimya Holding A/S	60,908	84,798
TAV Havalimanlari Holding A/S	17,198	68,430
Tofas Turk Otomobil Fabrikasi A/S	12,158	90,877
Tupras Turkiye Petrol Rafinerileri A/S	12,078	299,160
Turk Hava Yollari AO(a)	53,467	80,311
Turk Telekomunikasyon A/S	54,130	87,698
Turkcell Iletisim Hizmetleri A/S(a)	84,550	277,913
Turkiye Garanti Bankasi A/S	221,874	539,811
Turkiye Halk Bankasi A/S	62,296	177,395
Turkiye Is Bankasi Class C	153,105	278,744
Turkiye Sise ve Cam Fabrikalari A/S	72,284	82,771
Turkiye Vakiflar Bankasi TAO Class D	71,797	105,675
Ulker Biskuvi Sanayi A/S	14,465	73,325
Yapi ve Kredi Bankasi A/S(a)	83,552	87,185

		4,395,160

United Arab Emirates – 0.7%
Abu Dhabi Commercial Bank PJSC	194,034	359,224
Aldar Properties PJSC	312,074	192,019
DP World, Ltd.	15,941	342,732
Dubai Islamic Bank PJSC	120,202	183,265
DXB Entertainments PJSC(a)	280,045	77,769
Emaar Malls PJSC	196,771	141,431
Emaar Properties PJSC	341,413	678,550
Emirates Telecommunications Group Co. PJSC	169,840	834,634
First Gulf Bank PJSC	86,391	303,415
National Bank of Abu Dhabi PJSC	66,655	186,010

		3,299,049

TOTAL COMMON STOCKS (Cost $360,126,141)		426,568,644

RIGHTS – 0.0%(e)
Qatar – 0.0%(e)
Doha Bank QSC (expiring 5/9/17)(a)	2,558	4,496

South Africa – 0.0%(e)
Life Healthcare Group Holdings, Ltd. (expiring 4/13/17)(a)	33,171	11,132

TOTAL RIGHTS (Cost $0)		15,628

SHORT-TERM INVESTMENT – 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(f)(g) (Cost $10,989,865)	10,989,865	10,989,865

TOTAL INVESTMENTS – 99.3% (Cost $371,116,006)		437,574,137
Other Assets in Excess of Liabilities – 0.7%		3,167,811

NET ASSETS – 100.0%		$440,741,948

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

(a)	Non-income producing security.

(b)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2017, total aggregate fair value of the security is $21,947, representing 0.0% of the Fund’s net assets.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)	Amount is less than 0.05% of net assets.

(f)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index (long)	06/16/2017	279	$13,411,530	$373,873

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Brazil	$32,383,856	$–	$–	$32,383,856
Chile	5,325,335	–	–	5,325,335
China	112,525,253	21,947	–	112,547,200
Colombia	1,859,849	–	–	1,859,849
Czech Republic	775,801	–	–	775,801
Egypt	545,016	–	–	545,016
Greece	1,369,629	–	–	1,369,629
Hong Kong	2,124,141	–	–	2,124,141
Hungary	1,199,941	–	–	1,199,941
India	37,727,248	–	–	37,727,248
Indonesia	10,694,335	–	–	10,694,335
Malaysia	10,413,185	–	–	10,413,185
Mexico	15,727,315	–	–	15,727,315
Netherlands	1,392,576	–	–	1,392,576
Peru	1,593,634	–	–	1,593,634
Philippines	4,914,948	–	–	4,914,948
Poland	5,176,086	–	–	5,176,086
Qatar	3,438,715	–	–	3,438,715
Romania	236,392	–	–	236,392
Russia	16,505,134	–	–	16,505,134
South Africa	26,648,808	–	–	26,648,808
South Korea	64,316,840	–	–	64,316,840
Taiwan	52,314,579	–	–	52,314,579
Thailand	1,660,549	7,983,323	–	9,643,872
Turkey	4,395,160	–	–	4,395,160
United Arab Emirates	3,299,049	–	–	3,299,049

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rights
Qatar	$–	$4,496	$–	$4,496
South Africa	11,132	–	–	11,132
Short-Term Investment	10,989,865	–	–	10,989,865

Total Investments	$429,564,371	$8,009,766	$–	$437,574,137

Other Financial Instruments:
Futures Contracts(a)	373,873	–	–	373,873

Total Investments and Other Financial Instruments	$429,938,244	$8,009,766	$–	$437,948,010

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,130,539	$7,130,539	19,285,668	15,426,342	10,989,865	$10,989,865	$12,687

TOTAL		$7,130,539				$10,989,865	$12,687

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds. The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUND AND EXCHANGE TRADED PRODUCTS – 97.4%
State Street International Developed Equity Index Portfolio (a) (Cost $2,213,027,727)		$2,305,592,739

SHORT-TERM INVESTMENT – 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (b)(c) (Cost $52,329,163)	52,329,163	52,329,163

TOTAL INVESTMENTS – 99.6% (Cost $2,265,356,890)		2,357,921,902

Other Assets In Excess Of Liabilities – 0.4%		8,581,592

NET ASSETS – 100.0%		$2,366,503,494

(a)	Affiliated fund managed by SSGA Funds Management, Inc.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

At March 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	279,847,095	JPY	31,183,361,805	04/04/2017	$–
BNP Paribas SA	USD	65,966,369	SEK	588,967,531	04/04/2017	–
BNP Paribas SA	USD	37,287,773	DKK	259,252,566	04/04/2017	–
BNP Paribas SA	USD	29,608,745	SGD	41,372,299	04/04/2017	–
BNP Paribas SA	USD	15,495,985	ILS	56,258,174	04/04/2017	–
BNP Paribas SA	USD	14,141,569	NOK	121,460,520	04/04/2017	–
BNP Paribas SA	USD	3,917,183	NZD	5,603,581	04/04/2017	–
BNP Paribas SA	AUD	606,000	USD	467,480	04/04/2017	5,193
BNP Paribas SA	EUR	3,361,000	USD	3,564,485	04/04/2017	(30,272)
BNP Paribas SA	NZD	5,603,581	USD	4,048,559	04/04/2017	131,376
BNP Paribas SA	NOK	121,460,520	USD	14,536,856	04/04/2017	395,287
BNP Paribas SA	ILS	55,211,174	USD	15,177,912	04/04/2017	(29,683)
BNP Paribas SA	SGD	39,994,299	USD	28,601,065	04/04/2017	(21,492)
BNP Paribas SA	DKK	248,149,566	USD	35,532,678	04/04/2017	(158,173)
BNP Paribas SA	SEK	553,259,531	USD	61,533,105	04/04/2017	(433,846)
BNP Paribas SA	JPY	30,655,170,305	USD	274,375,668	04/04/2017	(731,307)
BNP Paribas SA	NOK	6,511,000	USD	758,326	05/03/2017	24
BNP Paribas SA	DKK	7,670,000	USD	1,104,748	05/03/2017	26
BNP Paribas SA	SEK	15,945,000	USD	1,788,357	05/03/2017	34
BNP Paribas SA	NZD	5,603,581	USD	3,914,213	05/03/2017	(43)
BNP Paribas SA	CHF	4,400,000	USD	4,402,818	05/03/2017	(316)
BNP Paribas SA	NOK	121,460,520	USD	14,145,686	05/03/2017	(186)
BNP Paribas SA	ILS	56,258,174	USD	15,508,801	05/03/2017	(1,016)
BNP Paribas SA	SGD	41,372,299	USD	29,611,924	05/03/2017	(3,364)
BNP Paribas SA	DKK	259,252,566	USD	37,338,792	05/03/2017	(1,737)
BNP Paribas SA	SEK	588,967,531	USD	66,051,446	05/03/2017	(4,628)
BNP Paribas SA	JPY	31,183,361,805	USD	280,180,254	05/08/2017	(8,811)
Bank of America	AUD	219,262,050	USD	168,449,166	04/04/2017	1,185,150

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	JPY	30,655,170,305	USD	274,375,668	04/04/2017	$(731,307)
Barclays Bank PLC	CHF	773,000	USD	776,372	04/04/2017	4,105
Barclays Bank PLC	HKD	2,352,000	USD	302,995	04/05/2017	342
Citibank N.A.	USD	207,570,040	GBP	165,996,273	04/04/2017	27
Citibank N.A.	USD	1,863,018	EUR	1,748,000	04/04/2017	6,554
Citibank N.A.	USD	1,491,979	JPY	166,102,000	04/04/2017	(1,339)
Citibank N.A.	USD	1,107,387	GBP	884,000	04/04/2017	(1,989)
Citibank N.A.	USD	534,823	CHF	536,000	04/04/2017	668
Citibank N.A.	USD	464,147	AUD	608,000	04/04/2017	(335)
Citibank N.A.	ILS	1,047,000	USD	287,807	04/04/2017	(583)
Citibank N.A.	AUD	608,000	USD	466,206	04/04/2017	2,393
Citibank N.A.	CHF	536,000	USD	537,692	04/04/2017	2,200
Citibank N.A.	SGD	1,378,000	USD	985,475	04/04/2017	(712)
Citibank N.A.	CHF	1,043,000	USD	1,031,196	04/04/2017	(10,814)
Citibank N.A.	GBP	884,000	USD	1,103,871	04/04/2017	(1,527)
Citibank N.A.	JPY	166,102,000	USD	1,491,888	04/04/2017	1,248
Citibank N.A.	EUR	1,748,000	USD	1,875,153	04/04/2017	5,580
Citibank N.A.	GBP	1,720,000	USD	2,110,543	04/04/2017	(40,231)
Citibank N.A.	EUR	3,401,000	USD	3,578,355	04/04/2017	(59,183)
Citibank N.A.	GBP	158,251,773	USD	197,090,240	04/04/2017	(795,716)
Citibank N.A.	USD	78,200,995	HKD	607,739,035	04/05/2017	2,099
Citibank N.A.	HKD	16,808,000	USD	2,166,326	04/05/2017	3,493
Citibank N.A.	HKD	579,101,035	USD	74,634,020	04/05/2017	116,028
Citibank N.A.	AUD	608,000	USD	463,874	05/03/2017	296
Citibank N.A.	CHF	536,000	USD	535,679	05/03/2017	(703)
Citibank N.A.	GBP	884,000	USD	1,108,094	05/03/2017	1,936
Citibank N.A.	EUR	1,748,000	USD	1,865,291	05/03/2017	(6,714)
Citibank N.A.	GBP	165,996,273	USD	207,703,667	05/03/2017	(9,154)
Citibank N.A.	HKD	607,739,035	USD	78,250,837	05/04/2017	(7,053)
Citibank N.A.	JPY	166,102,000	USD	1,493,656	05/08/2017	1,194
Credit Suisse International	SEK	2,280,000	USD	258,489	04/04/2017	3,122
Credit Suisse International	GBP	880,000	USD	1,099,808	04/04/2017	(588)
Credit Suisse International	EUR	2,521,000	USD	2,713,499	04/04/2017	17,164
Goldman Sachs Bank USA	SEK	3,075,000	USD	339,322	04/04/2017	(5,089)
Goldman Sachs Bank USA	AUD	1,184,000	USD	895,637	04/04/2017	(7,577)
Goldman Sachs Bank USA	DKK	11,103,000	USD	1,589,768	04/04/2017	(7,154)
Goldman Sachs Bank USA	SEK	24,243,000	USD	2,696,603	04/04/2017	(18,696)
HSBC Bank USA	CHF	559,000	USD	556,060	04/04/2017	(2,410)
HSBC Bank USA	EUR	1,742,000	USD	1,885,246	04/04/2017	22,091
HSBC Bank USA	GBP	1,700,000	USD	2,083,814	04/04/2017	(41,951)
JP Morgan Chase Bank, N.A.	USD	5,691,055	JPY	635,709,000	04/04/2017	13,953
JP Morgan Chase Bank, N.A.	SEK	3,071,000	USD	340,834	04/04/2017	(3,128)
JP Morgan Chase Bank, N.A.	CHF	534,000	USD	538,621	04/04/2017	5,128
JP Morgan Chase Bank, N.A.	AUD	877,000	USD	677,948	04/04/2017	8,929
JP Morgan Chase Bank, N.A.	CHF	1,042,000	USD	1,039,877	04/04/2017	(1,134)
JP Morgan Chase Bank, N.A.	GBP	921,000	USD	1,127,769	04/04/2017	(23,895)
JP Morgan Chase Bank, N.A.	JPY	173,112,000	USD	1,511,708	04/04/2017	(41,842)
JP Morgan Chase Bank, N.A.	EUR	1,822,000	USD	1,946,319	04/04/2017	(2,401)
JP Morgan Chase Bank, N.A.	GBP	1,717,000	USD	2,132,135	04/04/2017	(14,888)
Morgan Stanley Bank, N.A.	USD	174,328,809	AUD	228,523,050	04/04/2017	(40)
Morgan Stanley Bank, N.A.	SEK	3,039,000	USD	337,664	04/04/2017	(2,714)
Morgan Stanley Bank, N.A.	AUD	3,063,000	USD	2,353,358	04/04/2017	16,749
Morgan Stanley Bank, N.A.	HKD	3,136,000	USD	404,095	04/05/2017	559
Morgan Stanley Bank, N.A.	AUD	228,523,050	USD	174,239,228	05/03/2017	(1,111)
Royal Bank of Canada	USD	351,076,747	EUR	328,247,157	04/04/2017	(131)
Royal Bank of Canada	CHF	5,017,000	USD	5,020,057	04/04/2017	7,819
Royal Bank of Canada	EUR	313,519,657	USD	333,649,500	04/04/2017	(1,675,324)
Royal Bank of Canada	GBP	5,552,000	USD	6,946,762	05/03/2017	(512)
Royal Bank of Canada	EUR	34,356,000	USD	36,794,177	05/03/2017	932
Royal Bank of Canada	EUR	328,247,157	USD	351,520,865	05/03/2017	(12,427)

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	USD	351,076,747	EUR	328,247,157	04/04/2017	$(131)
Societe Generale	AUD	1,182,000	USD	905,766	04/04/2017	4,078
Societe Generale	JPY	322,693,000	USD	2,881,437	04/04/2017	(14,489)
Societe Generale	GBP	6,485,000	USD	8,077,055	04/04/2017	(32,115)
Societe Generale	EUR	313,519,657	USD	333,648,560	04/04/2017	(1,676,265)
Societe Generale	HKD	3,169,000	USD	408,400	04/05/2017	617
Societe Generale	EUR	328,247,157	USD	351,519,880	05/03/2017	(13,412)
Standard Chartered Bank	AUD	634,000	USD	480,641	04/04/2017	(3,006)
Standard Chartered Bank	AUD	1,170,000	USD	887,163	04/04/2017	(5,371)
Standard Chartered Bank	CHF	1,031,000	USD	1,021,087	04/04/2017	(8,934)
Standard Chartered Bank	JPY	165,494,000	USD	1,480,077	04/04/2017	(5,107)
Standard Chartered Bank	JPY	239,573,000	USD	2,129,754	04/04/2017	(20,233)
Standard Chartered Bank	JPY	319,351,000	USD	2,807,222	04/04/2017	(58,712)
Standard Chartered Bank	EUR	3,396,000	USD	3,604,256	04/04/2017	(27,934)
Toronto Dominion Bank	USD	201,278,357	CHF	201,469,571	04/04/2017	–
Toronto Dominion Bank	GBP	1,275,000	USD	1,577,774	04/04/2017	(16,550)
Toronto Dominion Bank	CHF	190,990,571	USD	191,071,394	04/04/2017	262,092
Toronto Dominion Bank	CHF	201,469,571	USD	201,598,796	05/03/2017	(14,271)
UBS AG	USD	279,847,095	JPY	31,183,361,805	04/04/2017	–
UBS AG	AUD	545,000	USD	413,816	04/04/2017	(1,937)
UBS AG	CHF	480,000	USD	476,709	04/04/2017	(2,836)
UBS AG	GBP	791,000	USD	966,725	04/04/2017	(22,381)
UBS AG	JPY	148,737,000	USD	1,299,171	04/04/2017	(35,631)
UBS AG	EUR	1,565,000	USD	1,666,390	04/04/2017	(7,455)
UBS AG	JPY	323,132,000	USD	2,825,529	04/04/2017	(74,337)
UBS AG	HKD	3,173,000	USD	408,906	04/05/2017	609
UBS AG	AUD	7,214,000	USD	5,500,098	05/03/2017	(309)
UBS AG	JPY	31,183,361,805	USD	280,170,185	05/08/2017	(18,880)
Westpac Banking Corp.	USD	207,570,041	GBP	165,996,274	04/04/2017	27
Westpac Banking Corp.	EUR	11,647,000	USD	12,395,611	04/04/2017	(61,433)
Westpac Banking Corp.	GBP	158,251,774	USD	197,094,197	04/04/2017	(791,759)
Westpac Banking Corp.	ILS	1,412,000	USD	389,298	05/03/2017	24
Westpac Banking Corp.	SGD	2,222,000	USD	1,590,397	05/03/2017	(164)
Westpac Banking Corp.	GBP	165,996,274	USD	207,708,648	05/03/2017	(4,174)
Westpac Banking Corp.	HKD	36,825,000	USD	4,741,915	05/04/2017	–
Westpac Banking Corp.	USD	5,832,295	JPY	649,054,000	05/08/2017	(409)

Total						$(5,644,335)

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/16/2017	577	$51,410,700	$851,386

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Fund and Exchange Traded Products
United States	$2,305,592,739	$–	$–	$2,305,592,739
Short-Term Investment	52,329,163	–	–	52,329,163

Total Investments	$2,357,921,902	$–	$–	$2,357,921,902

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts (a)	–	2,229,146	–	2,229,146
Futures Contracts (b)	851,386	–	–	851,386

Total Investments And Other Financial Instruments	$2,358,773,288	$2,229,146	$–	$2,361,002,434

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts (a)	$–	$(7,873,481)	$–	$(7,873,481)

Total Other Financial Instruments	$–	$(7,873,481)	$–	$(7,873,481)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	90,100,871	$90,100,871	26,756,386	64,528,094	52,329,163	$52,329,163	$68,460

TOTAL		$90,100,871				$52,329,163	$68,460

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Australia – 7.5%
AGL Energy, Ltd.	113,880	$2,290,850
Alumina, Ltd.	419,565	572,917
Amcor, Ltd.	202,130	2,322,174
AMP, Ltd.	532,462	2,104,057
APA Group	191,268	1,307,342
Aristocrat Leisure, Ltd.	98,993	1,357,037
ASX, Ltd.	32,633	1,256,653
Aurizon Holdings, Ltd.	353,698	1,416,547
AusNet Services	348,352	447,772
Australia & New Zealand Banking Group, Ltd.	507,747	12,324,990
Bank of Queensland, Ltd.	66,249	614,543
Bendigo & Adelaide Bank, Ltd.	79,115	732,684
BHP Billiton PLC	365,322	5,637,121
BHP Billiton, Ltd.	557,654	10,226,766
Boral, Ltd.	205,051	913,511
Brambles, Ltd.	266,133	1,898,232
Caltex Australia, Ltd.	45,538	1,024,443
Challenger, Ltd.	92,804	888,484
CIMIC Group, Ltd.	18,465	506,111
Coca-Cola Amatil, Ltd.	92,076	759,999
Cochlear, Ltd.	10,235	1,055,844
Commonwealth Bank of Australia	298,070	19,534,443
Computershare, Ltd.	77,865	835,154
Crown Resorts, Ltd.	72,799	655,865
CSL, Ltd.	78,657	7,520,236
Dexus Property Group REIT	167,364	1,247,371
Domino’s Pizza Enterprises, Ltd.	10,034	444,876
DUET Group	439,712	935,861
Flight Centre Travel Group, Ltd.	12,119	266,995
Fortescue Metals Group, Ltd.	278,858	1,325,288
Goodman Group REIT	316,961	1,871,483
GPT Group REIT	304,306	1,195,520
Harvey Norman Holdings, Ltd.	107,605	371,852
Healthscope, Ltd.	281,376	487,250
Incitec Pivot, Ltd.	273,735	785,158
Insurance Australia Group, Ltd.	411,703	1,900,109
LendLease Group	98,023	1,165,023
Macquarie Group, Ltd.	52,573	3,617,498
Medibank Pvt, Ltd.	489,758	1,053,585
Mirvac Group REIT	650,968	1,087,534
National Australia Bank, Ltd.	461,102	11,727,398
Newcrest Mining, Ltd.	129,446	2,199,115
Oil Search, Ltd.	231,227	1,273,546
Orica, Ltd.	67,209	902,359
Origin Energy, Ltd.	319,729	1,719,532
Qantas Airways, Ltd.	64,362	190,993
QBE Insurance Group, Ltd.	230,830	2,269,782
Ramsay Health Care, Ltd.	23,413	1,248,278
REA Group, Ltd.	9,620	435,400
Santos, Ltd.	314,465	911,580
Scentre Group REIT	929,908	3,043,241
SEEK, Ltd.	54,873	666,409
Sonic Healthcare, Ltd.	67,055	1,131,502
South32, Ltd.	896,132	1,886,775
Stockland REIT	406,259	1,438,004
Suncorp Group, Ltd.	224,319	2,260,518
Sydney Airport	197,974	1,022,435
Tabcorp Holdings, Ltd.	144,764	524,558
Tatts Group, Ltd.	237,214	801,647
Telstra Corp., Ltd.	713,908	2,537,857
TPG Telecom, Ltd.	56,237	299,016
Transurban Group Stapled Security	362,178	3,224,274
Treasury Wine Estates, Ltd.	134,469	1,254,549
Vicinity Centres REIT	576,936	1,245,527
Vocus Group, Ltd.	84,519	278,533
Wesfarmers, Ltd.	195,001	6,704,455
Westfield Corp.	331,142	2,243,191
Westpac Banking Corp.	579,499	15,498,999
Woodside Petroleum, Ltd.	132,221	3,235,742
Woolworths, Ltd.	218,601	4,419,133

		172,553,526

Austria – 0.2%
ANDRITZ AG	14,225	713,324
Erste Group Bank AG	54,596	1,782,450
OMV AG	27,659	1,091,157
Raiffeisen Bank International AG(a)	23,935	541,561
Voestalpine AG	21,677	855,513

		4,984,005

Belgium – 1.1%
Ageas	35,808	1,403,255
Anheuser-Busch InBev SA	131,995	14,526,928
Colruyt SA	11,037	543,249
Groupe Bruxelles Lambert SA	14,003	1,274,534
KBC Group NV	42,997	2,859,958
Proximus SADP	27,216	856,237
Solvay SA	13,514	1,655,693
Telenet Group Holding NV(a)	9,109	543,146
UCB SA	22,934	1,783,507
Umicore SA	16,732	955,631

		26,402,138

Chile – 0.0%(b)
Antofagasta PLC	67,870	708,224

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	312,240

Denmark – 1.6%
AP Moeller – Maersk A/S Class A	701	1,134,263
AP Moeller – Maersk A/S Class B	1,116	1,857,124
Carlsberg A/S Class B	18,366	1,701,155
Chr Hansen Holding A/S	17,535	1,128,858
Coloplast A/S Class B	20,207	1,582,498
Danske Bank A/S	119,616	4,085,980
DONG Energy A/S(c)	26,007	1,005,830
DSV A/S	33,781	1,753,974
Genmab A/S(a)	9,759	1,885,058
ISS A/S	29,588	1,122,197
Novo Nordisk A/S Class B	331,811	11,429,828
Novozymes A/S Class B	41,998	1,669,591

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Pandora A/S	19,146	$2,125,880
TDC A/S	156,700	810,461
Tryg A/S	20,264	368,688
Vestas Wind Systems A/S	37,917	3,092,149
William Demant Holding A/S(a)	21,003	440,133

		37,193,667

Finland – 0.9%
Elisa Oyj	25,700	911,208
Fortum Oyj	75,813	1,202,502
Kone Oyj Class B	56,003	2,465,401
Metso Oyj	17,839	541,482
Neste Oyj	23,194	906,949
Nokia Oyj(d)	988,382	5,317,655
Nokian Renkaat Oyj	20,335	851,267
Orion Oyj Class B	18,821	983,753
Sampo Oyj Class A	76,940	3,658,664
Stora Enso Oyj Class R	94,838	1,123,888
UPM-Kymmene Oyj	90,876	2,140,265
Wartsila Oyj Abp	25,644	1,375,491

		21,478,525

France – 9.7%
Accor SA	31,145	1,300,799
Aeroports de Paris	5,090	630,688
Air Liquide SA	67,853	7,772,477
Airbus SE	99,820	7,615,365
Alstom SA(a)	24,765	742,044
Arkema SA	11,794	1,166,568
Atos SE	15,451	1,916,145
AXA SA	338,056	8,769,824
BNP Paribas SA	182,992	12,218,738
Bollore SA(d)	143,645	558,311
Bollore SA(a)(d)	677	2,578
Bouygues SA	35,739	1,458,461
Bureau Veritas SA	49,249	1,041,633
Cap Gemini SA	28,341	2,623,816
Carrefour SA	98,517	2,328,651
Casino Guichard Perrachon SA	9,801	549,606
Christian Dior SE	9,205	2,144,285
Cie de Saint-Gobain	86,493	4,452,899
Cie Generale des Etablissements Michelin	31,517	3,837,769
CNP Assurances	29,292	597,762
Credit Agricole SA	195,157	2,650,872
Danone SA	101,921	6,950,450
Dassault Aviation SA	384	489,522
Dassault Systemes SE	22,877	1,985,341
Edenred	40,107	950,156
Eiffage SA	11,301	887,426
Electricite de France SA	57,150	482,397
Engie SA	274,892	3,904,461
Essilor International SA	35,586	4,335,147
Eurazeo SA	7,199	475,302
Eutelsat Communications SA	29,017	649,565
Fonciere Des Regions	5,920	495,838
Gecina SA REIT	7,428	1,010,555
Groupe Eurotunnel SE	73,525	741,720
Hermes International	4,436	2,107,042
ICADE	6,016	441,915
Iliad SA	4,881	1,094,472
Imerys SA	6,262	532,922
Ingenico Group SA	9,802	927,390
JCDecaux SA	12,680	447,407
Kering	12,997	3,370,282
Klepierre REIT	37,613	1,466,748
L’Oreal SA	43,917	8,461,899
Lagardere SCA	20,176	595,803
Legrand SA	46,077	2,785,398
LVMH Moet Hennessy Louis Vuitton SE	48,214	10,615,121
Natixis SA	151,944	938,667
Orange SA	349,807	5,449,290
Pernod Ricard SA	36,458	4,324,395
Peugeot SA(a)	88,239	1,781,347
Publicis Groupe SA	33,849	2,371,671
Remy Cointreau SA	4,070	399,481
Renault SA	33,000	2,874,083
Rexel SA	57,244	1,042,055
Safran SA	53,742	4,025,306
Sanofi	201,163	18,206,315
Schneider Electric SE	97,054	7,124,073
SCOR SE	30,300	1,148,193
SEB SA	3,738	523,335
SFR Group SA(a)	18,549	585,054
Societe BIC SA	4,605	575,272
Societe Generale SA	132,509	6,739,021
Sodexo SA	15,650	1,845,414
Suez Environment Co.	60,877	963,968
Thales SA	17,948	1,740,334
TOTAL SA	389,773	19,766,439
Unibail-Rodamco SE	17,077	4,001,795
Valeo SA	42,633	2,846,690
Veolia Environnement SA	83,809	1,574,041
Vinci SA	87,534	6,956,111
Vivendi SA	179,432	3,497,586
Wendel SA	4,850	616,253
Zodiac Aerospace	32,539	816,109

		223,315,868

Germany – 9.2%
adidas AG	32,799	6,254,792
Allianz SE	79,313	14,730,588
Axel Springer SE	8,400	465,113
BASF SE	159,337	15,835,317
Bayer AG	143,418	16,574,077
Bayerische Motoren Werke AG	57,097	5,221,931
Bayerische Motoren Werke AG Preference Shares	8,795	694,402
Beiersdorf AG	17,230	1,635,147
Brenntag AG	25,724	1,445,813
Commerzbank AG	193,105	1,751,007
Continental AG	18,914	4,157,154
Covestro AG(c)	16,301	1,258,090
Daimler AG	166,564	12,327,873
Deutsche Bank AG(a)	236,302	4,081,698
Deutsche Boerse AG(a)	33,629	3,090,001
Deutsche Lufthansa AG	40,148	652,692
Deutsche Post AG	167,143	5,739,338
Deutsche Telekom AG	569,811	10,010,071

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Wohnen AG	61,166	$2,019,190
E.ON SE	391,093	3,116,704
Evonik Industries AG	27,051	884,318
Fraport AG Frankfurt Airport Services Worldwide	6,934	491,920
Fresenius Medical Care AG & Co. KGaA	36,900	3,119,817
Fresenius SE & Co. KGaA	71,570	5,766,336
Fuchs Petrolub SE Preference Shares	11,891	581,595
GEA Group AG	30,765	1,310,923
Hannover Rueck SE	10,426	1,205,994
HeidelbergCement AG	25,834	2,424,874
Henkel AG & Co. KGaA	17,691	1,970,664
Henkel AG & Co. KGaA Preference Shares	30,632	3,934,769
HOCHTIEF AG	3,385	560,985
HUGO BOSS AG	12,793	936,037
Infineon Technologies AG	195,022	3,993,373
Innogy SE(a)(c)	24,532	928,438
KS AG	35,264	821,845
Lanxess AG	16,645	1,119,609
Linde AG	32,024	5,346,621
MAN SE	5,739	593,129
Merck KGaA	23,098	2,638,436
METRO AG	33,622	1,078,093
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,757	5,444,685
OSRAM Licht AG	16,817	1,056,714
Porsche Automobil Holding SE Preference Shares	26,200	1,433,055
ProSiebenSat.1 Media SE	39,704	1,762,526
RWE AG(a)	84,794	1,408,891
SAP SE	170,442	16,767,602
Schaeffler AG, Preference Shares	27,293	481,071
Siemens AG	132,077	18,138,157
Symrise AG	20,690	1,379,521
Telefonica Deutschland Holding AG	123,988	616,643
ThyssenKrupp AG	65,285	1,603,195
TUI AG	83,995	1,161,649
United Internet AG	23,007	1,020,704
Volkswagen AG Preference Shares	32,620	4,765,798
Volkswagen AG	5,948	888,409
Vonovia SE	81,245	2,870,160
Zalando SE(a)(c)	14,199	575,949

		212,143,503

Hong Kong – 3.4%
AIA Group, Ltd.	2,072,000	13,064,145
ASM Pacific Technology, Ltd.	41,900	569,881
Bank of East Asia, Ltd.	215,545	891,690
BOC Hong Kong Holdings, Ltd.	625,500	2,555,443
Cathay Pacific Airways, Ltd.	209,000	303,355
Cheung Kong Infrastructure Holdings, Ltd.	115,000	902,657
Cheung Kong Property Holdings, Ltd.	470,179	3,167,197
CK Hutchison Holdings, Ltd.	459,000	5,646,323
CLP Holdings, Ltd.	287,500	3,005,774
First Pacific Co., Ltd.	314,000	227,879
Galaxy Entertainment Group, Ltd.	398,000	2,179,103
Hang Lung Group, Ltd.	145,000	618,510
Hang Lung Properties, Ltd.	415,000	1,078,685
Hang Seng Bank, Ltd.	129,000	2,616,020
Henderson Land Development Co., Ltd.	193,868	1,201,151
HK Electric Investments & HK Electric Investments, Ltd.(c)	455,490	420,236
HKT Trust & HKT, Ltd.	679,000	878,947
Hong Kong & China Gas Co., Ltd.	1,289,000	2,577,502
Hong Kong Exchanges & Clearing, Ltd.	196,409	4,943,396
Hongkong Land Holdings, Ltd.	195,000	1,499,550
Hysan Development Co., Ltd.	105,000	476,259
Jardine Matheson Holdings, Ltd.	43,600	2,801,300
Jardine Strategic Holdings, Ltd.	38,500	1,617,000
Kerry Properties, Ltd.	118,000	409,200
Li & Fung, Ltd.	1,090,000	472,663
Link REIT	372,500	2,609,873
Melco Crown Entertainment, Ltd. ADR	32,723	606,684
MTR Corp., Ltd.	238,645	1,340,392
New World Development Co., Ltd.	965,709	1,187,953
NWS Holdings, Ltd.	267,962	488,928
PCCW, Ltd.	748,000	440,821
Power Assets Holdings, Ltd.	252,000	2,172,554
Sands China, Ltd.	414,000	1,917,776
Shangri-La Asia, Ltd.	162,000	235,970
Sino Land Co., Ltd.	573,556	1,005,190
SJM Holdings, Ltd.	256,000	208,186
Sun Hung Kai Properties, Ltd.	252,000	3,703,069
Swire Pacific, Ltd. Class A	97,000	968,565
Swire Properties, Ltd.	193,600	620,297
Techtronic Industries Co., Ltd.	258,000	1,044,084
WH Group, Ltd.(c)	1,383,309	1,192,584
Wharf Holdings, Ltd.	241,000	2,068,417
Wheelock & Co., Ltd.	151,000	1,193,972
Yue Yuen Industrial Holdings, Ltd.	111,000	436,344

		77,565,525

Ireland – 0.6%
Bank of Ireland(a)	4,567,642	1,148,050
CRH PLC	143,626	5,080,052
Experian PLC	167,229	3,404,336
James Hardie Industries PLC	75,134	1,178,989
Kerry Group PLC Class A	27,239	2,147,136
Paddy Power Betfair PLC	13,096	1,407,686
Ryanair Holdings PLC ADR(a)	4,562	378,555

		14,744,804

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – 0.6%
Azrieli Group, Ltd.	7,782	$411,982
Bank Hapoalim BM	186,339	1,133,278
Bank Leumi Le-Israel BM(a)	253,799	1,118,519
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	573,083
Check Point Software Technologies, Ltd.(a)	22,510	2,310,877
Elbit Systems, Ltd.	3,969	453,256
Frutarom Industries, Ltd.	6,562	366,012
Israel Chemicals, Ltd.	90,984	385,940
Mizrahi Tefahot Bank, Ltd.	25,993	439,887
Nice, Ltd.	9,356	627,255
Teva Pharmaceutical Industries, Ltd.	133,383	4,375,682
Teva Pharmaceutical Industries, Ltd. ADR	21,080	676,457

		12,872,228

Italy – 1.9%
Assicurazioni Generali SpA	204,351	3,256,597
Atlantia SpA	71,762	1,857,423
Enel SpA	1,303,224	6,152,510
Eni SpA	443,638	7,283,465
Ferrari NV	20,902	1,559,312
Intesa Sanpaolo SpA(d)	2,186,784	5,954,773
Intesa Sanpaolo SpA(d)	196,041	499,867
Leonardo SpA(a)	71,372	1,014,504
Luxottica Group SpA	29,864	1,652,948
Mediobanca SpA	91,509	827,030
Poste Italiane SpA(c)	85,106	568,907
Prysmian SpA	37,010	980,892
Saipem SpA(a)	1,096,115	498,835
Snam SpA	425,758	1,846,067
Telecom Italia RSP/Milano	963,350	704,760
Telecom Italia SpA/Milano(a)	1,980,406	1,785,594
Terna Rete Elettrica Nazionale SpA	257,268	1,279,498
UniCredit SpA	326,534	5,046,580
UnipolSai Assicurazioni SpA	194,056	429,219

		43,198,781

Japan – 22.9%
ABC-Mart, Inc.	5,800	338,849
Acom Co., Ltd.(a)	52,500	209,661
Aeon Co., Ltd.	113,600	1,656,645
AEON Financial Service Co., Ltd.	20,500	385,789
Aeon Mall Co., Ltd.	16,200	254,711
Air Water, Inc.	25,000	460,379
Aisin Seiki Co., Ltd.	31,900	1,565,943
Ajinomoto Co., Inc.	95,100	1,874,604
Alfresa Holdings Corp.	29,300	507,222
Alps Electric Co., Ltd.	34,700	982,487
Amada Holdings Co., Ltd.	56,400	643,313
ANA Holdings, Inc.	198,000	603,791
Aozora Bank, Ltd.	228,000	838,912
Asahi Glass Co., Ltd.	175,000	1,416,584
Asahi Group Holdings, Ltd.	68,000	2,567,926
Asahi Kasei Corp.	215,000	2,083,819
Asics Corp.	27,100	434,845
Astellas Pharma, Inc.	368,800	4,852,022
Bandai Namco Holdings, Inc.	36,000	1,075,832
Bank of Kyoto, Ltd.	63,000	458,521
Benesse Holdings, Inc.	13,600	424,733
Bridgestone Corp.	111,600	4,509,870
Brother Industries, Ltd.	38,300	799,134
Calbee, Inc.	15,100	514,265
Canon, Inc.	185,700	5,784,481
Casio Computer Co., Ltd.	37,900	526,852
Central Japan Railway Co.	24,800	4,037,261
Chiba Bank, Ltd.	134,000	859,822
Chubu Electric Power Co., Inc.	106,700	1,427,710
Chugai Pharmaceutical Co., Ltd.	39,000	1,338,733
Chugoku Bank, Ltd.	30,400	441,964
Chugoku Electric Power Co., Inc.	44,000	486,476
Coca-Cola West Co., Ltd.	24,100	776,443
Concordia Financial Group, Ltd.	206,100	953,280
Credit Saison Co., Ltd.	28,200	502,604
CYBERDYNE, Inc.(a)	22,800	326,971
Dai Nippon Printing Co., Ltd.	100,000	1,076,909
Dai-ichi Life Holdings, Inc.	187,300	3,355,869
Daicel Corp.	51,500	619,775
Daiichi Sankyo Co., Ltd.	101,400	2,281,341
Daikin Industries, Ltd.	40,300	4,045,190
Daito Trust Construction Co., Ltd.	12,200	1,674,585
Daiwa House Industry Co., Ltd.	100,200	2,873,905
Daiwa House REIT Investment Corp.	270	701,229
Daiwa Securities Group, Inc.	285,000	1,733,837
DeNA Co., Ltd.	17,400	352,747
Denso Corp.	84,000	3,691,537
Dentsu, Inc.	37,900	2,054,348
Don Quijote Holdings Co., Ltd.	19,000	658,171
East Japan Railway Co.	58,000	5,045,787
Eisai Co., Ltd.	42,200	2,182,902
Electric Power Development Co., Ltd.	23,900	558,732
FamilyMart UNY Holdings Co., Ltd.	14,500	864,040
FANUC Corp.	33,400	6,840,061
Fast Retailing Co., Ltd.	9,100	2,851,763
Fuji Electric Co., Ltd.	96,000	569,470
Fuji Heavy Industries, Ltd.	105,700	3,873,042
FUJIFILM Holdings Corp.	74,800	2,918,697
Fujitsu, Ltd.	317,000	1,937,048
Fukuoka Financial Group, Inc.	134,000	579,628
Hachijuni Bank, Ltd.	78,600	443,681
Hakuhodo DY Holdings, Inc.	41,000	485,686
Hamamatsu Photonics KK	27,400	788,091
Hankyu Hanshin Holdings, Inc.	40,400	1,312,465
Hikari Tsushin, Inc.	3,900	380,795
Hino Motors, Ltd.	49,600	599,580
Hirose Electric Co., Ltd.	5,100	704,837
Hiroshima Bank, Ltd.	90,000	382,034

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hisamitsu Pharmaceutical Co., Inc.	10,400	$593,592
Hitachi Chemical Co., Ltd.	19,900	550,049
Hitachi Construction Machinery Co., Ltd.	19,300	480,638
Hitachi High-Technologies Corp.	11,800	480,239
Hitachi Metals, Ltd.	40,500	567,720
Hitachi, Ltd.	829,000	4,482,388
Hokuriku Electric Power Co.	30,100	291,735
Honda Motor Co., Ltd.	283,700	8,531,623
Hoshizaki Corp.	7,900	621,054
Hoya Corp.	66,200	3,181,973
Hulic Co., Ltd.	50,000	469,802
Idemitsu Kosan Co., Ltd.	17,100	593,889
IHI Corp.(a)	235,000	740,241
Iida Group Holdings Co., Ltd.	26,200	401,594
Inpex Corp.	165,400	1,624,610
Isetan Mitsukoshi Holdings, Ltd.	55,600	609,739
Isuzu Motors, Ltd.	98,200	1,297,671
ITOCHU Corp.	263,900	3,741,919
J Front Retailing Co., Ltd.	40,200	595,262
Japan Airlines Co., Ltd.	19,600	620,206
Japan Airport Terminal Co., Ltd.	10,700	371,134
Japan Exchange Group, Inc.	87,300	1,241,771
Japan Post Bank Co., Ltd.	75,600	936,943
Japan Post Holdings Co., Ltd.	80,000	1,002,961
Japan Prime Realty Investment Corp. REIT	138	533,770
Japan Real Estate Investment Corp. REIT	220	1,164,857
Japan Retail Fund Investment Corp. REIT	455	891,789
Japan Tobacco, Inc.	190,100	6,172,322
JFE Holdings, Inc.	87,100	1,491,792
JGC Corp.	34,100	592,152
JSR Corp.	33,300	560,927
JTEKT Corp.	38,300	594,281
JX Holdings, Inc.	352,100	1,727,480
Kajima Corp.	160,000	1,042,448
Kakaku.com, Inc.	26,600	361,653
Kamigumi Co., Ltd.	40,000	345,329
Kaneka Corp.	49,000	364,103
Kansai Electric Power Co., Inc.	121,200	1,486,856
Kansai Paint Co., Ltd.	41,500	880,055
Kao Corp.	86,400	4,732,887
Kawasaki Heavy Industries, Ltd.	268,000	812,923
KDDI Corp.	319,300	8,372,921
Keihan Holdings Co., Ltd.	84,000	513,363
Keikyu Corp.	87,000	954,088
Keio Corp.	105,000	831,105
Keisei Electric Railway Co., Ltd.	23,000	533,151
Keyence Corp.	16,800	6,721,206
Kikkoman Corp.	28,000	835,502
Kintetsu Group Holdings Co., Ltd.	314,000	1,129,983
Kirin Holdings Co., Ltd.	146,600	2,763,469
Kobe Steel, Ltd.(a)	53,600	488,716
Koito Manufacturing Co., Ltd.	20,100	1,044,414
Komatsu, Ltd.	158,700	4,132,353
Konami Holdings Corp.	15,400	653,011
Konica Minolta, Inc.	73,400	656,075
Kose Corp.	5,500	497,038
Kubota Corp.	181,000	2,714,269
Kuraray Co., Ltd.	66,900	1,013,436
Kurita Water Industries, Ltd.	17,800	430,184
Kyocera Corp.	56,100	3,122,428
Kyowa Hakko Kirin Co., Ltd.	50,400	796,956
Kyushu Electric Power Co., Inc.	69,300	737,591
Kyushu Financial Group, Inc.	61,500	375,855
Lawson, Inc.	9,100	616,575
LINE Corp.(a)	8,000	306,919
Lion Corp.	39,000	700,691
LIXIL Group Corp.	48,600	1,232,119
M3, Inc.	34,600	857,936
Mabuchi Motor Co., Ltd.	9,600	540,178
Makita Corp.	37,600	1,315,983
Marubeni Corp.	286,000	1,759,427
Marui Group Co., Ltd.	39,800	540,406
Maruichi Steel Tube, Ltd.	10,400	295,396
Mazda Motor Corp.	100,900	1,451,518
McDonald’s Holdings Co., Japan, Ltd.	13,200	384,995
Mebuki Financial Group, Inc.	181,300	724,029
Medipal Holdings Corp.	28,900	452,835
MEIJI Holdings Co., Ltd.	19,900	1,655,506
MINEBEA MITSUMI, Inc.	69,000	919,546
Miraca Holdings, Inc.	9,700	445,697
MISUMI Group, Inc.	44,200	798,083
Mitsubishi Chemical Holdings Corp.	231,600	1,790,364
Mitsubishi Corp.	261,300	5,640,825
Mitsubishi Electric Corp.	331,000	4,743,848
Mitsubishi Estate Co., Ltd.	215,000	3,916,809
Mitsubishi Gas Chemical Co., Inc.	30,000	622,454
Mitsubishi Heavy Industries, Ltd.	536,000	2,148,233
Mitsubishi Logistics Corp.	15,000	206,497
Mitsubishi Materials Corp.	21,600	653,253
Mitsubishi Motors Corp.	116,800	701,240
Mitsubishi Tanabe Pharma Corp.	36,200	753,043
Mitsubishi UFJ Financial Group, Inc.	2,190,100	13,752,248
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	406,924
Mitsui & Co., Ltd.	292,700	4,235,652
Mitsui Chemicals, Inc.	173,000	853,899
Mitsui Fudosan Co., Ltd.	155,000	3,302,253
Mitsui OSK Lines, Ltd.	202,000	634,479
Mixi, Inc.	8,800	423,297
Mizuho Financial Group, Inc.	4,152,000	7,601,256
MS&AD Insurance Group Holdings, Inc.	89,400	2,840,133
Murata Manufacturing Co., Ltd.	32,800	4,661,115
Nabtesco Corp.	18,700	495,064
Nagoya Railroad Co., Ltd.	146,000	656,430
NEC Corp.	451,000	1,084,699
Nexon Co., Ltd.	29,000	460,388

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
NGK Insulators, Ltd.	45,900	$1,038,033
NGK Spark Plug Co., Ltd.	29,600	675,782
NH Foods, Ltd.	33,000	885,192
Nidec Corp.	41,000	3,898,367
Nikon Corp.	60,100	870,514
Nintendo Co., Ltd.	19,700	4,567,437
Nippon Building Fund, Inc. REIT	236	1,289,814
Nippon Electric Glass Co., Ltd.	76,000	459,015
Nippon Express Co., Ltd.	134,000	687,858
Nippon Paint Holdings Co., Ltd.	30,200	1,050,211
Nippon Prologis REIT, Inc.	256	554,364
Nippon Steel & Sumitomo Metal Corp.	138,200	3,181,217
Nippon Telegraph & Telephone Corp.	121,200	5,168,648
Nippon Yusen KK(a)	268,000	565,198
Nissan Chemical Industries, Ltd.	20,000	581,531
Nissan Motor Co., Ltd.	399,700	3,850,650
Nisshin Seifun Group, Inc.	33,100	493,396
Nissin Foods Holdings Co., Ltd.	9,400	520,488
Nitori Holdings Co., Ltd.	13,300	1,679,359
Nitto Denko Corp.	28,100	2,169,220
NOK Corp.	19,900	461,470
Nomura Holdings, Inc.	630,900	3,917,434
Nomura Real Estate Holdings, Inc.	22,600	359,799
Nomura Real Estate Master Fund, Inc.	666	1,032,799
Nomura Research Institute, Ltd.	21,800	802,118
NSK, Ltd.	81,400	1,162,961
NTT Data Corp.	22,500	1,066,140
NTT DOCOMO, Inc.	241,200	5,611,693
Obayashi Corp.	112,400	1,050,062
Obic Co., Ltd.	10,900	518,442
Odakyu Electric Railway Co., Ltd.	52,500	1,020,506
Oji Holdings Corp.	133,000	621,852
Olympus Corp.	49,900	1,916,647
Omron Corp.	33,200	1,455,461
Ono Pharmaceutical Co., Ltd.	73,200	1,513,860
Oracle Corp. Japan	7,400	422,364
Oriental Land Co., Ltd.	37,100	2,125,184
ORIX Corp.	230,200	3,403,522
Osaka Gas Co., Ltd.	311,000	1,180,589
Otsuka Corp.	9,100	493,260
Otsuka Holdings Co., Ltd.	66,700	3,006,079
Panasonic Corp.	378,900	4,277,629
Park24 Co., Ltd.	18,200	475,947
Pola Orbis Holdings, Inc.	16,800	405,112
Rakuten, Inc.	165,700	1,658,041
Recruit Holdings Co., Ltd.	62,800	3,201,149
Resona Holdings, Inc.	378,200	2,029,308
Ricoh Co., Ltd.	119,300	980,695
Rinnai Corp.	5,600	445,266
Rohm Co., Ltd.	14,800	982,859
Ryohin Keikaku Co., Ltd.	3,800	831,751
Sankyo Co., Ltd.	9,200	307,135
Santen Pharmaceutical Co., Ltd.	70,000	1,012,654
SBI Holdings, Inc.	38,100	530,658
Secom Co., Ltd.	36,000	2,574,567
Sega Sammy Holdings, Inc.	32,200	431,144
Seibu Holdings, Inc.	28,800	474,788
Seiko Epson Corp.	49,600	1,043,367
Sekisui Chemical Co., Ltd.	72,200	1,212,297
Sekisui House, Ltd.	106,600	1,751,634
Seven & i Holdings Co., Ltd.	132,000	5,167,226
Seven Bank, Ltd.	126,400	412,901
Sharp Corp.(a)	285,000	1,202,100
Shimadzu Corp.	37,000	587,391
Shimamura Co., Ltd.	3,700	488,441
Shimano, Inc.	12,600	1,837,476
Shimizu Corp.	89,000	797,110
Shin-Etsu Chemical Co., Ltd.	67,700	5,859,273
Shinsei Bank, Ltd.	309,000	568,473
Shionogi & Co., Ltd.	53,200	2,744,266
Shiseido Co., Ltd.	67,100	1,764,363
Shizuoka Bank, Ltd.	86,000	699,237
Showa Shell Sekiyu KK	34,700	350,955
SMC Corp.	9,800	2,895,235
SoftBank Group Corp.	143,600	10,131,771
Sohgo Security Services Co., Ltd.	11,200	417,625
Sompo Holdings, Inc.	60,100	2,200,017
Sony Corp.	217,700	7,357,607
Sony Financial Holdings, Inc.	33,200	533,023
Stanley Electric Co., Ltd.	23,600	672,440
Start Today Co., Ltd.	30,300	669,738
Sumitomo Chemical Co., Ltd.	269,000	1,501,553
Sumitomo Corp.	211,300	2,839,646
Sumitomo Dainippon Pharma Co., Ltd.	26,900	443,706
Sumitomo Electric Industries, Ltd.	129,100	2,138,729
Sumitomo Heavy Industries, Ltd.	94,000	654,617
Sumitomo Metal Mining Co., Ltd.	86,000	1,222,121
Sumitomo Mitsui Financial Group, Inc.	233,800	8,487,131
Sumitomo Mitsui Trust Holdings, Inc.	56,400	1,953,729
Sumitomo Realty & Development Co., Ltd.	62,000	1,605,779
Sumitomo Rubber Industries, Ltd.	29,600	503,915
Sundrug Co., Ltd.	12,400	415,633
Suntory Beverage & Food, Ltd.	24,700	1,039,603
Suruga Bank, Ltd.	26,800	563,755
Suzuken Co., Ltd.	13,600	445,481
Suzuki Motor Corp.	57,900	2,401,632
Sysmex Corp.	27,800	1,684,017
T&D Holdings, Inc.	100,000	1,450,238
Taiheiyo Cement Corp.	200,000	667,684
Taisei Corp.	177,000	1,288,226
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	478,650
Taiyo Nippon Sanso Corp.	23,300	272,248

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Takashimaya Co., Ltd.	53,000	$463,268
Takeda Pharmaceutical Co., Ltd.	123,800	5,809,479
TDK Corp.	20,500	1,297,003
Teijin, Ltd.	31,200	587,712
Terumo Corp.	57,500	1,994,414
THK Co., Ltd.	21,300	535,797
Tobu Railway Co., Ltd.	184,000	931,311
Toho Co., Ltd.	18,800	497,880
Toho Gas Co., Ltd.	63,000	444,952
Tohoku Electric Power Co., Inc.	79,000	1,069,120
Tokio Marine Holdings, Inc.	116,700	4,918,094
Tokyo Electric Power Co. Holdings, Inc.(a)	268,100	1,049,014
Tokyo Electron, Ltd.	27,800	3,032,478
Tokyo Gas Co., Ltd.	334,000	1,518,482
Tokyo Tatemono Co., Ltd.	36,300	478,223
Tokyu Corp.	177,000	1,251,692
Tokyu Fudosan Holdings Corp.	90,400	490,008
TonenGeneral Sekiyu KK(a)	50,000	625,543
Toppan Printing Co., Ltd.	94,000	957,462
Toray Industries, Inc.	247,000	2,187,822
Toshiba Corp.(a)	741,000	1,605,289
TOTO, Ltd.	26,700	1,007,570
Toyo Seikan Group Holdings, Ltd.	28,500	462,425
Toyo Suisan Kaisha, Ltd.	14,500	539,374
Toyoda Gosei Co., Ltd.	9,700	246,439
Toyota Industries Corp.	27,200	1,349,870
Toyota Motor Corp.	451,200	24,465,139
Toyota Tsusho Corp.	37,100	1,122,023
Trend Micro, Inc.	18,100	804,047
Tsuruha Holdings, Inc.	5,700	526,878
Unicharm Corp.	71,000	1,699,654
United Urban Investment Corp. REIT	568	871,650
USS Co., Ltd.	36,100	601,289
West Japan Railway Co.	28,200	1,832,506
Yahoo! Japan Corp.	252,500	1,164,722
Yakult Honsha Co., Ltd.	14,300	793,090
Yamada Denki Co., Ltd.	100,200	499,067
Yamaguchi Financial Group, Inc.	39,000	422,445
Yamaha Corp.	30,500	838,935
Yamaha Motor Co., Ltd.	49,600	1,193,373
Yamato Holdings Co., Ltd.	60,500	1,266,412
Yamazaki Baking Co., Ltd.	22,000	452,122
Yaskawa Electric Corp.	44,800	898,171
Yokogawa Electric Corp.	38,300	602,186
Yokohama Rubber Co., Ltd.	20,700	404,786

		527,222,483

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	23,594	584,457

Luxembourg – 0.3%
ArcelorMittal(a)	328,055	2,766,970
Eurofins Scientific SE	1,766	770,357
Millicom International Cellular SA SDR	10,834	606,358
RTL Group SA(a)	6,365	513,980
SES SA	60,931	1,421,004
Tenaris SA	86,893	1,493,488

		7,572,157

Macau – 0.0%(b)
MGM China Holdings, Ltd.	169,200	352,704
Wynn Macau, Ltd.	272,400	554,509

		907,213

Mexico – 0.0%(b)
Fresnillo PLC	35,255	685,957

Netherlands – 4.3%
ABN AMRO Group NV(c)	50,594	1,231,066
Aegon NV	315,571	1,610,302
AerCap Holdings NV(a)	26,299	1,208,965
Akzo Nobel NV	44,532	3,702,216
Altice NV Class A(a)	64,356	1,459,581
Altice NV Class B(a)	21,103	478,499
ASML Holding NV	64,079	8,525,837
Boskalis Westminster	17,300	598,116
EXOR NV	20,181	1,046,421
Gemalto NV	15,050	843,146
Heineken Holding NV	18,480	1,473,897
Heineken NV	40,125	3,424,671
ING Groep NV	673,609	10,208,893
Koninklijke Ahold Delhaize NV	224,731	4,821,641
Koninklijke DSM NV	31,053	2,106,019
Koninklijke KPN NV	589,838	1,780,921
Koninklijke Philips NV	163,679	5,274,643
Koninklijke Vopak NV	12,737	556,834
NN Group NV	56,141	1,830,490
NXP Semiconductors NV(a)	47,872	4,954,752
Randstad Holding NV	20,126	1,164,543
Royal Dutch Shell PLC Class A	755,107	19,790,928
Royal Dutch Shell PLC Class B	648,940	17,726,500
Wolters Kluwer NV	51,685	2,153,972

		97,972,853

New Zealand – 0.2%
Auckland International Airport, Ltd.	171,592	810,871
Contact Energy, Ltd.	116,874	413,406
Fletcher Building, Ltd.	125,286	728,675
Mercury NZ, Ltd.	144,564	318,331
Meridian Energy, Ltd.	192,725	377,228
Ryman Healthcare, Ltd.	72,076	423,736
Spark New Zealand, Ltd.	345,222	844,646

		3,916,893

Norway – 0.6%
DNB ASA	167,297	2,650,994
Gjensidige Forsikring ASA	32,985	502,327
Marine Harvest ASA(a)	67,620	1,030,570
Norsk Hydro ASA	230,317	1,337,029
Orkla ASA	135,099	1,209,598
Schibsted ASA Class A	13,202	339,699
Schibsted ASA Class B	15,363	351,480
Statoil ASA	194,530	3,322,608
Telenor ASA	132,641	2,206,848
Yara International ASA	28,907	1,112,675

		14,063,828

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Portugal – 0.2%
EDP – Energias de Portugal SA	384,520	$1,305,761
Galp Energia SGPS SA	90,821	1,381,782
Jeronimo Martins SGPS SA	45,284	812,229

		3,499,772

Singapore – 1.3%
Ascendas REIT	402,050	725,088
CapitaLand Commercial Trust	343,000	379,256
CapitaLand Mall Trust REIT	390,000	549,846
CapitaLand, Ltd.	470,700	1,222,816
City Developments, Ltd.	72,400	528,505
ComfortDelGro Corp., Ltd.	335,000	613,755
DBS Group Holdings, Ltd.	303,172	4,209,216
Genting Singapore PLC	953,000	695,670
Global Logistic Properties, Ltd.	497,500	989,802
Golden Agri-Resources, Ltd.	1,326,600	365,520
Hutchison Port Holdings Trust	935,800	388,357
Jardine Cycle & Carriage, Ltd.	17,233	540,929
Keppel Corp., Ltd.	265,300	1,317,671
Oversea-Chinese Banking Corp., Ltd.	529,126	3,680,745
SATS, Ltd.	114,700	400,584
Sembcorp Industries, Ltd.	177,900	404,868
Singapore Airlines, Ltd.	91,100	656,536
Singapore Exchange, Ltd.	152,600	840,922
Singapore Press Holdings, Ltd.	306,400	778,444
Singapore Technologies Engineering, Ltd.	247,000	659,350
Singapore Telecommunications, Ltd.	1,387,900	3,893,629
StarHub, Ltd.	120,500	248,365
Suntec Real Estate Investment Trust	417,500	534,835
United Overseas Bank, Ltd.	224,460	3,551,714
UOL Group, Ltd.	87,800	437,963
Wilmar International, Ltd.	358,400	905,426

		29,519,812

South Africa – 0.1%
Investec PLC	119,452	812,566
Mediclinic International PLC	60,148	535,510
Mondi PLC	61,712	1,487,023

		2,835,099

Spain – 3.2%
Abertis Infraestructuras SA	111,373	1,798,696
ACS Actividades de Construccion y Servicios SA	31,553	1,076,376
Aena SA(c)	11,655	1,848,648
Amadeus IT Group SA	77,377	3,935,996
Banco Bilbao Vizcaya Argentaria SA	1,142,426	8,883,077
Banco de Sabadell SA	899,353	1,652,549
Banco Popular Espanol SA	667,984	650,142
Banco Santander SA	2,500,668	15,365,511
Bankia SA	751,511	856,828
Bankinter SA	127,076	1,069,780
CaixaBank SA	610,950	2,632,715
Distribuidora Internacional de Alimentacion SA	112,631	653,038
Enagas SA	40,604	1,057,472
Endesa SA	54,326	1,280,039
Ferrovial SA	80,948	1,624,201
Gas Natural SDG SA	63,126	1,386,786
Grifols SA	52,762	1,297,362
Iberdrola SA	953,399	6,837,139
Industria de Diseno Textil SA	188,165	6,649,359
Mapfre SA	194,652	669,331
Red Electrica Corp. SA	75,662	1,456,637
Repsol SA	196,944	3,049,034
Telefonica SA	776,333	8,705,975
Zardoya Otis SA	36,394	337,092

		74,773,783

Sweden – 2.8%
Alfa Laval AB	52,525	994,812
Assa Abloy AB Class B	174,478	3,601,615
Atlas Copco AB Class A	115,392	4,087,955
Atlas Copco AB Class B	64,266	2,049,993
Boliden AB	47,714	1,426,883
Electrolux AB Series B	42,614	1,188,933
Getinge AB Class B	32,302	568,739
Hennes & Mauritz AB Class B	164,448	4,217,891
Hexagon AB Class B	42,874	1,728,732
Husqvarna AB Class B	80,679	710,707
ICA Gruppen AB	13,522	463,137
Industrivarden AB Class C	27,746	603,194
Investor AB Class B	77,538	3,275,801
Kinnevik AB Class B	41,542	1,112,030
L E Lundbergforetagen AB Class B	6,443	438,395
Lundin Petroleum AB(a)	30,763	626,403
Nordea Bank AB	523,958	6,003,484
Sandvik AB	184,821	2,771,808
Securitas AB Class B	56,568	887,013
Skandinaviska Enskilda Banken AB Class A	264,876	2,957,801
Skanska AB Class B	57,692	1,363,419
SKF AB Class B	66,891	1,328,335
Svenska Cellulosa AB SCA Class B	103,517	3,350,740
Svenska Handelsbanken AB Class A	265,339	3,652,449
Swedbank AB Class A	155,607	3,618,159
Swedish Match AB	30,182	985,412
Tele2 AB Class B	66,816	640,224
Telefonaktiebolaget LM Ericsson Class B	521,561	3,493,313
Telia Co. AB	428,370	1,803,527
Volvo AB Class B	269,661	3,995,850

		63,946,754

Switzerland – 9.2%
ABB, Ltd.	328,568	7,691,042
Actelion, Ltd.	16,635	4,698,251
Adecco Group AG	29,333	2,085,062
Aryzta AG(a)	14,306	459,501
Baloise Holding AG	8,886	1,222,441
Barry Callebaut AG(a)	370	483,870

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Chocoladefabriken Lindt & Spruengli AG(a)(d)	176	$998,731
Chocoladefabriken Lindt & Spruengli AG(a)(d)	18	1,196,313
Cie Financiere Richemont SA	89,722	7,099,238
Coca-Cola HBC AG(a)	29,579	762,303
Credit Suisse Group AG(a)	346,092	5,151,877
Dufry AG(a)	7,917	1,206,988
EMS-Chemie Holding AG	1,508	879,083
Galenica AG	718	757,488
Geberit AG	6,593	2,844,155
Givaudan SA	1,608	2,898,079
Glencore PLC(a)	2,131,553	8,346,703
Julius Baer Group, Ltd.(a)	40,401	2,018,133
Kuehne + Nagel International AG	9,666	1,366,441
LafargeHolcim, Ltd.(a)(d)	74,004	4,376,879
LafargeHolcim, Ltd.(a)(d)	4,070	241,595
Lonza Group AG(a)	9,881	1,869,685
Nestle SA	537,962	41,303,142
Novartis AG	386,379	28,700,014
Pargesa Holding SA	5,778	408,694
Partners Group Holding AG	2,977	1,601,593
Roche Holding AG	121,535	31,059,147
Schindler Holding AG(d)	7,268	1,407,202
Schindler Holding AG(d)	3,944	748,255
SGS SA	943	2,013,278
Sika AG	377	2,263,620
Sonova Holding AG	9,633	1,336,754
STMicroelectronics NV	113,126	1,733,842
Swatch Group AG(d)	5,245	1,879,596
Swatch Group AG(d)	8,419	587,088
Swiss Life Holding AG(a)	5,471	1,766,549
Swiss Prime Site AG(a)	13,273	1,168,904
Swiss Re AG	56,534	5,080,407
Swisscom AG	4,460	2,059,010
Syngenta AG	16,174	7,143,739
UBS Group AG	636,662	10,196,006
Wolseley PLC	43,536	2,732,868
Zurich Insurance Group AG	26,280	7,020,602

		210,864,168

United Kingdom – 15.3%
3i Group PLC	159,169	1,491,752
Aberdeen Asset Management PLC	149,307	494,197
Admiral Group PLC	38,319	953,049
Anglo American PLC(a)	241,082	3,676,317
Ashtead Group PLC	86,365	1,785,159
Associated British Foods PLC	59,987	1,954,780
AstraZeneca PLC	217,411	13,355,202
Auto Trader Group PLC(c)	157,716	773,678
Aviva PLC	696,450	4,633,060
Babcock International Group PLC	40,052	441,732
BAE Systems PLC	544,802	4,377,017
Barclays PLC	2,887,118	8,126,554
Barratt Developments PLC	177,650	1,214,009
Berkeley Group Holdings PLC	24,323	975,399
BP PLC	3,285,156	18,795,806
British American Tobacco PLC	320,969	21,271,854
British Land Co. PLC REIT	160,732	1,226,023
BT Group PLC	1,463,452	5,822,977
Bunzl PLC	59,591	1,728,761
Burberry Group PLC	77,992	1,681,333
Capita PLC	108,576	766,415
Centrica PLC	942,634	2,557,816
CNH Industrial NV	172,154	1,664,510
Cobham PLC	281,893	468,816
Coca-Cola European Partners PLC	37,067	1,389,557
Compass Group PLC	287,946	5,422,536
Croda International PLC	23,514	1,047,926
DCC PLC	15,020	1,319,419
Diageo PLC	432,579	12,351,874
Direct Line Insurance Group PLC	242,834	1,054,886
Dixons Carphone PLC	154,993	615,544
easyJet PLC	28,875	370,455
Fiat Chrysler Automobiles NV(a)	152,507	1,671,916
G4S PLC	281,805	1,072,302
GKN PLC	298,523	1,356,156
GlaxoSmithKline PLC	836,941	17,367,547
Hammerson PLC	141,199	1,008,171
Hargreaves Lansdown PLC	41,540	675,788
HSBC Holdings PLC	3,378,052	27,494,574
IMI PLC	44,363	661,801
Imperial Brands PLC	164,593	7,958,879
Inmarsat PLC	71,204	757,260
InterContinental Hotels Group PLC	34,020	1,662,475
International Consolidated Airlines Group SA	152,886	1,013,819
Intertek Group PLC	27,259	1,340,944
Intu Properties PLC	156,211	545,373
ITV PLC	648,668	1,775,557
J Sainsbury PLC	294,197	972,303
Johnson Matthey PLC	31,502	1,213,264
Kingfisher PLC	382,427	1,559,429
Land Securities Group PLC REIT	143,120	1,895,233
Legal & General Group PLC	1,004,748	3,107,046
Lloyds Banking Group PLC	11,178,379	9,270,213
London Stock Exchange Group PLC	53,221	2,110,307
Marks & Spencer Group PLC	273,085	1,150,785
Meggitt PLC	143,867	801,088
Merlin Entertainments PLC(c)	113,079	678,153
National Grid PLC	646,156	8,188,937
Next PLC	24,538	1,325,529
Old Mutual PLC	828,681	2,078,666
Pearson PLC	147,939	1,262,559
Persimmon PLC	52,097	1,364,130
Petrofac, Ltd.	44,356	509,723
Provident Financial PLC	26,726	1,001,583
Prudential PLC	448,776	9,461,360
Randgold Resources, Ltd.	16,737	1,457,690
Reckitt Benckiser Group PLC	109,022	9,932,754

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
RELX NV	172,954	$3,211,303
RELX PLC	188,196	3,680,557
Rio Tinto PLC	215,495	8,648,503
Rio Tinto, Ltd.	73,783	3,403,012
Rolls-Royce Holdings PLC(a)	324,555	3,060,032
Royal Bank of Scotland Group PLC(a)	599,260	1,814,164
Royal Mail PLC	163,901	871,038
RSA Insurance Group PLC	177,620	1,302,646
Sage Group PLC	187,691	1,479,772
Schroders PLC	24,797	939,525
Segro PLC	173,193	987,989
Severn Trent PLC	39,903	1,188,540
Sky PLC	173,380	2,115,998
Smith & Nephew PLC	154,134	2,343,681
Smiths Group PLC	68,772	1,392,275
SSE PLC	178,690	3,298,018
St James’s Place PLC	92,071	1,222,683
Standard Chartered PLC(a)	575,954	5,495,140
Standard Life PLC	350,606	1,555,059
Tate & Lyle PLC	75,937	725,934
Taylor Wimpey PLC	560,962	1,354,510
Tesco PLC(a)	1,423,757	3,304,306
Travis Perkins PLC	39,316	744,323
Unilever NV	282,272	14,059,665
Unilever PLC	223,039	10,987,232
United Utilities Group PLC	112,170	1,393,513
Vodafone Group PLC	4,596,413	11,960,725
Weir Group PLC	34,531	827,747
Whitbread PLC	32,926	1,629,601
William Hill PLC	143,001	519,996
Wm Morrison Supermarkets PLC	391,659	1,175,400
Worldpay Group PLC(c)	316,956	1,170,782
WPP PLC	217,339	4,761,438

		352,136,834

United States – 0.6%
Carnival PLC	31,472	1,801,634
Mobileye NV(a)	30,377	1,865,148
QIAGEN NV(a)	37,149	1,081,127
Shire PLC	122,881	7,161,932
Shire PLC ADR	10,670	1,859,034
Taro Pharmaceutical Industries, Ltd.(a)	2,744	320,005

		14,088,880

TOTAL COMMON STOCKS (Cost $2,160,043,886)		2,252,063,977

RIGHTS – 0.0%(b)
Germany – 0.0%(b)
Deutsche Bank AG (expiring 4/6/17)(a) (Cost $0)	236,302	566,130

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(e)(f) (Cost $41,997,206)	41,997,206	41,997,206

TOTAL INVESTMENTS – 99.5% (Cost $2,202,041,092)		2,294,627,313
Other Assets in Excess of Liabilities – 0.5%		10,976,254

NET ASSETS – 100.0%		$2,305,603,567

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced

At March 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	06/16/2017	550	$49,005,000	$765,974

See accompanying notes to schedules of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$172,553,526	$–	$–	$172,553,526
Austria	4,984,005	–	–	4,984,005
Belgium	26,402,138	–	–	26,402,138
Chile	708,224	–	–	708,224
China	312,240	–	–	312,240
Denmark	37,193,667	–	–	37,193,667
Finland	21,478,525	–	–	21,478,525
France	223,315,868	–	–	223,315,868
Germany	212,143,503	–	–	212,143,503
Hong Kong	77,565,525	–	–	77,565,525
Ireland	14,744,804	–	–	14,744,804
Israel	12,872,228	–	–	12,872,228
Italy	43,198,781	–	–	43,198,781
Japan	526,596,940	625,543	–	527,222,483
Jordan	584,457	–	–	584,457
Luxembourg	7,572,157	–	–	7,572,157
Macau	907,213	–	–	907,213
Mexico	685,957	–	–	685,957
Netherlands	97,972,853	–	–	97,972,853
New Zealand	3,916,893	–	–	3,916,893
Norway	14,063,828	–	–	14,063,828
Portugal	3,499,772	–	–	3,499,772
Singapore	29,519,812	–	–	29,519,812
South Africa	2,835,099	–	–	2,835,099
Spain	74,773,783	–	–	74,773,783
Sweden	63,946,754	–	–	63,946,754
Switzerland	210,864,168	–	–	210,864,168
United Kingdom	352,136,834	–	–	352,136,834
United States	14,088,880	–	–	14,088,880
Rights
Germany	566,130	–	–	566,130
Short-Term Investment	41,997,206	–	–	41,997,206

Total Investments	$2,294,001,770	$625,543	$–	$2,294,627,313

Other Financial Instruments:
Futures Contracts(a)	765,974	–	–	765,974

Total Investments and Other Financial Instruments	$2,294,767,744	$625,543	$–	$2,295,393,287

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	$39,019,139	118,995,424	116,017,357	41,997,206	$41,997,206	$50,510

TOTAL		$39,019,139				$41,997,206	$50,510

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 19.9%
State Street Equity 500 Index II Portfolio	1,185,710	$14,228,523
State Street Small/Mid Cap Equity Index Portfolio	242,342	2,692,423

		16,920,946

Domestic Fixed Income – 46.8%
SPDR Bloomberg Barclays High Yield Bond ETF	161,325	5,957,732
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	111,339	3,408,087
SPDR Bloomberg Barclays Short Term Treasury ETF	445,851	13,424,574
State Street Aggregate Bond Index Portfolio	1,717,153	17,051,333

		39,841,726

Inflation Linked – 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	780,650	15,363,192

International Equity – 10.1%
State Street Global Equity ex-U.S. Index Portfolio	907,379	8,547,511

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	90,906	4,279,855

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $83,624,196)		84,953,230

SHORT-TERM INVESTMENT – 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $949,283)	949,283	949,283

TOTAL INVESTMENTS – 101.0% (Cost $84,573,479)		85,902,513

Liabilities in Excess of Other Assets – (1.0)%		(826,550)

NET ASSETS – 100.0%		$85,075,963

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$16,920,946	$–	$–	$16,920,946
Domestic Fixed Income	39,841,726	–	–	39,841,726
Inflation Linked	15,363,192	–	–	15,363,192
International Equity	8,547,511	–	–	8,547,511
Real Estate	4,279,855	–	–	4,279,855
Short-Term Investment	949,283	–	–	949,283

Total Investments	$85,902,513	$–	$–	$85,902,513

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	522,357	$10,107,608	295,440	37,147	780,650	$15,363,192	$–	$5,124
SPDR Bloomberg Barclays High Yield Bond ETF	108,415	3,951,727	56,887	3,977	161,325	5,957,732	56,021	2,266
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	73,883	2,255,648	39,583	2,127	111,339	3,408,087	9,839	(373)
SPDR Bloomberg Barclays Short Term Treasury ETF	295,962	8,893,658	166,210	16,321	445,851	13,424,574	21,382	(3,319)
SPDR Dow Jones Global Real Estate ETF	60,746	2,846,557	32,693	2,533	90,906	4,279,855	23,056	(4,598)
State Street Aggregate Bond Index Portfolio	1,140,689	11,304,230	639,734	63,270	1,717,153	17,051,333	87,119	(20,560)
State Street Equity 500 Index II Portfolio	828,939	9,383,593	434,794	78,023	1,185,710	14,228,523	–	106,962
State Street Global Equity ex-U.S. Index Portfolio	659,493	5,763,966	338,359	90,473	907,379	8,547,511	–	32,747
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,318	106,318	19,490,157	18,647,192	949,283	949,283	–	–
State Street Small/Mid Cap Equity Index Portfolio	166,447	1,772,660	87,244	11,349	242,342	2,692,423	–	19,867

TOTAL		$56,385,965				$85,902,513	$197,417	$138,116

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2015 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 24.0%
State Street Equity 500 Index II Portfolio	2,460,212	$29,522,541
State Street Small/Mid Cap Equity Index Portfolio	457,421	5,081,943

		34,604,484

Domestic Fixed Income – 37.7%
SPDR Bloomberg Barclays High Yield Bond ETF	273,139	10,087,023
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	76,744	2,349,134
SPDR Bloomberg Barclays Short Term Treasury ETF	301,973	9,092,407
State Street Aggregate Bond Index Portfolio	3,308,768	32,856,069

		54,384,633

Inflation Linked – 20.3%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,487,267	29,269,415

International Equity – 12.8%
State Street Global Equity ex-U.S. Index Portfolio	1,954,652	18,412,818

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	154,004	7,250,508

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $141,707,321)		143,921,858

SHORT-TERM INVESTMENT – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $1,933,974)	1,933,974	1,933,974

TOTAL INVESTMENTS – 101.2% (Cost $143,641,295)		145,855,832

Liabilities in Excess of Other Assets – (1.2)%		(1,663,817)

NET ASSETS – 100.0%		$144,192,015

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$34,604,484	$–	$–	$34,604,484
Domestic Fixed Income	54,384,633	–	–	54,384,633
Inflation Linked	29,269,415	–	–	29,269,415
International Equity	18,412,818	–	–	18,412,818
Real Estate	7,250,508	–	–	7,250,508
Short-Term Investment	1,933,974	–	–	1,933,974

Total Investments	$145,855,832	$–	$–	$145,855,832

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2015 Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	749,088	$14,494,853	883,875	145,696	1,487,267	$29,269,414	$–	$(56,895)
SPDR Bloomberg Barclays High Yield Bond ETF	139,926	5,100,303	155,509	22,296	273,139	10,087,023	95,334	11,403
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	35,759	1,091,722	47,197	6,212	76,744	2,349,134	6,232	(1,412)
SPDR Bloomberg Barclays Short Term Treasury ETF	139,454	4,190,593	186,128	23,609	301,973	9,092,407	13,304	(11,973)
SPDR Dow Jones Global Real Estate ETF	78,412	3,674,386	88,061	12,469	154,004	7,250,508	38,194	(49,417)
State Street Aggregate Bond Index Portfolio	1,693,129	16,778,907	1,883,308	267,669	3,308,768	32,856,069	169,403	(100,554)
State Street Equity 500 Index II Portfolio	1,327,710	15,029,680	1,448,702	316,200	2,460,212	29,522,542	–	229,913
State Street Global Equity ex-U.S. Index Portfolio	1,104,279	9,651,396	1,168,612	318,239	1,954,652	18,412,818	–	184,410
State Street Institutional U.S. Government Money Market Fund, Premier Class	206,879	206,879	38,693,109	36,966,014	1,933,974	1,933,974	–	–
State Street Small/Mid Cap Equity Index Portfolio	246,404	2,624,201	262,148	51,131	457,421	5,081,943	–	55,225

TOTAL		$72,842,920				$145,855,832	$322,467	$260,700

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2020 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 32.2%
State Street Equity 500 Index II Portfolio	10,924,032	$131,088,387
State Street Small/Mid Cap Equity Index Portfolio	2,619,503	29,102,678

		160,191,065

Domestic Fixed Income – 32.1%
SPDR Bloomberg Barclays High Yield Bond ETF	808,719	29,865,993
SPDR Bloomberg Barclays Long Term Treasury ETF	182,523	12,730,979
State Street Aggregate Bond Index Portfolio	11,799,345	117,167,496

		159,764,468

Inflation Linked – 13.4%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,060,712	40,554,812
SPDR Bloomberg Barclays TIPS ETF	460,566	26,238,445

		66,793,257

International Equity – 18.4%
State Street Global Equity ex-U.S. Index Portfolio	9,738,370	91,735,446

Real Estate – 3.7%
SPDR Dow Jones Global Real Estate ETF	385,408	18,145,009

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $484,402,363)		496,629,245

SHORT-TERM INVESTMENT – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $7,147,679)	7,147,679	7,147,679

TOTAL INVESTMENTS – 101.2% (Cost $491,550,042)		503,776,924
Liabilities in Excess of Other Assets – (1.2)%		(5,977,548)

NET ASSETS – 100.0%		$497,799,376

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$160,191,065	$–	$–	$160,191,065
Domestic Fixed Income	159,764,468	–	–	159,764,468
Inflation Linked	66,793,257	–	–	66,793,257
International Equity	91,735,446	–	–	91,735,446
Real Estate	18,145,009	–	–	18,145,009
Short-Term Investment	7,147,679	–	–	7,147,679

Total Investments	$503,776,924	$–	$–	$503,776,924

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2020 Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	851,877	$16,483,820	1,243,545	34,710	2,060,712	$40,554,812	$–	$14,460
SPDR Bloomberg Barclays High Yield Bond ETF	389,698	14,204,492	424,517	5,496	808,719	29,865,993	271,833	(16,923)
SPDR Bloomberg Barclays Long Term Treasury ETF	94,754	6,527,603	98,578	10,809	182,523	12,730,979	52,724	(73,740)
SPDR Bloomberg Barclays TIPS ETF	253,001	14,216,430	263,279	55,714	460,566	26,238,445	9,852	(38,230)
SPDR Dow Jones Global Real Estate ETF	178,473	8,363,245	206,935	–	385,408	18,145,009	90,644	–
State Street Aggregate Bond Index Portfolio	5,500,578	54,510,728	6,478,365	179,598	11,799,345	117,167,497	569,103	(57,033)
State Street Equity 500 Index II Portfolio	5,538,453	62,695,292	5,938,057	552,478	10,924,032	131,088,386	–	854,865
State Street Global Equity ex-U.S. Index Portfolio	5,133,472	44,866,542	5,366,030	761,132	9,738,370	91,735,446	–	594,318
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,062	275,062	91,810,290	84,937,673	7,147,679	7,147,679	–	–
State Street Small/Mid Cap Equity Index Portfolio	1,320,755	14,066,036	1,371,221	72,473	2,619,503	29,102,678	–	138,260

TOTAL		$236,209,250				$503,776,924	$994,156	$1,415,977

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2025 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 40.4%
State Street Equity 500 Index II Portfolio	12,908,960	$154,907,520
State Street Small/Mid Cap Equity Index Portfolio	3,608,066	40,085,618

		194,993,138

Domestic Fixed Income – 27.7%
SPDR Bloomberg Barclays High Yield Bond ETF	714,018	26,368,685
SPDR Bloomberg Barclays Long Term Treasury ETF	522,994	36,478,831
State Street Aggregate Bond Index Portfolio	7,106,374	70,566,295

		133,413,811

Inflation Linked – 6.1%
SPDR Bloomberg Barclays TIPS ETF	511,647	29,148,530

International Equity – 24.3%
State Street Global Equity ex-U.S. Index Portfolio	12,451,963	117,297,494

Real Estate – 1.1%
SPDR Dow Jones Global Real Estate ETF	115,844	5,453,935

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $465,281,892)		480,306,908

SHORT-TERM INVESTMENT – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $7,153,087)	7,153,087	7,153,087

TOTAL INVESTMENTS – 101.1% (Cost $472,434,979)		487,459,995
Liabilities in Excess of Other Assets – (1.1)%		(5,247,848)

NET ASSETS – 100.0%		$482,212,147

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$194,993,138	$–	$–	$194,993,138
Domestic Fixed Income	133,413,811	–	–	133,413,811
Inflation Linked	29,148,530	–	–	29,148,530
International Equity	117,297,494	–	–	117,297,494
Real Estate	5,453,935	–	–	5,453,935
Short-Term Investment	7,153,087	–	–	7,153,087

Total Investments	$487,459,995	$–	$–	$487,459,995

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2025 Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays High Yield Bond ETF	303,086	$11,047,485	412,024	1,092	714,018	$26,368,685	$226,012	$2,393
SPDR Bloomberg Barclays Long Term Treasury ETF	235,114	16,197,004	291,482	3,602	522,994	36,478,831	140,122	(15,213)
SPDR Bloomberg Barclays TIPS ETF	211,621	11,891,238	300,026	–	511,647	29,148,530	8,869	–
SPDR Dow Jones Global Real Estate ETF	44,954	2,106,544	70,890	–	115,844	5,453,935	24,415	–
State Street Aggregate Bond Index Portfolio	3,053,373	30,258,930	4,080,213	27,212	7,106,374	70,566,295	340,256	(4,826)
State Street Equity 500 Index II Portfolio	5,917,934	66,991,012	7,322,716	331,690	12,908,960	154,907,520	–	643,196
State Street Global Equity ex-U.S. Index Portfolio	5,955,335	52,049,631	7,207,296	710,668	12,451,963	117,297,494	–	662,165
State Street Institutional U.S. Government Money Market Fund, Premier Class	476,724	476,724	83,284,030	76,607,667	7,153,087	7,153,087	–	–
State Street Small/Mid Cap Equity Index Portfolio	1,640,714	17,473,607	1,995,095	27,743	3,608,066	40,085,618	–	49,775

TOTAL		$208,492,175				$487,459,995	$739,674	$1,337,490

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2030 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 45.5%
State Street Equity 500 Index II Portfolio	13,768,169	$165,218,024
State Street Small/Mid Cap Equity Index Portfolio	4,474,453	49,711,170

		214,929,194

Domestic Fixed Income – 24.4%
SPDR Bloomberg Barclays High Yield Bond ETF	313,158	11,564,925
SPDR Bloomberg Barclays Long Term Treasury ETF	665,135	46,393,166
State Street Aggregate Bond Index Portfolio	5,772,315	57,319,093

		115,277,184

Inflation Linked – 1.8%
SPDR Bloomberg Barclays TIPS ETF	149,650	8,525,560

International Equity – 27.9%
State Street Global Equity ex-U.S. Index Portfolio	13,971,533	131,611,837

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $451,512,882)		470,343,775

SHORT-TERM INVESTMENT – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $7,439,029)	7,439,029	7,439,029

TOTAL INVESTMENTS – 101.2% (Cost $458,951,911)		477,782,804
Liabilities in Excess of Other Assets – (1.2)%		(5,831,283)

NET ASSETS – 100.0%		$471,951,521

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$214,929,194	$–	$–	$214,929,194
Domestic Fixed Income	115,277,184	–	–	115,277,184
Inflation Linked	8,525,560	–	–	8,525,560
International Equity	131,611,837	–	–	131,611,837
Short-Term Investment	7,439,029	–	–	7,439,029

Total Investments	$477,782,804	$–	$–	$477,782,804

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2030 Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays High Yield Bond ETF	142,960	$5,210,892	170,744	546	313,158	$11,564,925	$95,576	$1,366
SPDR Bloomberg Barclays Long Term Treasury ETF	321,497	22,147,928	348,958	5,320	665,135	46,393,166	172,362	4,489
SPDR Bloomberg Barclays TIPS ETF	68,601	3,854,773	81,049	–	149,650	8,525,560	2,562	–
State Street Aggregate Bond Index Portfolio	2,746,525	27,218,059	3,056,036	30,246	5,772,315	57,319,093	275,058	(9,712)
State Street Equity 500 Index II Portfolio	6,991,050	79,138,687	6,993,160	216,041	13,768,169	165,218,024	–	220,761
State Street Global Equity ex-U.S. Index Portfolio	7,389,682	64,585,823	7,247,838	665,987	13,971,533	131,611,837	–	(192,750)
State Street Institutional U.S. Government Money Market Fund, Premier Class	519,504	519,504	63,815,016	56,895,491	7,439,029	7,439,029	–	–
State Street Small/Mid Cap Equity Index Portfolio	2,246,580	23,926,080	2,245,115	17,242	4,474,453	49,711,170	–	17,584

TOTAL		$226,601,746				$477,782,804	$545,558	$41,738

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2035 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 49.8%
State Street Equity 500 Index II Portfolio	10,493,715	$125,924,575
State Street Small/Mid Cap Equity Index Portfolio	3,887,368	43,188,657

		169,113,232

Domestic Fixed Income – 19.1%
SPDR Bloomberg Barclays Long Term Treasury ETF	478,433	33,370,702
State Street Aggregate Bond Index Portfolio	3,167,113	31,449,434

		64,820,136

International Equity – 30.8%
State Street Global Equity ex-U.S. Index Portfolio	11,073,358	104,311,030

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $323,645,930)		338,244,398

SHORT-TERM INVESTMENT – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $5,613,192)	5,613,192	5,613,192

TOTAL INVESTMENTS – 101.3% (Cost $329,259,122)		343,857,590
Liabilities in Excess of Other Assets – (1.3)%		(4,462,392)

NET ASSETS – 100.0%		$339,395,198

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$169,113,232	$–	$–	$169,113,232
Domestic Fixed Income	64,820,136	–	–	64,820,136
International Equity	104,311,030	–	–	104,311,030
Short-Term Investment	5,613,192	–	–	5,613,192

Total Investments	$343,857,590	$–	$–	$343,857,590

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2035 Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	235,292	$16,209,266	246,444	3,303	478,433	$33,370,702	$122,522	$(14,008)
State Street Aggregate Bond Index Portfolio	1,507,436	14,938,693	1,669,734	10,057	3,167,113	31,449,434	147,842	(1,324)
State Street Equity 500 Index II Portfolio	5,409,606	61,236,743	5,206,659	122,550	10,493,715	125,924,575	–	140,655
State Street Global Equity ex-U.S. Index Portfolio	5,944,761	51,957,210	5,547,122	418,525	11,073,358	104,311,030	–	336,754
State Street Institutional U.S. Government Money Market Fund, Premier Class	415,810	415,810	42,872,926	37,675,544	5,613,192	5,613,192	–	–
State Street Small/Mid Cap Equity Index Portfolio	1,982,769	21,116,491	1,922,093	17,494	3,887,368	43,188,657	–	43,098

TOTAL		$165,874,213				$343,857,590	$270,364	$505,175

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2040 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 52.9%
State Street Equity 500 Index II Portfolio	9,099,412	$109,192,941
State Street Small/Mid Cap Equity Index Portfolio	3,908,389	43,422,198

		152,615,139

Domestic Fixed Income – 14.1%
SPDR Bloomberg Barclays Long Term Treasury ETF	407,225	28,403,944
State Street Aggregate Bond Index Portfolio	1,238,428	12,297,587

		40,701,531

International Equity – 32.7%
State Street Global Equity ex-U.S. Index Portfolio	10,033,760	94,518,016

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $273,245,141)		287,834,686

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $5,377,358)	5,377,358	5,377,358

TOTAL INVESTMENTS – 101.5% (Cost $278,622,499)		293,212,044
Liabilities in Excess of Other Assets – (1.5)%		(4,432,740)

NET ASSETS – 100.0%		$288,779,304

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$152,615,139	$–	$–	$152,615,139
Domestic Fixed Income	40,701,531	–	–	40,701,531
International Equity	94,518,016	–	–	94,518,016
Short-Term Investment	5,377,358	–	–	5,377,358

Total Investments	$293,212,044	$–	$–	$293,212,044

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	204,304	$14,074,503	202,921	–	407,225	$28,403,944	$104,654	$–
State Street Aggregate Bond Index Portfolio	581,656	5,764,211	656,772	–	1,238,428	12,297,587	55,582	–
State Street Equity 500 Index II Portfolio	4,792,971	54,256,435	4,375,233	68,792	9,099,412	109,192,941	–	63,723
State Street Global Equity ex-U.S. Index Portfolio	5,494,710	48,023,763	4,914,334	375,284	10,033,760	94,518,016	–	(126,995)
State Street Institutional U.S. Government Money Market Fund, Premier Class	383,493	383,493	35,376,779	30,382,914	5,377,358	5,377,358	1,453	–
State Street Small/Mid Cap Equity Index Portfolio	2,031,247	21,632,779	1,883,587	6,445	3,908,389	43,422,198	–	5,551

TOTAL		$144,135,184				$293,212,044	$161,689	$(57,721)

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2045 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.7%(a)
Domestic Equity – 55.4%
State Street Equity 500 Index II Portfolio	5,612,597	$67,351,167
State Street Small/Mid Cap Equity Index Portfolio	2,712,629	30,137,303

		97,488,470

Domestic Fixed Income – 9.8%
SPDR Bloomberg Barclays Long Term Treasury ETF	248,070	17,302,883

International Equity – 34.5%
State Street Global Equity ex-U.S. Index Portfolio	6,432,004	60,589,474

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $166,543,657)		175,380,827

SHORT-TERM INVESTMENT – 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $5,248,652)	5,248,652	5,248,652

TOTAL INVESTMENTS – 102.7% (Cost $171,792,309)		180,629,479
Liabilities in Excess of Other Assets – (2.7)%		(4,696,879)

NET ASSETS – 100.0%		$175,932,600

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$97,488,470	$–	$–	$97,488,470
Domestic Fixed Income	17,302,883	–	–	17,302,883
International Equity	60,589,474	–	–	60,589,474
Short-Term Investment	5,248,652	–	–	5,248,652

Total Investments	$180,629,479	$–	$–	$180,629,479

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	109,425	$7,538,288	139,811	1,166	248,070	$17,302,883	$62,009	$(3,970)
State Street Equity 500 Index II Portfolio	2,591,396	29,334,598	3,062,302	41,101	5,612,597	67,351,167	–	44,073
State Street Global Equity ex-U.S. Index Portfolio	3,085,449	26,966,824	3,558,610	212,055	6,432,004	60,589,474	–	101,145
State Street Institutional U.S. Government Money Market Fund, Premier Class	186,283	186,283	27,543,378	22,481,009	5,248,652	5,248,652	938	–
State Street Small/Mid Cap Equity Index Portfolio	1,230,788	13,107,891	1,489,108	7,267	2,712,629	30,137,303	–	10,863

TOTAL		$77,133,884				$180,629,479	$62,947	$152,111

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2050 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.6%(a)
Domestic Equity – 55.4%
State Street Equity 500 Index II Portfolio	4,245,701	$50,948,410
State Street Small/Mid Cap Equity Index Portfolio	2,051,620	22,793,498

		73,741,908

Domestic Fixed Income – 9.8%
SPDR Bloomberg Barclays Long Term Treasury ETF	187,752	13,095,702

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	4,864,647	45,824,971

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $126,180,022)		132,662,581

SHORT-TERM INVESTMENT – 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $5,138,413)	5,138,413	5,138,413

TOTAL INVESTMENTS – 103.5% (Cost $131,318,435)		137,800,994
Liabilities in Excess of Other Assets – (3.5)%		(4,630,504)

NET ASSETS – 100.0%		$133,170,490

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$73,741,908	$–	$–	$73,741,908
Domestic Fixed Income	13,095,702	–	–	13,095,702
International Equity	45,824,971	–	–	45,824,971
Short-Term Investment	5,138,413	–	–	5,138,413

TOTAL INVESTMENTS	$137,800,994	$–	$–	$137,800,994

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	68,486	$4,718,001	119,266	–	187,752	$13,095,702	$46,921	$–
State Street Equity 500 Index II Portfolio	1,623,760	18,380,960	2,635,390	13,449	4,245,701	50,948,410	–	11,814
State Street Global Equity ex-U.S. Index Portfolio	1,931,105	16,877,862	3,074,290	140,748	4,864,647	45,824,971	–	23,100
State Street Institutional U.S. Government Money Market Fund, Premier Class	151,225	151,225	23,081,101	18,093,913	5,138,413	5,138,413	760	–
State Street Small/Mid Cap Equity Index Portfolio	770,307	8,203,774	1,285,902	4,589	2,051,620	22,793,498	–	5,992

TOTAL		$48,331,822				$137,800,994	$47,681	$40,906

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2055 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.5%(a)
Domestic Equity – 55.3%
State Street Equity 500 Index II Portfolio	1,318,079	$15,816,946
State Street Small/Mid Cap Equity Index Portfolio	636,941	7,076,420

		22,893,366

Domestic Fixed Income – 9.8%
SPDR Bloomberg Barclays Long Term Treasury ETF	58,252	4,063,077

International Equity – 34.4%
State Street Global Equity ex-U.S. Index Portfolio	1,510,407	14,228,033

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $39,223,463)		41,184,476

SHORT-TERM INVESTMENT – 7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $3,281,035)	3,281,035	3,281,035

TOTAL INVESTMENTS – 107.4% (Cost $42,504,498)		44,465,511
Liabilities in Excess of Other Assets – (7.4)%		(3,065,969)

NET ASSETS – 100.0%		$41,399,542

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$22,893,366	$–	$–	$22,893,366
Domestic Fixed Income	4,063,077	–	–	4,063,077
International Equity	14,228,033	–	–	14,228,033
Short-Term Investment	3,281,035	–	–	3,281,035

Total Investments	$44,465,511	$–	$–	$44,465,511

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	26,978	$1,858,515	31,602	328	58,252	$4,063,077	$13,224	$(101)
State Street Equity 500 Index II Portfolio	638,889	7,232,227	687,976	8,786	1,318,079	15,816,946	–	8,829
State Street Global Equity ex-U.S. Index Portfolio	760,683	6,648,369	794,515	44,791	1,510,407	14,228,033	–	(15,224)
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,625	40,625	10,702,558	7,462,148	3,281,035	3,281,035	306	–
State Street Small/Mid Cap Equity Index Portfolio	303,441	3,231,648	335,963	2,463	636,941	7,076,420	–	2,374

TOTAL		$19,011,384				$44,465,511	$13,530	$(4,122)

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Target Retirement 2060 Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 55.6%
State Street Equity 500 Index II Portfolio	159,070	$1,908,837
State Street Small/Mid Cap Equity Index Portfolio	76,887	854,215

		2,763,052

Domestic Fixed Income – 9.8%
SPDR Bloomberg Barclays Long Term Treasury ETF	6,997	488,041

International Equity – 34.5%
State Street Global Equity ex-U.S. Index Portfolio	182,231	1,716,619

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $4,718,175)		4,967,712

SHORT-TERM INVESTMENT – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $59,291)	59,291	59,291

TOTAL INVESTMENTS – 101.1% (Cost $4,777,466)		5,027,003
Liabilities In Excess of Other Assets – (1.1)%		(55,187)

NET ASSETS – 100.0%		$4,971,816

(a)	Affiliated funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Mutual Funds and Exchange Traded Products
Domestic Equity	$2,763,052	$–	$–	$2,763,052
Domestic Fixed Income	488,041	–	–	488,041
International Equity	1,716,619	–	–	1,716,619
Short-Term Investment	59,291	–	–	59,291

Total Investments	$5,027,003	$–	$–	$5,027,003

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income	Realized gain (loss)
SPDR Bloomberg Barclays Long Term Treasury ETF	5,203	$358,434	2,190	396	6,997	$488,041	$1,699	$(4,618)
State Street Equity 500 Index II Portfolio	123,213	1,394,774	42,005	6,148	159,070	1,908,837	–	6,483
State Street Global Equity ex-U.S. Index Portfolio	145,739	1,273,762	48,939	12,447	182,231	1,716,619	–	10,347
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	–	985,642	926,351	59,291	59,291	35	–
State Street Small/Mid Cap Equity Index Portfolio	58,520	623,241	21,143	2,776	76,887	854,215	–	3,781

TOTAL		$3,650,211				$5,027,003	$1,734	$15,993

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 94.0%
Australia – 6.4%
QBE Insurance Group, Ltd.	6,318	$62,126
Woodside Petroleum, Ltd.	2,896	70,871

		132,997

China – 13.2%
ANTA Sports Products, Ltd.	20,000	55,330
China Construction Bank Corp. Class H	80,000	64,338
China Mobile, Ltd.	5,000	54,719
PetroChina Co., Ltd. Class H	76,000	55,644
Shanghai Industrial Holdings, Ltd.	15,000	44,104

		274,135

Hong Kong – 8.0%
Techtronic Industries Co., Ltd.	15,000	60,703
WH Group, Ltd.(a)	123,000	106,041

		166,744

Japan – 40.8%
Alfresa Holdings Corp.	4,800	83,094
Hirose Electric Co., Ltd.	500	69,102
ITOCHU Corp.	5,300	75,150
Kansai Paint Co., Ltd.	2,700	57,257
KDDI Corp.	2,300	60,312
Kinden Corp.	3,800	52,995
Komatsu, Ltd.	2,100	54,681
Kurita Water Industries, Ltd.	1,600	38,668
Mitsubishi UFJ Financial Group, Inc.	8,000	50,234
SMC Corp.	200	59,086
Sony Financial Holdings, Inc.	4,600	73,853
Sumitomo Mitsui Financial Group, Inc.	1,800	65,342
Toyota Motor Corp.	1,100	59,645
Trend Micro, Inc.	1,100	48,865

		848,284

Singapore – 2.6%
United Overseas Bank, Ltd.	3,400	53,799

South Korea – 15.9%
Hankook Tire Co., Ltd.	1,216	59,261
KT&G Corp.	780	68,005
Samsung Electronics Co., Ltd. Preference Shares	70	100,340
Samsung Fire & Marine Insurance Co., Ltd.	156	37,385
Shinhan Financial Group Co., Ltd.	1,599	66,631

		331,622

Taiwan – 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,000	98,520

United Kingdom – 2.4%
Standard Chartered PLC(b)	5,200	49,682

TOTAL COMMON STOCKS (Cost $1,907,268)		1,955,783

SHORT-TERM INVESTMENT – 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d) (Cost $113,470)	113,470	113,470

TOTAL INVESTMENTS – 99.5% (Cost $2,020,738)		2,069,253
Other Assets In Excess of Liabilities – 0.5%		10,427

NET ASSETS – 100.0%		$2,079,680

(a)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 5.1% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

ADR	American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$132,997	$–	$–	$132,997
China	274,135	–	–	274,135
Hong Kong	166,744	–	–	166,744
Japan	848,284	–	–	848,284
Singapore	53,799	–	–	53,799
South Korea	331,622	–	–	331,622
Taiwan	98,520	–	–	98,520
United Kingdom	49,682	–	–	49,682
Short-Term Investment	113,470	–	–	113,470

Total Investments	$2,069,253	$–	$–	$2,069,253

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Asia Pacific Value Spotlight Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	100,447	$100,447	247,913	234,890	113,470	$113,470	$117

TOTAL		$100,447				$113,470	$117

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street European Value Spotlight Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 92.1%
Austria – 5.4%
ANDRITZ AG	655	$32,846
Erste Group Bank AG	857	27,979

		60,825

France – 18.8%
Alstom SA(a)	1,166	34,937
AXA SA	1,606	41,663
BNP Paribas SA	366	24,439
Cie Generale des Etablissements Michelin	192	23,380
Sanofi	428	38,736
TOTAL SA	650	32,963
Vallourec SA(a)	2,520	16,775

		212,893

Germany – 8.5%
BASF SE	119	11,827
Continental AG	123	27,034
Deutsche Bank AG(a)	1,736	29,986
Schaeffler AG, Preference Shares	1,560	27,497

		96,344

Hungary – 3.0%
Richter Gedeon Nyrt	1,483	33,744

Ireland – 2.0%
Bank of Ireland(a)	91,313	22,951

Italy – 7.0%
Assicurazioni Generali SpA	2,602	41,466
Eni SpA	2,301	37,777

		79,243

Netherlands – 10.0%
Akzo Nobel NV	321	26,687
ASM International NV	528	29,716
Euronext NV(b)	610	26,687
Koninklijke DSM NV	452	30,655

		113,745

Spain – 3.7%
ACS Actividades de Construccion y Servicios SA	1,233	42,062

Sweden – 3.0%
Telefonaktiebolaget LM Ericsson Class B	5,001	33,496

Switzerland – 14.4%
ABB, Ltd.	915	21,418
Credit Suisse Group AG(a)	2,892	43,050
Novartis AG	437	32,460
Roche Holding AG	127	32,456
Swatch Group AG	96	34,402

		163,786

United Kingdom – 16.3%
Barclays PLC	11,374	32,015
BT Group PLC	7,842	31,203
CNH Industrial NV	2,445	23,640
easyJet PLC	3,090	39,643
Standard Chartered PLC(a)	4,179	39,872
Tullow Oil PLC(a)	6,394	18,709

		185,082

TOTAL COMMON STOCKS (Cost $954,667)		1,044,171

RIGHTS – 0.4%
Germany – 0.4%
Deutsche Bank AG (expiring 4/6/17)(a) (Cost $0)	1,736	4,159

SHORT-TERM INVESTMENT – 8.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62% (c)(d) (Cost $94,762)	94,762	94,762

TOTAL INVESTMENTS – 100.9% (Cost $1,049,429)		1,143,092
Liabilities In Excess of Other Assets – (0.9)%		(9,888)

NET ASSETS – 100.0%		$1,133,204

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.4% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Austria	$60,825	$–	$–	$60,825
France	212,893	–	–	212,893
Germany	96,344	–	–	96,344
Hungary	33,744	–	–	33,744

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street European Value Spotlight Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Ireland	$22,951	$–	$–	$22,951
Italy	79,243	–	–	79,243
Netherlands	113,745	–	–	113,745
Spain	42,062	–	–	42,062
Sweden	33,496	–	–	33,496
Switzerland	163,786	–	–	163,786
United Kingdom	185,082	–	–	185,082
Rights
Germany	4,159	–	–	4,159
Short-Term Investment	94,762	–	–	94,762

Total Investments	$1,143,092	$–	$–	$1,143,092

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,566	$41,566	149,437	96,241	94,762	$94,762	$91

TOTAL		$41,566				$94,762	$91

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 95.1%
Australia – 2.9%
Woodside Petroleum, Ltd.	2,710	$66,320

China – 2.4%
China Construction Bank Corp. Class H	66,000	53,079

France – 2.6%
Vallourec SA(a)	8,797	58,560

Hong Kong – 3.2%
WH Group, Ltd.(b)	83,000	71,556

Hungary – 2.4%
Richter Gedeon Nyrt	2,404	54,701

Italy – 2.6%
Eni SpA	3,593	58,988

Japan – 7.8%
Alfresa Holdings Corp.	3,800	65,783
Sony Financial Holdings, Inc.	3,600	57,798
Trend Micro, Inc.	1,200	53,307

		176,888

Netherlands – 2.7%
Koninklijke DSM NV	906	61,445

Panama – 2.5%
Copa Holdings SA Class A	500	56,125

South Korea – 7.8%
KT&G Corp.	712	62,076
Samsung Electronics Co., Ltd. Preference Shares	37	53,037
Samsung Life Insurance Co., Ltd.	619	60,057

		175,170

Spain – 2.8%
ACS Actividades de Construccion y Servicios SA	1,864	63,587

Sweden – 5.2%
Telefonaktiebolaget LM Ericsson Class B	10,632	71,211
Volvo AB Class B	3,179	47,107

		118,318

Switzerland – 7.6%
ABB, Ltd.	2,221	51,989
Credit Suisse Group AG(a)	4,436	66,034
Swatch Group AG	151	54,112

		172,135

Thailand – 2.9%
Bangkok Bank PCL	12,200	66,037

United Kingdom – 8.0%
Barclays PLC	20,627	58,060
easyJet PLC	4,751	60,954
Standard Chartered PLC(a)	6,325	60,346

		179,360

United States – 31.7%
AGCO Corp.	774	46,579
Cigna Corp.	445	65,188
Citigroup, Inc.	958	57,307
EQT Corp.	1,123	68,615
McKesson Corp.	422	62,566
MetLife, Inc.	1,130	59,687
Michaels Cos., Inc.(a)	2,723	60,968
Mosaic Co.	2,177	63,525
Oracle Corp.	1,295	57,770
Owens-Illinois, Inc.(a)	2,935	59,815
Tempur Sealy International, Inc.(a)	1,154	53,615
United Technologies Corp.	538	60,369

		716,004

TOTAL COMMON STOCKS (Cost $1,956,823)		2,148,273

SHORT-TERM INVESTMENT – 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d) (Cost $113,919)	113,919	113,919

TOTAL INVESTMENTS – 100.2% (Cost $2,070,742)		2,262,192
Liabilities in Excess of Other Assets – (0.2)%		(4,274)

NET ASSETS – 100.0%		$2,257,918

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.2% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

At March 31, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	SEK	259,324	USD	29,000	06/01/2017	$(125)
HSBC Bank plc	SEK	259,475	USD	29,000	06/01/2017	(141)
JP Morgan Chase Bank, N.A.	SEK	259,439	USD	29,000	06/01/2017	(137)
Royal Bank of Canada	CHF	29,096	USD	29,000	06/01/2017	(165)
Societe Generale	CHF	29,098	USD	29,000	06/01/2017	(167)
UBS AG	CHF	29,094	USD	29,000	06/01/2017	(163)

Total						$(898)

CHF	Swiss franc
SEK	Swedish krona
USD	U.S. dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$66,320	$–	$–	$66,320
China	53,079	–	–	53,079
France	58,560	–	–	58,560
Hong Kong	71,556	–	–	71,556
Hungary	54,701	–	–	54,701
Italy	58,988	–	–	58,988
Japan	176,888	–	–	176,888
Netherlands	61,445	–	–	61,445
Panama	56,125	–	–	56,125
South Korea	175,170	–	–	175,170
Spain	63,587	–	–	63,587
Sweden	118,318	–	–	118,318
Switzerland	172,135	–	–	172,135
Thailand	66,037	–	–	66,037
United Kingdom	179,360	–	–	179,360
United States	716,004	–	–	716,004
Short-Term Investment	113,919	–	–	113,919

Total Investments	$2,262,192	$–	$–	$2,262,192

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts(a)	$–	$(898)	$–	$(898)

Total Other Financial Instruments	$–	$(898)	$–	$(898)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street Global Value Spotlight Fund

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	120,334	$120,334	195,607	202,022	113,919	$113,919	$127

TOTAL		$120,334				$113,919	$127

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 95.3%
Australia – 5.9%
Incitec Pivot, Ltd.	24,807	$71,154
Woodside Petroleum, Ltd.	2,992	73,221

		144,375

China – 8.3%
China Construction Bank Corp. Class H	91,000	73,184
PetroChina Co., Ltd. Class H	90,000	65,895
Shanghai Industrial Holdings, Ltd.	22,000	64,685

		203,764

France – 9.3%
Alstom SA(a)	2,482	74,369
Sanofi	775	70,142
Vallourec SA(a)	12,360	82,279

		226,790

Germany – 6.3%
Deutsche Bank AG(a)	3,947	68,177
Schaeffler AG, Preference Shares	4,818	84,923

		153,100

Hong Kong – 3.0%
WH Group, Ltd.(b)	84,500	72,850

Hungary – 2.5%
Richter Gedeon Nyrt	2,742	62,392

Israel – 2.2%
Teva Pharmaceutical Industries, Ltd. ADR	1,704	54,681

Italy – 6.1%
Assicurazioni Generali SpA	4,910	78,247
Eni SpA	4,282	70,300

		148,547

Japan – 13.4%
Alfresa Holdings Corp.	3,900	67,514
Hirose Electric Co., Ltd.	500	69,102
Sony Financial Holdings, Inc.	4,000	64,220
Sumitomo Mitsui Financial Group, Inc.	1,800	65,341
Sumitomo Mitsui Trust Holdings, Inc.	1,800	62,353

		328,530

Netherlands – 2.6%
Koninklijke DSM NV	932	63,209

South Korea – 8.7%
Hankook Tire Co., Ltd.	1,356	66,084
Samsung Electronics Co., Ltd. Preference Shares	50	71,671
Samsung Fire & Marine Insurance Co., Ltd.	312	74,771

		212,526

Spain – 3.0%
ACS Actividades de Construccion y Servicios SA	2,182	74,435

Sweden – 6.5%
Telefonaktiebolaget LM Ericsson Class B	12,360	82,785
Volvo AB Class B	5,170	76,609

		159,394

Switzerland – 5.3%
ABB, Ltd.	2,793	65,378
Credit Suisse Group AG(a)	4,326	64,396

		129,774

Thailand – 3.3%
Bangkok Bank PCL	14,800	80,111

United Kingdom – 8.9%
CNH Industrial NV	8,100	78,316
easyJet PLC	5,413	69,447
Standard Chartered PLC(a)	7,461	71,185

		218,948

TOTAL COMMON STOCKS (Cost $2,031,556)		2,333,426

RIGHTS – 0.4%
Germany – 0.4%
Deutsche Bank AG (expiring 4/6/17)(a) (Cost $0)	3,947	9,456

SHORT-TERM INVESTMENT – 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(c)(d) (Cost $114,053)	114,053	114,053

TOTAL INVESTMENTS – 100.3% (Cost $2,145,609)		2,456,935
Liabilities in Excess of Other Assets – (0.3)%		(8,186)

NET ASSETS – 100.0%		$2,448,749

(a)	Non-income producing security.

(b)

Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.0% of net assets as of March 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2017.

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

Schedule of Investments – (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$144,375	$–	$–	$144,375
China	203,764	–	–	203,764
France	226,790	–	–	226,790
Germany	153,100	–	–	153,100
Hong Kong	72,850	–	–	72,850
Hungary	62,392	–	–	62,392
Israel	54,681	–	–	54,681
Italy	148,547	–	–	148,547
Japan	328,530	–	–	328,530
Netherlands	63,209	–	–	63,209
South Korea	212,526	–	–	212,526
Spain	74,435	–	–	74,435
Sweden	159,394	–	–	159,394
Switzerland	129,774	–	–	129,774
Thailand	80,111	–	–	80,111
United Kingdom	218,948	–	–	218,948
Rights
Germany	9,456	–	–	9,456
Short-Term Investment	114,053	–	–	114,053

Total Investments	$2,456,935	$–	$–	$2,456,935

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,185	$41,185	215,134	142,266	114,053	$114,053	$112

TOTAL		$41,185				$114,053	$112

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street U.S. Value Spotlight Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 92.8%
Aerospace & Defense – 5.4%
General Dynamics Corp.	141	$26,395
United Technologies Corp.	284	31,868

		58,263

Airlines – 3.1%
Copa Holdings SA Class A	300	33,675

Banks – 8.3%
Citigroup, Inc.	608	36,371
PNC Financial Services Group, Inc.	180	21,643
Wells Fargo & Co.	576	32,060

		90,074

Capital Markets – 3.1%
Affiliated Managers Group, Inc.	201	32,952

Chemicals – 3.0%
Mosaic Co.	1,110	32,390

Communications Equipment – 5.3%
Cisco Systems, Inc.	931	31,468
F5 Networks, Inc.(a)	183	26,090

		57,558

Containers & Packaging – 3.1%
Owens-Illinois, Inc.(a)	1,624	33,097

Electric Utilities – 2.5%
Exelon Corp.	762	27,417

Electronic Equipment, Instruments & Components – 2.3%
Jabil Circuit, Inc.	877	25,363

Energy Equipment & Services – 3.4%
National Oilwell Varco, Inc.	919	36,843

Food & Staples Retailing – 2.2%
Wal-Mart Stores, Inc.	336	24,219

Health Care Providers & Services – 6.1%
Cigna Corp.	226	33,106
McKesson Corp.	219	32,469

		65,575

Household Durables – 3.1%
Tempur Sealy International, Inc.(a)	711	33,033

Insurance – 6.3%
Hartford Financial Services Group, Inc.	717	34,466
MetLife, Inc.	636	33,594

		68,060

Machinery – 3.4%
AGCO Corp.	617	37,131

Multiline Retail – 3.2%
Nordstrom, Inc.	746	34,741

Oil, Gas & Consumable Fuels – 10.5%
Chevron Corp.	269	28,882
ConocoPhillips	542	27,030
EQT Corp.	551	33,666
Occidental Petroleum Corp.	378	23,950

		113,528

Pharmaceuticals – 7.8%
Eli Lilly & Co.	361	30,364
Johnson & Johnson	205	25,533
Merck & Co., Inc.	455	28,910

		84,807

Software – 7.2%
CA, Inc.	575	18,239
Microsoft Corp.	397	26,146
Oracle Corp.	744	33,190

		77,575

Specialty Retail – 3.5%
Michaels Cos., Inc.(a)	1,703	38,130

TOTAL COMMON STOCKS (Cost $934,850)		1,004,431

SHORT-TERM INVESTMENT – 8.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(b)(c) (Cost $94,734)	94,734	94,734

TOTAL INVESTMENTS – 101.6% (Cost $1,029,584)		1,099,165
Liabilities in Excess of Other Assets – (1.6)%		(16,787)

NET ASSETS – 100.0%		$1,082,378

(a)	Non-income producing security.

(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2017 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Aerospace & Defense	$58,263	$–	$–	$58,263
Airlines	33,675	–	–	33,675
Banks	90,074	–	–	90,074
Capital Markets	32,952	–	–	32,952

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

State Street U.S. Value Spotlight Fund

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$32,390	$–	$–	$32,390
Communications Equipment	57,558	–	–	57,558
Containers & Packaging	33,097	–	–	33,097
Electric Utilities	27,417	–	–	27,417
Electronic Equipment, Instruments & Components	25,363	–	–	25,363
Energy Equipment & Services	36,843	–	–	36,843
Food & Staples Retailing	24,219	–	–	24,219
Health Care Providers & Services	65,575	–	–	65,575
Household Durables	33,033	–	–	33,033
Insurance	68,060	–	–	68,060
Machinery	37,131	–	–	37,131
Multiline Retail	34,741	–	–	34,741
Oil, Gas & Consumable Fuels	113,528	–	–	113,528
Pharmaceuticals	84,807	–	–	84,807
Software	77,575	–	–	77,575
Specialty Retail	38,130	–	–	38,130
Short-Term Investment	94,734	–	–	94,734

Total Investments	$1,099,165	$–	$–	$1,099,165

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Shares purchased	Shares sold	Number of shares held at 3/31/17	Value at 3/31/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,767	$101,767	35,875	42,908	94,734	$94,734	$–

TOTAL		$101,767				$94,734	$–

See accompanying notes to schedules of investments.

State Street Institutional Investment Trust

Notes to Schedules of Investments

March 31, 2017 (Unaudited)

Security Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the Portfolio’s or Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s or Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.

State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Disciplined Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Disciplined Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.

Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2017 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation the policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s or Fund’s investments.

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in the Portfolio’s or Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios and Funds presented herein had no material transfers between levels for the period ended March 31, 2017.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2017 (Unaudited)

Futures Contracts

Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio or Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Other Transactions with Affiliates

The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2017, are disclosed in the Schedules of Investments.

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$1,539,304,527	$369,618,112	$8,466,535	$361,151,577
State Street Aggregate Bond Index Portfolio	451,574,635	1,002,595	6,025,102	(5,022,507)
State Street Global Equity ex-U.S. Index Portfolio	880,366,736	68,101,485	20,345,238	47,756,247
State Street Small/Mid Cap Equity Index Portfolio	270,348,797	25,301,223	8,266,035	17,035,188
State Street Disciplined U.S. Equity Fund	3,143,485	460,971	12,622	448,349
State Street Disciplined International Equity Fund	3,033,102	308,852	92,975	215,877
State Street Disciplined Global Equity Portfolio	3,513,212	431,338	47,260	384,078
State Street Emerging Markets Equity Index Fund	374,207,237	72,413,315	9,046,415	63,366,900
State Street Hedged International Developed Equity Index Fund	2,265,356,890	92,565,012	–	92,565,012
State Street International Developed Equity Index Portfolio	2,206,379,599	171,530,973	83,283,259	88,247,714
State Street Target Retirement Fund	84,984,689	1,554,300	636,476	917,824
State Street Target Retirement 2015 Fund	143,774,113	2,981,889	900,170	2,081,719
State Street Target Retirement 2020 Fund	492,738,618	14,261,038	3,222,732	11,038,306
State Street Target Retirement 2025 Fund	472,980,106	17,676,661	3,196,772	14,479,889
State Street Target Retirement 2030 Fund	459,689,495	21,325,481	3,232,172	18,093,309
State Street Target Retirement 2035 Fund	329,556,455	16,691,307	2,390,172	14,301,135
State Street Target Retirement 2040 Fund	279,255,608	15,525,399	1,568,963	13,956,436
State Street Target Retirement 2045 Fund	172,030,039	9,446,514	847,074	8,599,440
State Street Target Retirement 2050 Fund	131,439,194	6,878,121	516,321	6,361,800
State Street Target Retirement 2055 Fund	42,554,594	2,091,337	180,420	1,910,917
State Street Target Retirement 2060 Fund	4,802,463	256,517	31,977	224,540
State Street Asia Pacific Value Spotlight Fund	2,020,738	116,164	67,649	48,515
State Street European Value Spotlight Fund	1,049,677	106,399	12,984	93,415
State Street Global Value Spotlight Fund	2,070,774	214,512	23,094	191,418
State Street International Value Spotlight Fund	2,145,941	357,502	46,508	310,994
State Street U.S. Value Spotlight Fund	1,029,475	95,059	25,369	69,690

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Quarterly Report

31 March 2017

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Investment Trust

Quarterly Report

March 31, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 16.1%
Alpine Securitization Ltd.(a)	1.100%	06/06/2017	06/06/2017	$34,700,000	$34,630,022
Alpine Securitization Ltd.(a)	1.170%	04/19/2017	04/19/2017	115,000,000	114,932,725
Antalis SA(a)	0.950%	04/10/2017	04/10/2017	68,000,000	67,983,850
Antalis SA(a)	1.200%	06/06/2017	06/06/2017	38,050,000	37,966,290
Bennington Stark Capital Co. LLC(a)	0.900%	04/03/2017	04/03/2017	122,357,000	122,350,961
Collateralized Commercial Paper Co. LLC(a)	1.120%	06/08/2017	06/08/2017	75,000,000	74,841,333
Collateralized Commercial Paper Co. LLC(a)	1.170%	05/19/2017	05/19/2017	80,000,000	79,875,200
Collateralized Commercial Paper Co. LLC(b)	1.293%	04/26/2017	10/26/2017	100,000,000	100,000,000
Collateralized Commercial Paper Co. LLC(b)	1.300%	04/06/2017	07/06/2017	100,000,000	100,000,000
Gotham Funding Corp.(a)	0.940%	04/06/2017	04/06/2017	120,302,000	120,286,294
Kells Funding LLC(a)	0.980%	04/06/2017	04/06/2017	44,000,000	43,994,011
Kells Funding LLC(a)	1.010%	06/14/2017	06/14/2017	75,000,000	74,844,292
Kells Funding LLC(a)	1.110%	06/13/2017	06/13/2017	100,000,000	99,774,917
Kells Funding LLC(a)	1.110%	06/14/2017	06/14/2017	100,000,000	99,771,833
LMA SA(a)	1.010%	05/24/2017	05/24/2017	53,900,000	53,819,854
LMA SA(a)	1.200%	06/14/2017	06/14/2017	75,000,000	74,815,000
Nieuw Amsterdam Receivables Corp.(a)	1.200%	06/12/2017	06/12/2017	100,000,000	99,760,000
Starbird Funding Corp.(a)	1.200%	06/13/2017	06/13/2017	50,000,000	49,878,333

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,524,915

CERTIFICATES OF DEPOSIT – 32.4%
Bank of Montreal(a)	1.000%	04/03/2017	04/03/2017	75,000,000	75,000,525
Bank of Montreal(b)	1.144%	05/02/2017	06/01/2017	100,000,000	100,052,188
Bank of Montreal(b)	1.282%	04/18/2017	05/15/2017	50,000,000	50,020,925
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.100%	05/09/2017	05/09/2017	115,000,000	115,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.140%	06/07/2017	06/07/2017	85,000,000	85,000,000
Canadian Imperial Bank of Commerce(b)	1.079%	05/02/2017	12/01/2017	50,000,000	50,000,000
Citibank NA(a)	1.000%	05/16/2017	05/16/2017	100,000,000	100,000,000
Citibank NA(a)	1.150%	06/16/2017	06/16/2017	50,000,000	50,000,000
DnB Bank ASA(a)	0.860%	04/04/2017	04/04/2017	125,000,000	125,000,000
ING Bank NV(a)	1.050%	04/03/2017	04/03/2017	115,000,000	115,000,000
ING Bank NV(a)	1.210%	07/06/2017	07/06/2017	55,000,000	55,000,000
KBC Bank NV(a)	0.880%	04/05/2017	04/05/2017	154,000,000	154,000,000
Lloyds Bank PLC(b)	1.428%	04/20/2017	07/20/2017	75,000,000	75,000,000
Norinchukin Bank(a)	0.800%	04/10/2017	04/10/2017	93,000,000	93,000,000
Norinchukin Bank(a)	1.030%	04/27/2017	04/27/2017	125,000,000	125,000,000
Royal Bank of Canada(b)	1.184%	04/07/2017	03/07/2018	100,000,000	100,000,000

See accompanying Notes to Schedule of Investments.

1

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Royal Bank of Canada(b)	1.270%	05/04/2017	08/04/2017	$100,000,000	$100,000,000
Royal Bank of Canada(b)	1.444%	04/24/2017	10/24/2017	48,000,000	48,000,000
Skandinaviska Enskilda Banken AB(b)	1.411%	04/12/2017	05/12/2017	86,000,000	86,049,786
Societe Generale(a)	1.120%	05/19/2017	05/19/2017	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.(a)	1.090%	06/01/2017	06/01/2017	71,650,000	71,651,190
Swedbank AB(a)	0.880%	04/03/2017	04/03/2017	100,000,000	100,000,000
Swedbank AB(a)	0.880%	04/05/2017	04/05/2017	100,000,000	100,000,000
Swedbank AB(a)	0.880%	04/06/2017	04/06/2017	100,000,000	100,000,000
Toronto-Dominion Bank(a)	0.930%	04/05/2017	04/05/2017	125,000,000	125,000,000
Toronto-Dominion Bank(a)	1.100%	04/18/2017	04/18/2017	110,000,000	110,000,000
Toronto-Dominion Bank(a)	1.100%	04/19/2017	04/19/2017	90,000,000	90,000,000
Toronto-Dominion Bank(b)	1.174%	05/03/2017	03/05/2018	50,000,000	50,000,000
UBS AG(b)	1.284%	04/07/2017	05/08/2017	65,000,000	65,029,225
Wells Fargo Bank NA(b)	1.270%	05/04/2017	05/08/2017	75,000,000	75,033,818
Wells Fargo Bank NA(b)	1.290%	04/06/2017	08/07/2017	150,000,000	150,000,000
Wells Fargo Bank NA(b)	1.318%	04/10/2017	08/10/2017	104,000,000	104,000,000

TOTAL CERTIFICATES OF DEPOSIT					2,916,837,657

FINANCIAL COMPANY COMMERCIAL PAPER – 24.7%
Australia & New Zealand Banking Group Ltd.(a)	0.900%	04/26/2017	04/26/2017	75,000,000	74,953,125
Australia & New Zealand Banking Group Ltd.(a)	0.980%	04/03/2017	04/03/2017	54,000,000	53,997,060
Bank Nederlandse Gemeenten NV(a)	0.950%	04/19/2017	04/19/2017	150,000,000	149,928,750
Bank Nederlandse Gemeenten NV(a)	0.960%	04/05/2017	04/05/2017	75,000,000	74,992,000
Bank of Nova Scotia(b)	1.114%	04/03/2017	12/01/2017	75,000,000	75,000,000
Bank of Nova Scotia(b)	1.252%	05/22/2017	02/21/2018	49,000,000	49,000,000
Bank of Nova Scotia(b)	1.254%	05/23/2017	02/23/2018	32,000,000	32,000,000
BNP Paribas(a)	1.080%	04/11/2017	04/11/2017	125,000,000	124,962,500
Caisse des Depots et Consignations(a)	1.100%	07/03/2017	07/03/2017	100,000,000	99,715,833
DBS Bank Ltd.(a)	1.040%	04/03/2017	04/03/2017	75,000,000	74,995,667
DBS Bank Ltd.(a)	1.050%	04/24/2017	04/24/2017	115,000,000	114,922,854
DBS Bank Ltd.(a)	1.130%	06/21/2017	06/21/2017	65,000,000	64,834,737
DnB Bank ASA(a)	1.060%	05/30/2017	05/30/2017	115,000,000	114,800,219
Erste Abwicklungsanstalt(a)	1.120%	05/31/2017	05/31/2017	100,000,000	99,813,333
Erste Abwicklungsanstalt(a)	1.130%	05/15/2017	05/15/2017	100,000,000	99,861,889
Erste Abwicklungsanstalt(b)	1.151%	04/03/2017	04/03/2017	125,000,000	125,002,594
Mizuho Bank Ltd.(a)	1.050%	05/22/2017	05/22/2017	100,000,000	99,851,250
National Australia Bank Ltd.(b)	1.347%	04/24/2017	10/23/2017	75,000,000	75,000,000
Nederlandse Waterschapsbank NV(a)	0.770%	04/03/2017	04/03/2017	115,000,000	114,995,081
NRW.BANK(a)	1.000%	04/07/2017	04/07/2017	100,000,000	99,983,333

See accompanying Notes to Schedule of Investments.

2

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
NRW.BANK(a)	1.030%	04/04/2017	04/04/2017	$40,000,000	$39,996,567
NRW.BANK(a)	1.030%	04/05/2017	04/05/2017	45,000,000	44,994,850
Sumitomo Mitsui Banking Corp.(a)	1.100%	04/20/2017	04/20/2017	85,000,000	84,950,653
Sumitomo Mitsui Banking Corp.(a)	1.100%	04/24/2017	04/24/2017	75,000,000	74,947,292
Sumitomo Mitsui Banking Corp.(a)	1.100%	05/17/2017	05/17/2017	80,000,000	79,887,556
Swedbank AB(a)	1.020%	06/05/2017	06/05/2017	40,000,000	39,926,333
Westpac Banking Corp.(b)	1.338%	04/20/2017	08/18/2017	40,000,000	40,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,223,313,476

OTHER COMMERCIAL PAPER – 1.4%
General Electric Co.(a)	0.820%	04/05/2017	04/05/2017	75,000,000	74,993,167
General Electric Co.(a)	0.820%	04/06/2017	04/06/2017	50,000,000	49,994,305

TOTAL OTHER COMMERCIAL PAPER					124,987,472

OTHER NOTES – 22.2%
Bank of America NA(b)	1.169%	04/03/2017	06/02/2017	50,000,000	49,999,208
Bank of America NA(b)	1.261%	04/05/2017	07/05/2017	75,000,000	75,000,000
Bank of America NA(b)	1.373%	04/18/2017	05/17/2017	35,000,000	34,999,586
Bank of America NA(b)	1.398%	04/03/2017	06/01/2017	74,000,000	73,998,851
BNP Paribas(a)	0.810%	04/03/2017	04/03/2017	200,000,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.820%	04/03/2017	04/03/2017	37,000,000	37,000,000
Credit Agricole Corporate & Investment Bank(a)	0.800%	04/03/2017	04/03/2017	200,000,000	200,000,000
Lloyds Bank PLC(a)	0.810%	04/03/2017	04/03/2017	325,000,000	325,000,000
National Bank of Canada(a)	0.860%	04/05/2017	04/05/2017	150,000,000	150,000,000
Natixis North America LLC(a)	0.820%	04/03/2017	04/03/2017	75,000,000	75,000,000
Nordea Bank Finland PLC(a)	0.810%	04/03/2017	04/03/2017	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB(a)	0.810%	04/03/2017	04/03/2017	325,000,000	325,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.350%	06/05/2017	12/05/2017	50,000,000	50,053,290

TOTAL OTHER NOTES					1,996,050,935

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a Government National Mortgage Association, 3.500% due 02/20/2047, valued at $22,440,001); expected proceeds $22,001,522	0.830%	04/03/2017	04/03/2017	22,000,000	22,000,000

See accompanying Notes to Schedule of Investments.

3

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2017 (collateralized by Federal National Mortgage Associations, 2.500% – 4.000% due 01/01/2032 – 12/01/2043, valued at $27,541,647); expected proceeds $27,001,845	0.820%	04/03/2017	04/03/2017	$27,000,000	$27,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					49,000,000

OTHER REPURCHASE AGREEMENTS – 0.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various Corporate Bonds, 1.050% – 9.400% due 05/01/2017 – 08/31/2064, valued at $53,509,009); expected proceeds $50,004,417	1.060%	04/03/2017	04/03/2017	50,000,000	50,000,000

TREASURY REPURCHASE AGREEMENTS – 1.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, valued at $51,000,010); expected proceeds $50,004,417	1.060%	04/03/2017	04/03/2017	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 1.750% due 05/15/2022, valued at $26,520,027); expected proceeds $26,001,755	0.810%	04/03/2017	04/03/2017	26,000,000	26,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 0.875% due 05/15/2019, valued at $56,100,075); expected proceeds $55,003,667	0.800%	04/03/2017	04/03/2017	55,000,000	55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $25,501,791); expected proceeds $25,001,708	0.820%	04/03/2017	04/03/2017	25,000,000	25,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					156,000,000

TOTAL INVESTMENTS – 99.7% (Cost $8,965,547,719)(c)					8,965,714,455
Other Assets in Excess of Liabilities – 0.3%					28,499,561

NET ASSETS – 100.0%					$8,994,214,016

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2017.

(c)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

4

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,449,524,915	$–	$1,449,524,915
Certificates of Deposit	–	2,916,837,657	–	2,916,837,657
Financial Company Commercial Paper	–	2,223,313,476	–	2,223,313,476
Other Commercial Paper	–	124,987,472	–	124,987,472
Other Notes	–	1,996,050,935	–	1,996,050,935
Government Agency Repurchase Agreements	–	49,000,000	–	49,000,000
Other Repurchase Agreement	–	50,000,000	–	50,000,000
Treasury Repurchase Agreements	–	156,000,000	–	156,000,000

Total Investments	$–	$8,965,714,455	$–	$8,965,714,455

See accompanying Notes to Schedule of Investments.

5

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 45.6%
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(a)	0.644%	04/02/2017	04/02/2018	$200,000,000	$200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(a)	0.691%	04/03/2017	10/03/2017	98,200,000	98,194,959
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(a)	0.899%	04/07/2017	11/07/2017	150,000,000	149,996,355
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.05%(a)	0.932%	04/30/2017	08/30/2017	124,900,000	124,894,768
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	0.942%	04/30/2017	11/30/2017	150,000,000	149,987,393
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(a)	0.947%	04/30/2017	10/30/2017	125,000,000	124,997,797
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(a)	0.609%	04/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(a)	0.917%	04/15/2017	05/15/2017	158,750,000	158,749,244
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(a)	0.960%	04/04/2017	12/04/2017	125,000,000	125,120,673
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.04%(a)	1.022%	04/27/2017	04/27/2017	119,600,000	119,599,397
Federal Home Loan Bank(b)	0.555%	04/24/2017	04/24/2017	180,995,000	181,051,966
Federal Home Loan Bank(b)	0.557%	04/27/2017	04/27/2017	149,000,000	149,054,948
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(a)	0.708%	04/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.10%(a)	0.930%	04/20/2017	04/20/2017	146,800,000	146,800,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.983%	04/18/2017	05/18/2017	148,600,000	148,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	0.993%	05/08/2017	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.09%(a)	1.019%	06/08/2017	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.11%(a)	1.042%	06/20/2017	06/20/2017	28,200,000	28,199,653
Federal Home Loan Bank, 3 Month USD LIBOR – 0.10%(a)	1.052%	06/29/2017	06/29/2017	368,350,000	368,350,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.46%(a)	0.555%	04/11/2017	04/11/2017	400,000,000	400,000,000

See accompanying Notes to Schedule of Investments.

6

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.811%	04/14/2017	12/14/2017	$250,000,000	$250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.02%(a)	0.850%	04/04/2017	05/04/2017	220,600,000	220,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.851%	06/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(a)	0.954%	05/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.987%	04/23/2017	05/23/2017	80,800,000	80,800,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.993%	05/01/2017	11/28/2017	250,000,000	249,991,617
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	1.076%	06/14/2017	06/14/2017	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.11%(a)	0.724%	04/07/2017	07/07/2017	403,600,000	403,600,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.42%(a)	0.623%	04/24/2017	07/24/2017	156,000,000	156,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(a)	0.779%	04/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	0.859%	05/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.801%	04/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	0.968%	04/28/2017	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(a)	0.854%	05/13/2017	11/13/2017	125,000,000	125,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.02%(a)	0.819%	04/07/2017	09/07/2017	181,000,000	181,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(a)	0.832%	04/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.05%(a)	0.963%	04/10/2017	07/10/2017	175,000,000	174,998,816
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(a)	0.840%	04/06/2017	04/06/2018	90,000,000	89,999,850
Federal Home Loan Bank(b)	0.489%	04/07/2017	04/07/2017	100,000,000	99,991,850
Federal Home Loan Bank(b)	0.500%	04/12/2017	04/12/2017	246,600,000	246,560,811
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.623%	04/17/2017	07/17/2017	135,700,000	135,700,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35%(a)	0.680%	04/22/2017	01/22/2018	171,400,000	171,400,000

See accompanying Notes to Schedule of Investments.

7

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(a)	0.724%	04/09/2017	01/09/2018	$185,700,000	$185,700,000
Federal Home Loan Bank(b)	0.785%	06/21/2017	06/21/2017	509,000,000	508,100,000
Federal Home Loan Bank(b)	0.785%	06/23/2017	06/23/2017	350,000,000	349,366,549
Federal Home Loan Bank(b)	0.788%	06/16/2017	06/16/2017	327,250,000	326,705,601
Federal Home Loan Bank(b)	0.789%	06/09/2017	06/09/2017	299,000,000	298,547,837
Federal Home Loan Bank(b)	0.789%	06/28/2017	06/28/2017	483,000,000	482,068,454
Federal Home Loan Bank(b)	0.790%	05/31/2017	05/31/2017	138,999,000	138,816,769
Federal Home Loan Bank(b)	0.800%	06/30/2017	06/30/2017	119,500,000	119,261,000
Federal Home Loan Bank(b)	0.800%	07/05/2017	07/05/2017	100,000,000	99,788,889
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(a)	0.837%	04/25/2017	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.18%(a)	0.803%	04/19/2017	04/19/2017	68,700,000	68,699,828
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(a)	0.818%	04/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(a)	0.833%	04/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.913%	04/17/2017	08/17/2017	221,800,000	221,800,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39%(a)	0.647%	04/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.09%(a)	0.791%	04/11/2017	08/11/2017	67,300,000	67,300,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(a)	0.700%	04/05/2017	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.896%	04/16/2017	08/16/2017	95,000,000	95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.46%(a)	0.565%	04/19/2017	04/19/2017	68,700,000	68,700,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(a)	0.828%	04/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(a)	0.831%	06/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.43%(a)	0.612%	04/27/2017	07/27/2017	102,000,000	101,963,972
Federal Home Loan Bank, 3 Month USD LIBOR – 0.41%(a)	0.612%	04/13/2017	07/13/2017	387,000,000	387,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(a)	0.675%	04/06/2017	10/06/2017	210,400,000	210,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17%(a)	0.808%	04/18/2017	04/18/2017	170,000,000	170,000,000

See accompanying Notes to Schedule of Investments.

8

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(a)	0.840%	06/13/2017	12/13/2017	$94,900,000	$94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.898%	04/16/2017	08/16/2017	158,500,000	158,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.03%(a)	0.910%	04/17/2017	08/17/2017	95,000,000	95,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.40%(a)	0.618%	04/12/2017	07/12/2017	339,300,000	339,300,000
Federal Home Loan Mortgage Corp.(b)	0.500%	05/15/2017	05/15/2017	321,900,000	321,703,283
Federal Home Loan Mortgage Corp.(b)	0.520%	04/17/2017	04/17/2017	130,000,000	129,969,956
Federal Home Loan Mortgage Corp.(b)	0.520%	04/21/2017	04/21/2017	39,300,000	39,288,647
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(a)	0.675%	04/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(b)	0.770%	07/05/2017	07/05/2017	358,073,000	357,345,416
Federal Home Loan Mortgage Corp.(b)	0.780%	06/26/2017	06/26/2017	265,800,000	265,304,726
Federal Home Loan Mortgage Corp.(b)	0.830%	08/04/2017	08/04/2017	336,800,000	335,829,361
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.01%(a)	0.983%	04/20/2017	04/20/2017	125,000,000	124,999,005
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(a)	1.072%	06/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(a)	0.921%	04/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.21%(a)	0.733%	04/17/2017	04/17/2017	333,400,000	333,400,000
Federal Home Loan Mortgage Corp.(b)	0.500%	04/25/2017	04/25/2017	369,500,000	369,376,833
Federal Home Loan Mortgage Corp.(b)	0.520%	05/09/2017	05/09/2017	369,400,000	369,197,240
Federal Home Loan Mortgage Corp.(b)	0.550%	05/18/2017	05/18/2017	184,500,000	184,367,519
Federal Home Loan Mortgage Corp.(b)	0.770%	06/15/2017	06/15/2017	210,773,000	210,434,885
Federal Home Loan Mortgage Corp.(b)	0.770%	06/20/2017	06/20/2017	258,800,000	258,357,164
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(a)	0.806%	06/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(b)	0.550%	04/27/2017	04/27/2017	229,000,000	229,094,717
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.840%	04/05/2017	10/05/2017	75,000,000	74,985,005
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.938%	04/16/2017	08/16/2017	300,000,000	299,988,652
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03%(a)	0.985%	04/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05%(a)	1.102%	06/21/2017	03/21/2018	250,000,000	250,412,793
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(a)	0.857%	04/08/2017	09/08/2017	220,000,000	219,970,918

See accompanying Notes to Schedule of Investments.

9

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(b)	0.510%	04/03/2017	04/03/2017	$398,000,000	$397,988,723
Federal National Mortgage Assoc.(b)	0.510%	04/17/2017	04/17/2017	460,000,000	459,895,733
Federal National Mortgage Assoc.(b)	0.512%	04/26/2017	04/26/2017	272,367,000	272,270,158
Federal National Mortgage Assoc.(b)	0.519%	04/05/2017	04/05/2017	150,000,000	149,991,350
Federal National Mortgage Assoc.(b)	0.530%	04/19/2017	04/19/2017	173,750,000	173,703,956
Federal National Mortgage Assoc.(b)	0.770%	05/10/2017	05/10/2017	144,000,000	143,879,880
Federal National Mortgage Assoc.(b)	0.770%	06/21/2017	06/21/2017	118,373,000	118,167,919
Federal National Mortgage Assoc.(b)	0.775%	06/14/2017	06/14/2017	111,000,000	110,823,171
Federal National Mortgage Assoc.(b)	0.780%	06/07/2017	06/07/2017	69,346,000	69,245,333
Federal National Mortgage Assoc.(b)	0.530%	05/01/2017	05/01/2017	297,500,000	297,368,604

TOTAL GOVERNMENT AGENCY DEBT					21,999,819,943

TREASURY DEBT – 17.7%
U.S. Treasury Bill(b)	0.470%	04/20/2017	04/20/2017	899,000,000	898,709,553
U.S. Treasury Bill(b)	0.483%	04/27/2017	04/27/2017	1,050,000,000	1,049,564,428
U.S. Treasury Bill(b)	0.490%	04/06/2017	04/06/2017	702,000,000	701,949,965
U.S. Treasury Bill(b)	0.495%	04/13/2017	04/13/2017	891,000,000	890,806,402
U.S. Treasury Bill(b)	0.518%	05/04/2017	05/04/2017	400,000,000	399,810,935
U.S. Treasury Bill(b)	0.615%	05/25/2017	05/25/2017	100,000,000	99,908,050
U.S. Treasury Bill(b)	0.615%	06/08/2017	06/08/2017	248,500,000	248,211,326
U.S. Treasury Bill(b)	0.620%	06/01/2017	06/01/2017	305,000,000	304,683,308
U.S. Treasury Bill(b)	0.625%	05/18/2017	05/18/2017	300,000,000	299,756,612
U.S. Treasury Bill(b)	0.778%	06/29/2017	06/29/2017	500,000,000	499,036,575
U.S. Treasury Bill(b)	0.793%	06/15/2017	06/15/2017	746,000,000	744,783,453
U.S. Treasury Bill(b)	0.910%	09/14/2017	09/14/2017	303,250,000	301,979,018
U.S. Treasury Note(b)	0.820%	07/31/2017	07/31/2017	111,000,000	111,574,448
U.S. Treasury Note(b)	0.825%	07/31/2017	07/31/2017	110,000,000	109,926,619
U.S. Treasury Note, 3 Month USD MMY + 0.07%(a)	0.856%	04/01/2017	04/30/2017	176,500,000	176,500,049
U.S. Treasury Note, 3 Month USD MMY + 0.08%(a)	0.859%	04/01/2017	07/31/2017	229,000,000	228,978,288
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	0.950%	04/01/2017	10/31/2017	150,000,000	149,911,744
U.S. Treasury Note, 3 Month USD MMY + 0.17%(a)	0.956%	04/01/2017	07/31/2018	678,566,000	679,298,457
U.S. Treasury Note, 3 Month USD MMY + 0.19%(a)	0.972%	04/04/2017	04/30/2018	650,500,000	651,286,208

TOTAL TREASURY DEBT					8,546,675,438

See accompanying Notes to Schedule of Investments.

10

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 9.000% due 04/01/2017 – 07/01/2047, Federal National Mortgage Associations, 0.000% – 8.500% due 04/25/2017 – 08/01/2048, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2018 – 02/15/2027, valued at $969,000,067); expected proceeds $950,149,625	0.810%	04/07/2017	04/07/2017	$950,000,000	$950,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2017 (collateralized by Federal Farm Credit Banks, 0.867% – 5.150% due 01/08/2018 – 09/01/2038, Federal Home Loan Banks, 0.770% – 3.500% due 06/01/2017 – 06/01/2035, Federal Home Loan Discount Notes, 0.000% due 04/19/2017 – 07/24/2017, Federal National Mortgage Associations, 0.000% – 2.500% due 06/01/12017 – 09/14/2017, a U.S. Treasury Bill, 0.000% due 04/27/2017, U.S. Treasury Bonds, 2.750% – 2.875% due 11/15/2042 – 08/15/2045, and U.S. Treasury Notes, 0.500% – 3.500% due 07/31/2017 – 10/31/2022, valued at $229,501,356); expected proceeds $225,033,688

	0.770%	04/03/2017	04/03/2017	225,000,000	225,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/28/2017 (collateralized by Federal Home Loan Banks, 0.875% – 1.000% due 10/01/2018 – 09/26/2019, Federal Home Loan Mortgage Corporations, 1.000% – 6.750% due 07/26/2019 – 03/15/2031, Federal National Mortgage Associations, 1.125% – 3.380% due 09/06/2019 – 01/01/2027, a Government National Mortgage Association, 3.500% due 01/20/2046, U.S. Treasury Bonds, 3.000% – 9.000% due 11/15/2018 – 02/15/2047, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.625% due 01/15/2024 – 01/15/2026, and U.S. Treasury Notes, 0.625% – 3.500% due 08/31/2017 – 12/31/2022, valued at $306,000,000); expected proceeds $300,044,917

	0.770%	04/04/2017	04/04/2017	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

11

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a Government National Mortgage Association, 3.500% due 03/20/2046, and U.S. Treasury Notes, 1.375% – 2.250% due 10/31/2020 – 11/15/2025, valued at $204,000,001); expected proceeds $200,030,333	0.780%	04/07/2017	04/07/2017	$200,000,000	$200,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 4.118% – 5.966% due 09/01/2020 – 06/01/2029, Federal National Mortgage Associations, 2.528% – 4.637% due 11/01/2017 – 05/01/2018, U.S. Treasury Bonds, 2.875% – 8.750% due 05/15/2017 – 08/15/2045, a U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2028 – 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2018 – 07/15/2026, U.S. Treasury Notes, 0.500% – 3.625% due 04/30/2017 – 11/30/2023, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 02/15/2025, valued at $793,560,000); expected proceeds $778,051,867

	0.800%	04/03/2017	04/03/2017	778,000,000	778,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 02/01/2047 – 03/01/2047, and Federal National Mortgage Association, 3.500% – 4.000% due 02/01/2047 – 03/01/2047, valued at $2,142,144,586); expected proceeds $2,100,141,750	0.810%	04/03/2017	04/03/2017	2,100,000,000	2,100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,553,000,000

TREASURY REPURCHASE AGREEMENTS – 26.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Notes, 1.125% – 1.500% due 05/31/2020 – 09/30/2021, valued at $26,801,561); expected proceeds $26,277,642	0.750%	04/03/2017	04/03/2017	26,276,000	26,276,000

See accompanying Notes to Schedule of Investments.

12

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, and a U.S. Treasury Note, 2.125% due 03/31/2024 valued at $81,605,517); expected proceeds $80,005,333	0.800%	04/03/2017	04/03/2017	$80,000,000	$80,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.750% – 2.500% due 05/15/2017 – 02/15/2027, valued at $2,297,040,065); expected proceeds $2,252,146,380	0.780%	04/03/2017	04/03/2017	2,252,000,000	2,252,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri- Party), dated 01/13/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2017 – 07/15/2023, and U.S. Treasury Notes 1.375% – 3.500% due 06/30/2017 – 11/30/2021, valued at $729,300,078); expected proceeds $715,984,317	0.590%	04/07/2017	04/07/2017	715,000,000	715,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Note 1.375% due 06/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 08/15/2021, valued at $129,473,786); expected proceeds $126,943,251	0.780%	04/03/2017	04/03/2017	126,935,000	126,935,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, and a U.S. Treasury Note 2.125% due 06/30/2022, valued at $255,000,056); expected proceeds $250,038,403	0.790%	04/07/2017	04/07/2017	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

13

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 2.500% – 3.875% due 08/15/2040 – 11/15/2046, and U.S. Treasury Notes, 0.625% – 2.500% due 06/30/2017 – 05/15/2025, valued at $459,000,090); expected proceeds $450,070,000	0.800%	04/07/2017	04/07/2017	$450,000,000	$450,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and a U.S. Treasury Note, 1.625% due 08/15/2022, valued at $6,873,429,664); expected proceeds $6,873,429,563	0.750%	04/03/2017	04/03/2017	6,873,000,000	6,873,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/30/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 05/11/2017, a U.S. Treasury Bond, 3.000% due 11/15/2044, and U.S. Treasury Notes, 0.625% – 4.750% due 08/15/2017 – 05/15/2026, valued at $204,000,022); expected proceeds $200,029,944	0.770%	04/06/2017	04/06/2017	200,000,000	200,000,000
Agreement with Lloyds Bank PLC, dated 03/29/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, and U.S. Treasury Notes, 2.250% – 8.000% due 11/15/2020 – 02/15/2025, valued at $515,091,905); expected proceeds $500,075,833	0.780%	04/05/2017	04/05/2017	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 8.500% due 02/15/2020 – 08/15/2043, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2023 – 07/15/2024, and U.S. Treasury Notes, 0.625% – 3.625% due 06/30/2017 – 02/15/2027, valued at $306,019,965); expected proceeds $300,019,500	0.780%	04/03/2017	04/03/2017	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

14

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with MUFG Securities, dated 02/24/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.500% due 02/28/2021 – 05/15/2046, valued at $203,852,006); expected proceeds $200,203,222(c)	0.620%	04/24/2017	04/24/2017	$200,000,000	$200,000,000
Agreement with MUFG Securities, dated 03/08/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 06/30/2021 – 02/15/2026, valued at $204,854,141); expected proceeds $200,141,167(c)	0.770%	04/10/2017	04/10/2017	200,000,000	200,000,000
Agreement with MUFG Securities, dated 03/29/2017 (collateralized by U.S. Treasury Notes, 0.750% – 2.125% due 08/31/2018 – 02/15/2026, valued at $228,784,295); expected proceeds $225,043,875	0.780%	04/07/2017	04/07/2017	225,000,000	225,000,000
Agreement with MUFG Securities, dated 03/31/2017 (collateralized by U.S. Treasury Notes, 0.875% – 5.250% due 05/31/2018 – 05/15/2046, valued at $193,102,189); expected proceeds $189,212,456	0.790%	04/03/2017	04/03/2017	189,200,000	189,200,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 07/15/2023, valued at $80,585,480); expected proceeds $79,005,267	0.800%	04/03/2017	04/03/2017	79,000,000	79,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					12,666,411,000

TOTAL INVESTMENTS – 99.1%(d)(e)					47,765,906,381
Other Assets in Excess of Liabilities – 0.9%					450,799,575

NET ASSETS – 100.0%					$48,216,705,956

(a)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(b)	Rate represents annualized yield at date of purchase.

(c)	Illiquid security. These securities represent $400,000,000 or 0.8% of net assets as of March 31, 2017.

(d)	Also represents the cost for federal tax purposes.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying Notes to Schedule of Investments.

15

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.470%	04/20/2017	04/20/2017	$2,025,000,000	$2,024,322,470
U.S. Treasury Bill(a)	0.483%	04/27/2017	04/27/2017	1,880,000,000	1,879,183,869
U.S. Treasury Bill(a)	0.495%	04/13/2017	04/13/2017	1,726,958,000	1,726,621,969
U.S. Treasury Bill(a)	0.518%	05/04/2017	05/04/2017	859,000,000	858,593,982
U.S. Treasury Bill(a)	0.530%	04/06/2017	04/06/2017	900,810,000	900,745,572
U.S. Treasury Bill(a)	0.615%	05/25/2017	05/25/2017	347,000,000	346,703,982
U.S. Treasury Bill(a)	0.615%	06/08/2017	06/08/2017	100,000,000	99,883,833
U.S. Treasury Bill(a)	0.620%	06/01/2017	06/01/2017	153,000,000	152,841,103
U.S. Treasury Bill(a)	0.625%	05/18/2017	05/18/2017	150,000,000	149,878,303
U.S. Treasury Bill(a)	0.645%	06/15/2017	06/15/2017	808,000,000	806,716,348
U.S. Treasury Bill(a)	0.760%	06/22/2017	06/22/2017	602,000,000	600,957,871
U.S. Treasury Bill(a)	0.778%	06/29/2017	06/29/2017	649,000,000	647,749,470
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	100,000,000	99,572,306
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	100,000,000	99,580,873
U.S. Treasury Note(a)	0.534%	04/15/2017	04/15/2017	125,000,000	125,016,316
U.S. Treasury Note(a)	0.799%	04/30/2017	04/30/2017	125,000,000	125,007,290
U.S. Treasury Note(a)	0.800%	04/30/2017	04/30/2017	125,000,000	125,231,614
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	32,000,000	32,165,607
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	32,000,000	31,978,653
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	0.856%	04/01/2017	04/30/2017	464,900,000	464,916,262
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	0.859%	04/01/2017	07/31/2017	358,500,000	358,467,084
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.950%	04/01/2017	10/31/2017	180,500,000	180,473,441
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.956%	04/01/2017	07/31/2018	256,000,000	256,201,385
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	0.972%	04/04/2017	04/30/2018	499,820,000	500,171,636
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.054%	04/01/2017	01/31/2018	333,000,000	333,456,193

TOTAL TREASURY DEBT					12,926,437,432

TOTAL INVESTMENTS – 100.0%(c)(d)					12,926,437,432
Other Assets in Excess of Liabilities – 0.0%(e)					4,300,937

NET ASSETS – 100.0%					$12,930,738,369

See accompanying Notes to Schedule of Investments.

16

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

17

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 67.9%
U.S. Treasury Bill(a)	0.470%	04/20/2017	04/20/2017	$925,000,000	$924,676,335
U.S. Treasury Bill(a)	0.483%	04/27/2017	04/27/2017	875,000,000	874,599,390
U.S. Treasury Bill(a)	0.490%	04/06/2017	04/06/2017	475,000,000	474,965,413
U.S. Treasury Bill(a)	0.495%	04/13/2017	04/13/2017	750,000,000	749,846,289
U.S. Treasury Bill(a)	0.518%	05/04/2017	05/04/2017	300,000,000	299,858,203
U.S. Treasury Bill(a)	0.615%	05/25/2017	05/25/2017	75,000,000	74,931,037
U.S. Treasury Bill(a)	0.615%	06/08/2017	06/08/2017	75,000,000	74,912,875
U.S. Treasury Bill(a)	0.620%	06/01/2017	06/01/2017	100,000,000	99,896,131
U.S. Treasury Bill(a)	0.625%	05/18/2017	05/18/2017	100,000,000	99,918,866
U.S. Treasury Bill(a)	0.645%	06/15/2017	06/15/2017	575,000,000	574,083,854
U.S. Treasury Bill(a)	0.760%	06/22/2017	06/22/2017	250,000,000	249,567,222
U.S. Treasury Bill(a)	0.778%	06/29/2017	06/29/2017	400,000,000	399,229,254
U.S. Treasury Bill(a)	0.890%	09/21/2017	09/21/2017	75,000,000	74,679,229
U.S. Treasury Bill(a)	0.910%	09/14/2017	09/14/2017	75,000,000	74,685,661
U.S. Treasury Note(a)	0.820%	07/31/2017	07/31/2017	24,000,000	24,124,205
U.S. Treasury Note(a)	0.825%	07/31/2017	07/31/2017	24,000,000	23,983,990
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	0.856%	04/01/2017	04/30/2017	279,930,000	279,935,166
U.S. Treasury Note, 3 Month USD MMY + 0.08%(b)	0.859%	04/01/2017	07/31/2017	309,500,000	309,475,633
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.950%	04/01/2017	10/31/2017	254,500,000	254,408,871
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	0.956%	04/01/2017	07/31/2018	164,000,000	164,145,374
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	0.972%	04/04/2017	04/30/2018	307,836,000	308,025,319
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.054%	04/01/2017	01/31/2018	238,000,000	238,314,843

TOTAL TREASURY DEBT					6,648,263,160

TREASURY REPURCHASE AGREEMENTS – 29.5%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2046, and a U.S. Treasury Note, 1.125% due 07/31/2021, valued at $25,501,679); expected proceeds $25,001,646	0.790%	04/03/2017	04/03/2017	25,000,000	25,000,000

See accompanying Notes to Schedule of Investments.

18

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 01/13/2017 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, U.S. Treasury Notes, 1.375% – 2.250% due 09/30/2017 – 04/30/2021, and a U.S. Treasury Strip, 0.000% due 02/15/2027, valued at $163,200,000); expected proceeds $160,220,267	0.590%	04/07/2017	04/07/2017	$160,000,000	$160,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, and a U.S. Treasury Inflation Index Note, 2.625% due 07/15/2017, valued at $102,000,088); expected proceeds $100,006,500	0.780%	04/03/2017	04/03/2017	100,000,000	100,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and U.S. Treasury Notes, 1.625% – 3.625% due 02/15/2020 – 08/15/2022, valued at $2,605,162,834); expected proceeds $2,605,162,813	0.750%	04/03/2017	04/03/2017	2,605,000,000	2,605,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,890,000,000

TOTAL INVESTMENTS – 97.4%(c)(d)					9,538,263,160
Other Assets in Excess of Liabilities – 2.6%					256,138,794

NET ASSETS – 100.0%					$9,794,401,954

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

19

State Street Institutional Investment Trust

Notes to Schedules of Investments

March 31, 2017 (Unaudited)

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end

20

State Street Institutional Investment Trust

Notes to Schedules of Investments — (continued)

March 31, 2017 (Unaudited)

of the reporting period. The Portfolios had no transfers between levels for the period ended March 31, 2017.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$8,993,094,311	$1,117,847	$–	$1,117,847

21

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust
BY:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

BY:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	May 23, 2017